Registration No. 333-116220
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 35
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 248
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 247-4944
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Depositor's Telephone Number, including Area Code
Eldwin Nichols
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2018 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Prospectus dated May 1, 2018

The Company no longer offers or issues the Contract. This Prospectus is only for the use of the current Contract owners.

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you , as owner , should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2018, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable Annuity SM , Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.

For any administrative questions, you may contact us by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:
We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third Contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider.

SEPARATE ACCOUNT INVESTMENT OPTIONS

The following underlying mutual funds are available under the Contract(1):

AllianceBernstein Variable Products Series Fund — Class A	MFS — Service Class
• AllianceBernstein Small Cap Growth Portfolio(2)	• International Value Portfolio
• AllianceBernstein Small/Mid Cap Value Portfolio	• New Discovery Series
American Century Variable Portfolios, Inc.	• Utilities Series
• Capital Appreciation Fund — Class I(3)	• Value Series
• Inflation Protection Fund — Class II	Neuberger Berman Advisers Management Trust
• Mid Cap Value Fund — Class II	• Large Cap Value Portfolio — I Class
• Ultra Fund — Class II	• Mid Cap Growth Portfolio — S Class(5)
American Funds Insurance Series — Class 2	• Sustainable Equity Portfolio — I Class
• Asset Allocation Fund	PIMCO Variable Insurance Trust
• Blue Chip Income and Growth Fund	• All Asset Portfolio — Administrative Class
• Global Small Capitalization Fund	• High Yield Portfolio — Administrative Class
• New World Fund	• Low Duration Portfolio — Advisor Class
BlackRock Variable Insurance Funds — Class III	• Total Return Portfolio — Administrative Class
• Global Allocation V.I. Fund	Principal Variable Contracts Funds — Class 1
• iShares Alternative Strategies V.I.	• Core Plus Bond Account
• iShares Dynamic Allocation V.I.	• Diversified International Account
Columbia VP — Class 2	• Equity Income Account
• Limited Duration Credit Fund	• Government & High Quality Bond Account
Delaware Variable Insurance Products — Service Class	• Income Account
• Limited Term Diversified Income Series	• International Emerging Markets Account
• Small Cap Value	• LargeCap Growth Account
Deutsche Variable Insurance Portfolio — Class B	• LargeCap Growth Account I
• Small Mid Cap Value VIP	• LargeCap S&P 500 Index Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Value Account
• Technology Growth Portfolio	• MidCap Account(6)
Fidelity Variable Insurance Products	• Multi-Asset Income Account(7)
• Contrafund® Portfolio — Service Class 2	• Principal Capital Appreciation Division
• Equity-Income Portfolio — Service Class 2	• Principal LifeTime 2010 Account(7)
• Government Money Market Portfolio — Initial Class(4)	• Principal LifeTime 2020 Account(7)
• Growth Portfolio — Service Class 2	• Principal LifeTime 2030 Account(7)
• Mid Cap Portfolio — Service Class 2	• Principal LifeTime 2040 Account(7)
• Overseas Portfolio — Service Class 2	• Principal LifeTime 2050 Account(7)
Franklin Templeton Variable Insurance Products Trust	• Principal LifeTime Strategic Income Account(7)
• Franklin Global Real Estate VIP Fund — Class 2	• Real Estate Securities Account
• Small Cap Value VIP Fund — Class 2	• Short-Term Income Account
• Templeton Global Bond VIP Fund — Class 4	• SmallCap Account
Goldman Sachs Variable Insurance Trust — Institutional Shares	• Strategic Asset Management Balanced Account Portfolio(7)
• MidCap Value Fund	• Strategic Asset Management Conservative Balanced Portfolio(7)
• Small Cap Equity Insights Fund	• Strategic Asset Management Conservative Growth Portfolio(7)
Guggenheim Investments Variable Insurance Funds	• Strategic Asset Management Flexible Income Portfolio(7)
• Global Managed Futures Strategy Fund	• Strategic Asset Management Strategic Growth Portfolio(7)
• Long Short Equity Fund	Principal Variable Contracts Funds — Class 2
• Multi-Hedge Strategies Fund	• Diversified Balanced Account(7)
• Series F (Guggenheim Floating Rate Strategies Series)	• Diversified Balanced Managed Volatility Account(7)
Invesco Variable Insurance Funds — Series I	• Diversified Growth Account(7)
• Health Care Fund	• Diversified Growth Managed Volatility Account(7)
• International Growth Fund	• Diversified Income Account(7)
• Small Cap Equity Fund	Rydex Variable Insurance
• Value Opportunities Fund	• Commodities Strategy Fund
Janus Henderson Series — Service Shares
• Flexible Bond Portfolio

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Underlying mutual funds available under the Contract(1) (cont.)

T. Rowe Price Equity Series, Inc. — II	VanEck VIP Global Insurance Trust — Class S Shares
• T. Rowe Price Blue Chip Growth Portfolio	• Global Hard Assets Fund
• T. Rowe Price Health Sciences Portfolio(9)
TOPS® — Investor Class Shares(7)(8)
• TOPS® Aggressive Growth ETF Portfolio
• TOPS® Balanced ETF Portfolio
• TOPS® Conservative ETF Portfolio
• TOPS® Growth ETF Portfolio
• TOPS® Moderate Growth ETF Portfolio

(1)	If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

(2)	Effective February 1, 2013, the AllianceBernstein Small Cap Growth Portfolio is no longer available to customers with an application signature date on or after February 1, 2013.

(3)	Effective May 18, 2013, the Capital Appreciation Fund is no longer available to customers with an application signature date on or after May 18, 2013.

(4)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(5)	The Neuberger Berman AMT Mid Cap Growth Portfolio is not available to customers with an application signature date on or after May 18, 2013.

(6)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.

(7)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(8)	Investment option will be available June 11, 2018.

(9)	Effective June 1, 2015, the T. Rowe Price Health Sciences Portfolio is no longer available to customers with an application signature date on or after June 1, 2015.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

Subject to state availability, if your Contract was purchased on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY

accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date .
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

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notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner refers to the original owner.
premium payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(2) - Surrender charges apply to each premium payment for 9 years.	• 8%	• 8%
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(3) - Surrender charges apply to each premium payment for 7 years.	• 6%	• 6%
Transaction Fees • for each unscheduled partial surrender	• the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	• $0
• for each unscheduled transfer(4)	• the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	• $0
State Premium Taxes (vary by state)(5)	• 3.50% of premium payments made	• 0%

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The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.15%
Total Separate Account Annual Expense	1.40%	1.40%

Optional Riders(6)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on the average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(7) • for applications signed before August 1, 2013	1.65%	0.95%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(8) • for applications signed before August 1, 2013	2.00%	1.10%
Total Separate Account Annual Expense plus Optional Riders Annual Expense
• with Principal Income Builder 3(9) – for applications signed before August 1, 2013
• with Principal Income Builder 10(10) – for applications signed before August 1, 2013
	3.65% 4.00%	2.95% 3.10%

Optional Riders No Longer Available For Sale
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)(11)	0.30%	0.25%
GMWB 1 Rider (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)(12)	0.85%	0.80%(13)
GMWB 2-SL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.00%	0.95%(15)
GMWB 2-SL/JL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.65%(16)	0.95%(17)

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This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2017
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.25%	3.15%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered)

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	—%

(3)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(4)
Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

(6)	Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(7)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

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(8)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(9)
This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(10)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(11)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to (1) the accumulated value at the beginning of the calendar quarter plus (2) the accumulated value at the end of the calendar quarter, and this sum is divided by two. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. See APPENDIX H for additional information.

(12)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to (1) the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back remaining withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. See APPENDIX G for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.

(13)
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.

(14)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see APPENDIX F and for GMWB 2-SL/JL, see APPENDIX E for more information on how the rider charge is calculated.

(15)	The current annual charge prior to your Contract's 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%. See APPENDIX E for more details.

(16)	The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(17)
A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary or (2) the rider application was signed on or after February 16, 2009. See APPENDIX E for more details.

EXAMPLE
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.
The example assumes(1):

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2017 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted;

•	the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.15%)	$1,405	$2,683	$3,881	$6,815	$702	$2,100	$3,490	$6,815	$702	$2,100	$3,490	$6,815
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$1,146	$1,934	$2,670	$4,560	$420	$1,290	$2,206	$4,560	$420	$1,290	$2,206	$4,560

(1)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(2)
The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

For Condensed Financial Information, please see Appendix I.
SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options.

•
A complete list of the divisions may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•	The investment options also include the Fixed Account and the DCA Plus accounts.

•
The GMWB riders impose limitations on the investment options available by requiring you to allocate 100% of your Separate Account assets to one of the designated fund options for the life of the rider.

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Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis;

•	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and

•	transfers into DCA Plus accounts are not permitted.
During the annuitization period, transfers are not permitted (no transfers once payments have begun).
See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and 6. TRANSFERS AND SURRENDERS for additional restrictions.
This Transfers section does not apply to transfers under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•	full surrender of your Contract may be subject to an annual Contract fee;

•	during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
During the annuitization period, surrenders are not allowed.
See 6. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•	The optional riders are available at an additional cost

•
Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•	Principal Income Builder 3 – The current annual rider charge is 0.95% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•	Principal Income Builder 10 – The current annual rider charge is 1.10% of the average Investment Back withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•	An annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.

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Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 7.THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 7.THE ANNUITIZATION PERIOD and 10. FEDERAL TAX MATTERS.

Death Benefit

•
The standard death benefit generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary wholly divisible by seven. See 8. DEATH BENEFIT for more specific details.

•
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•	The death benefit provided for each of the optional riders is:

•	Principal Income Builder 3 – beneficiary receives the death benefit under the Contract.

•	Principal Income Builder 10 - generally allows the beneficiary(ies) to elect the death benefit under the Contract or the Investment Back remaining withdrawal benefit base.

•
Enhanced Death Benefit Rider - generally is the greatest of the standard death benefit, premium payments accumulated at 5% effective annual interest rate or the highest accumulated value on any Contract anniversary.

See 8. DEATH BENEFIT and 7. THE ANNUITIZATION PERIOD.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.

•	We recapture the full amount of any premium payment credit or exchange credit.
See 1.THE CONTRACT for additional information.
Optional Riders
Subject to certain conditions, you may elect to add one or more of the available optional riders to your Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.
The optional riders currently available are:

•	Premium Payment Credit Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•	Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•
Principal Income Builder 3 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

•
Principal Income Builder 10 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

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Termination
The Contract will terminate:

•
If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
The GMWB rider will terminate:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date).

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except when the change in owner is due to a spousal continuation of the rider or the removal/addition of a joint life.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

•	If you have a GMWB1, GMWB 2-SL, GMWB 2-SL/JL, or PIB 10 rider:

•	If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.
The Enhanced Death Benefit rider will terminate:

•	The date the Contract owner is changed.

•	Upon the death of the owner.

•	The date the Contract terminates.

•	The date the death benefit described in the Contract equals the enhanced death benefit under this rider so long as this occurs after the Lock-In Date.

•	The date we receive your request to cancel it in our office.
The Waiver of Surrender Charge rider will terminate the date the Contract owner is changed.
1. THE CONTRACT
The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

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Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•	All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•
We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment

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Principal Variable Annuity Exchange Offer (“exchange offer”)
This exchange offer is available on and after January 4, 2010. Original owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges; and

•	the exchange offer is available in your state.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See APPENDIX A for further details about the exchange offer.
Investment Plus Variable Annuity GMWB Exchange Offer
IPVA GMWB exchange offer ("GMWB exchange offer")
This GMWB exchange offer was made available effective January 20, 2014. Original o wners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Lifetime Income Solutions II Variable Annuity SM contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.
You are eligible to participate in the GMWB exchange offer when:

•	The old contract doesn't have a GMWB rider; or

•	The old contract has a GMWB 1 rider; and

•	Your old contract is not subject to any surrender charges ; and

•	Available in your state.
Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify the GMWB exchange offer commencement date and to modify or terminate the GMWB exchange offer upon reasonable written notice to you .
See APPENDIX A-2 for further details about the GMWB exchange offer.
Exchange Credit (for exchanges from our fixed deferred annuities)
If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.
This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:
The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

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Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period. If your initial premium payments are allocated to the Money Market division and the free look is exercised, you will receive the greater of premium payments or the accumulated value.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

20

The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:

•	your initial premium payment;

•	subsequent premium payments;

•	your exchange credit;

•	premium payment credits; and

•	transfers from another investment option
minus units sold:

•	for partial surrenders and/or partial annuitizations from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

21

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Surrender Charge
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

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NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•	For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.

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Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue. There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•	the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.

•
total and permanent disability — a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

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To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.
This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.

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Premium Payment Credit Rider
The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.
If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Charges for Rider Benefits Currently Available
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
Principal Income Builder 3 (PIB 3) Rider
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).

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For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2750%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.
The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Charges for Rider Benefits No Longer Available
Enhanced Death Benefit Rider (No Longer Available For Sale)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you have the Enhanced Death Benefit Rider, please see APPENDIX H for a description of the rider and its charges.
GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)
For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you have the GMWB 1 Rider, see APPENDIX G for a description of the rider and its charges.
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
For rider applications signed on or after January 21, 2008, the GMWB 2-SL (Single Life) Rider is not available. If you have the GMWB 2-SL Rider, see APPENDIX F for a description of the rider and its charges.
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
For rider applications signed on or after July 23, 2012, the GMWB 2-SL/JL (Single Life/Joint Life) Rider is not available. If you have the GMWB 2-SL/JL Rider, see APPENDIX E for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

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The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your registered representative or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

NOTE:	We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.

NOTE:	Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE:	We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

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Fixed Account Value
Your Fixed Account value on any valuation date is equal to:

•	premium payments or credits allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the other investment options;

•	plus interest credited to the Fixed Account;

•	minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;

•	minus any transfers to the Separate Account
Dollar Cost Averaging Plus Program (DCA Plus Program)
Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:	If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus program.
DCA Plus Premium Payments
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.
Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).
DCA Plus Transfers
Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) – APPLICATIONS SIGNED BEFORE AUGUST 1, 2013
These versions of PIB 3 Rider and PIB 10 Rider are no longer available for applications signed August 1, 2013 and later (or when the most recent versions are approved in your state).

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Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
Between July 23, 2012 and August 1, 2013, we made available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider.
Prior to July 23, 2012, we made available other GMWB riders. However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX G. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX F. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see Appendix E.
You may elect a GMWB rider only when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.
GMWB Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.

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For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.
Please see APPENDIX B for information regarding GMWB investment options.
Overview of Principal Income Builder 3
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 3 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.

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Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:

1.	is the accumulated value on the Contract anniversary.

2.	is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

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NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

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Principal Income Builder 3 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

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If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX C.
Principal Income Builder 3 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

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We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 3 - GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

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On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 3 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

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If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

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Principal Income Builder 3 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 3 - Spousal Continuation
This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

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The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

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Principal Income Builder 3 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals.

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Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.

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Overview of Principal Income Builder 10 (Applications signed before August 1, 2013)
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the new version is approved in your state).
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

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Principal Income Builder 10 - Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•	The rider effective date and

•	Each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1.	is the accumulated value on the Contract anniversary.

2.	is the result of (a + b + c - d), where:

a =	prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b =	additional premiums since the previous Contract anniversary (dollar-for-dollar);

c =	any GMWB Bonus credited since the previous Contract anniversary;

d =	any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•	The rider effective date,

•	When a premium payment is made,

•	When a GMWB Step-Up is applied, and

•	When a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

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After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•	increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

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Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.

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2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.

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Principal Income Builder 10 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

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RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

NOTE:
All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.

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We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge;

3.	You have not fully annuitized the Contract; and

4.	The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in Principal Income Builder 10 - Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

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The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either:

•	The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or

•	The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).
If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:

•	The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 10 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

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If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

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If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

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Principal Income Builder 10 - Spousal Continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

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If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

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Principal Income Builder 10 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

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Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Years 1-10 — 5.00% of premium payments
•    Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

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5. PREMIUM PAYMENT CREDIT RIDER
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.
If you elect this rider, the following provisions apply to the Contract:

•
We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).

•	No credit(s) are applied for premium payments made after the first contract year.

•	For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•	The premium payment credit is allocated among the investment options according to your then current premium payment allocations.

•
We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•
The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•	Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	Credits are considered earnings under the Contract, not premium payments.

•	All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•	The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•	The DCA Plus program is not available to you if you elect this rider.
If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:

•	this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•
we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•	partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•	the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.

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The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:

•	a $25,000 initial premium payment and no additional premium payments;

•	the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.

•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2017;

•	0%, 5% and 10% annual rates of return before charges; and

•	payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,068.34	$23,608.73	$24,243.34	$24,816.23	$25,418.34	$26,069.27
2	$22,500.37	$22,889.36	$24,852.36	$25,291.99	$27,406.23	$28,046.70
3	$21,945.78	$22,405.29	$25,477.50	$26,051.61	$29,616.07	$30,413.44
4	$21,605.36	$21,927.12	$26,376.78	$26,840.10	$32,244.84	$32,929.30
5	$21,266.45	$21,454.89	$27,327.46	$27,639.61	$35,055.46	$35,604.79
6	$20,929.14	$20,988.65	$28,296.67	$28,450.35	$38,061.84	$38,451.15
7	$20,593.51	$20,528.41	$29,284.91	$29,302.57	$41,278.94	$41,480.42
8	$20,439.06	$20,074.21	$30,572.67	$30,167.09	$44,972.87	$44,705.48
9	$19,927.69	$19,747.42	$31,381.27	$31,228.18	$48,410.97	$48,411.36
10	$19,428.36	$19,422.45	$32,211.25	$32,310.73	$52,111.91	$52,381.44
15	$17,102.66	$17,097.42	$36,702.28	$36,815.63	$75,318.72	$75,708.28
20	$15,038.24	$15,033.59	$41,819.47	$41,948.62	$108,860.14	$109,423.18
The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.
6. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	following the transfer, the Fixed Account value would be greater than $1,000,000.

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Unscheduled Transfers
You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	Transfers are not permitted into DCA Plus accounts.

•	Transfer values are calculated using the price next determined after we receive your request.

•
We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers are not permitted into DCA Plus accounts.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33
In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

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Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).
You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:

•	transfer an amount not to exceed 25% of your Fixed Account value; or

•	transfer up to 100% of your Fixed Account value if:
•your Fixed Account value is less than $1,000; or
•a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

•	You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.

•
Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.

•	The minimum transfer amount is $100.

•	If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•	If you stop the transfers, you may not start transfers again without our prior approval.
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available for values in the Fixed Account or the DCA Plus accounts.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•	You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Value division and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division are redeemed and applied to the Bond & Mortgage Securities division so that 50% of the Separate Account division value is once again in each division.

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Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

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7. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to “partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.
After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

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The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected; and

•	age and gender of the annuitant (unless fixed income option is selected).
The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

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Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).
8. Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

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If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
Standard Death Benefit Formula
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see APPENDIX H for more information.

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Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
9. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

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Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

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If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•
if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract ;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data page is sent to your address of record.
If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

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We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.50% of premium payments by the Company for the distribution of the Contract. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. PSI currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.
Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.

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Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
10. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.

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The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant .
Early Distribution Penalty

•	If you take a premature distribution from the Contract, you may incur an income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.

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Net Investment Income Tax Change for 2013
The Net Investment Income tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
As part of the Health Care and Reconciliation Act of 2010, this tax increase may apply to individuals' net investment income with an Adjustable Gross Income over $200,000 (single filers) or $250,000 for married couples filing jointly. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions : There is a 10% penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions; or

•	for amounts levied by the IRS directly against your IRA.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.

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Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.

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11. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

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The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

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Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

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State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature date on or after 02/01/2013)

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division (no longer available to new investors with an application signature date on or after 05/18/2013)

Invests in:	American Century VP Capital Appreciation Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

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American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Funds Insurance Series Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Asset Allocation Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide you a high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Insurance Series Blue Chip Income and Growth Division

Invests in:	American Funds Insurance Series Blue Chip Income and Growth Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

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BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Alternative Strategies Division

Invests in:	BlackRock iShares Alternative Strategies V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to achieve long term growth of capital and risk adjusted returns.

BlackRock iShares Dynamic Allocation Division

Invests in:	BlackRock iShares Dynamic Allocation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

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Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Deutsche Small Mid Cap Value Division

Invests in:	Deutsche Small Mid Cap Value VIP – Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

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Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

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Franklin Small Cap Value VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

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Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

Invesco Health Care Division (f.k.a. Invesco Global Health Care Division)

Invests in:	Invesco V.I. Health Care Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

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Invesco Value Opportunities Division

Invests in:	Invesco V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division

Invests in:	Janus Henderson Series Flexible Bond Portfolio – Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

MFS International Value Division

Invests in:	MFS® International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division

Invests in:	MFS® New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS Utilities Division

Invests in:	MFS® Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS Value Division

Invests in:	MFS® VIT Value Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

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Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Mid Cap Growth Division (not available to investors with an application signature dated on or after 05/18/2013)

Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division (f.k.a. Neuberger Berman AMT Socially Responsive Division)

Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio – Class I
Investment Advisor:	Neuberger Berman Investment Advisors LLC
Investment Objective:	seeks to invest primarily in common stock of mid- to large-capitalization companies that meet the Funds' quality oriented financial and ESG criteria.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio – Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

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PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

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Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

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Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

Income Division

Invests in:	Principal Variable Contracts Funds Income Account – Class 1
Investment Advisor:	Edge Asset Management
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

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LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term growth capital.

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Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

95

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Strategic Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

96

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division (no longer available to new investors with an application signature date on or after 06/01/2015)

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

TOPS ® Aggressive Growth ETF Division (This fund is available beginning 06/11/2018) (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Aggressive Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

97

TOPS ® Balanced ETF Division (This fund is available beginning 06/11/2018) (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Balanced ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks income and capital appreciation.

TOPS ® Conservative ETF Division (This fund is available beginning 06/11/2018) (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Conservative ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks to preserve capital and provide moderate income and moderate capital appreciation.

TOPS ® Growth ETF Division (This fund is available beginning 06/11/2018) (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

TOPS ® Moderate Growth ETF Division (This fund is available beginning 06/11/2018) (This underlying mutual fund is a fund of funds)

Invests in:	TOPS® Moderate Growth ETF Portfolio – Investor Class Shares
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisors, Inc.
Investment Objective:	seeks capital appreciation.

VanEck VIP Global Hard Assets Division

Invests in:	VanEck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

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13. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-116220 and 811-02091.
14. TABLE OF CONTENTS OF THE SAI

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	12
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	16
Financial Statements	20
Principal Life Insurance Company
Report of Independent Auditors	157
Financial Statements	158

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

99

APPENDIX A – PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER
There is no longer an exchange offer that allows you to exchange the Principal Variable Annuity (Flexible Variable Annuity) with the Principal Investment Plus Variable AnnuitySM.

Appendix A – Principal Variable Annuity Exchange Offer     100

APPENDIX A-2 – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Lifetime Income Solutions II Variable AnnuitySM contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider (currently being marketed by us). To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•
At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     101

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)
Target Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector Plus:
• For Life (“Single Life” or
   “Joint Life”)

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     102

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Target Income Protector, Flexible Income Protector and Flexible Income Protector Plus:
•    “Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to GMWB Percentages section of this prospectus or the applicable GMWB Charges and Percentages Supplement.

GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.

Target Income Protector:
• Diversified Income Account
• Diversified Balanced
Volatility Control Account
• Diversified Growth
Volatility Control Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Flexible Income Protector Plus:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Managed
   Volatility Account
• Diversified Growth Managed
   Volatility Account
• Fidelity VIP Government Money Market Portfolio

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	6 month - DCA Plus account** 12 month - DCA Plus account**

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     103

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

Target Income Protector:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-15 - 5.50% of
    premium payments
• Years 16+ - 0.00% of
    premium payments

Flexible Income Protector:
GMWB Bonus does not apply for this rider.

Flexible Income Protector Plus:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary as shown below:
• Years 1-10 - 5.50% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

NOTE: The percentages above apply for applications signed from May 1, 2018 through May 31, 2018. The GMWB Bonus Percentages may be different than those listed above for applications signed after May 31, 2018.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with in force GMWB rider)

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     104

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
No. of Free Division Transfers/contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     105

D. Fees and Charges	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge***	1.25%	Maximum: 1.50% Current: 1.25%
Administration Charge*** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 3.15% Minimum Annual: 0.25%	Maximum Annual: 0.64% Minimum Annual: 0.51%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Target Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Plus Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

Not applicable Not applicable Not applicable
Maximum Annual: 2.00%
Current Annual: 1.25%

Maximum Annual: 2.00%
Current Annual: 0.85%

Maximum Annual: 2.00%
Current Annual: 1.25%

NOTE: The charges above apply for applications signed from May 1, 2018 through May 31, 2018. The GMWB charges may be different than those listed above for applications signed after May 31, 2018.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     106

E. Transaction Charges	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
*    Does not reflect state variations.

**	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

***	Charges taken daily as a percentage of the average daily Separate Account division value.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
GMWB Death Benefit
The GMWB death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract GMWB death benefit (standard death benefit if GMWB rider is not in force) or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector or Flexible Income Protector Plus) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value .
Your Contract can only have one GMWB rider. You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
Once elected, the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date .

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     107

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     108

APPENDIX B — GMWB INVESTMENT OPTIONS
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE:	If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix B – GMWB Investment Options         109

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you .
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.
Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)

•	GMWB Self-Build Model A;

•	GMWB Self-Build Model B;

•	GMWB Self-Build Model C;

•	GMWB Self-Build Model D;

•	Principal LifeTime 2010 Account;

•	Principal LifeTime 2020 Account;

•	Principal LifeTime 2030 Account;*

•	Principal LifeTime Strategic Income Account;

•	Strategic Asset Management Balanced Portfolio;

•	Strategic Asset Management Conservative Balanced Portfolio; or

•	Strategic Asset Management Flexible Income Portfolio.

*	Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.
For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers under your Contract, see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.
GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.

Appendix B – GMWB Investment Options         110

You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.
In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.
GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

Appendix B – GMWB Investment Options         111

APPENDIX C – Principal Income Builder 3 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.
Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•	the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.

Appendix C – Principal Income Builder 3 Examples         112

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).
Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225

Appendix C – Principal Income Builder 3 Examples         113

Examples 6 assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)
Examples With Excess Withdrawals
Examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.

•	the initial premium payment is $100,000

•	the withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750

•	Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,250

Appendix C – Principal Income Builder 3 Examples         114

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62

Appendix C – Principal Income Builder 3 Examples         115

APPENDIX D – Principal Income Builder 10 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner attaining age 70.

•	“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Appendix D – Principal Income Builder 10 Examples         116

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).

Appendix D – Principal Income Builder 10 Examples         117

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($95,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($95,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).

Appendix D – Principal Income Builder 10 Examples         118

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Appendix D – Principal Income Builder 10 Examples         119

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,000); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,000); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).

Appendix D – Principal Income Builder 10 Examples         120

Examples With Excess Withdrawals
Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix D – Principal Income Builder 10 Examples         121

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Appendix D – Principal Income Builder 10 Examples         122

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples         123

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850

Appendix D – Principal Income Builder 10 Examples         124

APPENDIX E – GMWB 2- SL/JL (NO LONGER AVAILABLE FOR SALE)
Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).
For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Overview of GMWB 2-SL/JL
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     125

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.
Additional death benefit. This rider also allows your eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
GMWB 2-SL/JL Rider Restrictions/Limitations
Once elected, this rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).
Factors To Consider Before You Buy The GMWB 2-SL/JL Rider
This rider may be appropriate if you:

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.
This rider generally will not be appropriate if you:

•	Do not intend to take any withdrawals from your Contract.

•	Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.

•	Have an aggressive growth investment objective.

•
Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     126

Before you purchase this rider, you should carefully consider the following:

•	The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.

•
Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•	The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.

•	The rider is not a guarantee that you will receive any return on your premium payments.

•	The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.

•	The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•
This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.

•	Once elected, you may not terminate this rider until the fifth Contract anniversary following the rider effective date.
You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account Division value is invested in at the time of the new premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     127

The available GMWB investment options are:

•	Diversified Growth Account; or

•	Diversified Balanced Account; or

•	Diversified Income Account.
For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Please see APPENDIX B for information regarding transfers between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     128

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited,

•	when a GMWB Step-Up is applied, and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     129

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be

a.	the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	the joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     130

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation.
2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation, then
a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. you may remove a joint owner or primary beneficiary as a covered life.
c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner as a covered life.
b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner or primary beneficiary as a covered life.
b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     131

Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     132

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders).

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     133

GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     134

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge;

3.	you have not fully annuitized the Contract; and

4.	the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     135

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•	the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     136

GMWB 2-SL/JL Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     137

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     138

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     139

Spousal Continuation of the Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	there has not been a previous spousal continuation of the Contract and this rider; and

3.	your spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     140

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     141

Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

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GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)
•    Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.
•    Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.
•    Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS)  is 0.75%.
•    Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS) is 0.95%.
•    Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     143

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•	“Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     144

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     145

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($107,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the For Life remaining withdrawal benefit base remains the same ($102,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     146

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•
the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     147

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     148

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     149

For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     150

APPENDIX F — GMWB 2-SL (NO LONGER AVAILABLE FOR SALE)
GMWB 2-SL Rider – Investment Protector Plus 2
Appendix F is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).
For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB Terms.
GMWB Overview
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     151

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.
Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).
Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.
Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB Terms
We use the following definitions to describe the features of a GMWB rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     152

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your registered representative to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     153

Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited, and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.
Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.
“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Appendix F – GMWB 2-SL (No Longer Available for Sale)     154

Covered Life Change
Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.
Effect of Withdrawals
The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. See Required Minimum Distribution (RMD) Program for GMWB Riders.

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     155

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     156

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.
Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

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2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero under the Rider
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     158

GMWB 2-SL Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     159

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*
Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

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Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Spousal Continuation of the GMWB 2-SL Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your Spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     161

If…	And…	Then…
You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

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GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 - SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•
Maximum annual charge is 1.00%.
•
Current annual charge if you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.75%.
•
Current annual charge is you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7% of the Investment Back withdrawal benefit base.
•    For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

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EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     164

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000
Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:

•	the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Appendix F – GMWB 2-SL (No Longer Available for Sale)     165

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     166

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     167

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)     168

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     169

APPENDIX G — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix G is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.
For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.

Appendix G – GMWB 1 (No Longer Available for Sale)         170

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB 1 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         171

Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date; and

•	each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is

•	increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary and any GMWB Bonus credited since the previous Contract anniversary; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date;

•	when a premium payment is made;

•	when any applicable GMWB Bonus is credited; and

•	when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Appendix G – GMWB 1 (No Longer Available for Sale)         172

Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, (RMD) Program for GMWB Riders.)

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

Appendix G – GMWB 1 (No Longer Available for Sale)         173

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
GMWB Bonus
On each of the first five Contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the Contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is no longer available after the earlier of

•	the fifth Contract anniversary following the rider effective date; or

•	the date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
Beginning with the fifth Contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent Contract anniversary.
To elect the GMWB Step-Up, you must notify us within 30 days after your fifth Contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-Up.
By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current GMWB investment options.
If your surviving spouse continues your Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary and a new five-year Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.
If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.
Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

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The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.
2. GMWB payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 1 Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix G – GMWB 1 (No Longer Available for Sale)         175

GMWB 1 Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         176

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*	Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix G – GMWB 1 (No Longer Available for Sale)         177

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.

Appendix G – GMWB 1 (No Longer Available for Sale)         178

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix G – GMWB 1 (No Longer Available for Sale)         179

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge
•    Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.
•    Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.
•    Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits	• Investment Back — 7% of the Investment Back withdrawal benefit base. • For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59 ½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this Rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Optional GMWB Step-Up that you may elect beginning with the 5th Contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
•    Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES
These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000.

Appendix G – GMWB 1 (No Longer Available for Sale)         180

Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•	the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the client takes a withdrawal of $5,000.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($100,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         181

Example 4
In contract year one, no withdrawals are taken.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the client takes a withdrawal of $5,000.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
In contract year three, no withdrawals are taken.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Appendix G – GMWB 1 (No Longer Available for Sale)         182

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•	the client is age 62

•	the initial premium payment is $100,000

•	the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to withdrawal = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)         183

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         184

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix G – GMWB 1 (No Longer Available for Sale)         185

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         186

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 1 (No Longer Available for Sale)         187

APPENDIX H - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.
The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see 8. DEATH BENEFIT).
Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see 8. DEATH BENEFIT)
After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.
The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE:
For Contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     188

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.
This rider terminates on the earliest of the following:
1. the date the Contract owner is changed; or
2. the death of the owner; or
3. the date the Contract terminates; or
4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or
5. the date We receive your request to cancel it in our office.
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT
For all examples, assume
Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/ 2009) (prior to the lock-in date)
Assume the following:
Accumulated value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit is the greatest of a, b, and c below.

a.
$121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.
$105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.	Standard death benefit = $105,000 where the standard death benefit is the greater of

i.	$105,000 = AV

ii.
$100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     189

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.	$156,000 = AV

ii.	$150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

i. $159,000 = AV

ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     190

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i.	$145,000 = AV

ii. $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i.	$150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     191

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2012 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.     $182,040.60 = $177,040.60 + $5,000 - $0

b.     $155,000 = $150,000 + $5,000 - $0

c.     Standard death benefit = $155,000 where the standard death benefit is the greater of
i.     $155,000 = AV (after premium payment made)

ii.     $145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.    $182,040.60 = $182,040.60 + $0 - $0

b.    $155,000 = $155,000 + $0 - $0

c.    Standard death benefit = $160,000 where the standard death benefit is the greatest

i. $160,000 = AV on seventh Contract anniversary

ii. $145,325 = $145,325 + $0 - $0

iii. $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     192

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

i. $185,000 = AV

ii. $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

iii. $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.     $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.     $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.	$100,000 = accumulated value

ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.	$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     193

APPENDIX I - CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2017	$26.352	$34.855	32.27%	123
2016	25.102	26.352	4.98	139
2015	25.778	25.102	-2.62	153
2014	26.624	25.778	-3.18	158
2013	18.519	26.624	43.77	174
2012	16.304	18.519	13.59	164
2011	15.804	16.304	3.16	170
2010	11.689	15.804	35.20	168
2009	8.349	11.689	40.00	122
2008	15.526	8.349	-46.23	109
AllianceBernstein Small/Mid Cap Value
2017	14.072	15.701	11.58	252
2016	11.408	14.072	23.35	203
2015	12.240	11.408	-6.80	183
2014	11.367	12.240	7.68	131
2013(1)	10.000	11.367	13.67	57
American Century VP Capital Appreciation
2017	11.047	13.268	20.11	156
2016	10.853	11.047	1.79	193
2015	10.797	10.853	0.52	211
2014(2)	10.000	10.797	7.97	199
American Century VP Inflation Protection
2017	12.979	13.269	2.23	3,147
2016	12.609	12.979	2.93	3,410
2015	13.110	12.609	-3.82	3,887
2014	12.870	13.110	1.86	4,504
2013	14.248	12.870	-9.67	5,079
2012	13.436	14.248	6.05	4,968
2011	12.175	13.436	10.36	4,861
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
2008	11.087	10.773	-2.83	4,752
American Century VP Mid Cap Value
2017	22.461	24.689	9.92	312
2016	18.561	22.461	21.01	309
2015	19.125	18.561	-2.95	243
2014	16.685	19.125	14.62	168
2013	13.014	16.685	28.21	120
2012	11.339	13.014	14.77	111
2011	11.579	11.339	-2.08	57
2010(3)	10.000	11.579	15.79	17
Appendix I – Condensed Financial Information         194

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Ultra
2017	$19.854	$25.844	30.17%	1,248
2016	19.294	19.854	2.90	1,583
2015	18.450	19.294	4.57	1,765
2014	17.035	18.450	8.31	2,159
2013	12.606	17.035	35.13	2,594
2012	11.219	12.606	12.37	3,367
2011	11.263	11.219	-0.39	3,824
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
2008	12.863	7.412	-42.38	4,883
American Funds Asset Allocation
2017	10.644	12.201	14.62	94
2016(4)	10.000	10.644	6.44	41
American Funds Blue Chip Income and Growth
2017	11.179	12.902	15.42	146
2016(4)	10.000	11.179	11.79	95
American Funds Global Small Capitalization
2017	8.798	10.923	24.15	62
2016	8.739	8.798	0.68	67
2015(5)	10.000	8.739	-12.61	54
American Funds New World
2017	9.266	11.827	27.64	86
2016	8.927	9.266	3.80	74
2015(5)	10.000	8.927	-10.73	23
BlackRock Global Allocation VI
2017	9.508	10.661	12.13	88
2016	9.289	9.508	2.36	85
2015(5)	10.000	9.289	-7.11	43
BlackRock iShares Alternative Strategies VI
2017	9.720	10.778	10.89	55
2016	9.280	9.720	4.74	56
2015(5)	10.000	9.280	-7.20	8
BlackRock iShares Dynamic Allocation VI
2017	9.562	10.817	13.13	7
2016	9.134	9.562	4.69	5
2015(5)	10.000	9.134	-8.66	3

Appendix I – Condensed Financial Information         195

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Columbia Limited Duration Credit
2017	$9.926	$9.965	0.39%	9
2016	9.561	9.926	3.82	12
2015(5)	10.000	9.561	-4.39	7
Delaware VIP Limited Term Diversified Income
2017	9.893	9.943	0.51	6
2016	9.862	9.893	0.31	49
2015(5)	10.000	9.862	-1.38	14
Delaware VIP Small Cap Value
2017	14.147	15.592	10.21	121
2016	10.945	14.147	29.26	110
2015	11.866	10.945	-7.76	68
2014	11.393	11.866	4.15	48
2013(1)	10.000	11.393	13.93	14
Deutsche Small Mid Cap Value
2017	13.064	14.189	8.61	57
2016	11.375	13.064	14.85	65
2015	11.797	11.375	-3.58	60
2014	11.383	11.797	3.64	39
2013(1)	10.000	11.383	13.83	8
Dreyfus IP Technology Growth
2017	24.238	34.027	40.39	253
2016	23.548	24.238	2.93	215
2015	22.546	23.548	4.44	223
2014	21.453	22.546	5.09	178
2013	16.406	21.453	30.76	170
2012	14.402	16.406	13.91	159
2011	15.859	14.402	-9.19	146
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
2008	13.760	7.984	-41.98	60
Fidelity VIP Contrafund®
2017	24.064	28.853	19.90	1,636
2016	22.652	24.064	6.23	1,834
2015	22.877	22.652	-0.98	2,022
2014	20.778	22.877	10.10	2,136
2013	16.076	20.778	29.25	2,258
2012	14.017	16.076	14.69	2,514
2011	14.599	14.017	-3.99	2,728
2010	12.643	14.599	15.47	2,671
2009	9.450	12.643	33.79	2,635
2008	16.698	9.450	-43.41	2,410

Appendix I – Condensed Financial Information         196

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Equity-Income
2017	$19.497	$21.659	11.09%	479
2016	16.797	19.497	16.07	489
2015	17.788	16.797	-5.57	547
2014	16.629	17.788	6.97	553
2013	13.181	16.629	26.16	549
2012	11.403	13.181	15.59	547
2011	11.471	11.403	-0.60	558
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
2008	13.952	7.879	-43.53	572
Fidelity VIP Government Money Market
2017	9.894	9.824	-0.71	1,523
2016(6)	10.000	9.894	-1.06	2,223
Fidelity VIP Growth
2017	20.765	27.607	32.95	381
2016	20.943	20.765	-0.85	389
2015	19.866	20.943	5.42	425
2014	18.148	19.866	9.47	384
2013	13.520	18.148	34.23	336
2012	11.967	13.520	12.98	340
2011	12.122	11.967	-1.28	379
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
2008	15.069	7.841	-47.97	436
Fidelity VIP Mid Cap
2017	27.766	33.004	18.87	637
2016	25.158	27.766	10.37	663
2015	25.935	25.158	-3.00	654
2014	24.805	25.935	4.56	604
2013	18.497	24.805	34.10	525
2012	16.350	18.497	13.13	484
2011	18.571	16.350	-11.96	507
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
2008	17.768	10.597	-40.36	357
Fidelity VIP Overseas
2017	15.304	19.618	28.19	1,369
2016	16.383	15.304	-6.59	1,662
2015	16.084	16.383	1.86	1,780
2014	17.787	16.084	-9.57	2,020
2013	13.836	17.787	28.56	2,015
2012	11.627	13.836	19.00	2,387
2011	14.233	11.627	-18.31	2,626
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659
2008	18.498	10.237	-44.66	2,623

Appendix I – Condensed Financial Information         197

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Global Real Estate VIP
2017	$9.491	$10.340	8.94%	21
2016	9.573	9.491	-0.86	19
2015(5)	10.000	9.573	-4.27	6
Franklin Small Cap Value VIP
2017	21.999	24.005	9.12	160
2016	17.136	21.999	28.38	192
2015	18.764	17.136	-8.68	151
2014	18.920	18.764	-0.82	160
2013	14.071	18.920	34.46	153
2012	12.036	14.071	16.91	121
2011	12.663	12.036	-4.95	123
2010(7)	10.000	12.663	26.63	27
Franklin Templeton Global Bond VIP
2017	9.510	9.543	0.35	76
2016	9.375	9.510	1.44	47
2015(5)	10.000	9.375	-6.25	25
Goldman Sachs VIT Mid Cap Value
2017	24.335	26.654	9.53	478
2016	21.737	24.335	11.95	551
2015	24.289	21.737	-10.51	634
2014	21.688	24.289	11.99	659
2013	16.535	21.688	31.16	625
2012	14.134	16.535	16.99	686
2011	15.286	14.134	-7.54	788
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
2008	15.148	9.417	-37.83	981
Goldman Sachs VIT Small Cap Equity Insights
2017	21.519	23.675	10.02	267
2016	17.713	21.519	21.49	299
2015	18.353	17.713	-3.49	325
2014	17.405	18.353	5.45	342
2013	13.003	17.405	33.85	315
2012	11.670	13.003	11.42	346
2011	11.738	11.670	-0.58	418
2010	9.134	11.738	28.50	395
2009	7.244	9.134	26.09	360
2008	11.118	7.244	-34.84	322
Guggenheim Floating Rate Strategies Series F
2017	10.399	10.610	2.03	112
2016	9.714	10.399	7.05	116
2015(5)	10.000	9.714	-2.86	51
Guggenheim Global Managed Futures Strategy
2017	8.113	8.697	7.20	6
2016	9.652	8.113	-15.94	7
2015(5)	10.000	9.652	-3.48	-

Appendix I – Condensed Financial Information         198

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Long Short Equity Fund
2017	$9.806	$11.107	13.26%	2
2016	9.880	9.806	-0.75	2
2015(5)	10.000	9.880	-1.20	2
Guggenheim Multi-Hedge Strategies
2017	9.808	10.027	2.24	40
2016	9.995	9.808	-1.87	35
2015(5)	10.000	9.995	-0.05	2
Invesco Global Health Care
2017	9.759	11.146	14.22	50
2016(4)	10.000	9.759	-2.41	28
Invesco V.I. International Growth
2017	10.494	12.729	21.30	693
2016	10.690	10.494	-1.83	832
2015	11.101	10.690	-3.70	870
2014	11.220	11.101	-1.06	853
2013	9.543	11.220	17.57	720
2012	8.353	9.543	14.25	661
2011	9.046	8.353	-7.66	621
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
2008(8)	10.000	6.076	-39.24	14
Invesco V.I. SmallCap Equity
2017	23.673	26.626	12.47	193
2016	21.422	23.673	10.51	209
2015	22.993	21.422	-6.83	235
2014	22.780	22.993	0.94	244
2013	16.790	22.780	35.68	242
2012	14.928	16.790	12.47	252
2011	15.226	14.928	-1.96	273
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188
2008	14.762	10.014	-32.16	82
Invesco V.I. Value Opportunities
2017	15.460	17.905	15.81	224
2016	13.249	15.460	16.69	269
2015	14.996	13.249	-11.65	300
2014	14.264	14.996	5.13	305
2013	10.805	14.264	32.01	325
2012	9.296	10.805	16.23	352
2011	9.709	9.296	-4.26	389
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
2008	13.154	6.265	-55.69	91
Janus Flexible Bond
2017	9.892	10.082	1.92	84
2016(4)	10.000	9.892	-1.08	81

Appendix I – Condensed Financial Information         199

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS International Value
2017	$9.709	$12.142	25.06%	366
2016	9.482	9.709	2.39	216
2015(5)	10.000	9.482	-5.18	60
MFS New Discovery
2017	11.176	13.923	24.58	60
2016	10.417	11.176	7.29	60
2015	10.796	10.417	-3.51	65
2014	11.835	10.796	-8.78	56
2013(1)	10.000	11.835	18.35	21
MFS Utilities
2017	20.836	23.525	12.91	464
2016	18.995	20.836	9.69	480
2015	22.598	18.995	-15.94	483
2014	20.377	22.598	10.90	456
2013	17.174	20.377	18.65	358
2012	15.362	17.174	11.80	259
2011	14.604	15.362	5.19	178
2010	13.028	14.604	12.10	84
2009(9)	10.000	13.028	30.28	30
MFS Value
2017	23.923	27.684	15.72	207
2016	21.323	23.923	12.19	211
2015	21.827	21.323	-2.31	209
2014	20.086	21.827	8.67	200
2013	15.009	20.086	33.83	184
2012	13.115	15.009	14.44	102
2011	13.342	13.115	-1.70	97
2010	12.147	13.342	9.84	100
2009(9)	10.000	12.147	21.47	32
Neuberger Berman AMT Large Cap Value
2017	20.899	23.362	11.79	182
2016	16.639	20.899	25.60	224
2015	19.133	16.639	-13.04	230
2014	17.662	19.133	8.33	247
2013	13.647	17.662	29.42	247
2012	11.852	13.647	15.14	305
2011	13.538	11.852	-12.46	291
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
2008	16.356	7.689	-52.99	356
Neuberger Berman AMT Mid Cap Growth
2017	9.852	12.102	22.84	190
2016	9.592	9.852	2.71	233
2015(5)	10.000	9.592	-4.08	260

Appendix I – Condensed Financial Information         200

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Socially Responsive
2017	$22.471	$26.244	16.79%	157
2016	20.742	22.471	8.34	189
2015	21.133	20.742	-1.85	221
2014	19.415	21.133	8.85	246
2013	14.296	19.415	35.81	315
2012	13.044	14.296	9.60	374
2011	13.628	13.044	-4.28	401
2010	11.232	13.628	21.33	373
2009	8.654	11.232	29.79	384
2008	14.471	8.654	-40.20	338
PIMCO VIT All Asset
2017	14.372	16.092	11.97	210
2016	12.906	14.372	11.36	246
2015	14.380	12.906	-10.25	297
2014	14.514	14.380	-0.92	328
2013	14.666	14.514	-1.04	292
2012	12.921	14.666	13.51	263
2011	12.832	12.921	0.69	170
2010	11.489	12.832	11.69	153
2009(9)	10.000	11.489	14.89	35
PIMCO VIT High Yield Portfolio
2017	14.911	15.678	5.15	1,219
2016	13.445	14.911	10.90	1,255
2015	13.862	13.445	-3.01	1,044
2014	13.602	13.862	1.91	1,050
2013	13.033	13.602	4.37	932
2012	11.544	13.033	12.90	852
2011	11.308	11.544	2.08	986
2010(7)	10.000	11.308	13.08	488
PIMCO VIT Low Duration
2017	9.864	9.849	-0.15	21
2016	9.875	9.864	-0.11	28
2015(5)	10.000	9.875	-1.25	34
PIMCO VIT Total Return
2017	12.584	13.020	3.47	1,777
2016	12.429	12.584	1.25	1,906
2015	12.552	12.429	-0.98	2,023
2014	12.206	12.552	2.83	2,159
2013	12.615	12.206	-3.24	2,345
2012	11.655	12.615	8.23	3,113
2011	11.390	11.655	2.33	2,029
2010	10.667	11.390	6.78	1,309
2009(9)	10.000	10.667	6.67	353
Rydex Commodities Strategy
2017	6.997	7.206	2.98	8
2016	6.427	6.997	8.87	15
2015(5)	10.000	6.427	-35.73	6

Appendix I – Condensed Financial Information         201

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2017	$23.751	$31.814	33.95%	615
2016	23.958	23.751	-0.86	616
2015	21.928	23.958	9.26	625
2014	20.431	21.928	7.33	488
2013	14.697	20.431	39.01	478
2012	12.622	14.697	16.44	487
2011	12.609	12.622	0.11	486
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
2008	13.879	7.860	-43.37	114
T. Rowe Price Health Sciences
2017	43.311	54.374	25.54	479
2016	49.193	43.311	-11.96	518
2015	44.356	49.193	10.90	640
2014	34.278	44.356	29.40	571
2013	23.075	34.278	48.55	497
2012	17.837	23.075	29.37	395
2011	16.362	17.837	9.02	328
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
2008	15.836	11.076	-30.06	262
Van Eck Global Hard Assets
2017	11.238	10.864	-3.33	382
2016	7.947	11.238	41.41	473
2015	12.142	7.947	-34.55	421
2014	15.267	12.142	-20.47	382
2013	14.024	15.267	8.86	362
2012	13.773	14.024	1.83	311
2011	16.741	13.773	-17.73	319
2010	13.174	16.741	27.08	190
2009(9)	10.000	13.174	31.74	60
Core Plus Bond
2017	23.928	24.730	3.35	2,617
2016	23.312	23.928	2.64	2,856
2015	23.756	23.312	-1.87	3,144
2014	22.892	23.756	3.77	3,611
2013	23.396	22.892	-2.15	3,962
2012	22.029	23.396	6.20	4,098
2011	20.832	22.029	5.75	4,013
2010	18.892	20.832	10.27	4,398
2009	15.821	18.892	19.41	4,388
2008	19.317	15.821	-18.10	4,452

Appendix I – Condensed Financial Information         202

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced
2017	$14.833	$16.299	9.89%	61,941
2016	14.072	14.833	5.41	66,153
2015	14.248	14.072	-1.24	65,359
2014	13.452	14.248	5.92	63,235
2013	12.066	13.452	11.49	56,392
2012	11.137	12.066	8.34	43,622
2011	10.883	11.137	2.33	27,478
2010(7)	10.000	10.883	8.83	14,593
Diversified Balanced Managed Volatility
2017	10.987	12.016	9.36	11,553
2016	10.470	10.987	4.94	11,817
2015	10.616	10.470	-1.38	10,272
2014	10.071	10.616	5.41	6,137
2013(10)	9.917	10.071	1.55	64
Diversified Growth
2017	16.017	18.038	12.62	203,679
2016	15.019	16.017	6.64	208,330
2015	15.205	15.019	-1.22	197,094
2014	14.299	15.205	6.34	173,923
2013	12.281	14.299	16.43	140,583
2012	11.141	12.281	10.23	91,780
2011	11.031	11.141	1.00	62,385
2010(7)	10.000	11.031	10.31	27,443
Diversified Growth Managed Volatility
2017	11.181	12.497	11.77	23,527
2016	10.542	11.181	6.06	23,324
2015	10.684	10.542	-1.33	19,518
2014	10.120	10.684	5.57	11,309
2013(10)	9.877	10.120	2.46	309
Diversified Income
2017	12.133	13.019	7.30	18,612
2016	11.656	12.133	4.09	19,429
2015	11.801	11.656	-1.23	15,737
2014	11.196	11.801	5.40	12,955
2013	10.490	11.196	6.73	8,875
2012(11)	10.031	10.490	4.57	4,725
Diversified International
2017	26.377	33.571	27.28	1,159
2016	26.654	26.377	-1.04	1,357
2015	27.126	26.654	-1.74	1,578
2014	28.421	27.126	-4.56	1,638
2013	24.244	28.421	17.23	1,643
2012	20.727	24.244	16.97	1,796
2011	23.552	20.727	-11.99	1,998
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
2008	31.029	16.480	-46.89	1,267

Appendix I – Condensed Financial Information         203

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Equity Income
2017	$16.163	$19.298	19.40%	7,537
2016	14.164	16.163	14.11	9,196
2015	14.951	14.164	-5.26	10,682
2014	13.442	14.951	11.23	12,022
2013	10.699	13.442	25.64	14,254
2012	9.586	10.699	11.61	16,532
2011	9.206	9.586	4.13	18,577
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
2008	10.378	6.770	-34.77	12,992
Government & High Quality Bond
2017	12.063	12.119	0.46	3,125
2016	12.016	12.063	0.39	3,531
2015	12.090	12.016	-0.61	3,740
2014	11.668	12.090	3.62	4,302
2013	11.945	11.668	-2.32	4,762
2012	11.640	11.945	2.62	5,088
2011	11.095	11.640	4.91	4,636
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
2008(12)	10.000	10.094	0.94	12
Income
2017	10.119	10.489	3.66	315
2016	9.707	10.119	4.24	337
2015(5)	10.000	9.707	-2.93	51
International Emerging Markets
2017	29.137	40.467	38.89	822
2016	27.010	29.137	7.87	957
2015	31.779	27.010	-15.01	1,022
2014	33.482	31.779	-5.09	1,005
2013	35.580	33.482	-5.90	982
2012	29.825	35.580	19.29	945
2011	36.604	29.825	-18.52	952
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
2008	41.619	18.554	-55.42	756
LargeCap Growth
2017	28.297	37.641	33.02	299
2016	30.249	28.297	-6.45	327
2015	29.219	30.249	3.53	351
2014	26.666	29.219	9.57	387
2013	20.177	26.666	32.16	429
2012	17.486	20.177	15.39	474
2011	18.488	17.486	-5.42	528
2010	15.814	18.488	16.91	549
2009	12.607	15.814	25.44	576
2008	22.461	12.607	-43.87	361

Appendix I – Condensed Financial Information         204

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Growth I
2017	$58.115	$76.630	31.86%	262
2016	58.199	58.115	-0.14	293
2015	54.763	58.199	6.27	301
2014	51.131	54.763	7.10	295
2013	38.054	51.131	34.36	273
2012	33.112	38.054	14.93	255
2011	33.638	33.112	-1.56	252
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
2008	32.193	18.883	-41.34	232
LargeCap S&P 500 Index
2017	17.640	21.133	19.80	2,185
2016	16.031	17.640	10.04	2,223
2015	16.073	16.031	-0.26	2,337
2014	14.388	16.073	11.71	2,376
2013	11.040	14.388	30.33	2,290
2012	9.679	11.040	14.06	2,277
2011	9.634	9.679	0.47	2,574
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416
2008	10.978	6.820	-37.88	1,888
LargeCap Value
2017	41.381	47.676	15.21	314
2016	38.795	41.381	6.67	342
2015	39.778	38.795	-2.47	373
2014	36.285	39.778	9.63	389
2013	28.101	36.285	29.12	385
2012	23.997	28.101	17.10	418
2011	24.017	23.997	-0.08	434
2010	21.317	24.017	12.67	434
2009	18.560	21.317	14.85	428
2008	28.988	18.560	-35.97	362
MidCap
2017	88.914	110.054	23.78	1,048
2016	81.697	88.914	8.83	1,213
2015	81.509	81.697	0.23	1,363
2014	73.158	81.509	11.42	1,558
2013	55.347	73.158	32.18	1,774
2012	46.923	55.347	17.95	1,963
2011	43.875	46.923	6.95	2,172
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
2008	41.530	27.098	-34.75	1,393
Multi-Asset Income
2017	10.393	11.478	10.44	7
2016(4)	10.000	10.393	3.93	9

Appendix I – Condensed Financial Information         205

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal Capital Appreciation
2017	$17.425	$20.750	19.08%	3,542
2016	16.196	17.425	7.59	4,164
2015	16.074	16.196	0.76	4,591
2014	14.495	16.074	10.89	935
2013	11.072	14.495	30.92	935
2012	9.850	11.072	12.40	842
2011	9.960	9.850	-1.11	733
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
2008	10.360	6.817	-34.20	203
Principal LifeTime 2010
2017	15.485	17.015	9.88	1,234
2016	14.920	15.485	3.79	1,510
2015	15.310	14.920	-2.55	1,667
2014	14.814	15.310	3.35	1,880
2013	13.542	14.814	9.39	1,993
2012	12.266	13.542	10.40	2,148
2011	12.243	12.266	0.19	2,309
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
2008	12.910	8.809	-31.77	2,466
Principal LifeTime 2020
2017	17.106	19.401	13.41	4,823
2016	16.403	17.106	4.29	5,598
2015	16.825	16.403	-2.51	6,191
2014	16.135	16.825	4.28	6,965
2013	14.091	16.135	14.51	8,239
2012	12.434	14.091	13.32	8,852
2011	12.726	12.434	-2.30	9,541
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584
2008	13.682	8.896	-34.98	9,751
Principal LifeTime 2030
2017	17.220	20.082	16.62	3,143
2016	16.495	17.220	4.40	3,078
2015	16.906	16.495	-2.43	3,327
2014	16.165	16.906	4.58	3,371
2013	13.761	16.165	17.47	3,454
2012	12.057	13.761	14.13	3,594
2011	12.485	12.057	-3.43	3,660
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
2008	13.780	8.652	-37.21	1,333

Appendix I – Condensed Financial Information         206

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2040
2017	$17.883	$21.281	19.00%	636
2016	17.197	17.883	3.99	683
2015	17.589	17.197	-2.23	686
2014	16.795	17.589	4.73	706
2013	13.892	16.795	20.90	630
2012	12.053	13.892	15.26	676
2011	12.606	12.053	-4.39	689
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
2008	14.107	8.615	-38.93	591
Principal LifeTime 2050
2017	18.019	21.703	20.44	467
2016	17.308	18.019	4.11	466
2015	17.674	17.308	-2.07	462
2014	16.876	17.674	4.73	406
2013	13.811	16.876	22.19	373
2012	11.946	13.811	15.61	360
2011	12.593	11.946	-5.13	323
2010	10.973	12.593	14.76	327
2009	8.544	10.973	28.43	319
2008	14.195	8.544	-39.81	305
Principal LifeTime Strategic Income
2017	14.149	15.175	7.25	796
2016	13.694	14.149	3.32	859
2015	14.021	13.694	-2.33	954
2014	13.597	14.021	3.12	1100
2013	13.105	13.597	3.75	1263
2012	12.102	13.105	8.28	1405
2011	11.837	12.102	2.24	1475
2010	10.775	11.837	9.86	1505
2009	9.173	10.775	17.46	1556
2008	12.204	9.173	-24.84	1026
Real Estate Securities
2017	55.676	59.952	7.68	568
2016	53.342	55.676	4.38	608
2015	51.911	53.342	2.76	629
2014	39.634	51.911	30.98	618
2013	38.577	39.634	2.74	590
2012	33.340	38.577	15.71	518
2011	30.990	33.340	7.58	480
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
2008	29.571	19.606	-33.70	417

Appendix I – Condensed Financial Information         207

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2017	$14.446	$16.412	13.61%	28,051
2016	13.714	14.446	5.34	31,221
2015	14.021	13.714	-2.19	35,357
2014	13.311	14.021	5.33	39,321
2013	11.457	13.311	16.18	46,819
2012	10.289	11.457	11.35	50,915
2011	10.317	10.289	-0.27	53,610
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
2008	10.314	7.519	-27.10	23,851
SAM Conservative Balanced
2017	14.235	15.646	9.91	6,855
2016	13.571	14.235	4.89	8,005
2015	13.871	13.571	-2.16	8,556
2014	13.243	13.871	4.74	9,316
2013	12.029	13.243	10.09	10,333
2012	10.955	12.029	9.81	10,099
2011	10.844	10.955	1.03	10,213
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
2008	10.286	8.206	-20.22	4,867
SAM Conservative Growth
2017	14.131	16.692	18.12	4,866
2016	13.393	14.131	5.51	5,237
2015	13.732	13.393	-2.47	5,287
2014	12.963	13.732	5.93	4,956
2013	10.668	12.963	21.51	4,368
2012	9.461	10.668	12.75	3,903
2011	9.623	9.461	-1.68	3,570
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317
2008	10.314	6.813	-33.94	1,434
SAM Flexible Income
2017	14.344	15.334	6.90	7,644
2016	13.589	14.344	5.56	8,127
2015	13.963	13.589	-2.68	8,843
2014	13.355	13.963	4.55	9,081
2013	12.556	13.355	6.36	9,299
2012	11.493	12.556	9.25	9,859
2011	11.256	11.493	2.10	9,389
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
2008	10.222	8.706	-14.83	4,008

Appendix I – Condensed Financial Information         208

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Strategic Growth
2017	$13.947	$16.810	20.53%	2,754
2016	13.324	13.947	4.68	3,160
2015	13.735	13.324	-2.99	3,257
2014	12.816	13.735	7.17	2,955
2013	10.188	12.816	25.80	2,552
2012	8.930	10.188	14.08	2,361
2011	9.217	8.930	-3.11	2,460
2010	8.018	9.217	14.96	2,231
2009	6.370	8.018	25.87	1,781
2008	10.308	6.370	-38.20	1,229
Short-Term Income
2017	11.600	11.712	0.97	5,958
2016	11.518	11.600	0.71	6,744
2015	11.598	11.518	-0.69	7,371
2014	11.561	11.598	0.32	8,558
2013	11.582	11.561	-0.18	9,294
2012	11.170	11.582	3.69	9,441
2011	11.158	11.170	0.11	8,893
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
2008(12)	10.000	9.986	-0.14	19
SmallCap
2017	23.604	26.272	11.30	1,671
2016	20.391	23.604	15.76	1,919
2015	20.699	20.391	-1.49	2,210
2014	20.012	20.699	3.43	165
2013(1)	16.337	20.012	22.49	40

(1)	Commenced Operations on May 18, 2013

(2)	Commenced Operations on April 25, 2014

(3)	Commenced Operations on May 22, 2010

(4)	Commenced Operations on May 21, 2016

(5)	Commenced Operations on May 16, 2015

(6)	Commenced Operations on April 8, 2016

(7)	Commenced Operations on January 4, 2010

(8)	Commenced Operations on May 16, 2008

(9)	Commenced Operations on May 16, 2009

(10)	Commenced Operations on October 31, 2013

(11)	Commenced Operations on May 15, 2012

(12)	Commenced Operations on November 21, 2008

Appendix I – Condensed Financial Information         209

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2017	$24.467	$32.168	31.48%	15
2016	23.446	24.467	4.35	17
2015	24.222	23.446	-3.20	22
2014	25.169	24.222	-3.76	36
2013	17.612	25.169	42.91	61
2012	15.599	17.612	12.90	63
2011	15.211	15.599	2.55	90
2010	11.318	15.211	34.40	66
2009	8.133	11.318	39.16	42
2008	15.216	8.133	-46.55	38
AllianceBernstein Small/Mid Cap Value
2017	13.769	15.272	10.92	64
2016	11.230	13.769	22.61	66
2015	12.122	11.230	-7.36	38
2014	11.325	12.122	7.04	37
2013(1)	10.000	11.325	13.25	20
American Century VP Capital Appreciation
2017	10.871	12.978	19.38	21
2016	10.743	10.871	1.19	20
2015	10.753	10.743	-0.09	19
2014(2)	10.000	10.753	7.53	42
American Century VP Inflation Protection
2017	12.051	12.246	1.62	23
2016	11.777	12.051	2.33	54
2015	12.319	11.777	-4.40	191
2014	12.167	12.319	1.25	498
2013	13.551	12.167	-10.21	1,108
2012	12.856	13.551	5.40	1,356
2011	11.719	12.856	9.70	1,358
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
2008	10.865	10.494	-3.41	1,573
American Century VP Mid Cap Value
2017	21.587	23.587	9.27	52
2016	17.946	21.587	20.29	55
2015	18.602	17.946	-3.53	47
2014	16.327	18.602	13.93	36
2013	12.811	16.327	27.45	32
2012	11.230	12.811	14.08	18
2011	11.536	11.230	-2.66	16
2010(3)	10.000	11.536	15.36	7

Appendix I – Condensed Financial Information         210

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Ultra
2017	$18.434	$23.853	29.40%	38
2016	18.022	18.434	2.29	37
2015	17.337	18.022	3.95	116
2014	16.104	17.337	7.66	290
2013	11.989	16.104	34.32	634
2012	10.734	11.989	11.69	1,078
2011	10.841	10.734	-0.98	1,252
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
2008	12.606	7.220	-42.73	1,731
American Funds Asset Allocation
2017	10.605	12.083	13.94	35
2016(4)	10.000	10.605	6.05	27
American Funds Blue Chip Income and Growth
2017	11.138	12.778	14.73	52
2016(4)	10.000	11.138	11.38	30
American Funds Global Small Capitalization
2017	8.712	10.752	23.41	8
2016	8.706	8.712	0.07	8
2015(5)	10.000	8.706	-12.94	-
American Funds New World
2017	9.175	11.643	26.89	18
2016	8.893	9.175	3.17	13
2015(5)	10.000	8.893	-11.07	-
BlackRock Global Allocation VI
2017	9.415	10.495	11.47	5
2016	9.253	9.415	1.75	4
2015(5)	10.000	9.253	-7.47	1
BlackRock iShares Alternative Strategies VI
2017	9.625	10.610	10.23	1
2016	9.245	9.625	4.11	1
2015(5)	10.000	9.245	-7.55	1
BlackRock iShares Dynamic Allocation VI
2017	9.469	10.648	12.45	6
2016	9.099	9.469	4.07	6
2015(5)	10.000	9.099	-9.01	4
Appendix I – Condensed Financial Information         211

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Columbia Limited Duration Credit
2017	$9.829	$9.809	-0.20%	1
2016	9.525	9.829	3.19	1
2015(5)	10.000	9.525	-4.75	1
Delaware VIP Limited Term Diversified Income
2017	9.797	9.788	-0.09	1
2016	9.825	9.797	-0.28	1
2015(5)	10.000	9.825	-1.75	1
Delaware VIP Small Cap Value
2017	13.843	15.165	9.55	40
2016	10.774	13.843	28.49	31
2015	11.751	10.774	-8.31	23
2014	11.350	11.751	3.53	12
2013(1)	10.000	11.350	13.50	7
Deutsche Small Mid Cap Value
2017	12.783	13.801	7.96	9
2016	11.197	12.783	14.16	9
2015	11.682	11.197	-4.15	11
2014	11.341	11.682	3.01	10
2013(1)	10.000	11.341	13.41	4
Dreyfus IP Technology Growth
2017	22.504	31.405	39.55	52
2016	21.995	22.504	2.31	56
2015	21.186	21.995	3.82	43
2014	20.280	21.186	4.47	48
2013	15.602	20.280	29.98	48
2012	13.780	15.602	13.22	45
2011	15.264	13.780	-9.72	46
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
2008	13.486	7.778	-42.33	30
Fidelity VIP Contrafund®
2017	22.343	26.630	19.19	92
2016	21.158	22.343	5.60	116
2015	21.497	21.158	-1.58	176
2014	19.642	21.497	9.44	286
2013	15.289	19.642	28.47	454
2012	13.411	15.289	14.00	573
2011	14.052	13.411	-4.56	637
2010	12.242	14.052	14.79	646
2009	9.206	12.242	32.98	658
2008	16.364	9.206	-43.74	648

Appendix I – Condensed Financial Information         212

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Equity-Income
2017	$17.858	$19.720	10.43%	52
2016	15.478	17.858	15.38	64
2015	16.489	15.478	-6.13	82
2014	15.508	16.489	6.33	114
2013	12.366	15.508	25.41	150
2012	10.762	12.366	14.90	178
2011	10.892	10.762	-1.19	184
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
2008	13.489	7.572	-43.87	177
Fidelity VIP Government Money Market
2017	9.840	9.713	-1.29	82
2016(6)	10.000	9.840	-1.60	157
Fidelity VIP Growth
2017	19.280	25.479	32.15	41
2016	19.561	19.280	(1.44)	41
2015	18.668	19.561	4.78	56
2014	17.155	18.668	8.82	97
2013	12.858	17.155	33.42	131
2012	11.450	12.858	12.29	161
2011	11.667	11.450	-1.86	181
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
2008	14.768	7.638	-48.28	239
Fidelity VIP Mid Cap
2017	25.780	30.461	18.16	88
2016	23.499	25.780	9.71	75
2015	24.371	23.499	-3.58	80
2014	23.449	24.371	3.93	88
2013	17.591	23.449	33.30	98
2012	15.643	17.591	12.45	108
2011	17.875	15.643	-12.48	137
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
2008	17.413	10.323	-40.72	134
Fidelity VIP Overseas
2017	14.209	18.106	27.43	39
2016	15.303	14.209	-7.15	50
2015	15.114	15.303	1.25	138
2014	16.814	15.114	-10.11	347
2013	13.158	16.814	27.79	590
2012	11.124	13.158	18.28	838
2011	13.699	11.124	-18.80	954
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992
2008	18.129	9.972	-44.99	1,056

Appendix I – Condensed Financial Information         213

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Franklin Global Real Estate VIP
2017	$9.398	$10.178	8.30%	2
2016	9.537	9.398	-1.46	3
2015(5)	10.000	9.537	-4.63	1
Franklin Small Cap Value VIP
2017	21.094	22.880	8.47	33
2016	16.530	21.094	27.61	34
2015	18.209	16.530	-9.22	28
2014	18.471	18.209	-1.42	21
2013	13.820	18.471	33.65	24
2012	11.892	13.820	16.21	21
2011	12.587	11.892	-5.52	20
2010(7)	10.000	12.587	25.87	8
Franklin Templeton Global Bond VIP
2017	9.417	9.394	-0.25	1
2016	9.340	9.417	0.82	1
2015(5)	10.000	9.340	-6.60	1
Goldman Sachs VIT Mid Cap Value
2017	22.595	24.600	8.87	26
2016	20.304	22.595	11.28	28
2015	22.824	20.304	-11.04	46
2014	20.502	22.824	11.33	104
2013	15.725	20.502	30.38	214
2012	13.523	15.725	16.29	279
2011	14.713	13.523	-8.09	319
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
2008	14.845	9.173	-38.21	403
Goldman Sachs VIT Small Cap Equity Insights
2017	19.979	21.850	9.36	16
2016	16.544	19.979	20.76	18
2015	17.245	16.544	-4.06	21
2014	16.454	17.245	4.81	35
2013	12.366	16.454	33.06	96
2012	11.166	12.366	10.75	111
2011	11.297	11.166	-1.16	117
2010	8.844	11.297	27.74	121
2009	7.057	8.844	25.32	127
2008	10.896	7.057	-35.23	139
Guggenheim Floating Rate Strategies Series F
2017	10.298	10.444	1.42	2
2016	9.677	10.298	6.42	5
2015(5)	10.000	9.677	-3.23	2
Guggenheim Global Managed Futures Strategy
2017	8.034	8.561	6.56	1
2016	9.616	8.034	-16.45	1
2015(5)	10.000	9.616	-3.84	-

Appendix I – Condensed Financial Information         214

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Long Short Equity Fund
2017	$9.711	$10.933	12.58%	-
2016	9.843	9.711	-1.34	-
2015(5)	10.000	9.843	-1.57	-
Guggenheim Multi-Hedge Strategies
2017	9.713	9.871	1.62	2
2016	9.957	9.713	-2.45	2
2015(5)	10.000	9.957	-0.43	-
Invesco Global Health Care
2017	9.723	11.039	13.54	4
2016(4)	10.000	9.723	-2.77	3
Invesco V.I. International Growth
2017	9.964	12.014	20.58	59
2016	10.212	9.964	-2.43	75
2015	10.668	10.212	-4.27	84
2014	10.848	10.668	-1.66	90
2013	9.282	10.848	16.87	71
2012	8.174	9.282	13.55	74
2011	8.904	8.174	-8.20	78
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
2008(8)	10.000	6.053	-39.47	4
Invesco V.I. SmallCap Equity
2017	21.979	24.574	11.81	30
2016	20.009	21.979	9.85	31
2015	21.606	20.009	-7.39	31
2014	21.534	21.606	0.33	41
2013	15.968	21.534	34.86	52
2012	14.283	15.968	11.79	53
2011	14.655	14.283	-2.54	57
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50
2008	14.467	9.755	-32.57	51
Invesco V.I. Value Opportunities
2017	14.354	16.524	15.12	23
2016	12.375	14.354	15.99	28
2015	14.091	12.375	-12.18	39
2014	13.484	14.091	4.50	55
2013	10.275	13.484	31.23	77
2012	8.894	10.275	15.53	76
2011	9.344	8.894	-4.82	87
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
2008	12.891	6.103	-52.66	45
Janus Flexible Bond
2017	9.856	9.985	1.31%	1
2016(4)	10.000	9.856	-1.44	-

Appendix I – Condensed Financial Information         215

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS International Value
2017	$9.614	$11.952	24.32%	8
2016	9.446	9.614	1.78	7
2015(5)	10.000	9.446	-5.54	4
MFS New Discovery
2017	10.936	13.543	23.84	12
2016	10.254	10.936	6.65	9
2015	10.691	10.254	-4.09	11
2014	11.791	10.691	-9.33	10
2013(1)	10.000	11.791	17.91	10
MFS Utilities
2017	19.903	22.338	12.24	43
2016	18.254	19.903	9.03	47
2015	21.848	18.254	-16.45	54
2014	19.818	21.848	10.24	79
2013	16.804	19.818	17.94	68
2012	15.121	16.804	11.13	52
2011	14.462	15.121	4.56	34
2010	12.979	14.462	11.43	27
2009(9)	10.000	12.979	29.79	15
MFS Value
2017	22.852	26.287	15.03	19
2016	20.491	22.852	11.52	32
2015	21.102	20.491	-2.90	35
2014	19.535	21.102	8.02	38
2013	14.685	19.535	33.03	39
2012	12.910	14.685	13.75	31
2011	13.212	12.910	-2.28	17
2010	12.102	13.212	9.17	10
2009(9)	10.000	12.102	21.02	7
Neuberger Berman AMT Large Cap Value
2017	19.403	21.562	11.12	14
2016	15.542	19.403	24.84	16
2015	17.978	15.542	-13.55	14
2014	16.697	17.978	7.67	29
2013	12.978	16.697	28.66	64
2012	11.339	12.978	14.45	89
2011	13.031	11.339	-12.98	106
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
2008	16.029	7.490	-53.27	123
Neuberger Berman AMT Mid Cap Growth
2017	9.784	11.947	22.11	6
2016	9.583	9.784	2.10	10
2015(5)	10.000	9.583	-4.17	22

Appendix I – Condensed Financial Information         216

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Socially Responsive
2017	$20.864	$24.221	16.09%	10
2016	19.374	20.864	7.69	15
2015	19.858	19.374	-2.44	25
2014	18.354	19.858	8.19	44
2013	13.596	18.354	35.00	72
2012	12.480	13.596	8.94	86
2011	13.117	12.480	-4.85	94
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93
2008	14.182	8.430	-40.56	75
PIMCO VIT All Asset
2017	13.729	15.280	11.30	20
2016	12.403	13.729	10.69	22
2015	13.903	12.403	-10.79	25
2014	14.117	13.903	-1.52	38
2013	14.350	14.117	-1.62	54
2012	12.719	14.350	12.82	59
2011	12.707	12.719	0.09	31
2010	11.446	12.707	11.02	81
2009(9)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2017	14.297	14.943	4.52	62
2016	12.969	14.297	10.24	130
2015	13.452	12.969	-3.59	67
2014	13.279	13.452	1.30	108
2013	12.800	13.279	3.74	116
2012	11.406	12.800	12.23	274
2011	11.241	11.406	1.47	353
2010(7)	10.000	11.241	12.41	226
PIMCO VIT Low Duration
2017	9.768	9.695	-0.75	-
2016	9.838	9.768	-0.71	-
2015(5)	10.000	9.838	-1.62	-
PIMCO VIT Total Return
2017	12.021	12.363	2.85	145
2016	11.944	12.021	0.64	123
2015	12.135	11.944	-1.57	116
2014	11.871	12.135	2.22	168
2013	12.343	11.871	-3.82	211
2012	11.473	12.343	7.58	505
2011	11.279	11.473	1.72	263
2010	10.627	11.279	6.14	151
2009(9)	10.000	10.627	6.27	48
Rydex Commodities Strategy
2017	6.929	7.093	2.36	12
2016	6.403	6.929	8.21	2
2015(5)	10.000	6.403	-35.97	-

Appendix I – Condensed Financial Information         217

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
T. Rowe Price Blue Chip Growth
2017	$22.052	$29.362	33.15%	70
2016	22.378	22.052	-1.46	85
2015	20.605	22.378	8.60	90
2014	19.314	20.605	6.68	93
2013	13.977	19.314	38.18	88
2012	12.077	13.977	15.73	80
2011	12.137	12.077	-0.50	76
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
2008	13.602	7.657	-43.71	50
T. Rowe Price Health Sciences
2017	40.214	50.184	24.79	45
2016	45.950	40.214	-12.48	62
2015	41.681	45.950	10.24	86
2014	32.404	41.681	28.63	114
2013	21.945	32.404	47.66	135
2012	17.066	21.945	28.59	120
2011	15.748	17.066	8.37	110
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
2008	15.520	10.790	-30.48	78
Van Eck Global Hard Assets
2017	10.735	10.315	-3.91	62
2016	7.636	10.735	40.58	66
2015	11.738	7.636	-34.95	80
2014	14.848	11.738	-20.95	71
2013	13.722	14.848	8.21	70
2012	13.558	13.722	1.21	65
2011	16.579	13.558	-18.22	62
2010	13.124	16.579	26.33	50
2009(9)	10.000	13.124	31.24	23
Core Plus Bond
2017	21.724	22.318	2.74	195
2016	21.292	21.724	2.03	200
2015	21.828	21.292	-2.46	307
2014	21.161	21.828	3.15	502
2013	21.756	21.161	-2.73	934
2012	20.610	21.756	5.56	1,225
2011	19.606	20.610	5.12	1,242
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384
2008	18.511	15.070	-18.59	1,452

Appendix I – Condensed Financial Information         218

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced
2017	$14.223	$15.536	9.23%	5,732
2016	13.574	14.223	4.78	6,172
2015	13.827	13.574	-1.83	5,932
2014	13.133	13.827	5.28	5,558
2013	11.850	13.133	10.83	4,998
2012	11.004	11.850	7.69	3,694
2011	10.818	11.004	1.72	2,245
2010(7)	10.000	10.818	8.18	1,008
Diversified Balanced Managed Volatility
2017	10.783	11.722	8.71	961
2016	10.337	10.783	4.31	977
2015	10.545	10.337	-1.97	633
2014	10.064	10.545	4.78	392
2013(10)	9.919	10.064	1.46	‑
Diversified Growth
2017	15.358	17.193	11.95	13,126
2016	14.488	15.358	6.00	14,084
2015	14.755	14.488	-1.81	14,229
2014	13.960	14.755	5.69	13,505
2013	12.062	13.960	15.74	11,106
2012	11.008	12.062	9.57	7,150
2011	10.965	11.008	0.39	4,756
2010(7)	10.000	10.965	9.65	1,931
Diversified Growth Managed Volatility
2017	10.974	12.192	11.10	2,036
2016	10.408	10.974	5.44	2,187
2015	10.612	10.408	-1.92	1,831
2014	10.113	10.612	4.93	1,003
2013(10)	9.880	10.113	2.36	26
Diversified Income
2017	11.801	12.587	6.66	853
2016	11.405	11.801	3.47	918
2015	11.617	11.405	-1.82	745
2014	11.088	11.617	4.77	744
2013	10.451	11.088	6.10	668
2012(11)	10.034	10.451	4.16	406
Diversified International
2017	23.947	30.296	26.51	55
2016	24.343	23.947	-1.63	88
2015	24.923	24.343	-2.33	134
2014	26.271	24.923	-5.13	264
2013	22.544	26.271	16.53	446
2012	19.391	22.544	16.26	561
2011	22.166	19.391	-12.52	626
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
2008	29.734	15.697	-47.21	384

Appendix I – Condensed Financial Information         219

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Equity Income
2017	$15.222	$18.067	18.69%	163
2016	13.420	15.222	13.43	221
2015	14.251	13.420	-5.83	614
2014	12.889	14.251	10.57	1,481
2013	10.321	12.889	24.88	3,117
2012	9.303	10.321	10.94	4,601
2011	8.988	9.303	3.51	5,277
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
2008	10.317	6.690	-35.16	3,927
Government & High Quality Bond
2017	11.490	11.474	-0.14	323
2016	11.515	11.490	-0.22	370
2015	11.655	11.515	-1.20	445
2014	11.315	11.655	3.00	646
2013	11.654	11.315	-2.91	1,048
2012	11.425	11.654	2.00	1,418
2011	10.956	11.425	4.28	1,176
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
2008(12)	10.000	10.088	0.88	-
Income
2017	10.020	10.325	3.04	60
2016	9.670	10.020	3.62	59
2015(5)	10.000	9.670	-3.30	2
International Emerging Markets
2017	26.452	36.520	38.06	40
2016	24.668	26.452	7.23	52
2015	29.199	24.668	-15.52	88
2014	30.949	29.199	-5.65	167
2013	33.086	30.949	-6.46	254
2012	27.903	33.086	18.58	279
2011	34.450	27.903	-19.01	305
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
2008	39.883	17.672	-55.69	357
LargeCap Growth
2017	25.689	33.968	32.23	25
2016	27.627	25.689	-7.01	45
2015	26.847	27.627	2.91	67
2014	24.649	26.847	8.92	94
2013	18.762	24.649	31.38	126
2012	16.359	18.762	14.69	143
2011	17.400	16.359	-5.99	149
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
2008	21.523	12.008	-44.21	123

Appendix I – Condensed Financial Information         220

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Growth I
2017	$52.759	$69.154	31.07%	20
2016	53.154	52.759	-0.74	21
2015	50.316	53.154	5.64	26
2014	47.262	50.316	6.46	38
2013	35.386	47.262	33.56	63
2012	30.977	35.386	14.23	76
2011	31.658	30.977	-2.15	84
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
2008	30.849	17.986	-41.70	95
LargeCap S&P 500 Index
2017	16.015	19.072	19.09	193
2016	14.641	16.015	9.38	211
2015	14.769	14.641	-0.87	224
2014	13.300	14.769	11.05	341
2013	10.266	13.300	29.55	508
2012	9.055	10.266	13.38	620
2011	9.067	9.055	-0.13	680
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665
2008	10.520	6.496	-38.25	630
LargeCap Value
2017	37.568	43.026	14.53	34
2016	35.433	37.568	6.03	43
2015	36.549	35.433	-3.05	57
2014	33.540	36.549	8.97	90
2013	26.132	33.540	28.35	138
2012	22.450	26.132	16.40	166
2011	22.604	22.450	-0.68	183
2010	20.183	22.604	12.00	192
2009	17.679	20.183	14.16	194
2008	27.779	17.679	-36.36	192
MidCap
2017	80.722	99.319	23.04	48
2016	74.616	80.722	8.18	65
2015	74.893	74.616	-0.37	117
2014	67.624	74.893	10.75	220
2013	51.468	67.624	31.39	391
2012	43.898	51.468	17.24	535
2011	41.293	43.898	6.31	617
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
2008	39.797	25.811	-35.14	499
Multi-Asset Income
2017	10.355	11.368	9.78	-
2016(4)	10.000	10.355	3.55	1

Appendix I – Condensed Financial Information         221

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal Capital Appreciation
2017	$16.442	$19.462	18.37%	191
2016	15.374	16.442	6.95	232
2015	15.350	15.374	0.16	424
2014	13.926	15.350	10.23	223
2013	10.701	13.926	30.14	231
2012	9.577	10.701	11.73	191
2011	9.743	9.577	-1.70	195
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
2008	10.318	6.749	-34.59	96
2007(14)	10.000	10.318	3.18	44
Principal LifeTime 2010
2017	14.380	15.706	9.22	52
2016	13.938	14.380	3.17	56
2015	14.389	13.938	-3.13	66
2014	14.006	14.389	2.73	104
2013	12.881	14.006	8.73	231
2012	11.738	12.881	9.73	415
2011	11.786	11.738	-0.41	463
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
2008	12.655	8.582	-32.18	478
Principal LifeTime 2020
2017	15.885	17.908	12.74	157
2016	15.324	15.885	3.66	201
2015	15.813	15.324	-3.09	474
2014	15.255	15.813	3.66	1,048
2013	13.403	15.255	13.82	2,104
2012	11.898	13.403	12.65	2,788
2011	12.251	11.898	-2.88	2,986
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168
2008	13.411	8.667	-35.37	3,188
Principal LifeTime 2030
2017	15.991	18.538	15.92	94
2016	15.410	15.991	3.77	511
2015	15.889	15.410	-3.01	614
2014	15.284	15.889	3.96	707
2013	13.089	15.284	16.77	739
2012	11.537	13.089	13.45	781
2011	12.019	11.537	-4.01	911
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
2008	13.507	8.429	-37.60	500

Appendix I – Condensed Financial Information         222

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2040
2017	$16.606	$19.645	18.30%	34
2016	16.066	16.606	3.36	35
2015	16.531	16.066	-2.81	51
2014	15.879	16.531	4.11	70
2013	13.214	15.879	20.17	106
2012	11.534	13.214	14.56	132
2011	12.135	11.534	-4.95	145
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
2008	13.827	8.393	-39.30	198
Principal LifeTime 2050
2017	16.733	20.033	19.72	23
2016	16.169	16.733	3.49	26
2015	16.611	16.169	-2.66	34
2014	15.956	16.611	4.11	55
2013	13.136	15.956	21.47	76
2012	11.432	13.136	14.91	92
2011	12.123	11.432	-5.70	113
2010	10.627	12.123	14.08	108
2009	8.324	10.627	27.67	113
2008	13.914	8.324	-40.18	123
Principal LifeTime Strategic Income
2017	13.139	14.007	6.61	45
2016	12.793	13.139	2.70	95
2015	13.177	12.793	-2.91	104
2014	12.856	13.177	2.50	150
2013	12.465	12.856	3.14	217
2012	11.581	12.465	7.63	237
2011	11.396	11.581	1.63	240
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211
2008	11.962	8.937	-25.29	245
Real Estate Securities
2017	50.547	54.104	7.04	83
2016	48.719	50.547	3.75	94
2015	47.697	48.719	2.14	105
2014	36.636	47.697	30.19	137
2013	35.874	36.636	2.12	160
2012	31.190	35.874	15.02	167
2011	29.166	31.190	6.94	161
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
2008	28.337	18.675	-34.10	172

Appendix I – Condensed Financial Information         223

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2017	$13.631	$15.394	12.93%	1,124
2016	13.018	13.631	4.71	2,440
2015	13.390	13.018	-2.78	4,062
2014	12.788	13.390	4.71	5,099
2013	11.073	12.788	15.49	6,348
2012	10.005	11.073	10.67	6,676
2011	10.092	10.005	-0.86	6,895
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
2008	10.272	7.443	-27.54	3,960
SAM Conservative Balanced
2017	13.432	14.676	9.26	456
2016	12.883	13.432	4.26	659
2015	13.247	12.883	-2.75	1,288
2014	12.723	13.247	4.12	1,509
2013	11.626	12.723	9.44	1,630
2012	10.652	11.626	9.15	1,768
2011	10.608	10.652	0.42	1,853
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
2008	10.244	8.124	-20.70	1,276
SAM Conservative Growth
2017	13.334	15.656	17.41	670
2016	12.714	13.334	4.88	847
2015	13.114	12.714	-3.05	1,128
2014	12.454	13.114	5.30	1,278
2013	10.310	12.454	20.80	1,250
2012	9.199	10.310	12.08	1,149
2011	9.413	9.199	-2.27	1,055
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952
2008	10.273	6.745	-34.34	779
SAM Flexible Income
2017	13.535	14.383	6.27	797
2016	12.899	13.535	4.93	1,234
2015	13.334	12.899	-3.26	1,445
2014	12.830	13.334	3.93	1,665
2013	12.136	12.830	5.72	1,967
2012	11.175	12.136	8.60	1,917
2011	11.011	11.175	1.49	1,716
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
2008	10.181	8.619	-15.34	1,252

Appendix I – Condensed Financial Information         224

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Strategic Growth
2017	$13.160	$15.767	19.81%	694
2016	12.648	13.160	4.05	798
2015	13.116	12.648	-3.57	1,108
2014	12.313	13.116	6.52	1,123
2013	9.846	12.313	25.06	1,064
2012	8.683	9.846	13.40	901
2011	9.016	8.683	-3.69	861
2010	7.891	9.016	14.26	810
2009	6.307	7.891	25.11	841
2008	10.267	6.307	-38.57	615
Short-Term Income
2017	11.049	11.089	0.37	103
2016	11.036	11.049	0.12	201
2015	11.180	11.036	-1.29	410
2014	11.212	11.180	-0.29	937
2013	11.300	11.212	-0.78	1,776
2012	10.964	11.300	0.03	2,178
2011	11.017	10.964	-0.48	2,051
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
2008(12)	10.000	9.980	-0.20	3
SmallCap
2017	21.428	23.708	10.64	121
2016	18.623	21.428	15.06	132
2015	19.018	18.623	-2.08	209
2014	18.497	19.018	2.82	35
2013(1)	15.158	18.497	22.03	26

(1)	Commenced Operations on May 18, 2013

(2)	Commenced Operations on April 25, 2014

(3)	Commenced Operations on May 22, 2010

(4)	Commenced Operations on May 21, 2016

(5)	Commenced Operations on May 16, 2015

(6)	Commenced Operations on April 8, 2016

(7)	Commenced Operations on January 4, 2010

(8)	Commenced Operations on May 16, 2008

(9)	Commenced Operations on May 16, 2009

(10)	Commenced Operations on October 31, 2013

(11)	Commenced Operations on May 15, 2012

(12)	Commenced Operations on November 21, 2008

Appendix I – Condensed Financial Information         225

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Statement of Additional Information

dated May 1, 2018

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2018.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	12
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	16
Financial Statements	20
Principal Life Insurance Company
Report of Independent Auditors	157
Financial Statements	158

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2017 received/retained	2016 received/retained	2015 received/retained
$17,241,084/$0	$25,029,442/$0	$31,280,592/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.
The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2017
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-0.34%	-0.34%
with a surrender charge but without a Purchase Payment Credit Rider	-6.34%	-6.34%
without a surrender charge but with a Purchase Payment Credit Rider	-0.94%	-0.94%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2017 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	26.24%	13.10%	8.39%
AllianceBernstein Small/Mid Cap Value	05/02/2001	5.56%	13.10%	8.40%
American Asset Allocation	08/01/1989	8.60%	8.96%	5.37%
American Blue Chip Income and Growth	07/05/2001	9.40%	13.67%	6.33%
American Century VP Capital Appreciation	11/20/1987	14.08%	10.67%	5.15%
American Century VP Inflation Protection	12/31/2002	-3.79%	-2.08%	1.79%
American Century VP Mid Cap Value	10/29/2004	3.90%	13.28%	9.10%
American Century VP Ultra	05/01/2001	24.15%	15.08%	7.20%
American Funds Global Small Capitalization	04/30/1998	18.13%	9.06%	2.52%
American New World	06/17/1999	21.63%	4.25%	1.92%
BlackRock Global Allocation VI	02/28/1992	6.11%	4.39%	2.93%
BlackRock iShares Alternative Strategies VI	04/30/2014	4.87%			3.02%
BlackRock iShares Dynamic Allocation VI	04/30/2014	7.11%			2.16%
Columbia Limited Duration Credit	05/07/2010	-5.63%	-0.86%		0.71%
Core Plus Bond	12/18/1987	-2.67%	0.51%	2.47%

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Delaware VIP Limited Term Diversified Income	05/01/2000	-5.52%	-1.19%	1.06%
Delaware VIP Small Cap Value	05/01/2000	4.19%	12.06%	8.63%
Deutsche Small Mid Cap Value	05/01/1996	2.58%	10.21%	5.64%
Diversified Balanced	12/30/2009	3.86%	5.70%		6.27%
Diversified Balanced Managed Volatility	10/31/2013	3.34%			4.06%
Diversified Growth	12/30/2009	6.60%	7.53%		7.63%
Diversified Growth Managed Volatility	10/31/2013	5.75%			5.18%
Diversified Income	05/15/2012	1.28%	3.88%		4.43%
Diversified International	05/02/1994	21.25%	6.24%	0.75%
Dreyfus IP Technology Growth	08/31/1999	34.36%	15.35%	9.45%
Equity Income	04/28/1998	13.38%	12.13%	6.37%
Fidelity VIP Contrafund	01/03/1995	13.88%	12.01%	5.59%
Fidelity VIP Equity-Income	10/09/1986	5.07%	10.02%	4.46%
Fidelity VIP Government Money Market	04/01/1982	-6.73%	-1.86%	-0.92%
Fidelity VIP Growth	10/09/1986	26.93%	14.99%	6.21%
Fidelity VIP Mid Cap	12/28/1998	12.84%	11.88%	6.36%
Fidelity VIP Overseas	01/28/1987	22.16%	6.75%	0.55%
Franklin Global Real Estate VIP	01/24/1989	2.92%	3.62%	1.28%
Franklin Small Cap Value VIP	04/30/1998	3.10%	10.86%	7.29%
Goldman Sachs VIT Mid Cap Value	05/01/1998	3.51%	9.59%	5.79%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	4.00%	12.34%	7.82%
Government & High Quality Bond	05/06/1993	-5.56%	-0.33%	2.16%
Guggenheim Floating Rate Strategies	04/22/2013	-3.99%			1.66%
Guggenheim Global Managed Futures Strategy	11/07/2008	1.18%	-1.08%		-4.32%
Guggenheim Long Short Equity Fund	05/01/2002	7.24%	5.17%	0.02%
Guggenheim Multi-Hedge Strategies	11/29/2005	-3.79%	0.22%	-1.56%
Guggenheim Rydex Commodities Strategy	09/30/2005	-3.04%	-15.79%	-13.38%
Income	05/07/1993	-2.36%	1.15%	3.90%
International Emerging Markets	10/24/2000	32.86%	2.03%	-0.32%
Invesco Global Health Care	05/21/1997	8.20%	10.24%	6.41%
Invesco VI International Growth	05/05/1993	15.27%	5.43%	2.09%
Invesco VI Small Cap Equity	08/29/2003	6.45%	9.22%	6.05%
Invesco VI Value Opportunities	09/10/2001	9.79%	10.21%	3.10%
Janus Henderson Flexible Bond	09/13/1993	-4.10%	-0.08%	3.52%
LargeCap Growth	05/02/1994	27.00%	12.90%	5.27%
LargeCap Growth I	06/01/1994	25.84%	14.66%	9.03%
LargeCap S&P 500 Index	05/03/1999	13.78%	13.49%	6.74%
LargeCap Value	05/13/1970	9.19%	10.74%	5.07%
MFS New Discovery	05/01/1998	18.56%	9.97%	8.34%
MFS Utilities	01/03/1995	6.88%	6.00%	3.79%
MFS Value	01/02/2002	9.70%	12.64%	6.20%
MFS VIT International Value	08/23/2001	19.04%	10.58%	5.21%
MidCap	12/18/1987	17.75%	14.37%	10.21%
Multi-Asset Income	07/28/2015	4.42%			3.43%
Neuberger Berman AMT Large Cap Value	03/22/1994	5.77%	10.94%	3.59%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	16.81%	11.24%	5.64%
Neuberger Berman AMT Socially Responsive	02/18/1999	10.77%	12.53%	6.10%
PIMCO VIT All Asset	04/30/2003	5.95%	1.28%	3.38%

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO VIT High Yield Portfolio	04/30/1998	-0.87%	3.22%	5.05%
PIMCO VIT Low Duration	03/31/2006	-6.18%	-1.41%	1.26%
PIMCO VIT Total Return	12/31/1997	-2.56%	0.02%	3.57%
Principal Capital Appreciation	04/28/1998	13.06%	13.00%	7.16%
Principal LifeTime 2010	08/30/2004	3.85%	4.14%	2.77%
Principal LifeTime 2020	08/30/2004	7.39%	6.11%	3.52%
Principal LifeTime 2030	08/30/2004	10.60%	7.38%	3.81%
Principal LifeTime 2040	08/30/2004	12.98%	8.45%	4.17%
Principal LifeTime 2050	08/30/2004	14.42%	9.02%	4.31%
Principal LifeTime Strategic Income	08/30/2004	1.23%	2.41%	2.17%
Real Estate Securities	05/01/1998	1.66%	8.77%	7.30%
SAM Balanced	06/03/1997	7.59%	6.98%	4.73%
SAM Conservative Balanced	04/23/1998	3.89%	4.89%	4.26%
SAM Conservative Growth	06/03/1997	12.09%	8.92%	4.90%
SAM Flexible Income	09/09/1997	0.88%	3.54%	4.11%
SAM Strategic Growth	06/03/1997	14.50%	10.11%	4.98%
Short-Term Income	01/12/1994	-5.06%	-0.40%	1.40%
SmallCap	05/01/1998	5.28%	13.50%	6.89%
T. Rowe Price Blue Chip Growth	12/29/2000	27.92%	16.36%	8.62%
T. Rowe Price Health Sciences	12/29/2000	19.52%	18.38%	13.11%
Templeton Global Bond VIP	01/24/1989	-5.67%	-1.39%	3.92%
Van Eck VIP Global Hard Assets	05/01/2006	-9.35%	-5.76%	-3.86%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	32.24%	13.46%	8.39%
AllianceBernstein Small/Mid Cap Value	05/02/2001	11.56%	13.46%	8.40%
American Asset Allocation	08/01/1989	14.60%	9.39%	5.37%
American Blue Chip Income and Growth	07/05/2001	15.40%	14.03%	6.33%
American Century VP Capital Appreciation	11/20/1987	20.08%	11.07%	5.15%
American Century VP Inflation Protection	12/31/2002	2.21%	-1.44%	1.79%
American Century VP Mid Cap Value	10/29/2004	9.90%	13.65%	9.10%
American Century VP Ultra	05/01/2001	30.15%	15.42%	7.20%
American Funds Global Small Capitalization	04/30/1998	24.13%	9.48%	2.52%
American New World	06/17/1999	27.63%	4.75%	1.92%
BlackRock Global Allocation VI	02/28/1992	12.11%	4.89%	2.93%
BlackRock iShares Alternative Strategies VI	04/30/2014	10.87%			4.02%
BlackRock iShares Dynamic Allocation VI	04/30/2014	13.11%			3.18%
Columbia Limited Duration Credit	05/07/2010	0.37%	-0.24%		0.71%
Core Plus Bond	12/18/1987	3.33%	1.09%	2.47%
Delaware VIP Limited Term Diversified Income	05/01/2000	0.48%	-0.56%	1.06%
Delaware VIP Small Cap Value	05/01/2000	10.19%	12.44%	8.63%
Deutsche Small Mid Cap Value	05/01/1996	8.58%	10.61%	5.64%
Diversified Balanced	12/30/2009	9.86%	6.18%		6.27%
Diversified Balanced Managed Volatility	10/31/2013	9.34%			4.69%
Diversified Growth	12/30/2009	12.60%	7.97%		7.63%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Growth Managed Volatility	10/31/2013	11.75%			5.78%
Diversified Income	05/15/2012	7.28%	4.39%		4.72%
Diversified International	05/02/1994	27.25%	6.71%	0.75%
Dreyfus IP Technology Growth	08/31/1999	40.36%	15.69%	9.45%
Equity Income	04/28/1998	19.38%	12.50%	6.37%
Fidelity VIP Contrafund	01/03/1995	19.88%	12.39%	5.59%
Fidelity VIP Equity-Income	10/09/1986	11.07%	10.42%	4.46%
Fidelity VIP Government Money Market	04/01/1982	-0.73%	-1.22%	-0.92%
Fidelity VIP Growth	10/09/1986	32.93%	15.33%	6.21%
Fidelity VIP Mid Cap	12/28/1998	18.84%	12.26%	6.36%
Fidelity VIP Overseas	01/28/1987	28.16%	7.21%	0.55%
Franklin Global Real Estate VIP	01/24/1989	8.92%	4.13%	1.28%
Franklin Small Cap Value VIP	04/30/1998	9.10%	11.26%	7.29%
Goldman Sachs VIT Mid Cap Value	05/01/1998	9.51%	10.00%	5.79%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	10.00%	12.71%	7.82%
Government & High Quality Bond	05/06/1993	0.44%	0.27%	2.16%
Guggenheim Floating Rate Strategies	04/22/2013	2.01%			2.26%
Guggenheim Global Managed Futures Strategy	11/07/2008	7.18%	-0.47%		-4.32%
Guggenheim Long Short Equity Fund	05/01/2002	13.24%	5.65%	0.02%
Guggenheim Multi-Hedge Strategies	11/29/2005	2.21%	0.81%	-1.56%
Guggenheim Rydex Commodities Strategy	09/30/2005	2.96%	-14.63%	-13.38%
Income	05/07/1993	3.64%	1.72%	3.90%
International Emerging Markets	10/24/2000	38.86%	2.58%	-0.32%
Invesco Global Health Care	05/21/1997	14.20%	10.64%	6.41%
Invesco VI International Growth	05/05/1993	21.27%	5.91%	2.09%
Invesco VI Small Cap Equity	08/29/2003	12.45%	9.64%	6.05%
Invesco VI Value Opportunities	09/10/2001	15.79%	10.61%	3.10%
Janus Henderson Flexible Bond	09/13/1993	1.90%	0.52%	3.52%
LargeCap Growth	05/02/1994	33.00%	13.26%	5.27%
LargeCap Growth I	06/01/1994	31.84%	15.01%	9.03%
LargeCap S&P 500 Index	05/03/1999	19.78%	13.85%	6.74%
LargeCap Value	05/13/1970	15.19%	11.13%	5.07%
MFS New Discovery	05/01/1998	24.56%	10.38%	8.34%
MFS Utilities	01/03/1995	12.88%	6.47%	3.79%
MFS Value	01/02/2002	15.70%	13.01%	6.20%
MFS VIT International Value	08/23/2001	25.04%	10.98%	5.21%
MidCap	12/18/1987	23.75%	14.72%	10.21%
Multi-Asset Income	07/28/2015	10.42%			5.37%
Neuberger Berman AMT Large Cap Value	03/22/1994	11.77%	11.33%	3.59%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.81%	11.63%	5.64%
Neuberger Berman AMT Socially Responsive	02/18/1999	16.77%	12.90%	6.10%
PIMCO VIT All Asset	04/30/2003	11.95%	1.85%	3.38%
PIMCO VIT High Yield Portfolio	04/30/1998	5.13%	3.74%	5.05%
PIMCO VIT Low Duration	03/31/2006	-0.18%	-0.78%	1.26%
PIMCO VIT Total Return	12/31/1997	3.44%	0.61%	3.57%
Principal Capital Appreciation	04/28/1998	19.06%	13.37%	7.16%
Principal LifeTime 2010	08/30/2004	9.85%	4.65%	2.77%
Principal LifeTime 2020	08/30/2004	13.39%	6.58%	3.52%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2030	08/30/2004	16.60%	7.83%	3.81%
Principal LifeTime 2040	08/30/2004	18.98%	8.88%	4.17%
Principal LifeTime 2050	08/30/2004	20.42%	9.44%	4.31%
Principal LifeTime Strategic Income	08/30/2004	7.23%	2.95%	2.17%
Real Estate Securities	05/01/1998	7.66%	9.20%	7.30%
SAM Balanced	06/03/1997	13.59%	7.43%	4.73%
SAM Conservative Balanced	04/23/1998	9.89%	5.38%	4.26%
SAM Conservative Growth	06/03/1997	18.09%	9.35%	4.90%
SAM Flexible Income	09/09/1997	6.88%	4.06%	4.11%
SAM Strategic Growth	06/03/1997	20.50%	10.52%	4.98%
Short-Term Income	01/12/1994	0.94%	0.20%	1.40%
SmallCap	05/01/1998	11.28%	13.86%	6.89%
T. Rowe Price Blue Chip Growth	12/29/2000	33.92%	16.68%	8.62%
T. Rowe Price Health Sciences	12/29/2000	25.52%	18.68%	13.11%
Templeton Global Bond VIP	01/24/1989	0.33%	-0.76%	3.92%
Van Eck VIP Global Hard Assets	05/01/2006	-3.35%	-5.01%	-3.86%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	23.46%	12.29%	7.74%
AllianceBernstein Small/Mid Cap Value	05/02/2001	2.89%	12.29%	7.75%
American Asset Allocation	08/01/1989	5.91%	8.15%	4.73%
American Blue Chip Income and Growth	07/05/2001	6.71%	12.86%	5.69%
American Century VP Capital Appreciation	11/20/1987	11.36%	9.86%	4.52%
American Century VP Inflation Protection	12/31/2002	-6.40%	-2.91%	1.18%
American Century VP Mid Cap Value	10/29/2004	1.24%	12.47%	8.45%
American Century VP Ultra	05/01/2001	21.37%	14.27%	6.55%
American Funds Global Small Capitalization Fund	04/30/1998	15.39%	8.25%	1.91%
American New World	06/17/1999	18.87%	3.43%	1.31%
BlackRock Global Allocation VI	02/28/1992	3.44%	3.58%	2.32%
BlackRock iShares Alternative Strategies VI	04/30/2014	2.20%			2.13%
BlackRock iShares Dynamic Allocation VI	04/30/2014	4.43%			1.27%
Columbia Limited Duration Credit	05/07/2010	-8.23%	-1.68%		-0.02%
Core Plus Bond	12/18/1987	-5.28%	-0.31%	1.86%
Delaware VIP Limited Term Diversified Income	05/01/2000	-8.12%	-2.01%	0.45%
Delaware VIP Small Cap Value	05/01/2000	1.53%	11.25%	7.98%
Deutsche Small Mid Cap Value	05/01/1996	-0.07%	9.40%	5.00%
Diversified Balanced	12/30/2009	1.21%	4.89%		5.64%
Diversified Balanced Managed Volatility	10/31/2013	0.69%			3.21%
Diversified Growth	12/30/2009	3.93%	6.72%		6.98%
Diversified Growth Managed Volatility	10/31/2013	3.08%			4.32%
Diversified Income	05/15/2012	-1.36%	3.07%		3.64%
Diversified International	05/02/1994	18.49%	5.43%	0.15%
Dreyfus IP Technology Growth	08/31/1999	31.53%	14.54%	8.79%
Equity Income	04/28/1998	10.66%	11.31%	5.73%
Fidelity VIP Contrafund	01/03/1995	11.16%	11.20%	4.96%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Equity-Income	10/09/1986	2.40%	9.21%	3.84%
Fidelity VIP Government Money Market	04/01/1982	-9.32%	-2.69%	-1.51%
Fidelity VIP Growth	10/09/1986	24.13%	14.17%	5.57%
Fidelity VIP Mid Cap	12/28/1998	10.13%	11.07%	5.72%
Fidelity VIP Overseas	01/28/1987	19.40%	5.94%	-0.05%
Franklin Global Real Estate VIP	01/24/1989	0.27%	2.80%	0.68%
Franklin Small Cap Value VIP	04/30/1998	0.44%	10.05%	6.64%
Goldman Sachs VIT Mid Cap Value	05/01/1998	0.85%	8.78%	5.15%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	1.34%	11.53%	7.18%
Government & High Quality Bond	05/06/1993	-8.16%	-1.16%	1.55%
Guggenheim Floating Rate Strategies	04/22/2013	-6.60%			0.83%
Guggenheim Global Managed Futures Strategy	11/07/2008	-1.46%	-1.91%		-4.90%
Guggenheim Long Short Equity Fund	05/01/2002	4.56%	4.36%	-0.58%
Guggenheim Multi-Hedge Strategies	11/29/2005	-6.40%	-0.60%	-2.15%
Guggenheim Rydex Commodities Strategy	09/30/2005	-5.65%	-16.74%	-13.90%
Income	05/07/1993	-4.98%	0.33%	3.27%
International Emerging Markets	10/24/2000	30.04%	1.22%	-0.92%
Invesco Global Health Care	05/21/1997	5.52%	9.42%	5.77%
Invesco VI International Growth	05/05/1993	12.55%	4.62%	1.48%
Invesco VI Small Cap Equity	08/29/2003	3.78%	8.41%	5.41%
Invesco VI Value Opportunities	09/10/2001	7.10%	9.40%	2.48%
Janus Henderson Flexible Bond	09/13/1993	-6.71%	-0.90%	2.90%
LargeCap Growth	05/02/1994	24.20%	12.08%	4.63%
LargeCap Growth I	06/01/1994	23.05%	13.85%	8.38%
LargeCap S&P 500 Index	05/03/1999	11.07%	12.68%	6.10%
LargeCap Value	05/13/1970	6.50%	9.93%	4.44%
MFS New Discovery	05/01/1998	15.82%	9.16%	7.69%
MFS Utilities	01/03/1995	4.21%	5.19%	3.17%
MFS Value	01/02/2002	7.01%	11.83%	5.57%
MFS VIT International Value	08/23/2001	16.29%	9.77%	4.58%
MidCap	12/18/1987	15.02%	13.56%	9.55%
Multi-Asset Income	07/28/2015	1.76%			2.38%
Neuberger Berman AMT Large Cap Value	03/22/1994	3.10%	10.13%	2.97%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	14.08%	10.42%	5.01%
Neuberger Berman AMT Socially Responsive	02/18/1999	8.07%	11.72%	5.47%
PIMCO VIT All Asset	04/30/2003	3.28%	0.47%	2.76%
PIMCO VIT High Yield Portfolio	04/30/1998	-3.50%	2.40%	4.42%
PIMCO VIT Low Duration	03/31/2006	-8.77%	-2.23%	0.65%
PIMCO VIT Total Return	12/31/1997	-5.18%	-0.80%	2.95%
Principal Capital Appreciation	04/28/1998	10.35%	12.19%	6.52%
Principal LifeTime 2010	08/30/2004	1.20%	3.33%	2.15%
Principal LifeTime 2020	08/30/2004	4.71%	5.30%	2.90%
Principal LifeTime 2030	08/30/2004	7.90%	6.57%	3.18%
Principal LifeTime 2040	08/30/2004	10.27%	7.64%	3.54%
Principal LifeTime 2050	08/30/2004	11.70%	8.21%	3.68%
Principal LifeTime Strategic Income	08/30/2004	-1.41%	1.60%	1.56%
Real Estate Securities	05/01/1998	-0.99%	7.96%	6.65%
SAM Balanced	06/03/1997	4.91%	6.17%	4.10%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
SAM Conservative Balanced	04/23/1998	1.23%	4.07%	3.63%
SAM Conservative Growth	06/03/1997	9.39%	8.11%	4.27%
SAM Flexible Income	09/09/1997	-1.75%	2.72%	3.49%
SAM Strategic Growth	06/03/1997	11.79%	9.30%	4.35%
Short-Term Income	01/12/1994	-7.66%	-1.23%	0.79%
SmallCap	05/01/1998	2.62%	12.69%	6.25%
T. Rowe Price Blue Chip Growth	12/29/2000	25.12%	15.54%	7.97%
T. Rowe Price Health Sciences	12/29/2000	16.77%	17.56%	12.43%
Templeton Global Bond VIP	01/24/1989	-8.27%	-2.22%	3.30%
Van Eck VIP Global Hard Assets	05/01/2006	-11.93%	-6.61%	-4.44%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	31.46%	12.79%	7.74%
AllianceBernstein Small/Mid Cap Value	05/02/2001	10.89%	12.79%	7.75%
American Asset Allocation	08/01/1989	13.91%	8.73%	4.73%
American Blue Chip Income and Growth	07/05/2001	14.71%	13.35%	5.69%
American Century VP Capital Appreciation	11/20/1987	19.36%	10.41%	4.52%
American Century VP Inflation Protection	12/31/2002	1.60%	-2.03%	1.18%
American Century VP Mid Cap Value	10/29/2004	9.24%	12.97%	8.45%
American Century VP Ultra	05/01/2001	29.37%	14.73%	6.55%
American Funds Global Small Capitalization	04/30/1998	23.39%	8.83%	1.91%
American New World	06/17/1999	26.87%	4.12%	1.31%
BlackRock Global Allocation VI	02/28/1992	11.44%	4.27%	2.32%
BlackRock iShares Alternative Strategies VI	04/30/2014	10.20%			3.39%
BlackRock iShares Dynamic Allocation VI	04/30/2014	12.43%			2.56%
Columbia Limited Duration Credit	05/07/2010	-0.23%	-0.84%		0.11%
Core Plus Bond	12/18/1987	2.72%	0.49%	1.86%
Delaware VIP Limited Term Diversified Income	05/01/2000	-0.12%	-1.16%	0.45%
Delaware VIP Small Cap Value	05/01/2000	9.53%	11.77%	7.98%
Deutsche Small Mid Cap Value	05/01/1996	7.93%	9.95%	5.00%
Diversified Balanced	12/30/2009	9.21%	5.54%		5.64%
Diversified Balanced Managed Volatility	10/31/2013	8.69%			4.06%
Diversified Growth	12/30/2009	11.93%	7.33%		6.98%
Diversified Growth Managed Volatility	10/31/2013	11.08%			5.15%
Diversified Income	05/15/2012	6.64%	3.77%		4.09%
Diversified International	05/02/1994	26.49%	6.07%	0.15%
Dreyfus IP Technology Growth	08/31/1999	39.53%	15.00%	8.79%
Equity Income	04/28/1998	18.66%	11.83%	5.73%
Fidelity VIP Contrafund	01/03/1995	19.16%	11.72%	4.96%
Fidelity VIP Equity-Income	10/09/1986	10.40%	9.76%	3.84%
Fidelity VIP Government Money Market	04/01/1982	-1.32%	-1.82%	-1.51%
Fidelity VIP Growth	10/09/1986	32.13%	14.64%	5.57%
Fidelity VIP Mid Cap	12/28/1998	18.13%	11.59%	5.72%
Fidelity VIP Overseas	01/28/1987	27.40%	6.57%	-0.05%
Franklin Global Real Estate VIP	01/24/1989	8.27%	3.51%	0.68%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Franklin Small Cap Value VIP	04/30/1998	8.44%	10.59%	6.64%
Goldman Sachs VIT Mid Cap Value	05/01/1998	8.85%	9.34%	5.15%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	9.34%	12.04%	7.18%
Government & High Quality Bond	05/06/1993	-0.16%	-0.33%	1.55%
Guggenheim Floating Rate Strategies	04/22/2013	1.40%			1.64%
Guggenheim Global Managed Futures Strategy	11/07/2008	6.54%	-1.06%		-4.90%
Guggenheim Long Short Equity Fund	05/01/2002	12.56%	5.02%	-0.58%
Guggenheim Multi-Hedge Strategies	11/29/2005	1.60%	0.21%	-2.15%
Guggenheim Rydex Commodities Strategy	09/30/2005	2.35%	-15.14%	-13.90%
Income	05/07/1993	3.02%	1.11%	3.27%
International Emerging Markets	10/24/2000	38.04%	1.97%	-0.92%
Invesco Global Health Care	05/21/1997	13.52%	9.98%	5.77%
Invesco VI International Growth	05/05/1993	20.55%	5.28%	1.48%
Invesco VI Small Cap Equity	08/29/2003	11.78%	8.99%	5.41%
Invesco VI Value Opportunities	09/10/2001	15.10%	9.95%	2.48%
Janus Henderson Flexible Bond	09/13/1993	1.29%	-0.08%	2.90%
LargeCap Growth	05/02/1994	32.20%	12.59%	4.63%
LargeCap Growth I	06/01/1994	31.05%	14.32%	8.38%
LargeCap S&P 500 Index	05/03/1999	19.07%	13.17%	6.10%
LargeCap Value	05/13/1970	14.50%	10.47%	4.44%
MFS New Discovery	05/01/1998	23.82%	9.72%	7.69%
MFS Utilities	01/03/1995	12.21%	5.84%	3.17%
MFS Value	01/02/2002	15.01%	12.33%	5.57%
MFS VIT International Value	08/23/2001	24.29%	10.32%	4.58%
MidCap	12/18/1987	23.02%	14.03%	9.55%
Multi-Asset Income	07/28/2015	9.76%			4.74%
Neuberger Berman AMT Large Cap Value	03/22/1994	11.10%	10.67%	2.97%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	22.08%	10.96%	5.01%
Neuberger Berman AMT Socially Responsive	02/18/1999	16.07%	12.22%	5.47%
PIMCO VIT All Asset	04/30/2003	11.28%	1.24%	2.76%
PIMCO VIT High Yield Portfolio	04/30/1998	4.50%	3.12%	4.42%
PIMCO VIT Low Duration	03/31/2006	-0.77%	-1.37%	0.65%
PIMCO VIT Total Return	12/31/1997	2.82%	0.01%	2.95%
Principal Capital Appreciation	04/28/1998	18.35%	12.69%	6.52%
Principal LifeTime 2010	08/30/2004	9.20%	4.02%	2.15%
Principal LifeTime 2020	08/30/2004	12.71%	5.95%	2.90%
Principal LifeTime 2030	08/30/2004	15.90%	7.19%	3.18%
Principal LifeTime 2040	08/30/2004	18.27%	8.23%	3.54%
Principal LifeTime 2050	08/30/2004	19.70%	8.79%	3.68%
Principal LifeTime Strategic Income	08/30/2004	6.59%	2.34%	1.56%
Real Estate Securities	05/01/1998	7.01%	8.55%	6.65%
SAM Balanced	06/03/1997	12.91%	6.79%	4.10%
SAM Conservative Balanced	04/23/1998	9.23%	4.75%	3.63%
SAM Conservative Growth	06/03/1997	17.39%	8.69%	4.27%
SAM Flexible Income	09/09/1997	6.25%	3.43%	3.49%
SAM Strategic Growth	06/03/1997	19.79%	9.85%	4.35%
Short-Term Income	01/12/1994	0.34%	-0.40%	0.79%
SmallCap	05/01/1998	10.62%	13.18%	6.25%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
T. Rowe Price Blue Chip Growth	12/29/2000	33.12%	15.99%	7.97%
T. Rowe Price Health Sciences	12/29/2000	24.77%	17.98%	12.43%
Templeton Global Bond VIP	01/24/1989	-0.27%	-1.36%	3.30%
Van Eck VIP Global Hard Assets	05/01/2006	-3.93%	-5.58%	-4.44%
TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2017	$5,500	$11,000
2018	$5,500	$11,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2017 and 2018. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $189,000 and $199,000 in 2018.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2017	$99,000	$119,000	2017	$62,000	$72,000
2018	$101,000	$121,000	2018	$63,000	$73,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own traditional IRA for the year in which he/she reaches age 70½ or for any year thereafter.

Taxation of Distributions . Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.
Required Distributions . Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of distributions from the IRA contract, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.
Tax-Free Rollovers . The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60 day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $55,000 (plus if applicable the $6,000 catch-up contribution) for 2018.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2017	$18,000	$6,000
2018	$18,500	$6,000

Taxation of Distributions . Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions . SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers . Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2018.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $12,500 limit in 2018) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2018, an individual under age 50 defers the maximum of $12,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($18,500 – $12,500) to the 401(k) plan for 2018.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2017	$12,500	$3,000	$18,000
2018	$12,500	$3,000	$18,500
Taxation of Distributions . Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions . SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers . Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2017	$5,500	$1,000
2018	$5,500	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2017 and 2018.
For 2018, the maximum contribution is phased out for single taxpayers with adjusted gross income between $120,000 and $135,000 and for joint filers with adjusted gross income between $189,000 and $199,000 (see chart below).

Modified Adjusted Gross Income Limits - 2018
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
$120,000 or less	$189,000 or less	Full Contribution
$120,000 – $135,000	$189,000 – $199,000	Partial Contribution*
$135,000 & over	$199,000 & over	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution . Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (the Separate Account) comprised of the subaccounts described in the appendix to this opinion (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising the Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 27, 2018

Appendix:
The statements of operations and statement of changes in net assets are reported for the following periods:

	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Listed Private Equity Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock Advantage U.S Total Market Class III Division[1]
BlackRock Global Allocation Class III Division
BlackRock iShares Alternative Strategies Class III Division
BlackRock iShares Dynamic Allocation Class III Division
BlackRock iShares Dynamic Fixed Income Class III Division
BlackRock iShares Equity Appreciation Class III Division
Calvert EAFE International Index Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Core Plus Bond Class 2 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Deutsche Alternative Asset Allocation Class B Division
Deutsche Equity 500 Index Class B2 Division
Deutsche Small Mid Cap Value Class B Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
Diversified International Class 2 Division
Dreyfus IP MidCap Stock Service Shares Division
Dreyfus IP Technology Growth Service Shares Division
Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Growth Service Class Division

Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division
Franklin Global Real Estate VIP Class 2 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Government & High Quality Bond Class 2 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
Income Class 1 Division
Income Class 2 Division
International Emerging Markets Class 1 Division
International Emerging Markets Class 2 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Global Health Care Series I Division
Invesco Global Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division[2]
Janus Henderson Flexible Bond Service Shares Division[3]
LargeCap Growth Class 1 Division
LargeCap Growth Class 2 Division
LargeCap Growth I Class 1 Division
LargeCap Growth I Class 2 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
LargeCap Value Class 1 Division
LargeCap Value Class 2 Division
MFS International Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Large Cap Value Class I Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Socially Responsive Class I Division
Oppenheimer Main Street Small Cap Service Shares Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy M Class Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division

Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2020 Class 2 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2030 Class 2 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2040 Class 2 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2050 Class 2 Division
Principal LifeTime Strategic Income Class 1 Division
Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
Short-Term Income Class 2 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
VanEck Global Hard Assets Class S Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 23, 2016 (commencement of operations) through December 31, 2016
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
Multi-Asset Income Class 1 Division
Multi-Asset Income Class 2 Division
Fidelity VIP Government Money Market Initial Class Division	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from February 8, 2016 (commencement of operations) through December 31, 2016
Fidelity VIP Government Money Market Service Class Division
Diversified Balanced Class 1 Division	For the period from May 26, 2017 (commencement of operations) through December 31, 2017
Diversified Balanced Volatility Control Class 2 Division	For the period from April 6, 2017 (commencement of operations) through December 31, 2017
Diversified Growth Volatility Control Class 2 Division
1-) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.
2-) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
3-) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Assets
Investments in shares of mutual funds, at fair value	$4,775,181	$5,183,572	$113,522
Total assets	4,775,181	5,183,572	113,522
Total liabilities	—	—	—
Net assets	$4,775,181	$5,183,572	$113,522

Net assets
Applicable to accumulation units	$4,775,181	$5,183,572	$113,522
Applicable to contracts in annuitization period	—	—	—
Total net assets	$4,775,181	$5,183,572	$113,522

Investments in shares of mutual funds, at cost	$4,645,458	$4,677,813	$107,856

Shares of mutual funds owned	272,401	239,095	8,409

Accumulation units outstanding	138,197	331,838	9,725
Annuitized units outstanding	—	—	—
Total units outstanding	138,197	331,838	9,725

Statements of Operations
Year ended December 31, 2017
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Net investment income (loss)
Investment income:
Dividends	$—	$21,634	$1,507

Expenses:
Mortality and expense risks	54,209	58,384	460
Administrative charges	6,506	6,749	63
Separate account rider charges	2,665	5,333	—
Net investment income (loss)	(63,380)	(48,832)	984

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(241,926)	(66,455)	1,679
Capital gains distributions	—	232,664	—
Total realized gains (losses) on investments	(241,926)	166,209	1,679

Change in net unrealized appreciation or depreciation of investments	1,518,899	417,321	4,530

Net gains (losses) on investments	1,213,593	534,698	7,193

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,213,593	$534,698	$7,193

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654
2,339,237	11,044,484	42,538,825	9,987,649	3,781,713	33,152,528	16,006,654
—	—	—	—	—	—	—
$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654

$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654
—	—	—	—	—	—	—
$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654

$2,250,095	$7,464,746	$44,805,601	$8,541,944	$2,534,087	$20,547,390	$9,340,120

155,638	1,031,231	4,166,388	438,825	195,538	1,743,035	1,426,618

176,750	499,655	3,219,517	406,694	170,672	1,285,668	663,085
—	—	—	—	—	—	—
176,750	499,655	3,219,517	406,694	170,672	1,285,668	663,085

Statements of Operations (continued)
Year ended December 31, 2017
American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$—	$252,304	$1,131,784	$137,269	$12,752	$82,655	$234,874

28,200	122,906	551,339	122,616	43,511	414,559	194,617
3,384	3,934	65,955	13,488	1,741	49,753	8,487
1,340	—	3,287	7,175	—	5,000	—
(32,924)	125,464	511,203	(6,010)	(32,500)	(386,657)	31,770

32,680	817,355	(1,255,874)	270,877	250,309	4,734,629	608,499
267,806	255,239	—	200,781	162,117	1,706,289	—
300,486	1,072,594	(1,255,874)	471,658	412,426	6,440,918	608,499

150,004	692,572	1,713,525	456,913	535,692	2,686,989	456,883

417,566	1,890,630	968,854	922,561	915,618	8,741,250	1,097,152

—	—	—	—	—	—	—

$417,566	$1,890,630	$968,854	$922,561	$915,618	$8,741,250	$1,097,152

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,826,662	$1,851,534	$3,016,929
Total assets	1,826,662	1,851,534	3,016,929
Total liabilities	—	—	—
Net assets	$1,826,662	$1,851,534	$3,016,929

Net assets
Applicable to accumulation units	$1,826,662	$1,851,534	$3,016,929
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,826,662	$1,851,534	$3,016,929

Investments in shares of mutual funds, at cost	$1,712,580	$1,750,167	$2,767,604

Shares of mutual funds owned	77,763	79,125	203,847

Accumulation units outstanding	150,024	162,321	234,285
Annuitized units outstanding	—	—	—
Total units outstanding	150,024	162,321	234,285

Statements of Operations
Year ended December 31, 2017
	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$25,425	$20,568	$54,606

Expenses:
Mortality and expense risks	17,660	11,434	32,696
Administrative charges	1,894	1,601	3,497
Separate account rider charges	2,243	—	3,433
Net investment income (loss)	3,628	7,533	14,980

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,666	5,229	42,282
Capital gains distributions	59,615	40,287	98,333
Total realized gains (losses) on investments	68,281	45,516	140,615

Change in net unrealized appreciation or depreciation of investments	110,198	81,957	204,905

Net gains (losses) on investments	182,107	135,006	360,500

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$182,107	$135,006	$360,500

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750
2,076,143	1,210,640	373,779	1,439,038	793,506	657,930	119,750
—	—	—	—	—	—	—
$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750

$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750
—	—	—	—	—	—	—
$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750

$1,889,276	$1,096,518	$330,209	$1,473,993	$745,655	$608,152	$110,345

140,565	48,974	15,005	143,473	58,561	50,071	10,740

168,528	105,338	31,524	132,418	71,024	55,966	10,679
—	—	—	—	—	—	—
168,528	105,338	31,524	132,418	71,024	55,966	10,679

Statements of Operations (continued)
Year ended December 31, 2017
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$33,606	$4,485	$745	$100,744	$2,911	$1,124	$363

15,686	13,214	2,107	19,206	4,372	3,515	704
2,177	1,220	289	769	612	527	104
—	475	—	—	—	—	—
15,743	(10,424)	(1,651)	80,769	(2,073)	(2,918)	(445)

10,485	(37,996)	(1,596)	40,888	3,327	1,066	28
51,863	—	—	—	3,581	6,368	567
62,348	(37,996)	(1,596)	40,888	6,908	7,434	595

144,607	276,676	44,415	(40,504)	43,816	61,663	14,468

222,698	228,256	41,168	81,153	48,651	66,179	14,618

—	—	—	—	—	—	—

$222,698	$228,256	$41,168	$81,153	$48,651	$66,179	$14,618

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)

Assets
Investments in shares of mutual funds, at fair value	$1,737,815	$703,069	$150,431
Total assets	1,737,815	703,069	150,431
Total liabilities	—	—	—
Net assets	$1,737,815	$703,069	$150,431

Net assets
Applicable to accumulation units	$1,737,815	$703,069	$150,431
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,737,815	$703,069	$150,431

Investments in shares of mutual funds, at cost	$1,398,424	$600,315	$174,736

Shares of mutual funds owned	69,319	28,134	8,027

Accumulation units outstanding	148,293	61,321	12,779
Annuitized units outstanding	—	—	—
Total units outstanding	148,293	61,321	12,779

Statements of Operations
Year ended December 31, 2017
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)

Net investment income (loss)
Investment income:
Dividends	$15,379	$4,925	$1,377

Expenses:
Mortality and expense risks	19,463	4,956	518
Administrative charges	1,832	719	79
Separate account rider charges	1,087	—	—
Net investment income (loss)	(7,003)	(750)	780

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	30,404	721	(596)
Capital gains distributions	—	—	32,909
Total realized gains (losses) on investments	30,404	721	32,313

Change in net unrealized appreciation or depreciation of investments	343,973	109,294	(23,241)

Net gains (losses) on investments	367,374	109,265	9,852

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$367,374	$109,265	$9,852

(1) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017. See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division

$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413
1,268,238	754,891	266,497	747,110	806,274	111,229	773,413
—	—	—	—	—	—	—
$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413

$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413
—	—	—	—	—	—	—
$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413

$1,148,069	$718,390	$244,445	$757,816	$668,355	$106,083	$745,981

85,461	68,008	24,030	74,562	68,853	1,214	9,091

118,850	70,134	24,535	74,329	72,368	9,758	66,059
—	—	—	—	—	—	—
118,850	70,134	24,535	74,329	72,368	9,758	66,059

Statements of Operations (continued)
Year ended December 31, 2017
BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division

$15,566	$18,545	$4,422	$13,507	$12,116	$764	$4,992

14,245	8,486	2,134	7,527	8,374	373	4,051
1,655	1,002	284	877	956	55	630
292	77	349	41	755	—	—
(626)	8,980	1,655	5,062	2,031	336	311

1,324	6,378	143	3,758	5,634	(6)	4,747
14,567	—	—	—	—	—	23,632
15,891	6,378	143	3,758	5,634	(6)	28,379

114,634	55,401	20,972	4,631	112,902	6,090	29,385

129,899	70,759	22,770	13,451	120,567	6,420	58,075

—	—	—	—	—	—	—

$129,899	$70,759	$22,770	$13,451	$120,567	$6,420	$58,075

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,953,709	$373,254	$208,428
Total assets	1,953,709	373,254	208,428
Total liabilities	—	—	—
Net assets	$1,953,709	$373,254	$208,428

Net assets
Applicable to accumulation units	$1,953,709	$373,254	$208,428
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,953,709	$373,254	$208,428

Investments in shares of mutual funds, at cost	$1,800,423	$339,853	$209,194

Shares of mutual funds owned	16,476	14,954	22,173

Accumulation units outstanding	162,486	31,247	20,887
Annuitized units outstanding	—	—	—
Total units outstanding	162,486	31,247	20,887

Statements of Operations
Year ended December 31, 2017
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$11,686	$—	$3,866

Expenses:
Mortality and expense risks	12,690	1,778	2,223
Administrative charges	1,882	281	202
Separate account rider charges	—	—	50
Net investment income (loss)	(2,886)	(2,059)	1,391

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,179	672	(94)
Capital gains distributions	63,377	7,485	—
Total realized gains (losses) on investments	76,556	8,157	(94)

Change in net unrealized appreciation or depreciation of investments	109,198	33,268	(363)

Net gains (losses) on investments	182,868	39,366	934

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$182,868	$39,366	$934

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534
479,800	131,734,442	592,125	302,233	2,725,902	40,426	1,323,534
—	—	—	—	—	—	—
$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534
—	—	—	—	—	—	—
$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

$427,976	$127,562,355	$590,326	$303,163	$2,406,473	$38,852	$1,168,761

23,788	11,606,558	52,493	30,966	64,109	2,975	59,672

38,451	6,196,041	57,671	30,345	175,863	4,089	102,563
—	—	—	—	—	—	—
38,451	6,196,041	57,671	30,345	175,863	4,089	102,563

Statements of Operations (continued)
Year ended December 31, 2017
Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$1,125	$3,869,457	$11,211	$12,207	$18,160	$864	$14,138

3,539	1,648,140	3,962	8,361	33,769	517	12,186
492	134,598	572	757	3,782	62	1,666
—	25,906	—	101	3,155	—	—
(2,906)	2,060,813	6,677	2,988	(22,546)	285	286

5,201	458,682	70	(2,102)	22,619	(146)	(2,763)
23,043	—	—	—	96,759	—	50,578
28,244	458,682	70	(2,102)	119,378	(146)	47,815

24,143	2,059,673	5,187	5,145	149,982	2,045	151,289

49,481	4,579,168	11,934	6,031	246,814	2,184	199,390

—	—	—	—	—	—	—

$49,481	$4,579,168	$11,934	$6,031	$246,814	$2,184	$199,390

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,241,886	$27,196,938	$1,131,092,101
Total assets	1,241,886	27,196,938	1,131,092,101
Total liabilities	—	—	—
Net assets	$1,241,886	$27,196,938	$1,131,092,101

Net assets
Applicable to accumulation units	$1,241,886	$27,196,938	$1,131,092,101
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,241,886	$27,196,938	$1,131,092,101

Investments in shares of mutual funds, at cost	$1,137,645	$26,372,559	$910,949,062

Shares of mutual funds owned	69,534	1,701,936	70,737,467

Accumulation units outstanding	91,660	2,578,541	69,726,625
Annuitized units outstanding	—	—	—
Total units outstanding	91,660	2,578,541	69,726,625

Statements of Operations
Year ended December 31, 2017
	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$4,524	$441,222	$15,439,899

Expenses:
Mortality and expense risks	15,020	190,422	13,950,630
Administrative charges	1,804	7,287	1,674,271
Separate account rider charges	742	—	527,677
Net investment income (loss)	(13,042)	243,513	(712,679)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,955)	21,926	31,246,610
Capital gains distributions	27,049	379,054	15,560,413
Total realized gains (losses) on investments	20,094	400,980	46,807,023

Change in net unrealized appreciation or depreciation of investments	91,694	824,378	58,826,703

Net gains (losses) on investments	98,746	1,468,871	104,921,047

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$98,746	$1,468,871	$104,921,047

(1) Commenced operations May 26, 2017. (2) Commenced operations April 6, 2017. See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)	Diversified Income Class 2 Division	Diversified International Class 1 Division

$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053
181,076,859	36,539,107	3,946,890,443	354,954,477	171,698,770	268,176,862	131,186,053
—	—	—	—	—	—	—
$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053

$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053
—	—	—	—	—	—	—
$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053

$161,267,454	$35,193,432	$3,059,269,857	$306,771,036	$163,902,210	$247,456,840	$89,657,671

14,781,784	3,380,121	223,366,748	27,905,226	15,651,665	20,440,309	7,712,290

15,118,156	3,404,918	219,749,435	28,510,286	15,734,860	20,773,938	4,720,340
—	—	—	—	—	—	—
15,118,156	3,404,918	219,749,435	28,510,286	15,734,860	20,773,938	4,720,340

Statements of Operations (continued)
Year ended December 31, 2017
Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)	Diversified Income Class 2 Division	Diversified International Class 1 Division

$2,269,253	$—	$51,749,330	$4,216,618	$—	$3,536,155	$2,310,614

2,189,862	155,888	47,352,555	4,222,204	727,620	3,176,375	1,550,437
262,963	18,709	5,682,971	507,260	87,325	381,210	100,563
67,377	—	1,328,276	148,943	—	64,352	11,985
(250,949)	(174,597)	(2,614,472)	(661,789)	(814,945)	(85,782)	647,629

1,798,201	29,841	83,306,315	3,553,312	20,891	5,951,725	6,370,866
1,234,697	—	57,807,464	2,848,091	—	2,303,205	—
3,032,898	29,841	141,113,779	6,401,403	20,891	8,254,930	6,370,866

12,868,839	1,345,675	310,919,366	31,745,758	7,796,559	9,741,974	23,491,720

15,650,788	1,200,919	449,418,673	37,485,372	7,002,505	17,911,122	30,510,215

—	—	—	—	—	—	—

$15,650,788	$1,200,919	$449,418,673	$37,485,372	$7,002,505	$17,911,122	$30,510,215

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$684,199	$161,798	$10,254,227
Total assets	684,199	161,798	10,254,227
Total liabilities	—	—	—
Net assets	$684,199	$161,798	$10,254,227

Net assets
Applicable to accumulation units	$684,199	$161,798	$10,254,227
Applicable to contracts in annuitization period	—	—	—
Total net assets	$684,199	$161,798	$10,254,227

Investments in shares of mutual funds, at cost	$636,083	$139,685	$8,002,634

Shares of mutual funds owned	39,918	7,207	450,735

Accumulation units outstanding	58,133	13,808	305,417
Annuitized units outstanding	—	—	—
Total units outstanding	58,133	13,808	305,417

Statements of Operations
Year ended December 31, 2017
	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$6,846	$932	$—

Expenses:
Mortality and expense risks	3,454	1,313	104,565
Administrative charges	534	185	12,549
Separate account rider charges	—	—	8,612
Net investment income (loss)	2,858	(566)	(125,726)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,560	1,742	220,516
Capital gains distributions	—	1,709	366,577
Total realized gains (losses) on investments	2,560	3,451	587,093

Change in net unrealized appreciation or depreciation of investments	67,665	14,996	2,230,415

Net gains (losses) on investments	73,083	17,881	2,691,782

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$73,083	$17,881	$2,691,782

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class Division

$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003
197,554,008	2,508,014	41,948,958	52,562,659	31,877,671	34,519,483	3,084,003
—	—	—	—	—	—	—
$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003

$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003
—	—	—	—	—	—	—
$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003

$137,302,487	$2,301,860	$30,566,148	$38,621,411	$27,690,507	$34,519,483	$3,084,003

7,574,923	96,947	1,110,642	1,418,695	1,366,967	34,519,483	3,084,003

10,292,165	201,463	1,387,548	1,967,230	1,472,288	7,282,716	310,307
—	—	—	—	—	—	—
10,292,165	201,463	1,387,548	1,967,230	1,472,288	7,282,716	310,307

Statements of Operations (continued)
Year ended December 31, 2017
Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class Division

$4,298,271	$38,742	$365,984	$389,482	$466,785	$252,812	$12,649

2,422,153	19,020	509,525	625,715	390,112	447,781	36,849
243,379	2,593	20,383	75,494	26,526	34,709	4,850
19,053	—	(2)	15,477	5,898	8,125	—
1,613,686	17,129	(163,922)	(327,204)	44,249	(237,803)	(29,050)

13,317,605	8,606	1,659,211	3,518,989	191,456	—	—
9,238,821	92,790	2,201,370	2,736,289	667,536	—	—
22,556,426	101,396	3,860,581	6,255,278	858,992	—	—

10,408,628	201,731	3,803,807	3,172,919	2,418,651	(54)	—

34,578,740	320,256	7,500,466	9,100,993	3,321,892	(237,857)	(29,050)

—	—	—	—	—	—	—

$34,578,740	$320,256	$7,500,466	$9,100,993	$3,321,892	$(237,857)	$(29,050)

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,958,345	$11,548,238	$673,714
Total assets	14,958,345	11,548,238	673,714
Total liabilities	—	—	—
Net assets	$14,958,345	$11,548,238	$673,714

Net assets
Applicable to accumulation units	$14,958,345	$11,548,238	$673,714
Applicable to contracts in annuitization period	—	—	—
Total net assets	$14,958,345	$11,548,238	$673,714

Investments in shares of mutual funds, at cost	$9,372,575	$8,713,775	$534,171

Shares of mutual funds owned	202,798	158,499	17,454

Accumulation units outstanding	729,602	421,449	48,779
Annuitized units outstanding	—	—	—
Total units outstanding	729,602	421,449	48,779

Statements of Operations
Year ended December 31, 2017
	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$17,316	$8,456	$3,842

Expenses:
Mortality and expense risks	172,224	132,411	5,801
Administrative charges	6,890	15,891	—
Separate account rider charges	—	5,572	—
Net investment income (loss)	(161,798)	(145,418)	(1,959)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	598,182	570,653	(256)
Capital gains distributions	990,843	740,153	27,352
Total realized gains (losses) on investments	1,589,025	1,310,806	27,096

Change in net unrealized appreciation or depreciation of investments	2,440,232	1,755,162	85,105

Net gains (losses) on investments	3,867,459	2,920,550	110,242

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$3,867,459	$2,920,550	$110,242

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division

$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164
25,997,638	28,448,188	715,228	1,338,635	4,897,184	13,513,944	558,164
—	—	—	—	—	—	—
$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164

$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164
—	—	—	—	—	—	—
$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164

$22,534,230	$20,561,741	$694,654	$1,207,767	$4,667,734	$13,165,512	$529,345

687,950	1,255,436	43,295	46,904	247,333	798,697	32,930

914,492	1,486,678	65,745	104,353	205,511	508,991	50,201
—	—	—	—	—	—	—
914,492	1,486,678	65,745	104,353	205,511	508,991	50,201

Statements of Operations (continued)
Year ended December 31, 2017
Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division

$117,185	$322,984	$19,757	$14,295	$25,430	$96,896	$2,635

290,651	350,936	7,505	10,886	60,726	169,512	5,758
35,229	41,979	919	1,498	6,989	20,186	750
13,781	4,736	141	—	4,231	3,895	—
(222,476)	(74,667)	11,192	1,911	(46,516)	(96,697)	(3,873)

147,581	2,035,498	556	(8,516)	(233,820)	776,259	(5,378)
1,060,020	25,135	—	34,730	347,804	727,661	29,843
1,207,601	2,060,633	556	26,214	113,984	1,503,920	24,465

3,105,502	4,987,065	43,611	148,110	348,953	(171,231)	25,721

4,090,627	6,973,031	55,359	176,235	416,421	1,235,992	46,313

—	—	—	—	—	—	—

$4,090,627	$6,973,031	$55,359	$176,235	$416,421	$1,235,992	$46,313

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,541	$6,851,961	$186,761
Total assets	1,541	6,851,961	186,761
Total liabilities	—	—	—
Net assets	$1,541	$6,851,961	$186,761

Net assets
Applicable to accumulation units	$1,541	$6,851,961	$186,761
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,541	$6,851,961	$186,761

Investments in shares of mutual funds, at cost	$1,541	$6,670,318	$180,151

Shares of mutual funds owned	164	501,608	13,783

Accumulation units outstanding	151	290,596	15,001
Annuitized units outstanding	—	—	—
Total units outstanding	151	290,596	15,001

Statements of Operations
Year ended December 31, 2017
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$34	$36,151	$548

Expenses:
Mortality and expense risks	10	84,114	1,374
Administrative charges	2	9,931	203
Separate account rider charges	—	2,037	—
Net investment income (loss)	22	(59,931)	(1,029)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	156,239	2,584
Capital gains distributions	—	740,259	20,448
Total realized gains (losses) on investments	—	896,498	23,032

Change in net unrealized appreciation or depreciation of investments	(1)	(199,509)	(4,729)

Net gains (losses) on investments	21	637,058	17,274

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$21	$637,058	$17,274

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683
98,247,927	1,414,468	1,825,320	117,902	140,929	536,633	5,091,683
—	—	—	—	—	—	—
$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683
—	—	—	—	—	—	—
$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

$105,444,916	$1,485,626	$1,810,757	$121,650	$122,507	$519,443	$5,134,565

10,066,386	145,074	69,510	6,911	8,012	21,612	490,056

9,071,404	140,016	172,153	13,172	12,257	53,292	486,095
—	—	—	—	—	—	—
9,071,404	140,016	172,153	13,172	12,257	53,292	486,095

Statements of Operations (continued)
Year ended December 31, 2017
Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$4,095,919	$54,538	$55,649	$1,947	$464	$—	$211,350

1,260,438	13,853	23,089	1,464	1,493	5,831	59,356
93,073	2,019	2,502	182	169	689	6,192
25,022	—	186	55	21	107	3,647
2,717,386	38,666	29,872	246	(1,219)	(6,627)	142,155

(1,074,041)	(20,989)	4,226	(12,371)	1,033	(54)	11,340
—	—	—	—	—	—	—
(1,074,041)	(20,989)	4,226	(12,371)	1,033	(54)	11,340

(1,046,629)	(14,676)	4,375	20,325	16,581	17,859	12,096

596,716	3,001	38,473	8,200	16,395	11,178	165,591

—	—	—	—	—	—	—

$596,716	$3,001	$38,473	$8,200	$16,395	$11,178	$165,591

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$860,005	$59,752,743	$934,742
Total assets	860,005	59,752,743	934,742
Total liabilities	—	—	—
Net assets	$860,005	$59,752,743	$934,742

Net assets
Applicable to accumulation units	$860,005	$59,752,743	$934,742
Applicable to contracts in annuitization period	—	—	—
Total net assets	$860,005	$59,752,743	$934,742

Investments in shares of mutual funds, at cost	$869,636	$46,471,535	$835,133

Shares of mutual funds owned	83,092	3,080,038	48,457

Accumulation units outstanding	83,350	1,609,230	76,912
Annuitized units outstanding	—	—	—
Total units outstanding	83,350	1,609,230	76,912

Statements of Operations
Year ended December 31, 2017
	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$31,350	$703,999	$5,917

Expenses:
Mortality and expense risks	6,787	695,546	3,759
Administrative charges	921	60,755	562
Separate account rider charges	—	8,988	—
Net investment income (loss)	23,642	(61,290)	1,596

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,434)	2,120,938	7,837
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(7,434)	2,120,938	7,837

Change in net unrealized appreciation or depreciation of investments	3,443	16,092,740	97,757

Net gains (losses) on investments	19,651	18,152,388	107,190

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$19,651	$18,152,388	$107,190

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division

$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216
4,467,834	266,272	16,763,993	7,457,788	1,027,913	9,527,606	665,216
—	—	—	—	—	—	—
$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216

$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216
—	—	—	—	—	—	—
$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216

$3,172,901	$274,684	$13,199,888	$8,201,477	$1,074,004	$8,064,779	$602,681

70,952	23,838	456,536	282,065	40,709	238,847	16,914

236,926	23,755	944,141	353,325	98,278	751,868	60,189
—	—	—	—	—	—	—
236,926	23,755	944,141	353,325	98,278	751,868	60,189

Statements of Operations (continued)
Year ended December 31, 2017
Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division

$3,481	$9,451	$170,900	$27,971	$842	$138,102	$7,554

54,092	2,670	208,984	95,661	10,391	122,417	5,719
2,164	343	8,360	4,317	1,356	14,692	816
18	—	—	273	—	4,588	—
(52,793)	6,438	(46,444)	(72,280)	(10,905)	(3,595)	1,019

250,639	(1,919)	704,999	333,612	(22,985)	625,792	2,425
339,513	13,557	856,036	388,525	52,246	—	—
590,152	11,638	1,561,035	722,137	29,261	625,792	2,425

429,012	1,436	345,440	365,545	89,315	1,265,162	96,580

966,371	19,512	1,860,031	1,015,402	107,671	1,887,359	100,024

—	—	—	—	—	—	—

$966,371	$19,512	$1,860,031	$1,015,402	$107,671	$1,887,359	$100,024

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,208,884	$7,854,544	$3,692,255
Total assets	1,208,884	7,854,544	3,692,255
Total liabilities	—	—	—
Net assets	$1,208,884	$7,854,544	$3,692,255

Net assets
Applicable to accumulation units	$1,208,884	$7,854,544	$3,692,255
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,208,884	$7,854,544	$3,692,255

Investments in shares of mutual funds, at cost	$1,162,422	$7,747,556	$3,160,029

Shares of mutual funds owned	215,104	392,335	160,742

Accumulation units outstanding	71,211	296,986	291,941
Annuitized units outstanding	—	—	—
Total units outstanding	71,211	296,986	291,941

Statements of Operations
Year ended December 31, 2017
	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$—

Expenses:
Mortality and expense risks	14,762	96,629	41,769
Administrative charges	591	9,605	1,671
Separate account rider charges	—	4,255	—
Net investment income (loss)	(15,353)	(110,489)	(43,440)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	108,522	199,532	133,511
Capital gains distributions	74,082	344,351	184,634
Total realized gains (losses) on investments	182,604	543,883	318,145

Change in net unrealized appreciation or depreciation of investments	54,010	478,000	625,794

Net gains (losses) on investments	221,261	911,394	900,499

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$221,261	$911,394	$900,499

(1) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(2) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division

$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461
4,384,879	9,775,296	2,164,643	48,371,065	681,512	112,163,935	702,461
—	—	—	—	—	—	—
$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461

$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461
—	—	—	—	—	—	—
$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461

$4,140,328	$6,533,455	$2,204,306	$25,789,989	$574,892	$86,317,598	$642,335

578,480	146,622	170,043	1,475,178	20,886	3,597,304	22,667

246,699	464,675	213,485	2,337,559	54,038	1,778,000	56,511
—	—	—	—	—	—	—
246,699	464,675	213,485	2,337,559	54,038	1,778,000	56,511

Statements of Operations (continued)
Year ended December 31, 2017
Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division

$16,993	$48,486	$53,154	$167,707	$722	$33,000	$—

54,378	115,381	23,832	525,383	4,559	1,296,951	3,727
6,526	4,616	2,828	31,701	646	71,241	539
2,475	6	48	6,852	—	7,829	—
(46,386)	(71,517)	26,446	(396,229)	(4,483)	(1,343,021)	(4,266)

82,415	981,519	(9,552)	2,946,872	9,579	4,801,560	1,759
—	563,913	—	—	—	5,305,911	24,470
82,415	1,545,432	(9,552)	2,946,872	9,579	10,107,471	26,229

605,470	615,286	21,710	10,242,408	111,167	20,061,177	65,761

641,499	2,089,201	38,604	12,793,051	116,263	28,825,627	87,724

—	—	—	—	—	—	—

$641,499	$2,089,201	$38,604	$12,793,051	$116,263	$28,825,627	$87,724

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$104,390,822	$3,235,043	$76,973,329
Total assets	104,390,822	3,235,043	76,973,329
Total liabilities	—	—	—
Net assets	$104,390,822	$3,235,043	$76,973,329

Net assets
Applicable to accumulation units	$104,390,822	$3,235,043	$76,875,864
Applicable to contracts in annuitization period	—	—	97,465
Total net assets	$104,390,822	$3,235,043	$76,973,329

Investments in shares of mutual funds, at cost	$64,338,429	$2,961,071	$68,867,026

Shares of mutual funds owned	5,780,222	180,225	2,374,254

Accumulation units outstanding	5,160,386	274,877	2,530,572
Annuitized units outstanding	—	—	6,886
Total units outstanding	5,160,386	274,877	2,537,458

Statements of Operations
Year ended December 31, 2017
	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,631,668	$40,061	$1,488,209

Expenses:
Mortality and expense risks	1,187,321	19,352	862,145
Administrative charges	90,493	2,828	46,668
Separate account rider charges	20,793	—	9,359
Net investment income (loss)	333,061	17,881	570,037

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,157,259	20,268	879,885
Capital gains distributions	2,019,561	50,796	4,031,109
Total realized gains (losses) on investments	8,176,820	71,064	4,910,994

Change in net unrealized appreciation or depreciation of investments	9,376,808	252,908	5,157,100

Net gains (losses) on investments	17,886,689	341,853	10,638,131

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$17,886,689	$341,853	$10,638,131

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

LargeCap Value Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division

$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837
324,574	6,697,734	1,497,048	13,276,004	6,238,908	351,847,210	160,837
—	—	—	—	—	—	—
$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837

$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837
—	—	—	—	—	—	—
$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837

$308,765	$5,853,206	$1,256,170	$13,946,921	$5,576,796	$276,096,171	$146,517

10,071	240,926	80,617	458,109	303,596	5,921,360	14,309

28,467	547,791	110,466	643,164	226,354	3,870,544	14,005
—	—	—	—	—	—	—
28,467	547,791	110,466	643,164	226,354	3,870,544	14,005

Statements of Operations (continued)
Year ended December 31, 2017
LargeCap Value Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division

$3,242	$79,495	$—	$536,599	$102,496	$1,850,616	$2,685

1,373	64,275	14,627	159,907	74,789	4,148,439	1,968
201	7,277	1,588	19,323	8,976	278,185	165
—	510	811	5,859	3,649	31,101	22
1,668	7,433	(17,026)	351,510	15,082	(2,607,109)	530

(121)	216,082	(8,641)	(113,320)	132,220	22,219,309	1,231
9,709	5,796	24,990	—	237,410	22,421,143	386
9,588	221,878	16,349	(113,320)	369,630	44,640,452	1,617

14,505	865,803	263,843	1,283,547	489,048	30,724,255	13,675

25,761	1,095,114	263,166	1,521,737	873,760	72,757,598	15,822

—	—	—	—	—	—	—

$25,761	$1,095,114	$263,166	$1,521,737	$873,760	$72,757,598	$15,822

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Multi-Asset Income Class 2 Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$13,811	$4,561,930	$2,598,506
Total assets	13,811	4,561,930	2,598,506
Total liabilities	—	—	—
Net assets	$13,811	$4,561,930	$2,598,506

Net assets
Applicable to accumulation units	$13,811	$4,561,930	$2,598,506
Applicable to contracts in annuitization period	—	—	—
Total net assets	$13,811	$4,561,930	$2,598,506

Investments in shares of mutual funds, at cost	$13,762	$3,679,240	$2,250,564

Shares of mutual funds owned	1,235	273,006	100,834

Accumulation units outstanding	1,293	196,340	215,400
Annuitized units outstanding	—	—	—
Total units understanding	1,293	196,340	215,400

Statements of Operations
Year ended December 31, 2017
	Multi-Asset Income Class 2 Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$—	$26,214	$—

Expenses:
Mortality and expense risks	1	58,129	30,945
Administrative charges	—	6,976	3,738
Separate account rider charges	—	1,843	579
Net investment income (loss)	(1)	(40,734)	(35,262)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	305,560	33,866
Capital gains distributions	—	122,665	50,402
Total realized gains (losses) on investments	—	428,225	84,268

Change in net unrealized appreciation or depreciation of investments	49	124,352	461,386

Net gains (losses) on investments	48	511,843	510,392

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$48	$511,843	$510,392

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470
4,355,135	602,127	3,688,301	97,812	10,627	21,731,394	392,470
—	—	—	—	—	—	—
$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470
—	—	—	—	—	—	—
$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

$3,152,137	$549,551	$3,630,901	$92,087	$11,469	$21,645,186	$393,164

170,056	23,687	339,936	8,916	1,493	2,761,295	38,327

166,723	39,127	230,205	9,031	1,291	1,440,602	39,617
—	—	—	—	—	—	—
166,723	39,127	230,205	9,031	1,291	1,440,602	39,617

Statements of Operations (continued)
Year ended December 31, 2017
Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$21,713	$3,730	$170,545	$3,497	$1,152	$1,087,442	$3,984

54,503	7,238	46,655	804	119	276,227	3,852
6,541	289	5,599	100	16	33,440	474
1,777	—	1,784	—	—	10,728	—
(41,108)	(3,797)	116,507	2,593	1,017	767,047	(342)

346,496	1,158	(72,746)	280	(140)	(83,616)	(758)
156,273	31,105	—	—	—	—	—
502,769	32,263	(72,746)	280	(140)	(83,616)	(758)

224,431	39,996	382,628	4,509	(865)	422,031	374

686,092	68,462	426,389	7,382	12	1,105,462	(726)

—	—	—	—	—	—	—

$686,092	$68,462	$426,389	$7,382	$12	$1,105,462	$(726)

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$26,016,136	$112,554,315	$999,171
Total assets	26,016,136	112,554,315	999,171
Total liabilities	—	—	—
Net assets	$26,016,136	$112,554,315	$999,171

Net assets
Applicable to accumulation units	$26,016,136	$112,554,315	$999,171
Applicable to contracts in annuitization period	—	—	—
Total net assets	$26,016,136	$112,554,315	$999,171

Investments in shares of mutual funds, at cost	$26,841,248	$90,343,057	$865,127

Shares of mutual funds owned	2,378,075	3,943,739	35,356

Accumulation units outstanding	2,026,645	6,546,378	82,258
Annuitized units outstanding	—	—	—
Total units outstanding	2,026,645	6,546,378	82,258

Statements of Operations
Year ended December 31, 2017
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$525,355	$1,383,064	$8,375

Expenses:
Mortality and expense risks	322,574	1,380,124	6,626
Administrative charges	38,918	131,474	984
Separate account rider charges	9,862	23,884	—
Net investment income (loss)	154,001	(152,418)	765

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(297,195)	2,313,452	16,032
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(297,195)	2,313,452	16,032

Change in net unrealized appreciation or depreciation of investments	1,015,550	17,218,286	100,831

Net gains (losses) on investments	872,356	19,379,320	117,628

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$872,356	$19,379,320	$117,628

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856
24,297,433	104,894,330	673,408	68,464,637	851,753	15,164,087	376,856
—	—	—	—	—	—	—
$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856

$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856
—	—	—	—	—	—	—
$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856

$20,267,628	$82,092,743	$658,139	$59,142,797	$804,594	$12,390,498	$338,601

1,811,889	7,434,042	47,998	5,198,530	65,119	949,536	23,732

1,437,024	5,445,240	61,414	3,430,414	75,718	718,088	33,038
—	—	—	—	—	—	—
1,437,024	5,445,240	61,414	3,430,414	75,718	718,088	33,038

Statements of Operations (continued)
Year ended December 31, 2017
Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

$560,874	$2,055,077	$5,116	$1,037,399	$8,485	$192,022	$4,193

319,104	1,312,555	1,770	824,766	4,164	178,928	2,735
35,659	148,588	294	94,799	627	20,470	388
4,791	18,182	—	29,287	—	3,757	—
201,320	575,752	3,052	88,547	3,694	(11,133)	1,070

1,970,654	3,468,419	75	1,837,966	2,255	424,087	3,573
362,452	1,192,340	3,005	780,658	6,490	112,597	2,527
2,333,106	4,660,759	3,080	2,618,624	8,745	536,684	6,100

(94,688)	8,148,882	16,952	7,533,535	46,998	1,979,817	36,412

2,439,738	13,385,393	23,084	10,240,706	59,437	2,505,368	43,582

—	—	—	—	—	—	—

$2,439,738	$13,385,393	$23,084	$10,240,706	$59,437	$2,505,368	$43,582

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$11,286,978	$777,623	$15,183,765
Total assets	11,286,978	777,623	15,183,765
Total liabilities	—	—	—
Net assets	$11,286,978	$777,623	$15,183,765

Net assets
Applicable to accumulation units	$11,286,978	$777,623	$15,183,765
Applicable to contracts in annuitization period	—	—	—
Total net assets	$11,286,978	$777,623	$15,183,765

Investments in shares of mutual funds, at cost	$9,399,635	$718,812	$13,782,522

Shares of mutual funds owned	722,598	50,072	1,253,820

Accumulation units outstanding	523,453	67,659	1,003,794
Annuitized units outstanding	—	—	—
Total units outstanding	523,453	67,659	1,003,794

Statements of Operations
Year ended December 31, 2017
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$131,866	$7,466	$354,735

Expenses:
Mortality and expense risks	127,762	3,300	190,816
Administrative charges	14,789	555	20,250
Separate account rider charges	2,567	—	4,231
Net investment income (loss)	(13,252)	3,611	139,438

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	169,107	(603)	475,645
Capital gains distributions	83,640	4,805	—
Total realized gains (losses) on investments	252,747	4,202	475,645

Change in net unrealized appreciation or depreciation of investments	1,665,168	61,882	461,286

Net gains (losses) on investments	1,904,663	69,695	1,076,369

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,904,663	$69,695	$1,076,369

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273
75,317,625	2,536,776	439,801	271,312	1,358,604	536,023,423	9,147,273
—	—	—	—	—	—	—
$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273

$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273
—	—	—	—	—	—	—
$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273

$63,808,793	$2,634,905	$361,314	$250,058	$1,242,045	$516,420,535	$8,756,060

3,652,649	122,550	5,412	3,103	35,106	33,733,380	581,888

1,312,132	205,549	37,119	43,538	102,503	32,924,600	806,612
—	—	—	—	—	—	—
1,312,132	205,549	37,119	43,538	102,503	32,924,600	806,612

Statements of Operations (continued)
Year ended December 31, 2017
Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

$1,320,719	$31,306	$2,704	$—	$—	$11,363,454	$121,075

942,742	25,672	4,598	3,371	9,505	6,708,088	61,422
75,832	3,489	584	412	1,299	747,771	8,674
27,863	—	—	428	—	166,679	—
274,282	2,145	(2,478)	(4,211)	(10,804)	3,740,916	50,979

3,588,817	(122,070)	3,781	(3,731)	46	9,489,859	(21,618)
7,227,984	204,799	1,312	—	65,390	12,508,582	149,148
10,816,801	82,729	5,093	(3,731)	65,436	21,998,441	127,530

(5,487,924)	62,286	69,026	12,981	146,284	43,013,767	538,177

5,603,159	147,160	71,641	5,039	200,916	68,753,124	716,686

—	—	—	—	—	—	—

$5,603,159	$147,160	$71,641	$5,039	$200,916	$68,753,124	$716,686

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$128,349,159	$5,203,713	$106,720,296
Total assets	128,349,159	5,203,713	106,720,296
Total liabilities	—	—	—
Net assets	$128,349,159	$5,203,713	$106,720,296

Net assets
Applicable to accumulation units	$128,349,159	$5,203,713	$106,720,296
Applicable to contracts in annuitization period	—	—	—
Total net assets	$128,349,159	$5,203,713	$106,720,296

Investments in shares of mutual funds, at cost	$127,083,747	$5,114,953	$96,500,910

Shares of mutual funds owned	10,409,502	426,884	5,373,630

Accumulation units outstanding	8,224,588	473,237	6,429,683
Annuitized units outstanding	—	—	—
Total units outstanding	8,224,588	473,237	6,429,683

Statements of Operations
Year ended December 31, 2017
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$3,597,840	$109,007	$1,595,883

Expenses:
Mortality and expense risks	1,659,168	38,561	1,285,583
Administrative charges	184,392	5,518	139,939
Separate account rider charges	46,734	—	67,157
Net investment income (loss)	1,707,546	64,928	103,204

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,934,300	(61,401)	2,752,832
Capital gains distributions	1,366,375	45,140	2,237,565
Total realized gains (losses) on investments	3,300,675	(16,261)	4,990,397

Change in net unrealized appreciation or depreciation of investments	7,632,647	290,776	12,066,901

Net gains (losses) on investments	12,640,868	339,443	17,160,502

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$12,640,868	$339,443	$17,160,502

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694
8,478,538	159,705,243	8,096,190	66,383,041	5,077,915	87,366,110	1,472,694
—	—	—	—	—	—	—
$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694

$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694
—	—	—	—	—	—	—
$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694

$7,945,742	$160,379,233	$7,972,692	$61,104,170	$4,582,594	$88,561,740	$1,481,598

432,578	12,332,451	631,036	3,056,309	236,622	34,261,219	582,092

706,799	10,450,361	757,396	3,987,863	424,510	7,454,342	146,686
—	—	—	—	—	—	—
706,799	10,450,361	757,396	3,987,863	424,510	7,454,342	146,686

Statements of Operations (continued)
Year ended December 31, 2017
SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

$102,745	$5,334,926	$194,188	$917,022	$49,216	$1,790,642	$25,042

71,662	2,011,681	57,620	804,917	38,516	1,160,626	21,957
10,472	210,287	8,024	88,002	5,420	121,297	2,872
—	78,667	—	64,742	—	10,643	—
20,611	3,034,291	128,544	(40,639)	5,280	498,076	213

(45,926)	1,302,349	(79,405)	2,373,123	(32,353)	102,246	9,738
167,569	1,153,300	45,269	1,767,486	110,880	—	—
121,643	2,455,649	(34,136)	4,140,609	78,527	102,246	9,738

1,015,640	5,304,303	252,324	7,946,279	589,608	354,440	(1,086)

1,157,894	10,794,243	346,732	12,046,249	673,415	954,762	8,865

—	—	—	—	—	—	—

$1,157,894	$10,794,243	$346,732	$12,046,249	$673,415	$954,762	$8,865

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$112,085,132	$1,013,662	$21,628,237
Total assets	112,085,132	1,013,662	21,628,237
Total liabilities	—	—	—
Net assets	$112,085,132	$1,013,662	$21,628,237

Net assets
Applicable to accumulation units	$112,085,132	$1,013,662	$21,628,237
Applicable to contracts in annuitization period	—	—	—
Total net assets	$112,085,132	$1,013,662	$21,628,237

Investments in shares of mutual funds, at cost	$96,379,630	$846,394	$13,853,531

Shares of mutual funds owned	6,554,686	59,452	716,810

Accumulation units outstanding	4,394,324	87,512	685,255
Annuitized units outstanding	—	—	—
Total units outstanding	4,394,324	87,512	685,255

Statements of Operations
Year ended December 31, 2017
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$408,474	$1,265	$—

Expenses:
Mortality and expense risks	1,355,629	8,821	244,690
Administrative charges	98,593	1,271	29,366
Separate account rider charges	16,711	—	12,622
Net investment income (loss)	(1,062,459)	(8,827)	(286,678)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,737,378	6,025	1,158,601
Capital gains distributions	—	—	255,632
Total realized gains (losses) on investments	4,737,378	6,025	1,414,233

Change in net unrealized appreciation or depreciation of investments	8,206,537	101,266	4,462,163

Net gains (losses) on investments	11,881,456	98,464	5,589,718

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$11,881,456	$98,464	$5,589,718

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935
28,306,947	2,026,380	890,640	5,999	5,837,935
—	—	—	—	—
$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935

$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935
—	—	—	—	—
$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935

$25,001,034	$2,019,150	$653,656	$5,971	$5,851,588

694,990	120,117	55,769	555	255,266

524,086	212,678	35,574	596	550,175
—	—	—	—	—
524,086	212,678	35,574	596	550,175

Statements of Operations (continued)
Year ended December 31, 2017
T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$—	$—	$14,255	$—	$—

342,013	18,215	7,472	25	77,777
41,046	2,206	—	4	8,087
15,037	43	—	—	3,808
(398,096)	(20,464)	6,783	(29)	(89,672)

1,772,851	(8,829)	17,515	—	(676,405)
1,174,215	5,088	—	—	—
2,947,066	(3,741)	17,515	—	(676,405)

3,529,025	16,653	117,643	28	441,557

6,077,995	(7,552)	141,941	(1)	(324,520)

—	—	—	—	—

$6,077,995	$(7,552)	$141,941	$(1)	$(324,520)

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division

Net assets as of January 1, 2016	$4,350,241	$2,766,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58,489)	(28,267)
Total realized gains (losses) on investments	1,007,956	(10,973)
Change in net unrealized appreciation or depreciation of investments	(765,636)	713,889
Net gains (losses) on investments	183,831	674,649
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	183,831	674,649
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	456,512	1,321,497
Administration charges	(202)	(90)
Contingent sales charges	(3,168)	(1,257)
Contract terminations	(276,822)	(151,575)
Death benefit payments	—	(18,527)
Flexible withdrawal option payments	(27,076)	(21,699)
Transfers to other contracts	(600,990)	(514,041)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(451,746)	614,308
Total increase (decrease)	(267,915)	1,288,957
Net assets as of December 31, 2016	4,082,326	4,054,972

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,380)	(48,832)
Total realized gains (losses) on investments	(241,926)	166,209
Change in net unrealized appreciation or depreciation of investments	1,518,899	417,321
Net gains (losses) on investments	1,213,593	534,698
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,213,593	534,698
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	246,404	1,848,500
Administration charges	(294)	(60)
Contingent sales charges	(3,222)	(1,268)
Contract terminations	(407,756)	(205,706)
Death benefit payments	(14,261)	—
Flexible withdrawal option payments	(21,246)	(31,718)
Transfers to other contracts	(320,363)	(1,015,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(520,738)	593,902
Total increase (decrease)	692,855	1,128,600
Net assets as of December 31, 2017	$4,775,181	$5,183,572

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

$23,675	$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032

(148)	(35,413)	130,496	214,991	8,544	(30,679)
(130)	229,404	795,303	(582,987)	506,758	553,716
2,128	(141,129)	335,552	1,894,152	884,995	(439,133)
1,850	52,862	1,261,351	1,526,156	1,400,297	83,904
—	—	—	—	—	—
1,850	52,862	1,261,351	1,526,156	1,400,297	83,904

5,989	478,898	251,043	4,971,089	3,777,153	200,408
(41)	(1,105)	(1,378)	(193,737)	(1,028)	(503)
(1)	(2,289)	(1,441)	(48,743)	(6,436)	(370)
(699)	(199,972)	(1,324,781)	(4,259,005)	(779,432)	(353,904)
—	(10,938)	(15,332)	(392,831)	—	(6,421)
—	(22,920)	(130,184)	(1,768,814)	(42,845)	(53,493)
(721)	(433,798)	(728,927)	(5,929,210)	(1,236,011)	(415,786)
—	—	—	—	—	—
4,527	(192,124)	(1,951,000)	(7,621,251)	1,711,401	(630,069)
6,377	(139,262)	(689,649)	(6,095,095)	3,111,698	(546,165)
30,052	2,356,936	10,858,788	45,284,552	9,556,157	3,071,867

984	(32,924)	125,464	511,203	(6,010)	(32,500)
1,679	300,486	1,072,594	(1,255,874)	471,658	412,426
4,530	150,004	692,572	1,713,525	456,913	535,692
7,193	417,566	1,890,630	968,854	922,561	915,618
—	—	—	—	—	—
7,193	417,566	1,890,630	968,854	922,561	915,618

91,537	343,798	314,558	6,088,241	1,561,979	250,499
(92)	(1,315)	(889)	(216,539)	(721)	(597)
(24)	(3,159)	(1,038)	(38,823)	(3,711)	(189)
(13,043)	(399,800)	(1,255,954)	(4,913,672)	(561,584)	(240,376)
—	—	(125,699)	(479,374)	—	(30,123)
—	(31,589)	(132,190)	(1,588,061)	(73,603)	(67,690)
(2,101)	(343,200)	(503,722)	(2,566,353)	(1,413,429)	(117,296)
—	—	—	—	—	—
76,277	(435,265)	(1,704,934)	(3,714,581)	(491,069)	(205,772)
83,470	(17,699)	185,696	(2,745,727)	431,492	709,846
$113,522	$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	American Century VP Ultra Class II Division	American Century VP Value Class II Division

Net assets as of January 1, 2016	$36,158,449	$15,477,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,017)	43,533
Total realized gains (losses) on investments	5,713,600	504,309
Change in net unrealized appreciation or depreciation of investments	(4,352,512)	2,137,950
Net gains (losses) on investments	945,071	2,685,792
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	945,071	2,685,792
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,290,609	691,659
Administration charges	(143,589)	(2,518)
Contingent sales charges	(29,028)	(1,596)
Contract terminations	(2,536,334)	(1,434,319)
Death benefit payments	(358,885)	(36,094)
Flexible withdrawal option payments	(1,351,736)	(176,405)
Transfers to other contracts	(4,860,363)	(892,147)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,989,326)	(1,851,420)
Total increase (decrease)	(4,044,255)	834,372
Net assets as of December 31, 2016	32,114,194	16,312,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(386,657)	31,770
Total realized gains (losses) on investments	6,440,918	608,499
Change in net unrealized appreciation or depreciation of investments	2,686,989	456,883
Net gains (losses) on investments	8,741,250	1,097,152
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,741,250	1,097,152
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,193,232	863,375
Administration charges	(161,048)	(3,275)
Contingent sales charges	(23,672)	(1,333)
Contract terminations	(2,995,634)	(1,411,928)
Death benefit payments	(271,480)	(54,636)
Flexible withdrawal option payments	(1,247,363)	(151,196)
Transfers to other contracts	(4,196,951)	(643,569)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(7,702,916)	(1,402,562)
Total increase (decrease)	1,038,334	(305,410)
Net assets as of December 31, 2017	$33,152,528	$16,006,654

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

American Funds Insurance Series Asset Allocation Fund Class 2 Division (1)	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division (1)	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

$—	$806,434	$—	$900,392	$843,960	$132,990

7,279	(9)	17,366	6,193	(9,745)	(4,162)
310	28,164	1,225	10,743	95,669	34,475
3,884	21,027	44,420	167,824	(78,348)	10,162
11,473	49,182	63,011	184,760	7,576	40,475
—	—	—	—	—	—
11,473	49,182	63,011	184,760	7,576	40,475

872,381	180,518	1,677,715	749,169	317,461	407,165
(17)	(720)	—	(875)	—	(241)
(10)	(761)	(133)	(512)	(348)	(123)
(856)	(405,874)	(13,059)	(272,997)	(82,254)	(65,860)
—	—	—	—	(391)	—
(885)	—	(3,616)	(6,368)	(4,369)	(631)
(3,709)	(31,001)	(28,395)	(492,171)	(105,683)	(367,150)
—	—	—	—	—	—
866,904	(257,838)	1,632,512	(23,754)	124,416	(26,840)
878,377	(208,656)	1,695,523	161,006	131,992	13,635
878,377	597,778	1,695,523	1,061,398	975,952	146,625

3,628	7,533	14,980	15,743	(10,424)	(1,651)
68,281	45,516	140,615	62,348	(37,996)	(1,596)
110,198	81,957	204,905	144,607	276,676	44,415
182,107	135,006	360,500	222,698	228,256	41,168
—	—	—	—	—	—
182,107	135,006	360,500	222,698	228,256	41,168

897,335	1,482,971	1,784,774	904,784	188,256	223,200
(194)	(1,402)	(16)	(1,726)	—	(379)
(58)	(75)	(713)	(143)	(219)	(41)
(9,068)	(40,300)	(244,151)	(76,443)	(39,409)	(21,805)
—	—	(581)	(3,171)	—	(963)
(7,064)	(4,642)	(13,620)	(10,375)	(4,979)	(819)
(114,773)	(317,802)	(564,787)	(20,879)	(137,217)	(13,207)
—	—	—	—	—	—
766,178	1,118,750	960,906	792,047	6,432	185,986
948,285	1,253,756	1,321,406	1,014,745	234,688	227,154
$1,826,662	$1,851,534	$3,016,929	$2,076,143	$1,210,640	$373,779

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net assets as of January 1, 2016	$364,164	$62,127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59,814	189
Total realized gains (losses) on investments	(9,258)	4,261
Change in net unrealized appreciation or depreciation of investments	52,138	6,611
Net gains (losses) on investments	102,694	11,061
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	102,694	11,061
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,036,274	234,303
Administration charges	(64)	(90)
Contingent sales charges	(29)	(16)
Contract terminations	(27,802)	(8,686)
Death benefit payments	(1,862)	(3,237)
Flexible withdrawal option payments	(11,801)	—
Transfers to other contracts	(141,530)	(19,909)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	853,186	202,365
Total increase (decrease)	955,880	213,426
Net assets as of December 31, 2016	1,320,044	275,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80,769	(2,073)
Total realized gains (losses) on investments	40,888	6,908
Change in net unrealized appreciation or depreciation of investments	(40,504)	43,816
Net gains (losses) on investments	81,153	48,651
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	81,153	48,651
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	656,318	506,516
Administration charges	(6)	(191)
Contingent sales charges	(87)	(11)
Contract terminations	(110,750)	(5,794)
Death benefit payments	—	—
Flexible withdrawal option payments	(16,592)	(4,046)
Transfers to other contracts	(491,042)	(27,172)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	37,841	469,302
Total increase (decrease)	118,994	517,953
Net assets as of December 31, 2017	$1,439,038	$793,506

(1) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)	BlackRock Global Allocation Class III Division

$148,405	$37,589	$440,766	$393,506	$826	$522,246

(1,650)	(119)	(1,351)	(2,577)	—	(6)
13,285	611	(9,071)	(8,895)	1,005	(7,579)
(9,308)	(2,138)	36,070	28,452	(988)	45,664
2,327	(1,646)	25,648	16,980	17	38,079
—	—	—	—	—	—
2,327	(1,646)	25,648	16,980	17	38,079

16,255	8,021	823,198	33,646	30,166	490,365
(290)	(75)	(2)	(558)	(4)	(16)
—	—	(173)	(6)	—	(106)
—	—	(21,172)	(3,296)	—	(12,767)
—	—	(404)	—	—	—
(200)	(100)	(1,775)	(331)	—	(10,582)
(1,972)	(2,316)	(70,932)	(111,186)	(163)	(31,008)
—	—	—	—	—	—
13,793	5,530	728,740	(81,731)	29,999	435,886
16,120	3,884	754,388	(64,751)	30,016	473,965
164,525	41,473	1,195,154	328,755	30,842	996,211

(2,918)	(445)	(7,003)	(750)	780	(626)
7,434	595	30,404	721	32,313	15,891
61,663	14,468	343,973	109,294	(23,241)	114,634
66,179	14,618	367,374	109,265	9,852	129,899
—	—	—	—	—	—
66,179	14,618	367,374	109,265	9,852	129,899

439,843	67,724	494,496	323,558	138,016	216,746
(518)	(52)	(33)	(690)	(79)	(130)
(11)	(3)	(437)	(48)	(2)	(322)
(6,135)	(1,748)	(85,993)	(25,880)	(931)	(51,770)
—	—	(5,372)	—	—	—
(200)	(100)	(6,515)	(580)	(1,003)	(12,377)
(5,753)	(2,162)	(220,859)	(31,311)	(26,264)	(10,019)
—	—	—	—	—	—
427,226	63,659	175,287	265,049	109,737	142,128
493,405	78,277	542,661	374,314	119,589	272,027
$657,930	$119,750	$1,737,815	$703,069	$150,431	$1,268,238

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division

Net assets as of January 1, 2016	$129,148	$60,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,293	538
Total realized gains (losses) on investments	1,414	(103)
Change in net unrealized appreciation or depreciation of investments	(13,836)	3,229
Net gains (losses) on investments	(129)	3,664
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(129)	3,664
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	595,410	42,740
Administration charges	(11)	—
Contingent sales charges	(49)	—
Contract terminations	(4,246)	—
Death benefit payments	(4,124)	—
Flexible withdrawal option payments	(1,537)	—
Transfers to other contracts	(82,322)	(44)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	503,121	42,696
Total increase (decrease)	502,992	46,360
Net assets as of December 31, 2016	632,140	106,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,980	1,655
Total realized gains (losses) on investments	6,378	143
Change in net unrealized appreciation or depreciation of investments	55,401	20,972
Net gains (losses) on investments	70,759	22,770
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	70,759	22,770
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	139,446	137,714
Administration charges	(72)	(10)
Contingent sales charges	(78)	—
Contract terminations	(9,896)	(30)
Death benefit payments	(12,810)	—
Flexible withdrawal option payments	(1,387)	—
Transfers to other contracts	(63,211)	(604)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	51,992	137,070
Total increase (decrease)	122,751	159,840
Net assets as of December 31, 2017	$754,891	$266,497

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

$110,754	$110,952	$14,972	$103,122	$480,283	$8,536

6,677	2,580	348	(753)	(3,114)	(152)
(357)	(1,787)	(482)	9,048	19,000	411
(12,157)	32,208	17	10,527	86,103	646
(5,837)	33,001	(117)	18,822	101,989	905
—	—	—	—	—	—
(5,837)	33,001	(117)	18,822	101,989	905

857,756	367,103	8,306	128,058	283,427	3,712
(23)	(46)	(52)	(134)	(530)	(9)
(83)	—	—	(78)	(77)	—
(7,282)	—	—	(41,860)	(41,216)	—
—	—	—	—	—	—
(2,493)	—	—	(4,799)	(304)	—
(80,468)	(14,170)	(4,576)	(47,911)	(72,883)	(551)
—	—	—	—	—	—
767,407	352,887	3,678	33,276	168,417	3,152
761,570	385,888	3,561	52,098	270,406	4,057
872,324	496,840	18,533	155,220	750,689	12,593

5,062	2,031	336	311	(2,886)	(2,059)
3,758	5,634	(6)	28,379	76,556	8,157
4,631	112,902	6,090	29,385	109,198	33,268
13,451	120,567	6,420	58,075	182,868	39,366
—	—	—	—	—	—
13,451	120,567	6,420	58,075	182,868	39,366

244,466	226,588	87,597	613,532	1,178,605	323,943
(30)	(131)	(43)	(600)	(1,179)	(191)
(18)	(46)	—	(496)	(1,046)	—
(4,052)	(12,045)	—	(32,904)	(103,038)	—
—	(308)	—	(942)	(944)	—
(15,648)	(15,974)	—	(5,994)	(5,266)	(1,338)
(363,383)	(9,217)	(1,278)	(12,478)	(46,980)	(1,119)
—	—	—	—	—	—
(138,665)	188,867	86,276	560,118	1,020,152	321,295
(125,214)	309,434	92,696	618,193	1,203,020	360,661
$747,110	$806,274	$111,229	$773,413	$1,953,709	$373,254

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net assets as of January 1, 2016	$140,265	$75,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,108	(1,072)
Total realized gains (losses) on investments	(1,283)	3,586
Change in net unrealized appreciation or depreciation of investments	2,366	37,111
Net gains (losses) on investments	2,191	39,625
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,191	39,625
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	129,765	165,090
Administration charges	(19)	(56)
Contingent sales charges	(583)	—
Contract terminations	(52,963)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(440)	—
Transfers to other contracts	(32,815)	(35,915)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	42,945	129,119
Total increase (decrease)	45,136	168,744
Net assets as of December 31, 2016	185,401	243,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,391	(2,906)
Total realized gains (losses) on investments	(94)	28,244
Change in net unrealized appreciation or depreciation of investments	(363)	24,143
Net gains (losses) on investments	934	49,481
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	934	49,481
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	126,242	236,237
Administration charges	(31)	(179)
Contingent sales charges	(7)	(96)
Contract terminations	(856)	(18,924)
Death benefit payments	—	—
Flexible withdrawal option payments	—	(551)
Transfers to other contracts	(103,255)	(30,007)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	22,093	186,480
Total increase (decrease)	23,027	235,961
Net assets as of December 31, 2017	$208,428	$479,800

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$151,327,795	$18,626	$226,690	$1,008,617	$40,290	$678,440

2,528,738	(98)	140	(11,144)	211	1,792
854,404	492	1,527	65,702	(137)	39,793
767,565	(3,161)	(4,794)	319,598	1,277	34,284
4,150,707	(2,767)	(3,127)	374,156	1,351	75,869
—	—	—	—	—	—
4,150,707	(2,767)	(3,127)	374,156	1,351	75,869

11,411,351	216,975	1,147,184	1,141,745	3,975	337,935
(242,467)	(52)	(44)	(30)	(48)	(781)
(75,130)	—	(2,028)	(814)	—	(279)
(12,102,565)	—	(179,817)	(75,202)	—	(148,765)
(1,473,773)	—	—	—	—	—
(3,670,043)	—	(880)	(8,329)	(1,440)	(1,590)
(11,081,588)	(11,355)	(256,963)	(191,968)	(1,673)	(21,497)
—	—	—	—	—	—
(17,234,215)	205,568	707,452	865,402	814	165,023
(13,083,508)	202,801	704,325	1,239,558	2,165	240,892
138,244,287	221,427	931,015	2,248,175	42,455	919,332

2,060,813	6,677	2,988	(22,546)	285	286
458,682	70	(2,102)	119,378	(146)	47,815
2,059,673	5,187	5,145	149,982	2,045	151,289
4,579,168	11,934	6,031	246,814	2,184	199,390
—	—	—	—	—	—
4,579,168	11,934	6,031	246,814	2,184	199,390

13,456,822	430,017	175,988	1,108,866	2,230	383,565
(266,113)	(163)	(33)	(314)	(67)	(1,307)
(63,100)	(148)	(3)	(328)	—	(96)
(13,756,596)	(20,365)	(1,077)	(46,560)	—	(48,571)
(1,420,473)	—	—	(272)	—	(14,722)
(3,293,498)	(704)	(462)	(23,536)	(1,440)	(3,131)
(5,746,055)	(49,873)	(809,226)	(806,943)	(4,936)	(110,926)
—	—	—	—	—	—
(11,089,013)	358,764	(634,813)	230,913	(4,213)	204,812
(6,509,845)	370,698	(628,782)	477,727	(2,029)	404,202
$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)

Net assets as of January 1, 2016	$952,631	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,467)	—
Total realized gains (losses) on investments	72,261	—
Change in net unrealized appreciation or depreciation of investments	84,838	—
Net gains (losses) on investments	144,632	—
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	144,632	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	301,455	—
Administration charges	(194)	—
Contingent sales charges	(230)	—
Contract terminations	(23,642)	—
Death benefit payments	(12,282)	—
Flexible withdrawal option payments	(5,620)	—
Transfers to other contracts	(199,880)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	59,607	—
Total increase (decrease)	204,239	—
Net assets as of December 31, 2016	1,156,870	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,042)	243,513
Total realized gains (losses) on investments	20,094	400,980
Change in net unrealized appreciation or depreciation of investments	91,694	824,378
Net gains (losses) on investments	98,746	1,468,871
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	98,746	1,468,871
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	161,986	28,019,830
Administration charges	(366)	(6,118)
Contingent sales charges	(210)	(735)
Contract terminations	(28,048)	(1,480,623)
Death benefit payments	—	(115,635)
Flexible withdrawal option payments	(5,921)	(296,164)
Transfers to other contracts	(141,171)	(392,488)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(13,730)	25,728,067
Total increase (decrease)	85,016	27,196,938
Net assets as of December 31, 2017	$1,241,886	$27,196,938

(1) Commenced operations May 26, 2017. (2) Commenced operations April 4, 2017. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)

$1,030,996,862	$138,377,896	$—	$3,202,277,009	$252,642,046	$—

(2,093,248)	(1,132,429)	—	(6,217,015)	(2,385,120)	—
25,523,263	1,490,559	—	62,576,355	2,893,813	—
32,597,740	6,945,344	—	163,417,887	16,589,135	—
56,027,755	7,303,474	—	219,777,227	17,097,828	—
—	—	—	—	—	—
56,027,755	7,303,474	—	219,777,227	17,097,828	—

132,420,776	40,076,309	—	434,075,589	68,160,816	—
(8,228,133)	(1,323,186)	—	(26,730,115)	(2,280,562)	—
(469,629)	(61,897)	—	(1,158,329)	(103,683)	—
(40,601,783)	(4,851,867)	—	(100,595,454)	(6,258,029)	—
(5,462,618)	(649,784)	—	(10,914,082)	(949,384)	—
(19,057,843)	(2,577,154)	—	(43,786,714)	(2,709,192)	—
(45,863,486)	(7,570,438)	—	(83,703,198)	(11,986,760)	—
—	—	—	—	—	—
12,737,284	23,041,983	—	167,187,697	43,873,206	—
68,765,039	30,345,457	—	386,964,924	60,971,034	—
1,099,761,901	168,723,353	—	3,589,241,933	313,613,080	—

(712,679)	(250,949)	(174,597)	(2,614,472)	(661,789)	(814,945)
46,807,023	3,032,898	29,841	141,113,779	6,401,403	20,891
58,826,703	12,868,839	1,345,675	310,919,366	31,745,758	7,796,559
104,921,047	15,650,788	1,200,919	449,418,673	37,485,372	7,002,505
—	—	—	—	—	—
104,921,047	15,650,788	1,200,919	449,418,673	37,485,372	7,002,505

66,283,201	17,124,060	35,716,554	229,577,810	36,070,872	167,237,045
(11,326,797)	(1,979,909)	(72,452)	(38,648,111)	(3,524,313)	(346,003)
(484,481)	(56,088)	(385)	(1,188,333)	(101,161)	(2,452)
(59,112,264)	(5,596,522)	(43,991)	(148,435,318)	(11,719,785)	(279,952)
(4,056,921)	(1,021,758)	—	(9,731,353)	(402,009)	—
(22,153,297)	(3,252,207)	(37,062)	(53,166,873)	(3,806,172)	(249,903)
(42,740,288)	(8,514,858)	(224,476)	(70,177,985)	(12,661,407)	(1,662,470)
—	—	—	—	—	—
(73,590,847)	(3,297,282)	35,338,188	(91,770,163)	3,856,025	164,696,265
31,330,200	12,353,506	36,539,107	357,648,510	41,341,397	171,698,770
$1,131,092,101	$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Diversified Income Class 2 Division	Diversified International Class 1 Division

Net assets as of January 1, 2016	$198,790,685	$136,018,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(943,501)	1,261,720
Total realized gains (losses) on investments	4,677,139	3,957,572
Change in net unrealized appreciation or depreciation of investments	5,024,183	(6,592,841)
Net gains (losses) on investments	8,757,821	(1,373,549)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,757,821	(1,373,549)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	93,616,168	7,001,303
Administration charges	(1,765,980)	(77,340)
Contingent sales charges	(159,272)	(63,815)
Contract terminations	(12,828,604)	(13,035,888)
Death benefit payments	(129,478)	(831,765)
Flexible withdrawal option payments	(3,721,060)	(1,629,403)
Transfers to other contracts	(28,537,204)	(8,027,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	46,474,570	(16,664,754)
Total increase (decrease)	55,232,391	(18,038,303)
Net assets as of December 31, 2016	254,023,076	117,980,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85,782)	647,629
Total realized gains (losses) on investments	8,254,930	6,370,866
Change in net unrealized appreciation or depreciation of investments	9,741,974	23,491,720
Net gains (losses) on investments	17,911,122	30,510,215
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	17,911,122	30,510,215
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	62,591,445	5,122,434
Administration charges	(2,637,115)	(84,072)
Contingent sales charges	(153,159)	(45,853)
Contract terminations	(18,567,485)	(13,041,299)
Death benefit payments	(1,178,863)	(1,098,673)
Flexible withdrawal option payments	(4,589,326)	(1,472,503)
Transfers to other contracts	(39,222,833)	(6,684,864)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,757,336)	(17,304,830)
Total increase (decrease)	14,153,786	13,205,385
Net assets as of December 31, 2017	$268,176,862	$131,186,053

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division

$210,196	$43,675	$6,205,084	$207,673,737	$1,006,029	$42,170,547

1,842	(1,366)	(94,571)	2,583,057	14,702	(236,857)
(1,609)	20,692	528,890	20,702,273	53,650	4,342,169
(1,448)	7,218	(249,360)	3,016,984	76,221	(1,686,160)
(1,215)	26,544	184,959	26,302,314	144,573	2,419,152
—	—	—	—	—	—
(1,215)	26,544	184,959	26,302,314	144,573	2,419,152

17,737	367,755	1,550,335	12,154,857	345,840	1,015,304
(316)	(103)	(450)	(518,145)	(1,020)	(6,704)
(50)	(98)	(6,064)	(153,660)	(172)	(3,835)
(26,605)	(52,398)	(529,837)	(17,901,867)	(91,541)	(3,672,589)
—	—	(2,801)	(1,616,359)	—	(95,353)
—	—	(51,908)	(5,614,159)	(12,885)	(511,071)
(2,299)	(280,261)	(884,935)	(21,525,868)	(127,882)	(1,923,053)
—	—	—	—	—	—
(11,533)	34,895	74,340	(35,175,201)	112,340	(5,197,301)
(12,748)	61,439	259,299	(8,872,887)	256,913	(2,778,149)
197,448	105,114	6,464,383	198,800,850	1,262,942	39,392,398

2,858	(566)	(125,726)	1,613,686	17,129	(163,922)
2,560	3,451	587,093	22,556,426	101,396	3,860,581
67,665	14,996	2,230,415	10,408,628	201,731	3,803,807
73,083	17,881	2,691,782	34,578,740	320,256	7,500,466
—	—	—	—	—	—
73,083	17,881	2,691,782	34,578,740	320,256	7,500,466

546,024	52,734	3,058,657	5,804,400	1,073,757	974,749
(444)	(157)	(932)	(578,167)	(1,826)	(7,046)
(114)	(20)	(2,025)	(128,009)	(120)	(3,039)
(61,122)	(10,731)	(256,281)	(19,922,685)	(57,629)	(3,858,513)
(20,504)	—	(24,342)	(1,655,525)	—	(274,416)
(817)	(2,094)	(73,471)	(5,239,438)	(16,670)	(455,139)
(49,355)	(929)	(1,603,544)	(14,106,158)	(72,696)	(1,320,502)
—	—	—	—	—	—
413,668	38,803	1,098,062	(35,825,582)	924,816	(4,943,906)
486,751	56,684	3,789,844	(1,246,842)	1,245,072	2,556,560
$684,199	$161,798	$10,254,227	$197,554,008	$2,508,014	$41,948,958

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net assets as of January 1, 2016	$50,809,499	$31,471,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(400,870)	215,888
Total realized gains (losses) on investments	6,917,824	1,765,302
Change in net unrealized appreciation or depreciation of investments	(3,667,574)	2,603,294
Net gains (losses) on investments	2,849,380	4,584,484
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,849,380	4,584,484
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	5,034,122	2,140,402
Administration charges	(71,995)	(4,595)
Contingent sales charges	(49,879)	(20,786)
Contract terminations	(4,538,646)	(3,990,962)
Death benefit payments	(191,142)	(159,385)
Flexible withdrawal option payments	(748,048)	(363,821)
Transfers to other contracts	(4,884,812)	(2,027,297)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(5,450,400)	(4,426,444)
Total increase (decrease)	(2,601,020)	158,040
Net assets as of December 31, 2016	48,208,479	31,629,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(327,204)	44,249
Total realized gains (losses) on investments	6,255,278	858,992
Change in net unrealized appreciation or depreciation of investments	3,172,919	2,418,651
Net gains (losses) on investments	9,100,993	3,321,892
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	9,100,993	3,321,892
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,172,898	1,497,158
Administration charges	(85,156)	(5,448)
Contingent sales charges	(38,594)	(9,180)
Contract terminations	(4,964,472)	(2,815,374)
Death benefit payments	(133,079)	(128,976)
Flexible withdrawal option payments	(704,486)	(349,434)
Transfers to other contracts	(2,993,924)	(1,262,752)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,746,813)	(3,074,006)
Total increase (decrease)	4,354,180	247,886
Net assets as of December 31, 2017	$52,562,659	$31,877,671

(1) Commenced operations February 8, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Fidelity VIP Government Money Market Initial Class Division (1)	Fidelity VIP Government Money Market Service Class Division (1)	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division

$—	$—	$14,192,952	$9,985,318	$69,447	$19,266,260

(364,883)	(27,445)	(166,478)	(135,354)	(1,639)	(227,238)
—	1	2,018,084	1,678,730	3,654	1,329,970
—	—	(1,987,894)	(1,648,216)	63,348	984,040
(364,883)	(27,444)	(136,288)	(104,840)	65,363	2,086,772
—	—	—	—	—	—
(364,883)	(27,444)	(136,288)	(104,840)	65,363	2,086,772

77,663,254	7,084,731	699,700	1,472,598	428,662	4,075,097
(25,563)	(1,065)	(2,288)	(1,037)	—	(2,504)
(38,033)	(542)	(1,836)	(9,324)	—	(15,746)
(6,472,581)	(289,060)	(1,758,421)	(814,732)	—	(1,417,715)
(233,976)	—	(79,249)	(46,249)	—	(35,663)
(708,242)	(2)	(125,211)	(56,569)	—	(122,367)
(22,369,989)	(2,901,863)	(810,253)	(1,564,534)	—	(2,494,883)
—	—	—	—	—	—
47,814,870	3,892,199	(2,077,558)	(1,019,847)	428,662	(13,781)
47,449,987	3,864,755	(2,213,846)	(1,124,687)	494,025	2,072,991
47,449,987	3,864,755	11,979,106	8,860,631	563,472	21,339,251

(237,803)	(29,050)	(161,798)	(145,418)	(1,959)	(222,476)
—	—	1,589,025	1,310,806	27,096	1,207,601
(54)	—	2,440,232	1,755,162	85,105	3,105,502
(237,857)	(29,050)	3,867,459	2,920,550	110,242	4,090,627
—	—	—	—	—	—
(237,857)	(29,050)	3,867,459	2,920,550	110,242	4,090,627

18,297,216	7,553,914	830,295	1,377,786	—	3,665,387
(35,966)	(2,782)	(3,331)	(1,409)	—	(3,428)
(51,350)	(11,310)	(827)	(7,672)	—	(13,739)
(12,205,023)	(3,838,092)	(1,050,374)	(970,868)	—	(1,749,080)
(378,959)	—	(84,213)	(33,930)	—	(23,514)
(852,006)	(121)	(126,715)	(67,908)	—	(141,431)
(17,466,559)	(4,453,311)	(453,055)	(528,942)	—	(1,166,435)
—	—	—	—	—	—
(12,692,647)	(751,702)	(888,220)	(232,943)	—	567,760
(12,930,504)	(780,752)	2,979,239	2,687,607	110,242	4,658,387
$34,519,483	$3,084,003	$14,958,345	$11,548,238	$673,714	$25,997,638

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net assets as of January 1, 2016	$31,476,924	$496,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,305)	(727)
Total realized gains (losses) on investments	1,081,611	1,124
Change in net unrealized appreciation or depreciation of investments	(3,010,806)	(6,874)
Net gains (losses) on investments	(2,000,500)	(6,477)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(2,000,500)	(6,477)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,799,820	212,249
Administration charges	(83,811)	(482)
Contingent sales charges	(29,831)	(83)
Contract terminations	(2,676,594)	(20,222)
Death benefit payments	(201,398)	—
Flexible withdrawal option payments	(771,973)	(196)
Transfers to other contracts	(4,199,982)	(68,991)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,163,769)	122,275
Total increase (decrease)	(5,164,269)	115,798
Net assets as of December 31, 2016	26,312,655	612,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74,667)	11,192
Total realized gains (losses) on investments	2,060,633	556
Change in net unrealized appreciation or depreciation of investments	4,987,065	43,611
Net gains (losses) on investments	6,973,031	55,359
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	6,973,031	55,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,756,586	114,302
Administration charges	(94,845)	(586)
Contingent sales charges	(25,112)	(156)
Contract terminations	(3,200,078)	(26,514)
Death benefit payments	(232,520)	—
Flexible withdrawal option payments	(707,261)	(391)
Transfers to other contracts	(3,334,268)	(39,297)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,837,498)	47,358
Total increase (decrease)	2,135,533	102,717
Net assets as of December 31, 2017	$28,448,188	$715,228

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$469,916	$3,252,241	$14,901,640	$468,946	$12,179	$6,193,049

(335)	(26,222)	(16,557)	(1,127)	(122)	(16,236)
40,605	481,751	193,924	(34,465)	(418)	185,703
36,118	520,702	1,387,312	88,776	534	1,052,343
76,388	976,231	1,564,679	53,184	(6)	1,221,810
—	—	—	—	—	—
76,388	976,231	1,564,679	53,184	(6)	1,221,810

374,688	2,056,174	1,310,201	100,319	608	718,509
(679)	(184)	(762)	(267)	—	(97)
(122)	(1,383)	(19,263)	(161)	(20)	(5,226)
(65,351)	(147,666)	(1,687,858)	(85,986)	(10,621)	(460,589)
—	(17,439)	(71,312)	—	—	(29,277)
(5,369)	(22,587)	(111,099)	—	(1,600)	(45,462)
(41,884)	(565,950)	(1,669,821)	(77,413)	(540)	(674,757)
—	—	—	—	—	—
261,283	1,300,965	(2,249,914)	(63,508)	(12,173)	(496,899)
337,671	2,277,196	(685,235)	(10,324)	(12,179)	724,911
807,587	5,529,437	14,216,405	458,622	—	6,917,960

1,911	(46,516)	(96,697)	(3,873)	22	(59,931)
26,214	113,984	1,503,920	24,465	—	896,498
148,110	348,953	(171,231)	25,721	(1)	(199,509)
176,235	416,421	1,235,992	46,313	21	637,058
—	—	—	—	—	—
176,235	416,421	1,235,992	46,313	21	637,058

484,132	828,455	978,196	101,775	1,519	423,828
(1,254)	(148)	(604)	(422)	—	(100)
(176)	(3,087)	(15,912)	(111)	—	(3,567)
(56,004)	(410,557)	(2,020,242)	(29,362)	—	(453,567)
(28,884)	(6,517)	(62,059)	—	—	(14,966)
(903)	(24,001)	(101,929)	(500)	—	(52,226)
(42,098)	(1,432,819)	(715,903)	(18,151)	—	(602,459)
—	—	—	—	—	—
354,813	(1,048,674)	(1,938,453)	53,229	1,519	(703,057)
531,048	(632,253)	(702,461)	99,542	1,540	(65,999)
$1,338,635	$4,897,184	$13,513,944	$558,164	$1,540	$6,851,961

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division

Net assets as of January 1, 2016	$107,122	$121,664,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,943)	2,544,025
Total realized gains (losses) on investments	15,911	(422,316)
Change in net unrealized appreciation or depreciation of investments	32,643	(1,398,353)
Net gains (losses) on investments	46,611	723,356
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	46,611	723,356
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	222,347	12,945,849
Administration charges	(68)	(128,846)
Contingent sales charges	(8)	(50,828)
Contract terminations	(4,268)	(10,834,964)
Death benefit payments	—	(1,319,167)
Flexible withdrawal option payments	—	(2,734,786)
Transfers to other contracts	(272,750)	(10,230,665)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(54,747)	(12,353,407)
Total increase (decrease)	(8,136)	(11,630,051)
Net assets as of December 31, 2016	98,986	110,034,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,029)	2,717,386
Total realized gains (losses) on investments	23,032	(1,074,041)
Change in net unrealized appreciation or depreciation of investments	(4,729)	(1,046,629)
Net gains (losses) on investments	17,274	596,716
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	17,274	596,716
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	83,591	9,824,226
Administration charges	(132)	(139,581)
Contingent sales charges	(3)	(40,299)
Contract terminations	(1,373)	(11,143,845)
Death benefit payments	—	(1,580,573)
Flexible withdrawal option payments	—	(2,424,802)
Transfers to other contracts	(11,582)	(6,877,916)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	70,501	(12,382,790)
Total increase (decrease)	87,775	(11,786,074)
Net assets as of December 31, 2017	$186,761	$98,247,927

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$1,002,555	$787,211	$114,058	$177,354	$87,800	$582,115

36,290	40,136	2,620	(1,954)	(2,230)	80,325
(15,444)	(2,717)	(9,626)	(2,657)	(100)	(8,309)
(21,520)	30,925	(14,440)	2,294	(642)	(40,355)
(674)	68,344	(21,446)	(2,317)	(2,972)	31,661
—	—	—	—	—	—
(674)	68,344	(21,446)	(2,317)	(2,972)	31,661

840,772	936,451	95,911	53,783	388,569	4,564,533
(1,444)	(183)	(103)	(86)	(77)	(30)
(222)	(398)	(36)	(205)	(30)	(469)
(118,258)	(39,333)	(17,963)	(34,024)	(2,883)	(45,957)
—	—	—	—	—	—
(20,711)	(5,706)	(622)	(349)	(628)	(15,251)
(359,710)	(148,485)	(26,387)	(67,201)	(31,656)	(447,260)
—	—	—	—	—	—
340,427	742,346	50,800	(48,082)	353,295	4,055,566
339,753	810,690	29,354	(50,399)	350,323	4,087,227
1,342,308	1,597,901	143,412	126,955	438,123	4,669,342

38,666	29,872	246	(1,219)	(6,627)	142,155
(20,989)	4,226	(12,371)	1,033	(54)	11,340
(14,676)	4,375	20,325	16,581	17,859	12,096
3,001	38,473	8,200	16,395	11,178	165,591
—	—	—	—	—	—
3,001	38,473	8,200	16,395	11,178	165,591

379,704	1,270,254	6,003	20,793	109,466	1,457,057
(1,708)	(276)	(97)	(113)	(99)	(60)
(414)	(455)	(49)	(13)	(15)	(992)
(163,498)	(72,228)	(9,739)	(6,712)	(6,963)	(206,965)
—	—	—	—	—	—
(30,284)	(12,296)	(216)	(218)	(550)	(29,313)
(114,641)	(996,053)	(29,612)	(16,158)	(14,507)	(962,977)
—	—	—	—	—	—
69,159	188,946	(33,710)	(2,421)	87,332	256,750
72,160	227,419	(25,510)	13,974	98,510	422,341
$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Income Class 2 Division	International Emerging Markets Class 1 Division

Net assets as of January 1, 2016	$17,265	$50,664,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,285	(106,566)
Total realized gains (losses) on investments	2,263	(2,157,544)
Change in net unrealized appreciation or depreciation of investments	(12,937)	6,218,114
Net gains (losses) on investments	13,611	3,954,004
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	13,611	3,954,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	808,880	5,631,951
Administration charges	(167)	(6,073)
Contingent sales charges	(122)	(33,604)
Contract terminations	(65,141)	(4,908,619)
Death benefit payments	—	(149,899)
Flexible withdrawal option payments	—	(401,324)
Transfers to other contracts	(328,597)	(5,325,111)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	414,853	(5,192,679)
Total increase (decrease)	428,464	(1,238,675)
Net assets as of December 31, 2016	445,729	49,426,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,642	(61,290)
Total realized gains (losses) on investments	(7,434)	2,120,938
Change in net unrealized appreciation or depreciation of investments	3,443	16,092,740
Net gains (losses) on investments	19,651	18,152,388
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	19,651	18,152,388
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	615,281	5,360,398
Administration charges	(367)	(8,077)
Contingent sales charges	(84)	(29,711)
Contract terminations	(44,804)	(5,602,342)
Death benefit payments	—	(413,958)
Flexible withdrawal option payments	(882)	(410,480)
Transfers to other contracts	(174,519)	(6,721,549)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	394,625	(7,825,719)
Total increase (decrease)	414,276	10,326,669
Net assets as of December 31, 2017	$860,005	$59,752,743

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

$33,123	$4,368,724	$191,276	$17,819,731	$10,562,192	$814,219

(83)	(51,809)	(2,252)	(95,527)	(108,354)	(12,544)
(370)	606,828	(8,035)	1,868,642	2,185,655	(44,426)
4,581	(534,066)	27,433	(302,595)	(3,382,595)	(24,204)
4,128	20,953	17,146	1,470,520	(1,305,294)	(81,174)
—	—	—	—	—	—
4,128	20,953	17,146	1,470,520	(1,305,294)	(81,174)

80,229	227,267	38,699	269,066	960,088	644,324
(15)	(792)	(202)	(2,576)	(1,431)	(1,130)
(1)	(342)	(38)	(1,653)	(965)	(174)
(285)	(327,484)	(20,247)	(1,582,706)	(890,867)	(92,631)
—	(39,460)	(3,241)	(123,721)	(7,403)	—
—	(49,134)	—	(257,193)	(118,787)	(2,472)
(1,927)	(322,127)	(20,453)	(691,778)	(1,721,008)	(518,881)
—	—	—	—	—	—
78,001	(512,072)	(5,482)	(2,390,561)	(1,780,373)	29,036
82,129	(491,119)	11,664	(920,041)	(3,085,667)	(52,138)
115,252	3,877,605	202,940	16,899,690	7,476,525	762,081

1,596	(52,793)	6,438	(46,444)	(72,280)	(10,905)
7,837	590,152	11,638	1,561,035	722,137	29,261
97,757	429,012	1,436	345,440	365,545	89,315
107,190	966,371	19,512	1,860,031	1,015,402	107,671
—	—	—	—	—	—
107,190	966,371	19,512	1,860,031	1,015,402	107,671

796,825	186,130	50,641	445,239	583,929	271,202
(269)	(911)	(263)	(2,404)	(1,255)	(1,838)
(16)	(251)	(9)	(1,327)	(676)	(113)
(1,929)	(319,284)	(4,991)	(1,684,725)	(779,136)	(55,964)
—	(96,495)	—	(135,720)	(50,348)	—
(407)	(62,613)	—	(227,731)	(106,354)	(1,749)
(81,904)	(82,718)	(1,558)	(389,060)	(680,299)	(53,377)
—	—	—	—	—	—
712,300	(376,142)	43,820	(1,995,728)	(1,034,139)	158,161
819,490	590,229	63,332	(135,697)	(18,737)	265,832
$934,742	$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Invesco International Growth Series I Division	Invesco International Growth Series II Division

Net assets as of January 1, 2016	$10,160,725	$428,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,164)	(95)
Total realized gains (losses) on investments	134,570	(6,563)
Change in net unrealized appreciation or depreciation of investments	(308,118)	(1,775)
Net gains (losses) on investments	(179,712)	(8,433)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(179,712)	(8,433)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,255,781	112,664
Administration charges	(14,193)	(330)
Contingent sales charges	(5,861)	(57)
Contract terminations	(512,127)	(30,326)
Death benefit payments	—	—
Flexible withdrawal option payments	(90,171)	(1,211)
Transfers to other contracts	(1,142,086)	(83,227)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(508,657)	(2,487)
Total increase (decrease)	(688,369)	(10,920)
Net assets as of December 31, 2016	9,472,356	417,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,595)	1,019
Total realized gains (losses) on investments	625,792	2,425
Change in net unrealized appreciation or depreciation of investments	1,265,162	96,580
Net gains (losses) on investments	1,887,359	100,024
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,887,359	100,024
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	763,895	193,118
Administration charges	(15,793)	(484)
Contingent sales charges	(8,974)	(134)
Contract terminations	(1,135,706)	(11,629)
Death benefit payments	(22,127)	—
Flexible withdrawal option payments	(94,815)	(7,154)
Transfers to other contracts	(1,318,589)	(26,474)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,832,109)	147,243
Total increase (decrease)	55,250	247,267
Net assets as of December 31, 2017	$9,527,606	$665,216

(1) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(2) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)

$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398	$796,255

(17,252)	(107,865)	(38,414)	(44,844)	(50,529)	17,893
707,513	480,442	238,954	1,421,247	1,389,778	(2,026)
(712,657)	369,136	(293,796)	(698,104)	(470,216)	(39,047)
(22,396)	741,713	(93,256)	678,299	869,033	(23,180)
—	—	—	—	—	—
(22,396)	741,713	(93,256)	678,299	869,033	(23,180)

116,897	693,365	254,175	566,629	513,772	1,409,114
(190)	(6,994)	(184)	(11,622)	(2,549)	(597)
(179)	(4,767)	(353)	(4,890)	(913)	(194)
(171,013)	(632,953)	(337,928)	(427,264)	(874,415)	(95,375)
(7,066)	(46,030)	(4,743)	(20,660)	(20,601)	(3,184)
(18,254)	(94,515)	(33,569)	(73,940)	(60,097)	(4,108)
(390,288)	(877,838)	(546,756)	(593,505)	(522,172)	(145,591)
—	—	—	—	—	—
(470,093)	(969,732)	(669,358)	(565,252)	(966,975)	1,160,065
(492,489)	(228,019)	(762,614)	113,047	(97,942)	1,136,885
1,101,948	7,699,966	2,689,778	4,558,350	8,696,456	1,933,140

(15,353)	(110,489)	(43,440)	(46,386)	(71,517)	26,446
182,604	543,883	318,145	82,415	1,545,432	(9,552)
54,010	478,000	625,794	605,470	615,286	21,710
221,261	911,394	900,499	641,499	2,089,201	38,604
—	—	—	—	—	—
221,261	911,394	900,499	641,499	2,089,201	38,604

181,711	553,725	794,665	246,797	459,960	600,924
(206)	(8,981)	(282)	(13,604)	(2,435)	(919)
(149)	(3,804)	(277)	(3,230)	(767)	(280)
(188,862)	(671,080)	(351,498)	(408,710)	(973,844)	(97,126)
—	(1,309)	(29,135)	(19,482)	(18,522)	—
(17,099)	(102,338)	(45,325)	(66,970)	(61,674)	(14,781)
(89,720)	(523,029)	(266,170)	(549,771)	(413,079)	(294,919)
—	—	—	—	—	—
(114,325)	(756,816)	101,978	(814,970)	(1,010,361)	192,899
106,936	154,578	1,002,477	(173,471)	1,078,840	231,503
$1,208,884	$7,854,544	$3,692,255	$4,384,879	$9,775,296	$2,164,643

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Net assets as of January 1, 2016	$49,543,081	$442,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(437,826)	(5,089)
Total realized gains (losses) on investments	2,836,336	(13,002)
Change in net unrealized appreciation or depreciation of investments	(5,445,756)	(5,229)
Net gains (losses) on investments	(3,047,246)	(23,320)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(3,047,246)	(23,320)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,153,392	361,389
Administration charges	(29,896)	(397)
Contingent sales charges	(18,266)	(380)
Contract terminations	(5,859,745)	(202,634)
Death benefit payments	(412,469)	—
Flexible withdrawal option payments	(601,898)	(1,910)
Transfers to other contracts	(2,405,065)	(267,460)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(6,173,947)	(111,392)
Total increase (decrease)	(9,221,193)	(134,712)
Net assets as of December 31, 2016	40,321,888	307,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(396,229)	(4,483)
Total realized gains (losses) on investments	2,946,872	9,579
Change in net unrealized appreciation or depreciation of investments	10,242,408	111,167
Net gains (losses) on investments	12,793,051	116,263
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	12,793,051	116,263
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,112,519	314,906
Administration charges	(32,062)	(674)
Contingent sales charges	(9,197)	(59)
Contract terminations	(3,783,753)	(31,436)
Death benefit payments	(382,142)	—
Flexible withdrawal option payments	(575,641)	(3,816)
Transfers to other contracts	(2,073,598)	(21,027)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,743,874)	257,894
Total increase (decrease)	8,049,177	374,157
Net assets as of December 31, 2017	$48,371,065	$681,512

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division

$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361

(1,281,333)	(4,186)	313,646	3,011	512,620	35
11,991,263	(45,672)	8,550,924	17,020	2,124,394	377
(10,989,531)	63,377	(188,275)	23,392	2,046,436	1,656
(279,601)	13,519	8,676,295	43,423	4,683,450	2,068
—	—	—	—	—	—
(279,601)	13,519	8,676,295	43,423	4,683,450	2,068

4,625,058	399,572	8,574,568	726,822	3,914,255	43,482
(27,091)	(136)	(46,340)	(275)	(47,430)	(26)
(22,438)	(19)	(39,864)	(191)	(26,555)	—
(8,379,317)	(9,938)	(7,620,120)	(101,879)	(8,144,463)	(179)
(874,187)	—	(788,537)	—	(1,079,842)	—
(988,357)	(232)	(1,209,170)	(877)	(1,090,972)	—
(5,175,177)	(766,594)	(6,993,776)	(52,034)	(2,926,955)	(83)
—	—	—	—	—	—
(10,841,509)	(377,347)	(8,123,239)	571,566	(9,401,962)	43,194
(11,121,110)	(363,828)	553,056	614,989	(4,718,512)	45,262
94,520,745	127,126	92,870,342	765,977	74,504,248	55,623

(1,343,021)	(4,266)	333,061	17,881	570,037	1,668
10,107,471	26,229	8,176,820	71,064	4,910,994	9,588
20,061,177	65,761	9,376,808	252,908	5,157,100	14,505
28,825,627	87,724	17,886,689	341,853	10,638,131	25,761
—	—	—	—	—	—
28,825,627	87,724	17,886,689	341,853	10,638,131	25,761

3,325,404	518,780	8,528,674	2,320,602	2,030,162	245,227
(28,376)	(453)	(51,674)	(1,452)	(55,180)	(191)
(22,554)	(30)	(32,551)	(2,698)	(12,254)	(1)
(8,760,176)	(15,889)	(8,327,175)	(132,036)	(6,284,281)	(546)
(567,145)	—	(286,337)	(6,415)	(564,285)	—
(1,033,184)	(970)	(1,269,966)	(4,440)	(1,046,592)	(1,200)
(4,096,406)	(13,827)	(4,927,180)	(46,348)	(2,236,620)	(99)
—	—	—	—	—	—
(11,182,437)	487,611	(6,366,209)	2,127,213	(8,169,050)	243,190
17,643,190	575,335	11,520,480	2,469,066	2,469,081	268,951
$112,163,935	$702,461	$104,390,822	$3,235,043	$76,973,329	$324,574

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	MFS International Value Service Class Division	MFS New Discovery Service Class Division

Net assets as of January 1, 2016	$1,563,353	$1,253,361

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,128	(14,581)
Total realized gains (losses) on investments	75,712	(86,098)
Change in net unrealized appreciation or depreciation of investments	(3,909)	141,978
Net gains (losses) on investments	72,931	41,299
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	72,931	41,299
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,655,953	234,923
Administration charges	(613)	(89)
Contingent sales charges	(224)	(411)
Contract terminations	(43,572)	(72,390)
Death benefit payments	—	(11,065)
Flexible withdrawal option payments	(20,711)	(13,223)
Transfers to other contracts	(919,373)	(401,098)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	1,671,460	(263,353)
Total increase (decrease)	1,744,391	(222,054)
Net assets as of December 31, 2016	3,307,744	1,031,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,433	(17,026)
Total realized gains (losses) on investments	221,878	16,349
Change in net unrealized appreciation or depreciation of investments	865,803	263,843
Net gains (losses) on investments	1,095,114	263,166
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,095,114	263,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,850,283	303,618
Administration charges	(1,250)	(127)
Contingent sales charges	(1,094)	(314)
Contract terminations	(288,046)	(39,867)
Death benefit payments	—	—
Flexible withdrawal option payments	(35,757)	(21,395)
Transfers to other contracts	(1,229,260)	(39,340)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,294,876	202,575
Total increase (decrease)	3,389,990	465,741
Net assets as of December 31, 2017	$6,697,734	$1,497,048

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division (1)	Multi-Asset Income Class 2 Division (1)	Neuberger Berman AMT Large Cap Value Class I Division

$10,898,121	$5,167,926	$339,892,141	$—	$—	$4,047,878

265,030	18,843	(2,948,315)	(618)	—	(27,525)
(74,483)	700,798	76,313,465	(74)	—	582,370
805,522	(77,828)	(45,577,816)	645	—	421,981
996,069	641,813	27,787,334	(47)	—	976,826
—	—	—	—	—	—
996,069	641,813	27,787,334	(47)	—	976,826

2,685,902	1,860,590	12,388,654	210,380	—	998,272
(1,401)	(186)	(273,416)	—	—	(860)
(9,677)	(3,479)	(129,138)	(21)	—	(7,057)
(1,073,751)	(304,020)	(29,521,158)	(19,979)	—	(616,620)
(13,740)	—	(2,175,286)	—	—	(6,890)
(86,362)	(72,709)	(4,686,174)	(590)	—	(18,700)
(1,565,712)	(1,509,739)	(19,020,230)	(19,316)	—	(380,267)
—	—	—	—	—	—
(64,741)	(29,543)	(43,416,748)	170,474	—	(32,122)
931,328	612,270	(15,629,414)	170,427	—	944,704
11,829,449	5,780,196	324,262,727	170,427	—	4,992,582

351,510	15,082	(2,607,109)	530	(1)	(40,734)
(113,320)	369,630	44,640,452	1,617	—	428,225
1,283,547	489,048	30,724,255	13,675	49	124,352
1,521,737	873,760	72,757,598	15,822	48	511,843
—	—	—	—	—	—
1,521,737	873,760	72,757,598	15,822	48	511,843

1,769,494	1,075,241	11,283,093	7,429	13,763	231,916
(1,790)	(335)	(295,954)	(30)	—	(853)
(8,035)	(4,924)	(110,634)	(2)	—	(3,936)
(1,034,106)	(623,142)	(31,046,790)	(260)	—	(498,069)
(6,057)	—	(2,400,922)	—	—	(39,092)
(105,114)	(68,910)	(4,723,769)	(3,482)	—	(20,802)
(689,574)	(792,978)	(17,878,139)	(29,067)	—	(611,659)
—	—	—	—	—	—
(75,182)	(415,048)	(45,173,115)	(25,412)	13,763	(942,495)
1,446,555	458,712	27,584,483	(9,590)	13,811	(430,652)
$13,276,004	$6,238,908	$351,847,210	$160,837	$13,811	$4,561,930

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Socially Responsive Class I Division

Net assets as of January 1, 2016	$2,745,675	$5,077,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,449)	(36,291)
Total realized gains (losses) on investments	77,355	461,609
Change in net unrealized appreciation or depreciation of investments	7,209	(72,636)
Net gains (losses) on investments	49,115	352,682
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	49,115	352,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	395,379	332,815
Administration charges	(2,481)	(14,813)
Contingent sales charges	(3,334)	(5,215)
Contract terminations	(293,323)	(455,656)
Death benefit payments	—	(11,876)
Flexible withdrawal option payments	(22,156)	(118,700)
Transfers to other contracts	(421,322)	(593,209)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(347,237)	(866,654)
Total increase (decrease)	(298,122)	(513,972)
Net assets as of December 31, 2016	2,447,553	4,563,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,262)	(41,108)
Total realized gains (losses) on investments	84,268	502,769
Change in net unrealized appreciation or depreciation of investments	461,386	224,431
Net gains (losses) on investments	510,392	686,092
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	510,392	686,092
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	360,076	212,616
Administration charges	(2,469)	(17,542)
Contingent sales charges	(4,181)	(4,049)
Contract terminations	(541,181)	(512,387)
Death benefit payments	(27,665)	(17,222)
Flexible withdrawal option payments	(17,781)	(113,367)
Transfers to other contracts	(126,238)	(442,376)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(359,439)	(894,327)
Total increase (decrease)	150,953	(208,235)
Net assets as of December 31, 2017	$2,598,506	$4,355,135

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$561,373	$4,147,238	$—	$12,559	$15,655,710	$360,732

(5,910)	44,907	675	(81)	688,459	34
(22,082)	(210,507)	78	(1,417)	(188,859)	(7,420)
114,280	591,652	1,215	1,704	1,317,754	6,434
86,288	426,052	1,968	206	1,817,354	(952)
—	—	—	—	—	—
86,288	426,052	1,968	206	1,817,354	(952)

113,601	428,785	51,229	32,342	7,527,227	318,009
(70)	(118)	(13)	—	(1,252)	(28)
(54)	(3,614)	—	(11)	(10,958)	(154)
(51,524)	(315,772)	—	(6,026)	(1,078,729)	(20,162)
—	(4,170)	—	—	(36,100)	—
(2,355)	(50,188)	—	(800)	(228,570)	(5,929)
(151,980)	(790,380)	(511)	(26,541)	(2,328,639)	(336,227)
—	—	—	—	—	—
(92,382)	(735,457)	50,705	(1,036)	3,842,979	(44,491)
(6,094)	(309,405)	52,673	(830)	5,660,333	(45,443)
555,279	3,837,833	52,673	11,729	21,316,043	315,289

(3,797)	116,507	2,593	1,017	767,047	(342)
32,263	(72,746)	280	(140)	(83,616)	(758)
39,996	382,628	4,509	(865)	422,031	374
68,462	426,389	7,382	12	1,105,462	(726)
—	—	—	—	—	—
68,462	426,389	7,382	12	1,105,462	(726)

83,556	255,465	38,497	490	3,311,815	226,717
(108)	(86)	(29)	—	(2,115)	(40)
(36)	(1,959)	—	—	(10,907)	(188)
(46,045)	(247,953)	—	—	(1,411,094)	(32,384)
—	—	—	—	(51,266)	(267)
(1,202)	(61,170)	—	—	(313,950)	(623)
(57,779)	(520,218)	(711)	(1,604)	(2,212,594)	(115,308)
—	—	—	—	—	—
(21,614)	(575,921)	37,757	(1,114)	(690,111)	77,907
46,848	(149,532)	45,139	(1,102)	415,351	77,181
$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2016	$27,066,926	$116,745,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	176,374	(302,590)
Total realized gains (losses) on investments	(296,729)	921,499
Change in net unrealized appreciation or depreciation of investments	463,639	7,379,260
Net gains (losses) on investments	343,284	7,998,169
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	343,284	7,998,169
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,932,950	7,925,340
Administration charges	(2,520)	(190,108)
Contingent sales charges	(21,304)	(76,968)
Contract terminations	(2,000,572)	(10,028,274)
Death benefit payments	(152,427)	(1,141,703)
Flexible withdrawal option payments	(356,443)	(2,389,609)
Transfers to other contracts	(2,819,732)	(9,232,571)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,420,048)	(15,133,893)
Total increase (decrease)	(1,076,764)	(7,135,724)
Net assets as of December 31, 2016	25,990,162	109,609,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	154,001	(152,418)
Total realized gains (losses) on investments	(297,195)	2,313,452
Change in net unrealized appreciation or depreciation of investments	1,015,550	17,218,286
Net gains (losses) on investments	872,356	19,379,320
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	872,356	19,379,320
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,188,866	4,658,041
Administration charges	(2,127)	(212,626)
Contingent sales charges	(21,823)	(67,213)
Contract terminations	(2,722,149)	(11,215,730)
Death benefit payments	(33,930)	(764,030)
Flexible withdrawal option payments	(428,581)	(2,259,867)
Transfers to other contracts	(1,826,638)	(6,572,963)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(846,382)	(16,434,388)
Total increase (decrease)	25,974	2,944,932
Net assets as of December 31, 2017	$26,016,136	$112,554,315

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division

$632,233	$28,520,977	$117,717,726	$15,521	$68,801,944	$16,387

(1,114)	200,965	591,619	70	106,401	139
18,615	1,024,376	4,114,142	453	4,662,850	1,389
43,982	(179,273)	(30,737)	81	(2,138,404)	879
61,483	1,046,068	4,675,024	604	2,630,847	2,407
—	—	—	—	—	—
61,483	1,046,068	4,675,024	604	2,630,847	2,407

569,906	2,417,910	9,314,862	464	4,243,168	67,980
(640)	(73,730)	(425,978)	—	(270,318)	(40)
(303)	(24,217)	(96,549)	—	(42,186)	—
(161,426)	(2,330,017)	(9,003,730)	—	(4,133,534)	—
—	(120,278)	(832,281)	—	(234,898)	—
(1,874)	(1,163,603)	(3,500,869)	—	(1,068,712)	(945)
(667,719)	(1,375,525)	(10,083,009)	(460)	(4,961,806)	(3,692)
—	—	—	—	—	—
(262,056)	(2,669,460)	(14,627,554)	4	(6,468,286)	63,303
(200,573)	(1,623,392)	(9,952,530)	608	(3,837,439)	65,710
431,660	26,897,585	107,765,196	16,129	64,964,505	82,097

765	201,320	575,752	3,052	88,547	3,694
16,032	2,333,106	4,660,759	3,080	2,618,624	8,745
100,831	(94,688)	8,148,882	16,952	7,533,535	46,998
117,628	2,439,738	13,385,393	23,084	10,240,706	59,437
—	—	—	—	—	—
117,628	2,439,738	13,385,393	23,084	10,240,706	59,437

544,638	655,192	2,896,540	635,984	8,530,112	772,926
(1,117)	(81,924)	(493,486)	(120)	(332,634)	(623)
(127)	(22,565)	(66,066)	(31)	(38,075)	(38)
(51,854)	(3,261,629)	(9,307,127)	(1,441)	(5,281,538)	(5,280)
(957)	(158,043)	(88,096)	—	(254,056)	—
(4,589)	(994,928)	(3,310,281)	—	(1,178,078)	(10,545)
(36,111)	(1,175,993)	(5,887,743)	(197)	(8,186,305)	(46,221)
—	—	—	—	—	—
449,883	(5,039,890)	(16,256,259)	634,195	(6,740,574)	710,219
567,511	(2,600,152)	(2,870,866)	657,279	3,500,132	769,656
$999,171	$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net assets as of January 1, 2016	$13,718,518	$494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,408	(347)
Total realized gains (losses) on investments	965,309	1,806
Change in net unrealized appreciation or depreciation of investments	(418,422)	1,848
Net gains (losses) on investments	555,295	3,307
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	555,295	3,307
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,245,774	156,906
Administration charges	(5,015)	(24)
Contingent sales charges	(12,878)	(75)
Contract terminations	(1,210,098)	(39,925)
Death benefit payments	(1,964)	—
Flexible withdrawal option payments	(29,911)	—
Transfers to other contracts	(373,600)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(387,692)	116,882
Total increase (decrease)	167,603	120,189
Net assets as of December 31, 2016	13,886,121	120,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,133)	1,070
Total realized gains (losses) on investments	536,684	6,100
Change in net unrealized appreciation or depreciation of investments	1,979,817	36,412
Net gains (losses) on investments	2,505,368	43,582
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,505,368	43,582
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	514,288	233,457
Administration charges	(4,905)	(558)
Contingent sales charges	(7,905)	(37)
Contract terminations	(1,081,633)	(19,963)
Death benefit payments	(154,297)	—
Flexible withdrawal option payments	(29,642)	—
Transfers to other contracts	(463,308)	(308)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,227,402)	212,591
Total increase (decrease)	1,277,966	256,173
Net assets as of December 31, 2017	$15,164,087	$376,856

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

$8,936,895	$25,451	$17,075,093	$81,336,745	$1,732,909	$—

(7,877)	50	174,235	7,603	(5,944)	(1,995)
610,752	1,522	443,415	11,562,947	155,183	4,582
(258,009)	(5)	(65,598)	(8,121,242)	(152,839)	9,461
344,866	1,567	552,052	3,449,308	(3,600)	12,048
—	—	—	—	—	—
344,866	1,567	552,052	3,449,308	(3,600)	12,048

879,715	57,094	1,394,726	9,311,718	2,974,820	328,879
(4,422)	(40)	(35,860)	(19,957)	(1,713)	(6)
(4,378)	—	(13,270)	(40,585)	(829)	—
(393,028)	—	(1,285,002)	(7,180,096)	(442,223)	—
—	—	(183,689)	(710,925)	—	—
(37,372)	—	(678,789)	(864,282)	(11,618)	—
(480,280)	(6)	(733,660)	(7,727,991)	(296,676)	(1,062)
—	—	—	—	—	—
(39,765)	57,048	(1,535,544)	(7,232,118)	2,221,761	327,811
305,101	58,615	(983,492)	(3,782,810)	2,218,161	339,859
9,241,996	84,066	16,091,601	77,553,935	3,951,070	339,859

(13,252)	3,611	139,438	274,282	2,145	(2,478)
252,747	4,202	475,645	10,816,801	82,729	5,093
1,665,168	61,882	461,286	(5,487,924)	62,286	69,026
1,904,663	69,695	1,076,369	5,603,159	147,160	71,641
—	—	—	—	—	—
1,904,663	69,695	1,076,369	5,603,159	147,160	71,641

796,107	642,804	1,110,256	5,625,419	820,956	48,152
(4,214)	(618)	(40,351)	(15,384)	(2,262)	(115)
(3,614)	(22)	(6,669)	(31,841)	(475)	(6)
(501,336)	(11,753)	(1,164,080)	(7,500,315)	(253,463)	(2,959)
—	—	(90,435)	(463,650)	—	—
(37,286)	—	(606,580)	(788,294)	(15,181)	—
(109,338)	(6,549)	(1,186,346)	(4,665,404)	(2,111,029)	(16,771)
—	—	—	—	—	—
140,319	623,862	(1,984,205)	(7,839,469)	(1,561,454)	28,301
2,044,982	693,557	(907,836)	(2,236,310)	(1,414,294)	99,942
$11,286,978	$777,623	$15,183,765	$75,317,625	$2,536,776	$439,801

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2016	$76,970	$646,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,942)	(7,467)
Total realized gains (losses) on investments	(4,605)	48,007
Change in net unrealized appreciation or depreciation of investments	30,537	(19,101)
Net gains (losses) on investments	22,990	21,439
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	22,990	21,439
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	414,915	128,092
Administration charges	(7)	(773)
Contingent sales charges	(1,241)	(56)
Contract terminations	(108,430)	(29,816)
Death benefit payments	—	—
Flexible withdrawal option payments	(383)	(1,992)
Transfers to other contracts	(135,184)	(181,953)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	169,670	(86,498)
Total increase (decrease)	192,660	(65,059)
Net assets as of December 31, 2016	269,630	581,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,211)	(10,804)
Total realized gains (losses) on investments	(3,731)	65,436
Change in net unrealized appreciation or depreciation of investments	12,981	146,284
Net gains (losses) on investments	5,039	200,916
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	5,039	200,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	106,384	662,863
Administration charges	(9)	(1,420)
Contingent sales charges	(186)	(75)
Contract terminations	(29,946)	(37,422)
Death benefit payments	—	—
Flexible withdrawal option payments	(2,088)	(960)
Transfers to other contracts	(77,512)	(46,390)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,357)	576,596
Total increase (decrease)	1,682	777,512
Net assets as of December 31, 2017	$271,312	$1,358,604

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966

3,780,190	36,692	1,549,910	32,784	(20,146)	(1,817)
47,862,357	(17,552)	6,777,881	85,187	7,671,391	213,408
(22,647,532)	220,566	(1,536,046)	33,535	(2,525,153)	90,753
28,995,015	239,706	6,791,745	151,506	5,126,092	302,344
—	—	—	—	—	—
28,995,015	239,706	6,791,745	151,506	5,126,092	302,344

36,727,484	1,562,219	10,531,121	267,520	12,283,398	801,341
(2,567,741)	(5,852)	(385,735)	(4,385)	(12,432)	(12,502)
(591,420)	(496)	(145,772)	(507)	(86,116)	(477)
(56,807,971)	(264,872)	(15,577,844)	(270,713)	(9,136,371)	(254,239)
(3,532,938)	(9,476)	(601,054)	—	(144,134)	(9,490)
(13,619,314)	(92,360)	(3,649,968)	(17,505)	(885,311)	(67,897)
(46,071,264)	(1,536,849)	(10,117,855)	(54,183)	(9,167,902)	(468,050)
—	—	—	—	—	—
(86,463,164)	(347,686)	(19,947,107)	(79,773)	(7,148,868)	(11,314)
(57,468,149)	(107,980)	(13,155,362)	71,733	(2,022,776)	291,030
541,175,217	3,651,180	137,719,871	3,073,745	98,935,581	5,812,996

3,740,916	50,979	1,707,546	64,928	103,204	20,611
21,998,441	127,530	3,300,675	(16,261)	4,990,397	121,643
43,013,767	538,177	7,632,647	290,776	12,066,901	1,015,640
68,753,124	716,686	12,640,868	339,443	17,160,502	1,157,894
—	—	—	—	—	—
68,753,124	716,686	12,640,868	339,443	17,160,502	1,157,894

33,722,654	5,563,270	7,340,485	2,622,098	6,733,464	2,386,466
(3,001,980)	(8,873)	(439,968)	(7,125)	(11,967)	(19,978)
(393,293)	(1,379)	(128,937)	(567)	(55,044)	(651)
(54,236,599)	(249,009)	(18,577,945)	(217,385)	(8,568,406)	(271,826)
(4,342,468)	(32,880)	(1,420,103)	(57,864)	(1,584,806)	(42,270)
(13,534,018)	(111,544)	(3,359,004)	(14,059)	(893,682)	(65,476)
(32,119,214)	(380,178)	(5,426,108)	(534,573)	(4,995,346)	(478,617)
—	—	—	—	—	—
(73,904,918)	4,779,407	(22,011,580)	1,790,525	(9,375,787)	1,507,648
(5,151,794)	5,496,093	(9,370,712)	2,129,968	7,784,715	2,665,542
$536,023,423	$9,147,273	$128,349,159	$5,203,713	$106,720,296	$8,478,538

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2016	$170,645,344	$4,421,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,059,733	73,214
Total realized gains (losses) on investments	4,002,680	(43,380)
Change in net unrealized appreciation or depreciation of investments	1,694,802	201,730
Net gains (losses) on investments	8,757,215	231,564
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,757,215	231,564
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	22,113,236	1,215,683
Administration charges	(237,173)	(4,655)
Contingent sales charges	(143,347)	(2,519)
Contract terminations	(14,769,194)	(1,343,642)
Death benefit payments	(2,691,047)	(91,256)
Flexible withdrawal option payments	(4,052,173)	(67,708)
Transfers to other contracts	(15,457,280)	(61,330)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(15,236,978)	(355,427)
Total increase (decrease)	(6,479,763)	(123,863)
Net assets as of December 31, 2016	164,165,581	4,297,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,034,291	128,544
Total realized gains (losses) on investments	2,455,649	(34,136)
Change in net unrealized appreciation or depreciation of investments	5,304,303	252,324
Net gains (losses) on investments	10,794,243	346,732
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	10,794,243	346,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	20,050,954	5,069,721
Administration charges	(253,764)	(7,661)
Contingent sales charges	(108,619)	(1,870)
Contract terminations	(16,213,458)	(776,356)
Death benefit payments	(2,132,400)	(497,285)
Flexible withdrawal option payments	(3,877,179)	(93,195)
Transfers to other contracts	(12,720,115)	(241,125)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(15,254,581)	3,452,229
Total increase (decrease)	(4,460,338)	3,798,961
Net assets as of December 31, 2017	$159,705,243	$8,096,190

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

$66,772,764	$1,650,363	$108,511,943	$774,746	$116,458,571	$785,090

(34,938)	(1,083)	723,718	12,478	(1,195,802)	(10,204)
5,447,979	(9,742)	27,358	(13,026)	7,448,473	12,823
(2,681,020)	90,513	24,748	8,372	9,897,300	146,041
2,732,021	79,688	775,824	7,824	16,149,971	148,660
—	—	—	—	—	—
2,732,021	79,688	775,824	7,824	16,149,971	148,660

6,813,435	1,508,489	17,746,454	934,543	6,860,115	320,798
(10,331)	(1,752)	(297,075)	(1,279)	(94,655)	(1,101)
(49,267)	(129)	(87,168)	(187)	(58,120)	(153)
(4,852,442)	(68,839)	(9,754,607)	(100,005)	(11,096,356)	(81,518)
(176,328)	(9,498)	(839,961)	(3,154)	(684,710)	—
(419,727)	(27,983)	(3,539,062)	(7,359)	(1,592,611)	(22,058)
(8,117,433)	(422,102)	(12,957,992)	(542,233)	(9,849,985)	(279,046)
—	—	—	—	—	—
(6,812,093)	978,186	(9,729,411)	280,326	(16,516,322)	(63,078)
(4,080,072)	1,057,874	(8,953,587)	288,150	(366,351)	85,582
62,692,692	2,708,237	99,558,356	1,062,896	116,092,220	870,672

(40,639)	5,280	498,076	213	(1,062,459)	(8,827)
4,140,609	78,527	102,246	9,738	4,737,378	6,025
7,946,279	589,608	354,440	(1,086)	8,206,537	101,266
12,046,249	673,415	954,762	8,865	11,881,456	98,464
—	—	—	—	—	—
12,046,249	673,415	954,762	8,865	11,881,456	98,464

4,747,721	2,065,697	12,313,866	2,685,702	5,510,921	366,153
(10,048)	(4,323)	(328,473)	(2,126)	(106,470)	(1,266)
(58,530)	(556)	(68,965)	(3,669)	(42,393)	(163)
(7,851,714)	(221,015)	(10,300,109)	(1,939,474)	(12,189,630)	(55,799)
(115,748)	—	(1,074,986)	—	(616,602)	—
(424,124)	(26,399)	(3,240,521)	(22,962)	(1,512,201)	(17,484)
(4,643,457)	(117,141)	(10,447,820)	(316,538)	(6,932,169)	(246,915)
—	—	—	—	—	—
(8,355,900)	1,696,263	(13,147,008)	400,933	(15,888,544)	44,526
3,690,349	2,369,678	(12,192,246)	409,798	(4,007,088)	142,990
$66,383,041	$5,077,915	$87,366,110	$1,472,694	$112,085,132	$1,013,662

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net assets as of January 1, 2016	$16,983,602	$35,402,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(240,478)	(417,513)
Total realized gains (losses) on investments	1,359,449	3,547,505
Change in net unrealized appreciation or depreciation of investments	(1,257,312)	(7,270,684)
Net gains (losses) on investments	(138,341)	(4,140,692)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(138,341)	(4,140,692)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,730,658	3,654,681
Administration charges	(14,952)	(10,240)
Contingent sales charges	(12,594)	(21,632)
Contract terminations	(1,100,436)	(1,890,151)
Death benefit payments	(59,886)	(7,670)
Flexible withdrawal option payments	(178,992)	(265,941)
Transfers to other contracts	(2,701,992)	(7,803,286)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(338,194)	(6,344,239)
Total increase (decrease)	(476,535)	(10,484,931)
Net assets as of December 31, 2016	16,507,067	24,917,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(286,678)	(398,096)
Total realized gains (losses) on investments	1,414,233	2,947,066
Change in net unrealized appreciation or depreciation of investments	4,462,163	3,529,025
Net gains (losses) on investments	5,589,718	6,077,995
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	5,589,718	6,077,995
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,027,969	3,556,516
Administration charges	(18,793)	(11,638)
Contingent sales charges	(9,702)	(18,918)
Contract terminations	(1,227,767)	(2,394,010)
Death benefit payments	(38,345)	(65,568)
Flexible withdrawal option payments	(202,518)	(271,615)
Transfers to other contracts	(1,999,392)	(3,483,627)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(468,548)	(2,688,860)
Total increase (decrease)	5,121,170	3,389,135
Net assets as of December 31, 2017	$21,628,237	$28,306,947

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$1,072,128	$869,180	$—	$5,127,012

(14,487)	9,776	—	(70,199)
(38,664)	35,795	—	(518,970)
73,599	24,739	—	2,838,392
20,448	70,310	—	2,249,223
—	—	—	—
20,448	70,310	—	2,249,223

371,701	27,980	—	2,591,022
(614)	—	—	(626)
(408)	(98)	—	(4,370)
(143,578)	(74,885)	—	(452,858)
—	(8,812)	—	(18,883)
(1,442)	(9,457)	—	(43,067)
(133,095)	(20,661)	—	(1,430,937)
—	—	—	—
92,564	(85,933)	—	640,281
113,012	(15,623)	—	2,889,504
1,185,140	853,557	—	8,016,516

(20,464)	6,783	(29)	(89,672)
(3,741)	17,515	—	(676,405)
16,653	117,643	28	441,557
(7,552)	141,941	(1)	(324,520)
—	—	—	—
(7,552)	141,941	(1)	(324,520)

1,018,206	6,737	6,000	1,072,954
(885)	—	—	(684)
(168)	(97)	—	(3,339)
(42,932)	(96,379)	—	(483,605)
—	—	—	(8,205)
(10,804)	(8,038)	—	(43,897)
(114,625)	(7,081)	—	(2,387,285)
—	—	—	—
848,792	(104,858)	6,000	(1,854,061)
841,240	37,083	5,999	(2,178,581)
$2,026,380	$890,640	$5,999	$5,837,935

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2017, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (12)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (8)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Multi-Asset Income Account (10)
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Principal Variable Contracts Funds, Inc. – Class 2: (1)
Core Plus Bond Account (8)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account (3)
Diversified Balanced Volatility Control Account (11)
Diversified Growth Account
Diversified Growth Managed Volatility Account (3)
Diversified Growth Volatility Control Account (11)
Diversified Income Account
Diversified International Account (6)
Equity Income Account (6)
Government & High Quality Bond Account (6)
Income Account (8)
International Emerging Markets Account (8)
LargeCap Growth Account (6)
LargeCap Growth Account I (8)
LargeCap S&P 500 Index Account (8)
LargeCap Value Account (8)
Multi-Asset Income Account (10)
Principal Capital Appreciation Account (6)
Principal LifeTime 2020 Account (8)
Principal LifeTime 2030 Account (8)
Principal LifeTime 2040 Account (8)
Principal LifeTime 2050 Account (8)
Real Estate Securities Account (6)
Short-Term Income Account (6)
SmallCap Account (7)
SAM Balanced Portfolio (6)
SAM Conservative Balanced Portfolio (6)
SAM Conservative Growth Portfolio (6)
SAM Flexible Income Portfolio (6)
SAM Strategic Growth Portfolio (6)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (2)
Alps/Red Rocks Listed Private Equity – Class III (8)
American Century Investments®:
VP Capital Appreciation Fund – Class I (4)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

American Funds Insurance Series:
Asset Allocation Fund – Class 2 (10)
Asset Allocation Fund – Class 4 (8)
Blue Chip Income and Growth Fund – Class 2 (10)
Blue Chip Income and Growth Fund – Class 4 (6)
Global Small Capitalization Fund – Class 2 (5)
Global Small Capitalization Fund – Class 4 (6)
High-Income Bond Fund – Class 2 (5)
Managed Risk Asset Allocation Fund – Class P2 (6)
Managed Risk Growth Fund – Class P2 (6)
Managed Risk International Fund – Class P2 (6)
New World Fund – Class 2 (5)
New World Fund – Class 4 (6)
BlackRock Variable Insurance Funds:
Advantage U.S Total Market V.I. Fund – Class III (8) (15)
Global Allocation V.I. Fund– Class III (8)
iShares Alternative Strategies V.I – Class III (8)
iShares Dynamic Allocation V.I. – Class III (8)
iShares Dynamic Fixed Income V.I. – Class III (8)
iShares Equity Appreciation V.I. – Class III (8)
Calvert VP Portfolio:
EAFE International Index – Class F (6)
Russell 2000 Small Cap Index – Class F (6)
S&P MidCap 400 Index – Class F (6)
ClearBridge Variable Small Cap Growth Portfolio – Class II (8)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (8)
Small Cap Value – Class 2 (8)
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class (8)
Small Cap Value – Service Class (2)
Deutsche Variable Series II:
Alternative Asset Allocation VIP – Class B (6)
Equity 500 Index VIP – Class B2 (6)
Small Mid Cap Value VIP – Class B (2)
Dreyfus Investment Portfolios:
MidCap Stock Portfolio – Service Shares (8)
Technology Growth Portfolio – Service Shares
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class (9)
Government Money Market Portfolio – Service Class (9)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (5)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2 (6)
Franklin Rising Dividends VIP Fund – Class 4 (6)
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (6)
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (6)
Multi-Strategy Alternatives Portfolio – Service Shares (8)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (6)
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F (6)
Global Managed Futures Strategy Fund (6)
Long Short Equity Fund (6)
Multi-Hedge Strategies Fund (6)
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares (6)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (6)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (6)
Mid Cap Growth Fund – Series I Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares (13)
Flexible Bond Portfolio – Service Shares (6) (14)
MFS®:
International Value Portfolio – Service Class (6)
New Discovery Portfolio – Service Class (2)
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I
Mid Cap Growth Portfolio – Class S (8)
Socially Responsive Portfolio – Class I
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares (2)
PIMCO:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (8)
Commodity Real Return Strategy Portfolio – Class M (8)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (8)
Total Return Portfolio – Administrative Class

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Rydex V.I. Fund:
Basic Materials Fund (8)
Commodities Strategy Fund (6)
NASDAQ 100 Fund (6)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL (8)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, May 20, 2013.

(3)	Commencement of operations, December 2, 2013

(4)	Commencement of operations, April 24, 2014.

(5)	Commencement of operations, May 17, 2014.

(6)	Commencement of operations, November 10, 2014.

(7)	Commencement of operations, April 17, 2015.

(8)	Commencement of operations, May 18, 2015.

(9)	Commencement of operations, February 8, 2016.

(10)	Commencement of operations, May 23, 2016.

(11)	Commencement of operations, April 6, 2017.

(12)	Commencement of operations, May 26, 2017.
(13) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(14) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.
(15) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.

Commencement of operations date is the date the division became available to contractholders.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

During 2017, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 27, 2017	Balanced Class 1 Division	Diversified Balanced Class 1 Division	$27,697,338

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•	Bankers Flexible Annuity;

•	Pension Builder Plus;

•	Pension Builder Plus-Rollover IRA;

•	Personal Variable;

•	Premier Variable;

•	Principal Freedom Variable Annuity;

•	Principal Freedom Variable Annuity 2;

•	Principal Investment Plus Variable Annuity;

•	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider;

•	Principal Lifetime Income Solutions;

•	Principal Lifetime Income Solutions II;

•	Principal Pivot Series Variable Annuity;

•	Principal Pivot Series Variable Annuity with Liquidity Max Rider;

•	Principal Pivot Series Variable Annuity V2;

•	The Principal Variable Annuity and

•	The Principal Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Transactions Affecting Comparability
Certain amounts within the statements of assets and liabilities and notes as of and for the year ending December 31, 2016, have been aggregated to eliminate product level detail to conform to 2017 presentation.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2017. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out (“FIFO”) method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date. The NAV as of December 31, 2017, does not reflect $17,097,244 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Principal Lifetime Income Solutions IISM – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2017, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Accounts were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Accounts was 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts (in millions)
	First $500	Next $500	Next $1,000	Next $1,000	Over $3,000

LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts (in millions)
	First $2,000	Over $2,000

Government & High Quality Bond Account	0.50%	0.45%
Income Account	0.50%	0.45%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions through the period ended April 30, 2018. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I	0.016%

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2017 through December 31, 2017
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2018
Diversified Balanced Volatility Control Account	N/A	0.39^	April 30, 2018
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2018
Diversified Growth Volatility Control Account	N/A	0.39^	April 30, 2018
International Emerging Markets Account	1.35%	1.60	April 30, 2018
Multi-Asset Income Account	0.08	0.33	April 30, 2018

^Period from March 31, 2017 to December 31, 2017

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2018.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2017:

	2017
Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$246,403	$830,521

AllianceBernstein Small/Mid Cap Value Class A	$2,102,798	$1,325,064

Alps/Red Rocks Listed Private Equity Class III	$93,044	$15,783

American Century VP Capital Appreciation Class I	$611,604	$811,988

American Century VP Income & Growth Class I	$822,102	$2,146,332

American Century VP Inflation Protection Class II	$7,220,025	$10,423,403

American Century VP Mid Cap Value Class II	$1,900,029	$2,196,327

American Century VP Ultra Class I	$425,367	$501,522

American Century VP Ultra Class II	$2,982,177	$9,365,460

American Century VP Value Class II	$1,098,249	$2,469,042

American Funds Insurance Series Asset Allocation Fund Class 2	$982,375	$152,954

American Funds Insurance Series Asset Allocation Fund Class 4	$1,543,826	$377,257

American Funds Insurance Series Blue Chip Income and Growth Class 2	$1,937,713	$863,494

American Funds Insurance Series Blue Chip Income and Growth Class 4	$990,252	$130,600

American Funds Insurance Series Global Small Capitalization Fund Class 2	$192,741	$196,733

American Funds Insurance Series Global Small Capitalization Fund Class 4	$223,945	$39,610

American Funds Insurance Series High-Income Bond Class 2	$757,062	$638,452

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$513,008	$42,198

American Funds Insurance Series Managed Risk Growth Fund Class P2	$447,335	$16,659

American Funds Insurance Series Managed Risk International Fund Class P2	$68,653	$4,872

American Funds Insurance Series New World Fund Class 2	$509,875	$341,590

American Funds Insurance Series New World Fund Class 4	$328,483	$64,185

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

BlackRock Advantage U.S. Total Market Class III	$172,303	$28,876

BlackRock Global Allocation Class III	$246,878	$90,809

BlackRock iShares Alternative Strategies Class III	$157,990	$97,019

BlackRock iShares Dynamic Allocation Class III	$142,135	$3,411

BlackRock iShares Dynamic Fixed Income Class III	$257,972	$391,576

BlackRock iShares Equity Appreciation Class III	$238,705	$47,807

Calvert EAFE International Index Class F	$88,361	$1,749

Calvert Russell 2000 Small Cap Index Class F	$642,156	$58,095

Calvert S&P MidCap 400 Index Class F	$1,253,668	$173,024

ClearBridge Small Cap Growth Class II	$331,428	$4,707

Columbia Limited Duration Credit Class 2	$130,108	$106,623

Columbia Small Cap Value Class 2	$260,405	$53,789

Core Plus Bond Class 1	$17,326,280	$26,354,480

Core Plus Bond Class 2	$441,228	$75,787

Delaware Limited Term Diversified Income Service Class	$188,195	$820,020

Delaware Small Cap Value Service Class	$1,223,784	$918,658

Deutsche Alternative Asset Allocation Class B	$3,094	$7,021

Deutsche Equity 500 Index Class B2	$448,281	$192,606

Deutsche Small Mid Cap Value Class B	$193,559	$193,282

Diversified Balanced Class 1	$28,840,105	$2,489,472

Diversified Balanced Class 2	$97,283,513	$156,026,627

Diversified Balanced Managed Volatility Class 2	$20,628,010	$22,941,544

Diversified Balanced Volatility Control Class 2	$35,716,555	$552,963

Diversified Growth Class 2	$339,134,603	$375,711,774

Diversified Growth Managed Volatility Class 2	$43,135,581	$37,093,254

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Diversified Growth Volatility Control Class 2	$167,237,044	$3,355,725

Diversified Income Class 2	$68,430,805	$69,970,718

Diversified International Class 1	$7,433,046	$24,090,248

Diversified International Class 2	$552,870	$136,343

Dreyfus IP MidCap Stock Service Shares	$55,374	$15,427

Dreyfus IP Technology Growth Service Shares	$3,425,234	$2,086,320

Equity Income Class 1	$19,341,492	$44,314,567

Equity Income Class 2	$1,205,289	$170,554

Fidelity VIP Contrafund Service Class	$3,542,103	$6,448,561

Fidelity VIP Contrafund Service Class 2	$7,298,669	$9,636,397

Fidelity VIP Equity-Income Service Class 2	$2,631,479	$4,993,700

Fidelity VIP Government Money Market Initial Class	$18,550,028	$31,480,479

Fidelity VIP Government Money Market Service Class	$7,566,564	$8,347,316

Fidelity VIP Growth Service Class	$1,838,453	$1,897,629

Fidelity VIP Growth Service Class 2	$2,126,396	$1,764,604

Fidelity VIP Mid Cap Service Class	$31,194	$5,801

Fidelity VIP Mid Cap Service Class 2	$4,842,591	$3,437,287

Fidelity VIP Overseas Service Class 2	$3,104,704	$7,991,735

Franklin Global Real Estate VIP Class 2	$134,059	$75,509

Franklin Rising Dividends VIP Class 4	$533,156	$141,702

Franklin Small Cap Value VIP Class 2	$1,201,688	$1,949,075

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,802,754	$3,110,242

Goldman Sachs VIT Mid Cap Value Service Shares	$134,253	$55,055

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$1,553	$12

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,200,237	$1,222,967

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$104,587	$14,667

Government & High Quality Bond Class 1	$13,920,145	$23,585,550

Government & High Quality Bond Class 2	$434,241	$326,416

Guggenheim Floating Rate Strategies Series F	$1,325,903	$1,107,085

Guggenheim Investments Global Managed Futures Strategy	$7,949	$41,413

Guggenheim Investments Long Short Equity	$21,258	$24,897

Guggenheim Investments Multi-Hedge Strategies	$109,466	$28,761

Income Class 1	$1,668,407	$1,269,502

Income Class 2	$646,631	$228,364

International Emerging Markets Class 1	$6,064,397	$13,951,405

International Emerging Markets Class 2	$802,742	$88,846

Invesco American Franchise Series I	$529,124	$618,546

Invesco Balanced-Risk Allocation Series II	$73,648	$9,834

Invesco Core Equity Series I	$1,472,174	$2,658,311

Invesco Global Health Care Series I	$1,000,424	$1,718,318

Invesco Global Health Care Series II	$324,290	$124,788

Invesco International Growth Series I	$901,997	$2,737,702

Invesco International Growth Series II	$200,672	$52,411

Invesco Mid Cap Growth Series I	$255,793	$311,388

Invesco Small Cap Equity Series I	$898,075	$1,421,029

Invesco Technology Series I	$979,299	$736,127

Invesco Value Opportunities Series I	$263,789	$1,125,146

Janus Henderson Enterprise Service Shares	$1,072,357	$1,590,324

Janus Henderson Flexible Bond Service Shares	$654,078	$434,733

LargeCap Growth Class 1	$2,280,227	$7,420,329

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

LargeCap Growth Class 2	$315,628	$62,217

LargeCap Growth I Class 1	$8,664,315	$15,883,862

LargeCap Growth I Class 2	$543,250	$35,435

LargeCap S&P 500 Index Class 1	$12,179,905	$16,193,491

LargeCap S&P 500 Index Class 2	$2,411,459	$215,570

LargeCap Value Class 1	$7,549,481	$11,117,384

LargeCap Value Class 2	$258,177	$3,611

MFS International Value Service Class	$3,935,574	$1,627,469

MFS New Discovery Service Class	$328,609	$118,069

MFS Utilities Service Class	$2,306,094	$2,029,766

MFS Value Service Class	$1,415,147	$1,577,702

MidCap Class 1	$35,554,851	$60,913,933

Multi-Asset Income Class 1	$10,500	$34,996

Multi-Asset Income Class 2	$13,763	$2

Neuberger Berman AMT Large Cap Value Class I	$380,795	$1,241,359

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$410,479	$754,777

Neuberger Berman AMT Socially Responsive Class I	$390,603	$1,169,764

Oppenheimer Main Street Small Cap Service Shares	$118,391	$112,697

PIMCO All Asset Administrative Class	$426,011	$885,425

PIMCO All Asset Advisor Class	$41,994	$1,644

PIMCO Commodity Real Return Strategy M Class	$1,642	$1,739

PIMCO High Yield Administrative Class	$4,399,258	$4,322,321

PIMCO Low Duration Advisor Class	$230,701	$153,136

PIMCO Total Return Administrative Class	$4,714,220	$5,406,601

Principal Capital Appreciation Class 1	$6,041,105	$22,627,910

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Principal Capital Appreciation Class 2	$553,013	$102,366

Principal LifeTime 2010 Class 1	$1,578,518	$6,054,636

Principal LifeTime 2020 Class 1	$6,143,956	$20,632,123

Principal LifeTime 2020 Class 2	$644,105	$3,853

Principal LifeTime 2030 Class 1	$10,348,169	$16,219,538

Principal LifeTime 2030 Class 2	$787,901	$67,498

Principal LifeTime 2040 Class 1	$818,909	$1,944,846

Principal LifeTime 2040 Class 2	$240,179	$23,990

Principal LifeTime 2050 Class 1	$1,011,613	$800,906

Principal LifeTime 2050 Class 2	$655,076	$22,798

Principal LifeTime Strategic Income Class 1	$1,464,991	$3,309,759

Real Estate Securities Class 1	$14,174,121	$14,511,324

Real Estate Securities Class 2	$1,057,063	$2,411,572

Rydex Basic Materials	$52,170	$25,033

Rydex Commodities Strategy	$106,385	$113,952

Rydex NASDAQ 100	$728,253	$97,071

SAM Balanced Portfolio Class 1	$57,594,690	$115,250,111

SAM Balanced Portfolio Class 2	$5,833,493	$853,959

SAM Conservative Balanced Portfolio Class 1	$12,304,699	$31,242,358

SAM Conservative Balanced Portfolio Class 2	$2,776,245	$875,652

SAM Conservative Growth Portfolio Class 1	$10,566,912	$17,601,930

SAM Conservative Growth Portfolio Class 2	$2,656,779	$960,952

SAM Flexible Income Portfolio Class 1	$26,539,181	$37,606,170

SAM Flexible Income Portfolio Class 2	$5,309,178	$1,683,137

SAM Strategic Growth Portfolio Class 1	$7,432,229	$14,061,282

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

SAM Strategic Growth Portfolio Class 2	$2,225,792	$413,369

Short-Term Income Class 1	$14,104,508	$26,753,441

Short-Term Income Class 2	$2,710,743	$2,309,598

SmallCap Class 1	$5,919,396	$22,870,399

SmallCap Class 2	$367,419	$331,719

T. Rowe Price Blue Chip Growth Portfolio II	$3,283,601	$3,783,195

T. Rowe Price Health Sciences Portfolio II	$4,730,730	$6,643,471

Templeton Global Bond VIP Class 4	$1,023,294	$189,878

Templeton Growth VIP Class 2	$20,991	$119,066

The Merger Fund	$6,000	$29

VanEck Global Hard Assets Class S	$1,072,955	$3,016,687

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein Small Cap Growth Class A	8,090	26,022	(17,932)	19,174	37,800	(18,626)

AllianceBernstein Small/Mid Cap Value Class A	130,258	87,939	42,319	105,872	59,353	46,519

Alps/Red Rocks Listed Private Equity Class III	8,038	1,461	6,577	670	162	508

American Century VP Capital Appreciation Class I	29,308	66,232	(36,924)	46,719	63,241	(16,522)

American Century VP Income & Growth Class I	15,496	101,153	(85,657)	14,192	128,081	(113,889)

American Century VP Inflation Protection Class II	470,731	753,224	(282,493)	389,792	978,306	(588,514)

American Century VP Mid Cap Value Class II	67,793	88,495	(20,702)	183,398	104,636	78,762

American Century VP Ultra Class I	12,818	23,101	(10,283)	12,550	51,335	(38,785)

American Century VP Ultra Class II	54,487	388,942	(334,455)	227,197	488,806	(261,609)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

American Century VP Value Class II	53,733	97,731	(43,998)	45,369	125,002	(79,633)

American Funds Insurance Series Asset Allocation Fund Class 2	78,815	11,403	67,412	83,125	513	82,612

American Funds Insurance Series Asset Allocation Fund Class 4	140,157	35,014	105,143	18,106	44,093	(25,987)

American Funds Insurance Series Blue Chip Income and Growth Class 2	152,791	70,280	82,511	155,981	4,207	151,774

American Funds Insurance Series Blue Chip Income and Growth Class 4	85,087	9,433	75,654	73,423	72,729	694

American Funds Insurance Series Global Small Capitalization Fund Class 2	17,391	18,125	(734)	36,137	20,886	15,251

American Funds Insurance Series Global Small Capitalization Fund Class 4	19,831	3,301	16,530	44,950	43,627	1,323

American Funds Insurance Series High-Income Bond Class 2	61,936	57,682	4,254	105,936	18,860	87,076

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	47,546	3,419	44,127	23,633	3,163	20,470

American Funds Insurance Series Managed Risk Growth Fund Class P2	40,380	1,132	39,248	1,715	259	1,456

American Funds Insurance Series Managed Risk International Fund Class P2	6,123	418	5,705	953	295	658

American Funds Insurance Series New World Fund Class 2	48,098	30,010	18,088	90,542	10,422	80,120

American Funds Insurance Series New World Fund Class 4	30,253	5,815	24,438	4,013	12,945	(8,932)

BlackRock Advantage U.S. Total Market Class III	12,516	2,557	9,959	2,745	17	2,728

BlackRock Global Allocation Class III	21,262	7,222	14,040	54,412	5,828	48,584

BlackRock iShares Alternative Strategies Class III	13,582	8,479	5,103	60,417	9,306	51,111

BlackRock iShares Dynamic Allocation Class III	13,385	62	13,323	4,602	5	4,597

BlackRock iShares Dynamic Fixed Income Class III	24,551	38,592	(14,041)	86,135	9,195	76,940

BlackRock iShares Equity Appreciation Class III	22,491	3,621	18,870	42,240	1,578	40,662

Calvert EAFE International Index Class F	7,803	134	7,669	948	531	417

Calvert Russell 2000 Small Cap Index Class F	57,242	4,512	52,730	11,741	8,942	2,799

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Calvert S&P MidCap 400 Index Class F	111,676	13,824	97,852	26,897	11,257	15,640

ClearBridge Small Cap Growth Class II	30,202	233	29,969	434	58	376

Columbia Limited Duration Credit Class 2	12,628	10,418	2,210	13,018	9,011	4,007

Columbia Small Cap Value Class 2	22,072	4,085	17,987	15,840	3,639	12,201

Core Plus Bond Class 1	782,095	1,115,469	(333,374)	555,470	1,272,470	(717,000)

Core Plus Bond Class 2	42,452	6,973	35,479	21,390	1,114	20,276

Delaware Limited Term Diversified Income Service Class	17,689	81,438	(63,749)	115,337	44,240	71,097

Delaware Small Cap Value Service Class	76,924	60,580	16,344	90,287	23,280	67,007

Deutsche Alternative Asset Allocation Class B	230	673	(443)	416	337	79

Deutsche Equity 500 Index Class B2	35,570	15,164	20,406	32,221	16,644	15,577

Deutsche Small Mid Cap Value Class B	14,201	13,435	766	26,738	21,335	5,403

Diversified Balanced Class 1	2,786,389	207,848	2,578,541	—	—	—

Diversified Balanced Class 2	4,386,328	9,056,102	(4,669,774)	9,278,675	8,359,081	919,594

Diversified Balanced Managed Volatility Class 2	1,525,101	1,790,536	(265,435)	3,745,857	1,588,893	2,156,964

Diversified Balanced Volatility Control Class 2	3,440,732	35,814	3,404,918	—	—	—

Diversified Growth Class 2	14,052,113	18,979,407	(4,927,294)	28,355,581	17,396,584	10,958,997

Diversified Growth Managed Volatility Class 2	3,157,350	2,738,562	418,788	6,346,908	2,246,096	4,100,812

Diversified Growth Volatility Control Class 2	15,973,893	239,033	15,734,860	—	—	—

Diversified Income Class 2	5,119,824	5,307,869	(188,045)	7,820,864	3,929,958	3,890,906

Diversified International Class 1	257,039	828,721	(571,682)	357,851	1,003,551	(645,700)

Diversified International Class 2	48,821	12,390	36,431	1,957	3,104	(1,147)

Dreyfus IP MidCap Stock Service Shares	5,087	1,248	3,839	39,624	34,369	5,255

Dreyfus IP Technology Growth Service Shares	102,477	67,755	34,722	69,191	64,851	4,340

Equity Income Class 1	361,630	2,407,337	(2,045,707)	827,173	3,204,543	(2,377,370)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Equity Income Class 2	99,843	12,968	86,875	33,436	22,823	10,613

Fidelity VIP Contrafund Service Class	39,724	218,292	(178,568)	43,092	262,828	(219,736)

Fidelity VIP Contrafund Service Class 2	227,096	348,457	(121,361)	246,884	482,874	(235,990)

Fidelity VIP Equity-Income Service Class 2	74,239	225,999	(151,760)	122,564	375,575	(253,011)

Fidelity VIP Government Money Market Initial Class	2,425,452	3,969,390	(1,543,938)	12,292,950	3,466,297	8,826,653

Fidelity VIP Government Money Market Service Class	846,823	927,807	(80,984)	712,377	321,086	391,291

Fidelity VIP Growth Service Class	44,750	93,791	(49,041)	48,024	186,515	(138,491)

Fidelity VIP Growth Service Class 2	57,747	65,923	(8,176)	74,053	124,899	(50,846)

Fidelity VIP Mid Cap Service Class	—	—	—	42,103	—	42,103

Fidelity VIP Mid Cap Service Class 2	195,028	110,340	84,688	192,646	192,022	624

Fidelity VIP Overseas Service Class 2	189,211	433,308	(244,097)	329,707	538,618	(208,911)

Franklin Global Real Estate VIP Class 2	11,222	6,593	4,629	21,705	8,872	12,833

Franklin Rising Dividends VIP Class 4	43,431	10,889	32,542	34,730	10,770	23,960

Franklin Small Cap Value VIP Class 2	37,888	85,046	(47,158)	101,603	39,684	61,919

Goldman Sachs VIT Mid Cap Value Institutional Shares	38,957	116,098	(77,141)	60,595	163,011	(102,416)

Goldman Sachs VIT Mid Cap Value Service Shares	9,962	4,618	5,344	11,305	17,727	(6,422)

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	151	—	151	66	1,372	(1,306)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	19,333	51,458	(32,125)	38,089	66,389	(28,300)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	8,065	1,035	7,030	22,527	25,039	(2,512)

Government & High Quality Bond Class 1	1,090,569	1,938,374	(847,805)	1,361,200	2,274,209	(913,009)

Government & High Quality Bond Class 2	37,767	30,673	7,094	81,999	48,663	33,336

Guggenheim Floating Rate Strategies Series F	123,324	104,690	18,634	91,943	19,309	72,634

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Guggenheim Investments Global Managed Futures Strategy	694	4,522	(3,828)	10,761	4,707	6,054

Guggenheim Investments Long Short Equity	1,995	2,220	(225)	5,531	10,500	(4,969)

Guggenheim Investments Multi-Hedge Strategies	10,999	2,213	8,786	39,467	3,560	35,907

Income Class 1	140,915	116,754	24,161	451,944	49,985	401,959

Income Class 2	60,422	21,258	39,164	80,795	38,392	42,403

International Emerging Markets Class 1	170,363	380,913	(210,550)	223,845	396,060	(172,215)

International Emerging Markets Class 2	70,689	7,528	63,161	9,750	255	9,495

Invesco American Franchise Series I	10,748	32,433	(21,685)	15,513	51,019	(35,506)

Invesco Balanced-Risk Allocation Series II	4,998	653	4,345	3,731	4,453	(722)

Invesco Core Equity Series I	26,157	145,327	(119,170)	17,918	174,924	(157,006)

Invesco Global Health Care Series I	40,163	75,605	(35,442)	62,492	134,473	(71,981)

Invesco Global Health Care Series II	26,037	11,115	14,922	69,326	63,552	5,774

Invesco International Growth Series I	66,347	220,947	(154,600)	119,910	167,734	(47,824)

Invesco International Growth Series II	18,659	4,566	14,093	11,967	12,298	(331)

Invesco Mid Cap Growth Series I	11,363	18,641	(7,278)	8,655	43,120	(34,465)

Invesco Small Cap Equity Series I	22,635	52,815	(30,180)	32,352	77,087	(44,735)

Invesco Technology Series I	69,109	60,860	8,249	28,113	101,139	(73,026)

Invesco Value Opportunities Series I	15,154	65,321	(50,167)	43,395	84,611	(41,216)

Janus Henderson Enterprise Service Shares	36,338	90,263	(53,925)	33,170	94,896	(61,726)

Janus Henderson Flexible Bond Service Shares	59,596	40,526	19,070	138,726	24,669	114,057

LargeCap Growth Class 1	202,409	366,442	(164,033)	397,353	744,841	(347,488)

LargeCap Growth Class 2	27,554	4,956	22,598	37,340	48,175	(10,835)

LargeCap Growth I Class 1	73,242	250,520	(177,278)	104,487	307,618	(203,131)

LargeCap Growth I Class 2	46,493	2,764	43,729	42,557	78,914	(36,357)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

LargeCap S&P 500 Index Class 1	484,735	810,072	(325,337)	566,256	1,025,061	(458,805)

LargeCap S&P 500 Index Class 2	219,461	16,928	202,533	71,692	15,002	56,690

LargeCap Value Class 1	96,434	435,845	(339,411)	174,877	510,351	(335,474)

LargeCap Value Class 2	23,193	192	23,001	4,413	30	4,383

MFS International Value Service Class	347,657	135,563	212,094	271,607	95,983	175,624

MFS New Discovery Service Class	25,206	8,194	17,012	23,048	50,260	(27,212)

MFS Utilities Service Class	104,652	86,993	17,659	159,998	160,546	(548)

MFS Value Service Class	42,239	58,950	(16,711)	84,187	84,864	(677)

MidCap Class 1	156,879	644,956	(488,077)	201,033	764,691	(563,658)

Multi-Asset Income Class 1	666	3,058	(2,392)	20,244	3,847	16,397

Multi-Asset Income Class 2	1,293	—	1,293	—	—	—

Neuberger Berman AMT Large Cap Value Class I	10,840	54,522	(43,682)	52,557	56,715	(4,158)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	32,547	65,866	(33,319)	40,668	78,415	(37,747)

Neuberger Berman AMT Socially Responsive Class I	8,641	46,059	(37,418)	16,060	58,378	(42,318)

Oppenheimer Main Street Small Cap Service Shares	5,703	7,148	(1,445)	9,521	16,591	(7,070)

PIMCO All Asset Administrative Class	16,906	54,734	(37,828)	30,834	85,123	(54,289)

PIMCO All Asset Advisor Class	3,696	71	3,625	5,461	55	5,406

PIMCO Commodity Real Return Strategy M Class	61	204	(143)	3,989	4,293	(304)

PIMCO High Yield Administrative Class	248,859	264,839	(15,980)	545,176	278,960	266,216

PIMCO Low Duration Advisor Class	22,717	15,055	7,662	32,184	36,759	(4,575)

PIMCO Total Return Administrative Class	340,650	394,680	(54,030)	321,244	433,023	(111,779)

Principal Capital Appreciation Class 1	278,742	1,283,807	(1,005,065)	529,167	1,661,077	(1,131,910)

Principal Capital Appreciation Class 2	51,702	8,125	43,577	56,018	78,250	(22,232)

Principal LifeTime 2010 Class 1	40,546	352,643	(312,097)	161,091	337,121	(176,030)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Principal LifeTime 2020 Class 1	161,311	1,064,100	(902,789)	568,033	1,469,201	(901,168)

Principal LifeTime 2020 Class 2	59,929	167	59,762	49	51	(2)

Principal LifeTime 2030 Class 1	459,285	859,247	(399,962)	251,892	656,871	(404,979)

Principal LifeTime 2030 Class 2	73,243	5,974	67,269	7,179	487	6,692

Principal LifeTime 2040 Class 1	26,615	90,672	(64,057)	73,100	94,981	(21,881)

Principal LifeTime 2040 Class 2	22,362	1,829	20,533	16,562	4,110	12,452

Principal LifeTime 2050 Class 1	40,406	33,401	7,005	50,393	54,278	(3,885)

Principal LifeTime 2050 Class 2	60,727	1,756	58,971	5,957	4	5,953

Principal LifeTime Strategic Income Class 1	75,190	215,833	(140,643)	99,349	209,337	(109,988)

Real Estate Securities Class 1	101,184	245,028	(143,844)	177,113	310,479	(133,366)

Real Estate Securities Class 2	77,418	196,741	(119,323)	238,599	61,970	176,629

Rydex Basic Materials	4,761	1,810	2,951	34,277	109	34,168

Rydex Commodities Strategy	15,953	18,417	(2,464)	70,825	37,596	33,229

Rydex NASDAQ 100	58,580	6,671	51,909	11,827	20,061	(8,234)

SAM Balanced Portfolio Class 1	2,214,772	7,060,953	(4,846,181)	2,645,443	8,897,795	(6,252,352)

SAM Balanced Portfolio Class 2	525,095	72,220	452,875	158,319	188,004	(29,685)

SAM Conservative Balanced Portfolio Class 1	493,623	1,974,838	(1,481,215)	760,438	2,231,746	(1,471,308)

SAM Conservative Balanced Portfolio Class 2	251,948	77,568	174,380	27,459	34,392	(6,933)

SAM Conservative Growth Portfolio Class 1	442,151	1,054,762	(612,611)	908,850	1,455,752	(546,902)

SAM Conservative Growth Portfolio Class 2	223,616	79,279	144,337	80,319	81,406	(1,087)

SAM Flexible Income Portfolio Class 1	1,358,784	2,411,551	(1,052,767)	1,576,516	2,695,598	(1,119,082)

SAM Flexible Income Portfolio Class 2	491,145	152,680	338,465	122,052	157,100	(35,048)

SAM Strategic Growth Portfolio Class 1	320,250	868,588	(548,338)	518,092	1,046,120	(528,028)

SAM Strategic Growth Portfolio Class 2	192,987	33,503	159,484	150,782	54,501	96,281

Short-Term Income Class 1	1,053,629	2,181,704	(1,128,075)	1,522,747	2,371,018	(848,271)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Short-Term Income Class 2	268,088	227,683	40,405	93,423	65,151	28,272

SmallCap Class 1	240,963	926,398	(685,435)	352,269	1,178,563	(826,294)

SmallCap Class 2	35,213	30,073	5,140	36,895	40,500	(3,605)

T. Rowe Price Blue Chip Growth Portfolio II	110,273	126,092	(15,819)	166,014	179,791	(13,777)

T. Rowe Price Health Sciences Portfolio II	72,873	128,500	(55,627)	83,450	229,063	(145,613)

Templeton Global Bond VIP Class 4	104,439	17,639	86,800	40,938	31,062	9,876

Templeton Growth VIP Class 2	298	4,784	(4,486)	1,443	5,722	(4,279)

The Merger Fund	596	—	596	—	—	—

VanEck Global Hard Assets Class S	106,307	286,482	(180,175)	268,627	203,180	65,447

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2017, 2016, 2015, 2014 and 2013 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Small Cap Growth Class A:
2017	138	$34.86	to	$32.17	$4,775	—%	1.40% to 2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40% to 2.00%	4.98%	to	4.35%
2015	175	$25.10	to	$23.45	$4,350	—%	1.40% to 2.00%	(2.64)%	to	(3.18)%
2014	194	$25.78	to	$24.22	$4,945	—%	1.40% to 2.00%	(3.16)%	to	(3.77)%
2013	236	$26.62	to	$25.17	$6,183	—%	1.40% to 2.00%	43.74%	to	42.93%

AllianceBernstein Small/Mid Cap Value Class A:
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30% to 2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30% to 2.00%	23.43%	to	22.62%
2015	243	$11.44	to	$11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)%	to	(7.34)%
2014	190	$12.26	to	$12.12	$2,320	0.76%	1.30% to 2.00%	7.83%	to	7.07%
2013 (4)	95	$11.37	to	$11.32	$1,075	0.35%	1.30% to 2.00%	13.25%	to	12.75%

Alps/Red Rocks Listed Private Equity Class III:
2017	10	$11.65	to	$11.77	$114	3.34%	1.00% to 1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15% to 1.40%	6.79%	to	6.47%
2015 (10)	3	$8.98	to	$8.97	$24	0.22%	1.15% to 1.40%	(10.02)%	to	(10.12)%

American Century VP Capital Appreciation Class I:
2017	177	$13.27	to	$12.98	$2,339	—%	1.40% to 2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40% to 2.00%	1.84%	to	1.21%
2015	230	$10.85	to	$10.74	$2,496	—%	1.40% to 2.00%	0.46%	to	(0.09)%
2014 (6)	241	$10.80	to	$10.75	$2,604	—%	1.40% to 2.00%	9.87%	to	9.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Income & Growth Class I:
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85% to 1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85% to 1.90%	12.53%	to	11.38%
2015	699	$17.24	to	$14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)%	to	(7.43)%
2014	816	$18.42	to	$16.14	$14,436	2.03%	0.85% to 1.90%	11.50%	to	10.40%
2013	942	$16.52	to	$14.62	$14,985	2.19%	0.85% to 1.90%	34.75%	to	33.27%

American Century VP Inflation Protection Class II:
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00% to 2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15% to 2.00%	3.24%	to	2.29%
2015	4,091	$9.58	to	$11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)%	to	(4.38)%
2014	5,003	$9.94	to	$12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)%	to	(1.23)%
2013	6,186	$12.87	to	$12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)%	to	(10.18)%

American Century VP Mid Cap Value Class II:
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30% to 2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30% to 2.00%	21.12%	to	20.28%
2015	349	$18.61	to	$17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)%	to	(3.49)%
2014	280	$19.15	to	$18.60	$5,329	1.02%	1.30% to 2.00%	14.74%	to	13.90%
2013	229	$16.69	to	$16.33	$3,815	1.05%	1.30% to 2.00%	28.29%	to	27.48%

American Century VP Ultra Class I:
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30% to 1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30% to 1.90%	3.10%	to	2.45%
2015	220	$16.46	to	$15.08	$3,618	0.45%	1.30% to 1.90%	4.91%	to	4.29%
2014	236	$15.69	to	$14.46	$3,696	0.39%	1.30% to 1.90%	8.58%	to	7.91%
2013	284	$14.45	to	$13.40	$4,100	0.56%	1.30% to 1.90%	35.30%	to	34.54%

American Century VP Ultra Class II:
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40% to 2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40% to 2.00%	2.90%	to	2.28%
2015	1,882	$19.29	to	$18.02	$36,158	0.32%	1.40% to 2.00%	4.55%	to	3.92%
2014	2,449	$18.45	to	$17.34	$44,865	0.24%	1.40% to 2.00%	8.27%	to	7.70%
2013	3,228	$17.04	to	$16.10	$54,398	0.43%	1.40% to 2.00%	35.13%	to	34.28%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Value Class II:
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00% to 1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15% to 1.90%	18.90%	to	18.00%
2015	787	$9.63	to	$18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)%	to	(5.79)%
2014	859	$10.15	to	$19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)%	to	10.74%
2013	1,035	$19.07	to	$17.79	$19,713	1.49%	1.30% to 1.90%	29.82%	to	29.10%

American Funds Insurance Series Asset Allocation Fund Class 2:
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30% to 2.00%	14.74%	to	13.85%
2016 (12)	83	$10.65	to	$10.61	$878	4.92%	1.30% to 2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00% to 1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15% to 1.40%	7.93%	to	7.64%
2015 (10)	83	$9.71	to	$9.69	$806	7.44%	1.15% to 1.40%	(2.90)%	to	(3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30% to 2.00%	15.46%	to	14.72%
2016 (12)	152	$11.19	to	$11.14	$1,696	5.19%	1.30% to 2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00% to 1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15% to 1.40%	17.06%	to	16.92%
2015	92	$9.79	to	$9.75	$900	2.51%	1.15% to 1.40%	(4.30)%	to	(4.60)%
2014 (8)	10	$10.23	to	$10.22	$104	6.39%	1.15% to 1.40%	(1.54)%	to	(1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30% to 2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30% to 2.00%	0.79%	to	—%
2015	91	$10.13	to	$8.71	$844	—%	1.30% to 2.00%	(0.98)%	to	(13.42)%
2014 (7)	9	$10.23	to	$10.20	$96	0.28%	1.30% to 1.90%	1.39%	to	1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2017	32	$11.67	to	$12.09	$374	0.35%	1.00% to 1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15% to 1.40%	0.62%	to	0.51%
2015	14	$9.75	to	$9.71	$133	—%	1.15% to 1.40%	(1.12)%	to	(1.42)%
2014 (8)	1	$9.86	to	$9.85	$8	0.15%	1.15% to 1.40%	0.20%	to	0.10%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series High-Income Bond Class 2:
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30% to 1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30% to 1.90%	16.12%	to	15.49%
2015	41	$8.87	to	$8.78	$364	6.87%	1.30% to 1.90%	(8.46)%	to	(9.02)%
2014 (7)	22	$9.69	to	$9.65	$211	10.12%	1.30% to 1.90%	(3.20)%	to	(3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2017	71	$10.86	to	$11.57	$794	0.64%	1.00% to 1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15% to 1.40%	6.09%	to	5.80%
2015	6	$9.69	to	$9.66	$62	1.57%	1.15% to 1.40%	(2.22)%	to	(2.42)%
2014 (8)	—	$9.91	to	$9.90	$—	—%	1.15% to 1.40%	(1.10)%	to	(1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2017	56	$11.53	to	$12.19	$658	0.29%	1.00% to 1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15% to 1.40%	1.33%	to	1.03%
2015	15	$9.74	to	$9.71	$148	—%	1.15% to 1.40%	(0.41)%	to	(0.72)%
2014 (8)	3			$9.78	$30	—%	1.15% to 1.40%	(1.61)%	to	(1.51)%

American Funds Insurance Series Managed Risk International Fund Class P2:
2017	11	$11.78	to	$10.54	$120	0.44%	1.00% to 1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15% to 1.40%	(4.13)%	to	(4.37)%
2015	4	$8.72	to	$8.69	$38	0.02%	1.15% to 1.40%	(7.53)%	to	(7.85)%
2014 (8)	2			$9.43	$18	—%	1.15% to 1.40%			(3.87)%

American Funds Insurance Series New World Fund Class 2:
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30% to 2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30% to 2.00%	3.91%	to	3.26%
2015	50	$8.69	to	$8.89	$441	0.67%	1.30% to 2.00%	(4.40)%	to	(10.83)%
2014 (7)	17	$9.09	to	$9.06	$152	2.00%	1.30% to 1.90%	(9.55)%	to	(9.85)%

American Funds Insurance Series New World Fund Class 4:
2017	61	$11.65	to	$11.30	$703	1.02%	1.00% to 1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15% to 1.40%	3.84%	to	3.62%
2015	46	$8.60	to	$8.57	$394	0.63%	1.15% to 1.40%	(4.44)%	to	(4.78)%
2014 (8)	6			$9.00	$52	7.63%	1.15% to 1.40%	(7.22)%	to	(7.12)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

BlackRock Advantage U.S. Total Market Class III:
2017 (17)	13	$11.64	to	$12.28	$150	2.43%	1.00% to 1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15% to 1.40%	22.00%	to	21.69%
2015 (10)	—	$9.00	to	$8.99	$1	0.94%	1.15% to 1.40%	(10.89)%	to	(10.99)%

BlackRock Global Allocation Class III:
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00% to 2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15% to 2.00%	2.69%	to	1.84%
2015 (10)	56	$9.30	to	$9.25	$522	1.85%	1.15% to 2.00%	(7.00)%	to	(7.50)%

BlackRock iShares Alternative Strategies Class III:
2017	70	$10.60	to	$10.61	$755	2.68%	1.00% to 2.00%	5.68%	to	10.18%
2016	65	$9.76	to	$9.63	$632	5.30%	1.15% to 2.00%	5.06%	to	4.22%
2015 (10)	14	$9.29	to	$9.24	$129	8.05%	1.15% to 2.00%	(6.82)%	to	(7.32)%

BlackRock iShares Dynamic Allocation Class III:
2017	25	$11.00	to	$10.65	$266	2.33%	1.00% to 2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15% to 2.00%	4.92%	to	4.07%
2015 (10)	7	$9.15	to	$9.10	$60	6.90%	1.15% to 2.00%	(8.32)%	to	(8.82)%

BlackRock iShares Dynamic Fixed Income Class III:
2017	74	$10.18	to	$9.93	$747	2.26%	1.00% to 2.00%	1.70%	to	1.53%
2016	88	$9.91	to	$9.78	$872	2.37%	1.15% to 2.00%	2.16%	to	1.35%
2015 (10)	11	$9.70	to	$9.65	$111	5.79%	1.15% to 2.00%	(2.71)%	to	(3.21)%

BlackRock iShares Equity Appreciation Class III:
2017	72	$11.51	to	$10.98	$806	1.76%	1.00% to 2.00%	14.64%	to	19.09%
2016	53	$9.34	to	$9.22	$497	2.22%	1.15% to 2.00%	7.73%	to	6.96%
2015 (10)	13	$8.67	to	$8.62	$111	6.14%	1.15% to 2.00%	(13.21)%	to	(13.71)%

Calvert EAFE International Index Class F:
2017	10	$11.56	to	$10.86	$111	1.76%	1.00% to 1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15% to 1.40%	(0.89)%	to	(1.12)%
2015	2	$8.98	to	$8.95	$15	0.04%	1.15% to 1.40%	(2.92)%	to	(3.24)%
2014 (8)	1			$9.25	$5	26.28%	1.15% to 1.40%	(4.05)%	to	(3.95)%

Calvert Russell 2000 Small Cap Index Class F:
2017	66	$11.34	to	$13.07	$773	1.15%	1.00% to 1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15% to 1.40%	19.29%	to	18.94%
2015	11	$9.80	to	$9.77	$103	—%	1.15% to 1.40%	(6.49)%	to	(6.69)%
2014 (8)	2	$10.48	to	$10.47	$21	2.65%	1.15% to 1.40%	1.45%	to	1.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Calvert S&P MidCap 400 Index Class F:
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00% to 1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15% to 1.40%	18.53%	to	18.28%
2015	49	$9.82	to	$9.79	$480	—%	1.15% to 1.40%	(4.01)%	to	(4.21)%
2014 (8)	3	$10.23	to	$10.22	$36	5.13%	1.15% to 1.40%			(0.10)%

ClearBridge Small Cap Growth Class II:
2017	31	$11.93	to	$12.04	$373	—%	1.00% to 1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15% to 1.40%	4.32%	to	4.01%
2015 (10)	1	$9.48	to	$9.47	$9	—%	1.15% to 1.40%	(6.51)%	to	(6.61)%

Columbia Limited Duration Credit Class 2:
2017	21	$10.03	to	$9.81	$208	2.04%	1.00% to 2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15% to 2.00%	4.07%	to	3.26%
2015 (10)	15	$9.58	to	$9.52	$140	—%	1.15% to 2.00%	(4.20)%	to	(4.80)%

Columbia Small Cap Value Class 2:
2017	38	$11.53	to	$13.37	$480	0.33%	1.00% to 1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15% to 1.40%	31.21%	to	30.91%
2015 (10)	8	$9.10	to	$9.09	$75	0.73%	1.15% to 1.40%	(9.90)%	to	(9.91)%

Core Plus Bond Class 1:
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42% to 2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43% to 2.00%	3.65%	to	2.02%
2015	7,246	$2.81	to	$21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)%	to	(2.47)%
2014	8,648	$2.83	to	$21.83	$180,940	3.11%	0.44% to 2.00%	4.79%	to	3.17%
2013	9,961	$2.70	to	$21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)%	to	(2.76)%

Core Plus Bond Class 2:
2017	58	$10.24	to	$10.25	$592	2.77%	1.00% to 1.40%	2.30%	to	3.02%
2016	22	$9.99	to	$9.95	$221	0.90%	1.15% to 1.40%	2.67%	to	2.37%
2015 (10)	2	$9.73	to	$9.72	$19	6.38%	1.15% to 1.40%	(2.31)%	to	(2.41)%

Delaware Limited Term Diversified Income Service Class:
2017	30	$10.03	to	$9.79	$302	1.90%	1.00% to 2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15% to 2.00%	0.51%	to	(0.20)%
2015 (10)	23	$9.88	to	$9.82	$227	1.11%	1.15% to 2.00%	(1.00)%	to	(1.60)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Delaware Small Cap Value Service Class:
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30% to 2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30% to 2.00%	29.44%	to	28.51%
2015	93	$10.97	to	$10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)%	to	(8.34)%
2014	63	$11.88	to	$11.75	$746	0.29%	1.30% to 2.00%	4.21%	to	3.52%
2013 (4)	23	$11.40	to	$11.35	$262	—%	1.30% to 2.00%	13.66%	to	13.16%

Deutsche Alternative Asset Allocation Class B:
2017	4	$10.41	to	$9.89	$40	2.10%	1.00% to 1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15% to 1.40%	3.74%	to	3.54%
2015	4	$9.08	to	$9.05	$40	—%	1.15% to 1.40%	(7.63)%	to	(7.84)%
2014 (8)	—	$9.83	to	$9.82	$—	—%	1.15% to 1.40%	(1.60)%	to	(1.70)%

Deutsche Equity 500 Index Class B2:
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00% to 1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15% to 1.40%	9.89%	to	9.63%
2015	67	$10.21	to	$10.18	$678	1.24%	1.15% to 1.40%	(0.39)%	to	(0.59)%
2014 (8)	6	$10.25	to	$10.24	$59	—%	1.15% to 1.40%			(0.49)%

Deutsche Small Mid Cap Value Class B:
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00% to 2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15% to 2.00%	15.18%	to	14.11%
2015	85	$9.75	to	$11.20	$953	—%	1.15% to 2.00%	(3.37)%	to	(4.11)%
2014	52	$10.09	to	$11.68	$615	0.40%	1.15% to 2.00%	(0.69)%	to	3.00%
2013 (4)	13	$11.39	to	$11.34	$146	—%	1.30% to 2.00%	13.56%	to	13.06%

Diversified Balanced Class 1:
2017 (14)	2,579	$10.60	to	$10.50	$27,197	2.47%	0.53% to 1.90%	—%	to	5.00%

Diversified Balanced Class 2:
2017	69,727	$10.72	to	$15.54	$1,131,092	1.38%	1.40% to 2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40%	to	4.79%
2015	73,477	$14.07	to	$13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)%	to	(1.88)%
2014	71,134	$14.25	to	$13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95%	to	5.33%
2013	63,792	$13.45	to	$13.13	$856,504	0.33%	1.40% to 2.00%	11.43%	to	10.80%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Diversified Balanced Managed Volatility Class 2:
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00% to 2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15% to 2.00%	5.17%	to	4.26%
2015	13,227	$10.05	to	$10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)%	to	(1.90)%
2014	7,967	$10.16	to	$10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)%	to	4.77%
2013 (5)	87	$10.07	to	$10.06	$877	—%	1.40% to 2.00%	0.90%	to	0.80%

Diversified Balanced Volatility Control Class 2:
2017 (13)	3,405			$10.73	$36,539	—%	1.40%			7.09%

Diversified Growth Class 2:
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40% to 2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66%	to	6.00%
2015	213,718	$15.02	to	$14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)%	to	(1.83)%
2014	189,924	$15.20	to	$14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29%	to	5.73%
2013	154,283	$14.30	to	$13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45%	to	15.75%

Diversified Growth Managed Volatility Class 2:
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00% to 2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15% to 2.00%	6.38%	to	5.38%
2015	23,991	$10.03	to	$10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)%	to	(1.89)%
2014	14,199	$10.14	to	$10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)%	to	4.95%
2013 (5)	393	$10.12	to	$10.11	$3,979	—%	1.40% to 2.00%	1.40%	to	1.30%

Diversified Growth Volatility Control Class 2:
2017 (13)	15,735			$10.91	$171,699	—%	1.40%			8.77%

Diversified Income Class 2:
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40% to 2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40% to 2.00%	4.03%	to	3.42%
2015	17,071	$11.66	to	$11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)%	to	(1.81)%
2014	14,292	$11.80	to	$11.62	$168,519	0.56%	1.40% to 2.00%	5.36%	to	4.78%
2013	10,017	$11.20	to	$11.09	$112,081	0.11%	1.40% to 2.00%	6.77%	to	6.12%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Diversified International Class 1:
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43% to 2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)%	to	(1.60)%
2015	5,938	$3.17	to	$24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)%	to	(2.33)%
2014	6,681	$3.20	to	$24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)%	to	(5.14)%
2013	7,605	$3.32	to	$26.27	$183,015	2.83%	0.42% to 2.00%	17.90%	to	16.55%

Diversified International Class 2:
2017	58	$11.83	to	$11.51	$684	1.86%	1.00% to 1.40%	18.18%	to	27.04%
2016	22	$9.12	to	$9.06	$197	2.14%	1.15% to 1.40%	(0.98)%	to	(1.31)%
2015	23	$9.21	to	$9.18	$210	3.16%	1.15% to 1.40%	(1.81)%	to	(2.03)%
2014 (8)	3	$9.38	to	$9.37	$26	—%	1.15% to 1.40%	(3.89)%	to	(4.00)%

Dreyfus IP MidCap Stock Service Shares:
2017	14	$11.23	to	$11.93	$162	0.69%	1.00% to 1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15% to 1.40%	13.92%	to	13.61%
2015 (10)	5	$9.27	to	$9.26	$44	—%	1.15% to 1.40%	(8.13)%	to	(8.23)%

Dreyfus IP Technology Growth Service Shares:
2017	305	$34.03	to	$31.40	$10,254	—%	1.40% to 2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40% to 2.00%	2.93%	to	2.32%
2015	266	$23.55	to	$21.99	$6,205	—%	1.40% to 2.00%	4.43%	to	3.78%
2014	226	$22.55	to	$21.19	$5,041	—%	1.40% to 2.00%	5.13%	to	4.49%
2013	217	$21.45	to	$20.28	$4,605	—%	1.40% to 2.00%	30.71%	to	30.00%

Equity Income Class 1:
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44% to 2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39% to 2.00%	15.24%	to	13.41%
2015	14,715	$1.88	to	$13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)%	to	(5.82)%
2014	17,409	$1.97	to	$14.25	$258,967	2.35%	0.27% to 2.00%	12.33%	to	10.55%
2013	22,006	$1.75	to	$12.89	$293,600	3.07%	0.33% to 2.00%	26.77%	to	24.90%

Equity Income Class 2:
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00% to 1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15% to 1.40%	14.14%	to	13.87%
2015	104	$9.69	to	$9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)%	to	(5.48)%
2014 (8)	8	$10.23	to	$10.22	$81	—%	1.15% to 1.40%			(0.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Contrafund Service Class:
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30% to 1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30% to 1.90%	6.52%	to	5.89%
2015	1,786	$23.61	to	$21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)%	to	(1.33)%
2014	2,024	$23.79	to	$21.86	$48,140	0.82%	1.30% to 1.90%	10.39%	to	9.74%
2013	2,372	$21.55	to	$19.92	$51,076	0.93%	1.30% to 1.90%	29.43%	to	28.68%

Fidelity VIP Contrafund Service Class 2:
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00% to 2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15% to 2.00%	6.54%	to	5.58%
2015	2,325	$10.09	to	$21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)%	to	(1.58)%
2014	2,435	$10.17	to	$21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)%	to	9.47%
2013	2,712	$20.78	to	$19.64	$55,840	0.81%	1.40% to 2.00%	29.23%	to	28.45%

Fidelity VIP Equity-Income Service Class 2:
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30% to 2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30% to 2.00%	16.15%	to	15.37%
2015	1,877	$16.84	to	$15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)%	to	(6.12)%
2014	2,117	$17.81	to	$16.49	$37,544	2.56%	1.30% to 2.00%	7.03%	to	6.32%
2013	2,399	$16.64	to	$15.51	$39,708	2.19%	1.30% to 2.00%	26.25%	to	25.38%

Fidelity VIP Government Money Market Initial Class:
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42% to 2.00%	0.21%	to	(1.32)%
2016 (11)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59% to 2.19%	—%	to	—%

Fidelity VIP Government Money Market Service Class:
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00% to 1.40%	(0.40)%	to	(0.60)%
2016 (11)	391	$9.90	to	$9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30% to 1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30% to 1.90%	(0.65)%	to	(1.13)%
2015	917	$15.48	to	$14.13	$14,193	0.16%	1.30% to 1.90%	5.74%	to	4.98%
2014	1,037	$14.64	to	$13.46	$15,185	0.09%	1.30% to 1.90%	9.75%	to	9.16%
2013	1,248	$13.34	to	$12.33	$16,637	0.18%	1.30% to 1.90%	34.48%	to	33.59%

Fidelity VIP Growth Service Class 2:
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40% to 2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40% to 2.00%	(0.86)%	to	(1.43)%
2015	480	$20.94	to	$19.56	$9,985	0.03%	1.40% to 2.00%	5.39%	to	4.77%
2014	481	$19.87	to	$18.67	$9,442	—%	1.40% to 2.00%	9.48%	to	8.80%
2013	467	$18.15	to	$17.16	$8,346	0.05%	1.40% to 2.00%	34.25%	to	33.44%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Mid Cap Service Class:
2017	49			$13.81	$674	0.62%	0.95%			19.57%
2016	49			$11.55	$563	0.53%	0.95%			11.06%
2015	7			$10.40	$69	0.41%	0.95%			(2.44)%
2014 (7)	7			$10.66	$71	0.32%	0.95%			5.75%

Fidelity VIP Mid Cap Service Class 2:
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00% to 2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15% to 2.00%	10.63%	to	9.70%
2015	829	$9.78	to	$23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)%	to	(3.57)%
2014	707	$10.06	to	$24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)%	to	3.92%
2013	623	$24.80	to	$23.45	$15,323	0.29%	1.40% to 2.00%	34.05%	to	33.31%

Fidelity VIP Overseas Service Class 2:
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00% to 2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)%	to	(7.12)%
2015	1,940	$9.63	to	$15.30	$31,477	1.08%	1.15% to 2.00%	2.12%	to	1.26%
2014	2,368	$9.43	to	$15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)%	to	(10.11)%
2013	2,605	$17.79	to	$16.81	$45,762	1.10%	1.40% to 2.00%	28.54%	to	27.74%

Franklin Global Real Estate VIP Class 2:
2017	66	$10.70	to	$10.18	$715	3.04%	1.00% to 2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15% to 2.00%	(0.67)%	to	(1.47)%
2015	48	$10.50	to	$9.54	$497	3.78%	1.15% to 2.00%	(0.57)%	to	(4.02)%
2014 (8)	4	$10.56	to	$10.55	$42	—%	1.15% to 1.40%	1.05%	to	0.96%

Franklin Rising Dividends VIP Class 4:
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00% to 1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15% to 1.40%	14.63%	to	14.27%
2015	48	$9.84	to	$9.81	$470	1.49%	1.15% to 1.40%	(4.84)%	to	(5.13)%
2014 (8)	7			$10.34	$71	—%	1.15% to 1.40%			(0.39)%

Franklin Small Cap Value VIP Class 2:
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30% to 2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30% to 2.00%	28.46%	to	27.59%
2015	191	$17.18	to	$16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)%	to	(9.23)%
2014	191	$18.79	to	$18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)%	to	(1.41)%
2013	185	$18.93	to	$18.47	$3,494	1.17%	1.30% to 2.00%	17.65%	to	33.65%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30% to 2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30% to 2.00%	12.07%	to	11.28%
2015	689	$21.79	to	$20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)%	to	(11.04)%
2014	770	$24.32	to	$22.82	$18,543	0.99%	1.30% to 2.00%	12.07%	to	11.32%
2013	842	$21.70	to	$20.50	$18,015	0.83%	1.30% to 2.00%	10.55%	to	30.32%

Goldman Sachs VIT Mid Cap Value Service Shares:
2017	50	$10.73	to	$11.16	$558	0.53%	1.00% to 1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15% to 1.40%	11.89%	to	11.71%
2015	51	$9.17	to	$9.14	$469	0.18%	1.15% to 1.40%	(10.54)%	to	(10.74)%
2014 (8)	2	$10.25	to	$10.24	$17	5.08%	1.15% to 1.40%	0.59%	to	0.49%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2017	—	$10.20	to	$9.58	$2	3.31%	1.00% to 1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15% to 1.40%	(0.86)%	to	(1.18)%
2015 (10)	1	$9.34	to	$9.33	$12	6.02%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30% to 2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30% to 2.00%	21.57%	to	20.80%
2015	351	$17.76	to	$16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)%	to	(4.12)%
2014	382	$18.38	to	$17.25	$6,978	0.76%	1.30% to 2.00%	5.57%	to	4.86%
2013	417	$17.41	to	$16.45	$7,164	0.99%	1.30% to 2.00%	14.16%	to	32.98%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2017	15	$11.29	to	$13.57	$187	0.41%	1.00% to 1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15% to 1.40%	21.58%	to	21.37%
2015	10	$10.24	to	$10.20	$107	0.05%	1.15% to 1.40%	(3.58)%	to	(3.86)%
2014 (8)	—	$10.62	to	$10.61	$5	6.02%	1.15% to 1.40%	1.63%	to	1.53%

Government & High Quality Bond Class 1:
2017	9,071	$2.88	to	$11.47	$98,248	3.95%	0.42% to 2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51% to 2.00%	1.37%	to	(0.17)%
2015	10,832	$2.80	to	$11.51	$121,664	3.26%	0.42% to 2.00%	0.37%	to	(1.20)%
2014	12,521	$2.79	to	$11.65	$141,359	3.77%	0.43% to 2.00%	4.64%	to	2.92%
2013	14,619	$2.66	to	$11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)%	to	(2.83)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Government & High Quality Bond Class 2:
2017	140	$10.00	to	$10.06	$1,414	4.10%	1.00% to 1.40%	—%	to	0.10%
2016	133	$10.11	to	$10.05	$1,342	3.82%	1.15% to 1.40%	0.40%	to	0.10%
2015	100	$10.07	to	$10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)%	to	(0.79)%
2014 (8)	2			$10.12	$20	—%	1.15% to 1.40%	—%	to	0.10%

Guggenheim Floating Rate Strategies Series F:
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00% to 2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15% to 2.00%	7.27%	to	6.40%
2015	81	$9.90	to	$9.68	$787	2.66%	1.15% to 2.00%	(0.40)%	to	(3.20)%
2014 (8)	1	$9.94	to	$9.93	$13	—%	1.15% to 1.40%	(0.80)%	to	(0.90)%

Guggenheim Investments Global Managed Futures Strategy:
2017	13	$10.60	to	$8.56	$118	1.54%	1.00% to 2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15% to 2.00%	(15.68)%	to	(16.53)%
2015	11	$10.46	to	$9.62	$114	3.08%	1.15% to 2.00%	(2.70)%	to	(3.99)%
2014 (8)	2	$10.75	to	$10.74	$21	—%	1.15% to 1.40%	5.50%	to	5.40%

Guggenheim Investments Long Short Equity:
2017	12	$11.54	to	$10.93	$141	0.36%	1.00% to 2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15% to 2.00%	(0.57)%	to	(1.32)%
2015	17	$10.46	to	$9.84	$177	—%	1.15% to 2.00%	0.10%	to	(2.09)%
2014 (8)	4	$10.45	to	$10.44	$43	—%	1.15% to 1.40%	2.96%	to	2.86%

Guggenheim Investments Multi-Hedge Strategies:
2017	53	$10.29	to	$9.87	$537	—%	1.00% to 2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15% to 2.00%	(1.65)%	to	(2.51)%
2015	9	$10.33	to	$9.96	$88	0.63%	1.15% to 2.00%	0.68%	to	(0.60)%
2014 (8)	1	$10.26	to	$10.25	$8	—%	1.15% to 1.40%	2.29%	to	2.30%

Income Class 1:
2017	486	$10.52	to	$10.33	$5,092	4.43%	1.30% to 2.00%	3.75%	to	3.09%
2016	462	$10.14	to	$10.02	$4,669	4.48%	1.30% to 2.00%	4.43%	to	3.62%
2015 (10)	60	$9.71	to	$9.67	$582	4.78%	1.30% to 2.00%	(2.61)%	to	(3.01)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Income Class 2:
2017	83	$10.25	to	$10.42	$860	5.10%	1.00% to 1.40%	2.30%	to	3.37%
2016	44	$10.12	to	$10.08	$446	7.41%	1.15% to 1.40%	4.33%	to	4.02%
2015 (10)	2	$9.70	to	$9.69	$17	11.21%	1.15% to 1.40%	(2.71)%	to	(2.81)%

International Emerging Markets Class 1:
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42% to 2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40% to 2.00%	8.94%	to	7.22%
2015	1,992	$3.10	to	$24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)%	to	(15.51)%
2014	2,140	$3.62	to	$29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)%	to	(5.65)%
2013	2,369	$3.77	to	$30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)%	to	(6.47)%

International Emerging Markets Class 2:
2017	77	$12.33	to	$11.61	$935	1.45%	1.00% to 1.40%	23.80%	to	38.54%
2016	14	$8.41	to	$8.38	$115	1.15%	1.15% to 1.40%	7.82%	to	7.71%
2015 (10)	4	$7.80	to	$7.78	$33	1.58%	1.15% to 1.40%	(21.84)%	to	(21.97)%

Invesco American Franchise Series I:
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30% to 1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30% to 1.90%	0.94%	to	0.34%
2015	294	$14.86	to	$14.53	$4,369	—%	1.30% to 1.90%	3.70%	to	3.05%
2014	321	$14.33	to	$14.10	$4,607	0.04%	1.30% to 1.90%	7.02%	to	6.33%
2013	385	$13.39	to	$13.26	$5,160	0.43%	1.30% to 1.90%	38.33%	to	37.55%

Invesco Balanced-Risk Allocation Series II:
2017	24	$10.62	to	$11.31	$266	4.11%	1.00% to 1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15% to 1.40%	10.18%	to	9.89%
2015	20	$9.53	to	$9.50	$191	4.91%	1.15% to 1.40%	(5.46)%	to	(5.75)%
2014 (8)	—			$10.08	$—	—%	1.15% to 1.40%			(0.69)%

Invesco Core Equity Series I:
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30% to 1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30% to 1.90%	8.84%	to	8.17%
2015	1,220	$14.60	to	$13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)%	to	(7.49)%
2014	1,369	$15.70	to	$14.42	$21,497	0.83%	1.30% to 1.90%	6.73%	to	6.11%
2013	1,606	$14.71	to	$13.59	$23,623	1.34%	1.30% to 1.90%	27.69%	to	26.77%

Invesco Global Health Care Series I:
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30% to 2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30% to 2.00%	(12.61)%	to	(2.70)%
2015	461	$22.92	to	$21.00	$10,562	—%	1.30% to 1.90%	1.82%	to	1.25%
2014	485	$22.51	to	$20.74	$10,917	—%	1.30% to 1.90%	18.10%	to	17.37%
2013	551	$19.06	to	$17.67	$10,479	0.69%	1.30% to 1.90%	38.82%	to	37.94%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Invesco Global Health Care Series II:
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00% to 1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15% to 1.40%	(12.74)%	to	(12.88)%
2015	78	$10.52	to	$10.48	$814	—%	1.15% to 1.40%	1.74%	to	1.45%
2014 (8)	7	$10.34	to	$10.33	$71	—%	1.15% to 1.40%			0.39%

Invesco International Growth Series I:
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40% to 2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)%	to	(2.45)%
2015	954	$10.69	to	$10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)%	to	(4.31)%
2014	943	$11.10	to	$10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)%	to	(1.66)%
2013	791	$11.22	to	$10.85	$8,853	1.35%	1.40% to 2.00%	17.61%	to	16.92%

Invesco International Growth Series II:
2017	60	$11.31	to	$10.93	$665	1.39%	1.00% to 1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15% to 1.40%	(1.84)%	to	(2.06)%
2015	46	$9.25	to	$9.22	$429	1.81%	1.15% to 1.40%	(3.75)%	to	(3.96)%
2014 (8)	3	$9.61	to	$9.60	$32	—%	1.15% to 1.40%	(3.12)%	to	(3.23)%

Invesco Mid Cap Growth Series I:
2017	71	$16.97	to	$16.40	$1,209	—%	1.30% to 1.90%	20.87%	to	20.15%
2016	78	$14.04	to	$13.65	$1,102	—%	1.30% to 1.90%	(0.50)%	to	(1.16)%
2015	113	$14.11	to	$13.81	$1,594	—%	1.30% to 1.90%	(0.14)%	to	(0.65)%
2014	110	$14.13	to	$13.90	$1,554	—%	1.30% to 1.90%	6.64%	to	5.95%
2013	126	$13.25	to	$13.12	$1,672	0.39%	1.30% to 1.90%	35.34%	to	34.56%

Invesco Small Cap Equity Series I:
2017	297	$26.74	to	$24.57	$7,855	—%	1.30% to 2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30% to 2.00%	10.62%	to	9.85%
2015	372	$21.47	to	$20.01	$7,928	—%	1.30% to 2.00%	(6.77)%	to	(7.40)%
2014	408	$23.03	to	$21.61	$9,327	—%	1.30% to 2.00%	1.05%	to	0.37%
2013	469	$22.79	to	$21.53	$10,623	0.01%	1.30% to 2.00%	35.74%	to	34.82%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Technology Series I:
2017	292	$12.65	to	$11.44	$3,692	—%	1.30% to 1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30% to 1.90%	(2.07)%	to	(2.60)%
2015	357	$9.68	to	$8.86	$3,452	—%	1.30% to 1.90%	5.45%	to	4.73%
2014	411	$9.18	to	$8.46	$3,772	—%	1.30% to 1.90%	9.68%	to	9.02%
2013	410	$8.37	to	$7.76	$3,426	—%	1.30% to 1.90%	23.45%	to	22.78%

Invesco Value Opportunities Series I:
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40% to 2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40% to 2.00%	16.68%	to	15.91%
2015	338	$13.25	to	$12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)%	to	(12.14)%
2014	360	$15.00	to	$14.09	$5,348	1.37%	1.40% to 2.00%	5.19%	to	4.53%
2013	401	$14.26	to	$13.48	$5,666	1.46%	1.40% to 2.00%	32.04%	to	31.13%

Janus Henderson Enterprise Service Shares:
2017 (15)	465	$21.04	to	$18.98	$9,775	0.52%	1.30% to 1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30% to 1.90%	10.69%	to	9.97%
2015	580	$15.15	to	$13.84	$8,794	0.76%	1.30% to 1.90%	2.43%	to	1.84%
2014	643	$14.79	to	$13.59	$9,503	0.03%	1.30% to 1.90%	10.79%	to	10.13%
2013	744	$13.35	to	$12.34	$9,931	0.36%	1.30% to 1.90%	30.37%	to	29.62%

Janus Henderson Flexible Bond Service Shares:
2017 (16)	213	$10.13	to	$9.99	$2,165	2.61%	1.00% to 2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15% to 2.00%	1.01%	to	(1.40)%
2015	80	$9.93	to	$9.90	$796	2.28%	1.15% to 1.40%	(1.19)%	to	(1.39)%
2014 (8)	7	$10.05	to	$10.04	$73	4.49%	1.15% to 1.40%	(0.10)%	to	(0.20)%

LargeCap Growth Class 1:
2017	2,338	$4.40	to	$33.97	$48,371	0.37%	0.43% to 2.00%	34.32%	to	32.23%
2016	2,502	$3.27	to	$25.69	$40,322	0.27%	0.40% to 2.00%	(5.53)%	to	(7.02)%
2015	2,849	$3.46	to	$27.63	$49,543	0.14%	0.47% to 2.00%	4.54%	to	2.91%
2014	3,191	$3.31	to	$26.85	$53,469	0.54%	0.41% to 2.00%	10.65%	to	8.92%
2013	3,571	$2.99	to	$24.65	$55,522	1.44%	0.42% to 2.00%	33.35%	to	31.40%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

LargeCap Growth Class 2:
2017	54	$12.08	to	$12.92	$682	0.16%	1.00% to 1.40%	20.32%	to	32.65%
2016	31	$9.80	to	$9.74	$307	0.10%	1.15% to 1.40%	(6.40)%	to	(6.70)%
2015	42	$10.47	to	$10.44	$442	—%	1.15% to 1.40%	3.46%	to	3.26%
2014 (8)	1	$10.12	to	$10.11	$6	—%	1.15% to 1.40%	(0.39)%	to	(0.49)%

LargeCap Growth I Class 1:
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42% to 2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41% to 2.00%	0.84%	to	(0.73)%
2015	2,158	$2.22	to	$53.15	$105,642	0.23%	0.45% to 2.00%	7.32%	to	5.62%
2014	2,292	$2.07	to	$50.32	$109,226	0.12%	0.41% to 2.00%	8.16%	to	6.47%
2013	2,572	$1.91	to	$47.26	$114,518	0.38%	0.40% to 2.00%	35.57%	to	33.54%

LargeCap Growth I Class 2:
2017	57	$12.12	to	$13.08	$702	—%	1.00% to 1.40%	21.08%	to	31.46%
2016	13	$9.99	to	$9.95	$127	—%	1.15% to 1.40%	—%	to	(0.30)%
2015 (10)	49	$9.99	to	$9.98	$491	0.50%	1.15% to 1.40%	(0.60)%	to	(0.70)%

LargeCap S&P 500 Index Class 1:
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42% to 2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39% to 2.00%	11.12%	to	9.36%
2015	5,945	$2.01	to	$14.64	$92,317	1.44%	0.48% to 2.00%	0.72%	to	(0.88)%
2014	6,500	$1.99	to	$14.77	$102,363	1.24%	0.37% to 2.00%	12.81%	to	11.05%
2013	7,202	$1.76	to	$13.30	$101,189	1.22%	0.40% to 2.00%	31.49%	to	29.50%

LargeCap S&P 500 Index Class 2:
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00% to 1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15% to 1.40%	10.04%	to	9.75%
2015 (10)	16	$9.66	to	$9.64	$151	2.15%	1.15% to 1.40%	(3.69)%	to	(3.89)%

LargeCap Value Class 1:
2017	2,537	$6.53	to	$43.03	$76,973	2.00%	0.41% to 2.00%	16.34%	to	14.53%
2016	2,870	$64.98	to	$37.57	$74,504	1.93%	0.24% to 2.00%	7.67%	to	6.04%
2015	3,206	$5.21	to	$35.43	$79,223	1.69%	0.46% to 2.00%	(1.51)%	to	(3.06)%
2014	3,695	$61.32	to	$36.55	$91,485	2.20%	0.09% to 2.00%	10.64%	to	8.97%
2013	4,234	$4.78	to	$33.54	$95,526	2.52%	0.43% to 2.00%	30.28%	to	28.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

LargeCap Value Class 2:
2017	28	$11.32	to	$11.69	$325	2.25%	1.00% to 1.40%	12.64%	to	14.83%
2016	5	$10.22	to	$10.18	$56	1.51%	1.15% to 1.40%	6.68%	to	6.49%
2015 (10)	1	$9.58	to	$9.56	$10	1.46%	1.15% to 1.40%	(4.68)%	to	(4.88)%

MFS International Value Service Class:
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00% to 2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15% to 2.00%	2.61%	to	1.69%
2015	160	$10.34	to	$9.45	$1,563	2.01%	1.15% to 2.00%	5.19%	to	(5.41)%
2014 (8)	6			$9.83	$61	—%	1.15% to 1.40%			(2.09)%

MFS New Discovery Service Class:
2017	110	$12.00	to	$13.54	$1,497	—%	1.00% to 2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15% to 2.00%	7.54%	to	6.73%
2015	121	$9.15	to	$10.25	$1,253	—%	1.15% to 2.00%	(9.50)%	to	(4.12)%
2014	88	$10.81	to	$10.69	$944	—%	1.30% to 2.00%	(8.70)%	to	(9.33)%
2013 (4)	51	$11.84	to	$11.79	$598	—%	1.30% to 2.00%	17.00%	to	16.50%

MFS Utilities Service Class:
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00% to 2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15% to 2.00%	9.93%	to	9.04%
2015	626	$8.26	to	$18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)%	to	(16.48)%
2014	550	$9.80	to	$21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)%	to	10.24%
2013	425	$20.38	to	$19.82	$8,631	2.03%	1.40% to 2.00%	18.70%	to	17.98%

MFS Value Service Class:
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40% to 2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40% to 2.00%	12.20%	to	11.52%
2015	244	$21.32	to	$20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)%	to	(2.89)%
2014	238	$21.83	to	$21.10	$5,175	1.34%	1.40% to 2.00%	8.66%	to	7.98%
2013	222	$20.09	to	$19.54	$4,442	1.11%	1.40% to 2.00%	33.84%	to	33.02%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

MidCap Class 1:
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43% to 2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40% to 2.00%	9.91%	to	8.17%
2015	4,922	$9.58	to	$74.62	$339,892	0.51%	0.48% to 2.00%	1.22%	to	(0.36)%
2014	5,671	$9.46	to	$74.89	$389,291	0.51%	0.40% to 2.00%	12.51%	to	10.75%
2013	6,669	$8.41	to	$67.62	$412,319	1.44%	0.43% to 2.00%	33.37%	to	31.38%

Multi-Asset Income Class 1:
2017	14	$11.50	to	$11.37	$161	1.71%	1.30% to 2.00%	10.58%	to	9.75%
2016 (12)	16	$10.40	to	$10.36	$170	—%	1.30% to 2.00%	4.10%	to	3.70%

Multi-Asset Income Class 2:
2017	1	$10.68	to	$11.44	$14	—%	1.00% to 1.40%	6.69%	to	10.32%
2016 (12)	—	$10.39	to	$10.37	$—	—%	1.15% to 1.40%	4.00%	to	3.80%

Neuberger Berman AMT Large Cap Value Class I:
2017	196	$23.36	to	$21.56	$4,562	0.57%	1.40% to 2.00%	11.77%	to	11.13%
2016	240	$20.90	to	$19.40	$4,993	0.77%	1.40% to 2.00%	25.60%	to	24.84%
2015	244	$16.64	to	$15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)%	to	(13.57)%
2014	276	$19.13	to	$17.98	$5,241	0.72%	1.40% to 2.00%	8.32%	to	7.66%
2013	312	$17.66	to	$16.70	$5,443	1.11%	1.40% to 2.00%	29.38%	to	28.66%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2017	215	$11.77	to	$11.95	$2,599	—%	1.00% to 2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15% to 2.00%	2.94%	to	2.09%
2015 (10)	286	$9.19	to	$9.58	$2,746	—%	1.15% to 2.00%	(8.83)%	to	(4.49)%

Neuberger Berman AMT Socially Responsive Class I:
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40% to 2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40% to 2.00%	8.34%	to	7.69%
2015	246	$20.74	to	$19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)%	to	(2.47)%
2014	290	$21.13	to	$19.86	$6,077	0.35%	1.40% to 2.00%	8.81%	to	8.23%
2013	387	$19.42	to	$18.35	$7,439	0.68%	1.40% to 2.00%	35.80%	to	34.93%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Oppenheimer Main Street Small Cap Service Shares:
2017	39	$15.39	to	$14.97	$602	0.64%	1.30% to 1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30% to 1.90%	16.21%	to	15.43%
2015	48	$11.78	to	$11.60	$561	0.70%	1.30% to 1.90%	(7.32)%	to	(7.86)%
2014	52	$12.71	to	$12.59	$658	0.67%	1.30% to 1.90%	10.23%	to	9.57%
2013 (4)	33	$11.53	to	$11.49	$378	0.06%	1.30% to 1.90%	15.07%	to	14.67%

PIMCO All Asset Administrative Class:
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40% to 2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40% to 2.00%	11.31%	to	10.73%
2015	322	$12.91	to	$12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)%	to	(10.79)%
2014	366	$14.38	to	$13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)%	to	(1.56)%
2013	346	$14.51	to	$14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)%	to	(1.60)%

PIMCO All Asset Advisor Class:
2017	9	$10.71	to	$10.89	$98	5.25%	1.00% to 1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15% to 1.40%	11.52%	to	11.31%
2015 (10)	—	$8.77	to	$8.75	$—	—%	1.15% to 1.40%	(12.12)%	to	(12.32)%

PIMCO Commodity Real Return Strategy M Class:
2017	1	$10.24	to	$8.21	$11	11.10%	1.00% to 1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15% to 1.40%	13.26%	to	13.16%
2015 (10)	2	$7.24	to	$7.22	$13	—%	1.15% to 1.40%	(27.45)%	to	(27.66)%

PIMCO High Yield Administrative Class:
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00% to 2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15% to 2.00%	11.13%	to	10.25%
2015	1,190	$9.61	to	$12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)%	to	(3.57)%
2014	1,160	$9.88	to	$13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)%	to	1.28%
2013	1,048	$13.60	to	$13.28	$14,204	5.56%	1.40% to 2.00%	4.37%	to	3.75%

PIMCO Low Duration Advisor Class:
2017	40	$10.00	to	$9.69	$392	1.22%	1.00% to 2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15% to 2.00%	0.10%	to	(0.71)%
2015 (10)	37	$9.89	to	$9.84	$361	11.09%	1.15% to 2.00%	(1.10)%	to	(1.60)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

PIMCO Total Return Administrative Class:
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00% to 2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15% to 2.00%	1.49%	to	0.67%
2015	2,192	$10.04	to	$11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)%	to	(1.57)%
2014	2,330	$10.11	to	$12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)%	to	2.19%
2013	2,556	$12.21	to	$11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)%	to	(3.81)%

Principal Capital Appreciation Class 1:
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95% to 2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95% to 2.00%	8.09%	to	6.96%
2015	8,683	$16.68	to	$15.37	$116,745	0.32%	0.95% to 2.00%	1.21%	to	0.13%
2014	1,161	$16.48	to	$15.35	$18,505	3.13%	0.95% to 2.00%	11.35%	to	10.19%
2013	1,169	$14.80	to	$13.93	$16,817	6.72%	0.95% to 2.00%	31.44%	to	30.19%

Principal Capital Appreciation Class 2:
2017	82	$11.38	to	$13.21	$999	1.27%	1.00% to 1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15% to 1.40%	7.60%	to	7.34%
2015	61	$10.40	to	$10.36	$632	0.05%	1.15% to 1.40%	0.78%	to	0.48%
2014 (8)	19	$10.32	to	$10.31	$192	—%	1.15% to 1.40%			(0.29)%

Principal LifeTime 2010 Class 1:
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95% to 2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95% to 2.00%	4.23%	to	3.16%
2015	1,925	$13.25	to	$13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)%	to	(3.13)%
2014	2,223	$13.54	to	$14.39	$33,743	2.17%	0.95% to 2.00%	3.83%	to	2.71%
2013	2,531	$13.04	to	$14.01	$36,994	2.38%	0.95% to 2.00%	9.76%	to	8.77%

Principal LifeTime 2020 Class 1:
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95% to 2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95% to 2.00%	4.74%	to	3.72%
2015	7,249	$14.14	to	$15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)%	to	(3.10)%
2014	8,649	$14.43	to	$15.81	$143,695	2.31%	0.95% to 2.00%	4.72%	to	3.60%
2013	11,078	$13.78	to	$15.26	$176,094	2.14%	0.95% to 2.00%	14.93%	to	13.88%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2020 Class 2:
2017	61	$10.96	to	$11.05	$673	2.29%	1.00% to 1.40%	9.38%	to	13.10%
2016	2	$9.81	to	$9.77	$16	1.84%	1.15% to 1.40%	4.36%	to	4.16%
2015 (10)	2	$9.40	to	$9.38	$16	6.44%	1.15% to 1.40%	(6.00)%	to	(6.20)%

Principal LifeTime 2030 Class 1:
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95% to 2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95% to 2.00%	4.85%	to	3.76%
2015	4,235	$14.22	to	$15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)%	to	(3.02)%
2014	4,403	$14.51	to	$15.89	$73,233	2.15%	0.95% to 2.00%	5.07%	to	3.99%
2013	4,540	$13.81	to	$15.28	$72,233	1.94%	0.95% to 2.00%	17.93%	to	16.73%

Principal LifeTime 2030 Class 2:
2017	76	$11.20	to	$11.30	$852	1.91%	1.00% to 1.40%	11.78%	to	16.37%
2016	8	$9.75	to	$9.71	$82	1.50%	1.15% to 1.40%	4.39%	to	4.07%
2015 (10)	2	$9.34	to	$9.33	$16	3.07%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Principal LifeTime 2040 Class 1:
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95% to 2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95% to 2.00%	4.46%	to	3.36%
2015	804	$14.56	to	$16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)%	to	(2.78)%
2014	833	$14.83	to	$16.53	$14,504	2.00%	0.95% to 2.00%	5.25%	to	4.09%
2013	787	$14.09	to	$15.88	$13,053	1.57%	0.95% to 2.00%	21.26%	to	20.21%

Principal LifeTime 2040 Class 2:
2017	33	$11.37	to	$11.46	$377	1.58%	1.00% to 1.40%	13.47%	to	18.76%
2016	13	$9.69	to	$9.65	$121	0.38%	1.15% to 1.40%	3.97%	to	3.65%
2015 (10)	—	$9.32	to	$9.31	$—	—%	1.15% to 1.40%	(6.89)%	to	(6.99)%

Principal LifeTime 2050 Class 1:
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95% to 2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95% to 2.00%	4.59%	to	3.46%
2015	520	$14.59	to	$16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)%	to	(2.65)%
2014	493	$14.83	to	$16.61	$8,618	2.19%	0.95% to 2.00%	5.18%	to	4.07%
2013	501	$14.10	to	$15.96	$8,354	1.58%	0.95% to 2.00%	22.61%	to	21.46%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2050 Class 2:
2017	68	$11.47	to	$11.59	$778	1.95%	1.00% to 1.40%	14.47%	to	20.23%
2016	9	$9.68	to	$9.64	$84	1.23%	1.15% to 1.40%	3.97%	to	3.77%
2015 (10)	3	$9.31	to	$9.29	$25	3.71%	1.15% to 1.40%	(7.09)%	to	(7.29)%

Principal LifeTime Strategic Income Class 1:
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95% to 2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95% to 2.00%	3.76%	to	2.74%
2015	1,254	$12.50	to	$12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)%	to	(2.96)%
2014	1,565	$12.74	to	$13.18	$21,738	2.51%	0.95% to 2.00%	3.58%	to	2.49%
2013	1,813	$12.30	to	$12.86	$24,406	2.72%	0.95% to 2.00%	4.15%	to	3.21%

Real Estate Securities Class 1:
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41% to 2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42% to 2.00%	5.40%	to	3.76%
2015	1,589	$5.04	to	$48.72	$81,337	1.51%	0.46% to 2.00%	3.77%	to	2.14%
2014	1,761	$4.86	to	$47.70	$87,932	1.59%	0.38% to 2.00%	32.26%	to	30.19%
2013	1,880	$3.67	to	$36.64	$72,398	1.29%	0.49% to 2.00%	3.66%	to	2.15%

Real Estate Securities Class 2:
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00% to 1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15% to 1.40%	4.27%	to	4.11%
2015	148	$11.71	to	$11.67	$1,733	1.89%	1.15% to 1.40%	2.81%	to	2.55%
2014 (8)	16	$11.39	to	$11.38	$181	—%	1.15% to 1.40%	3.45%	to	3.36%

Rydex Basic Materials:
2017	37	$11.36	to	$11.90	$440	0.69%	1.00% to 1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15% to 1.40%	29.44%	to	29.09%
2015 (10)	—	$7.71	to	$7.70	$—	—%	1.15% to 1.40%	(22.75)%	to	(22.85)%

Rydex Commodities Strategy:
2017	44	$10.89	to	$7.09	$271	—%	1.00% to 2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15% to 2.00%	9.29%	to	8.28%
2015	13	$4.63	to	$6.40	$77	—%	1.15% to 2.00%	(34.60)%	to	(35.81)%
2014 (8)	2	$7.08	to	$7.07	$11	—%	1.15% to 1.40%	(20.00)%	to	(20.11)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Rydex NASDAQ 100:
2017	103	$11.69	to	$14.82	$1,359	—%	1.00% to 1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15% to 1.40%	4.82%	to	4.47%
2015	59	$11.00	to	$10.97	$646	—%	1.15% to 1.40%	7.00%	to	6.71%
2014 (8)	9			$10.28	$97	—%	1.15% to 1.40%			(1.34)%

SAM Balanced Portfolio Class 1:
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41% to 2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42% to 2.00%	6.38%	to	4.69%
2015	44,023	$2.00	to	$13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)%	to	(2.76)%
2014	49,402	$2.02	to	$13.39	$687,748	2.66%	0.48% to 2.00%	6.37%	to	4.69%
2013	58,685	$1.90	to	$12.79	$775,903	2.43%	0.57% to 2.00%	15.50%	to	15.54%

SAM Balanced Portfolio Class 2:
2017	807	$10.96	to	$11.66	$9,147	2.00%	1.00% to 1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15% to 1.40%	5.40%	to	5.11%
2015	383	$9.82	to	$9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)%	to	(2.39)%
2014 (8)	63	$10.04	to	$10.03	$634	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

SAM Conservative Balanced Portfolio Class 1:
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95% to 2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95% to 2.00%	5.36%	to	4.27%
2015	11,177	$13.98	to	$12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)%	to	(2.79)%
2014	12,217	$14.22	to	$13.25	$168,582	2.97%	0.95% to 2.00%	5.18%	to	4.17%
2013	13,493	$13.52	to	$12.72	$177,876	2.87%	0.95% to 2.00%	10.46%	to	9.37%

SAM Conservative Balanced Portfolio Class 2:
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00% to 1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15% to 1.40%	4.88%	to	4.59%
2015	306	$9.83	to	$9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)%	to	(2.29)%
2014 (8)	55	$10.04	to	$10.03	$553	—%	1.15% to 1.40%	(0.50)%	to	(0.59)%

SAM Conservative Growth Portfolio Class 1:
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95% to 2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95% to 2.00%	5.94%	to	4.88%
2015	7,589	$13.80	to	$12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)%	to	(3.05)%
2014	7,463	$14.08	to	$13.11	$101,757	1.82%	0.95% to 2.00%	6.42%	to	5.30%
2013	6,963	$13.23	to	$12.45	$89,642	1.82%	0.95% to 2.00%	21.94%	to	20.76%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

SAM Conservative Growth Portfolio Class 2:
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00% to 1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15% to 1.40%	5.61%	to	5.32%
2015	564	$9.80	to	$9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)%	to	(2.79)%
2014 (8)	43			$10.05	$430	—%	1.15% to 1.40%			(0.79)%

SAM Flexible Income Portfolio Class 1:
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95% to 2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95% to 2.00%	6.00%	to	4.88%
2015	12,622	$14.00	to	$12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)%	to	(3.23)%
2014	13,335	$14.32	to	$13.33	$185,235	3.60%	0.95% to 2.00%	5.06%	to	3.90%
2013	13,976	$13.63	to	$12.83	$185,636	3.43%	0.95% to 2.00%	6.73%	to	5.68%

SAM Flexible Income Portfolio Class 2:
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00% to 1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15% to 1.40%	5.53%	to	5.24%
2015	454	$9.76	to	$9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)%	to	(2.89)%
2014 (8)	42	$10.03	to	$10.02	$418	—%	1.15% to 1.40%			(0.50)%

SAM Strategic Growth Portfolio Class 1:
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95% to 2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95% to 2.00%	5.10%	to	4.03%
2015	5,064	$13.73	to	$12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)%	to	(3.58)%
2014	4,851	$14.08	to	$13.12	$65,972	1.52%	0.95% to 2.00%	7.65%	to	6.58%
2013	4,539	$13.08	to	$12.31	$57,654	1.43%	0.95% to 2.00%	26.25%	to	24.97%

SAM Strategic Growth Portfolio Class 2:
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00% to 1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15% to 1.40%	4.70%	to	4.41%
2015	169	$9.79	to	$9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)%	to	(3.17)%
2014 (8)	62	$10.09	to	$10.08	$624	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Short-Term Income Class 1:
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85% to 2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85% to 2.00%	1.26%	to	0.09%
2015	9,431	$11.89	to	$11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)%	to	(1.25)%
2014	11,376	$11.91	to	$11.18	$131,612	1.68%	0.85% to 2.00%	0.85%	to	(0.27)%
2013	13,303	$11.81	to	$11.21	$153,216	1.87%	0.85% to 2.00%	0.34%	to	(0.80)%

Short-Term Income Class 2:
2017	147	$10.02	to	$10.01	$1,473	1.44%	1.00% to 1.40%	0.20%	to	0.30%
2016	106	$10.03	to	$9.98	$1,063	2.38%	1.15% to 1.40%	0.80%	to	0.60%
2015	78	$9.95	to	$9.92	$775	3.33%	1.15% to 1.40%	(0.60)%	to	(0.80)%
2014 (8)	9	$10.01	to	$10.00	$94	—%	1.15% to 1.40%			(0.10)%

SmallCap Class 1:
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41% to 2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37% to 2.00%	16.90%	to	15.09%
2015	5,906	$2.16	to	$18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)%	to	(2.10)%
2014	1,636	$2.17	to	$19.02	$33,528	0.35%	0.45% to 2.00%	4.45%	to	2.81%
2013	1,736	$2.08	to	$18.50	$34,644	0.33%	0.38% to 2.00%	47.19%	to	21.95%

SmallCap Class 2:
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00% to 1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15% to 1.40%	15.75%	to	15.57%
2015 (9)	86	$9.14	to	$9.12	$785	0.09%	1.15% to 1.40%	(7.21)%	to	(7.41)%

T. Rowe Price Blue Chip Growth Portfolio II:
2017	685	$31.81	to	$29.36	$21,628	—%	1.40% to 2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40% to 2.00%	(0.88)%	to	(1.47)%
2015	715	$23.96	to	$22.38	$16,984	—%	1.40% to 2.00%	9.26%	to	8.59%
2014	581	$21.93	to	$20.61	$12,613	—%	1.40% to 2.00%	7.34%	to	6.73%
2013	566	$20.43	to	$19.31	$11,456	—%	1.40% to 2.00%	38.98%	to	38.13%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

T. Rowe Price Health Sciences Portfolio II:
2017	524	$54.37	to	$50.18	$28,307	—%	1.40% to 2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40% to 2.00%	(11.95)%	to	(12.49)%
2015	725	$49.19	to	$45.95	$35,403	—%	1.40% to 2.00%	10.89%	to	10.24%
2014	686	$44.36	to	$41.68	$30,107	—%	1.40% to 2.00%	29.40%	to	28.64%
2013	631	$34.28	to	$32.40	$21,393	—%	1.40% to 2.00%	48.59%	to	47.68%

Templeton Global Bond VIP Class 4:
2017	213	$9.70	to	$9.39	$2,026	—%	1.00% to 2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15% to 2.00%	1.63%	to	0.86%
2015	116	$9.22	to	$9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)%	to	(6.60)%
2014 (8)	7	$9.75	to	$9.74	$68	—%	1.15% to 1.40%	(2.30)%	to	(2.31)%

Templeton Growth VIP Class 2:
2017	36			$25.03	$891	1.61%	0.85%			17.46%
2016	40			$21.31	$854	2.01%	0.85%			8.72%
2015	44			$19.60	$869	2.66%	0.85%			(7.28)%
2014	45			$21.14	$960	1.34%	0.85%			(3.65)%
2013	49			$21.94	$1,071	2.65%	0.85%			29.82%

The Merger Fund:
2017	1	$10.07	to	$9.85	$6	—%	1.00% to 1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15% to 1.40%	1.24%	to	0.93%
2015 (10)	—	$9.65	to	$9.64	$—	—%	1.15% to 1.40%	(3.50)%	to	(3.60)%

VanEck Global Hard Assets Class S:
2017	550	$10.05	to	$10.32	$5,838	—%	1.00% to 2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15% to 2.00%	41.60%	to	40.45%
2015	665	$5.00	to	$7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)%	to	(34.92)%
2014	591	$7.61	to	$11.74	$7,087	—%	1.15% to 2.00%	(13.82)%	to	(20.94)%
2013	584	$15.27	to	$14.85	$8,885	0.49%	1.30% to 2.00%	8.92%	to	8.24%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(5)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(6)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(7)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(8)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(9)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(10)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(11)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(12)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(13)	Commencement of operations, April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(14)	Commencement of operations, May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(15)	Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(16)	Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.
(17)	Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.

Division	2017 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	11.84
American Century VP Inflation Protection Class II	10.00, 10.05 and 13.27
American Century VP Value Class II	25.62
American Funds Insurance Series Asset Allocation Fund Class 4	12.00
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4	13.22
American Funds Insurance Series Global Small Capitalization Fund Class 4	12.19
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	11.66
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.29
American Funds Insurance Series New World Fund Class 2	11.29 and 11.83
BlackRock Advantage U.S. Total Market Class III	12.36
BlackRock iShares Alternative Strategies Class III	10.64, 10.78, 10.81 and 10.85
Calvert Russell 2000 Small Cap Index Class F	13.18
Calvert S&P MidCap 400 Index Class F	13.31
ClearBridge Small Cap Growth Series II	12.12
Columbia Small Cap Value Class 2	13.46
Core Plus Bond Class 1	2.89, 22.42, 24.73 and 24.84
Core Plus Bond Class 2	10.32
Deutsche Equity 500 Index Class B2	13.43
Deutsche Small Mid Cap Value Class B	13.86, 14.19 and 14.25
Diversified Balanced Class 2	16.30
Diversified Balanced Managed Volatility Class 2	10.68 and 12.02
Diversified Growth Class 2	18.04
Diversified Growth Managed Volatility Class 2	10.86 and 12.50
Diversified Income Class 2	13.02
Diversified International Class 1	3.87
Dreyfus IP MidCap Stock Service Shares	12.01
Equity Income Class 1	18.15, 19.30 and 19.38
Equity Income Class 2	13.21
Fidelity VIP Contrafund Service Class 2	28.85
Fidelity VIP Government Money Market Service Class 1	0.98, 1.00, 9.73, 9.82, 9.84, 9.91 and 9.93
Fidelity VIP Government Money Market Service Class 2	9.78 and 9.83
Fidelity VIP Mid Cap Service Class 2	33.00

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Unit Value ($)

Fidelity VIP Overseas Service Class 2	10.71, 10.88 , 11.50, 11.59 and 19.62
Franklin Global Real Estate VIP Class 2	11.30 and 11.39
Franklin Rising Dividends VIP Class 4	13.43
Goldman Sachs VIT Mid Cap Value Service Class S	11.25
Goldman Sachs VIT Small Cap Equity Insights Service Class S	13.68
Government & High Quality Bond Class 1	2.72, 11.53, 12.12, 12.17, 12.54 and 12.65
Government & High Quality Bond Class 2	10.15
Guggenheim Floating Rate Strategies Series F	10.47, 10.61, 10.64, 10.77 and 10.86
Guggenheim Investments Long Short Equity	11.72 and 11.81
Guggenheim Investments Multi-Hedge Strategies	10.33 and 10.42
Income Class 2	10.49
International Emerging Markets Class 1	36.68, 40.47 and 40.65
Invesco Balanced-Risk Allocation Series II	11.41
Janus Henderson Flexible Bond Service Shares	10.17 and 10.25
LargeCap Growth Class 1	4.18, 34.12, 37.64 and 37.81
LargeCap Growth Class 2	13.03
LargeCap Growth I Class 1	69.46, 76.63 and 76.97
LargeCap Growth I Class 2	13.17
LargeCap S&P 500 Index Class 1	19.16, 21.13, 21.23, 22.92 and 23.06
LargeCap S&P 500 Index Class 2	12.73
LargeCap Value Class 1	6.17,43.22, 47.68, 47.89 and 64.98
LargeCap Value Class 2	11.77
MFS International Value Service Class	11.98, 12.14, 12.17, 13.19 and 13.30
MFS New Discovery Service Class	13.60, 13.92 and 13.99
MFS Utilities Service Class	10.20, 10.28 and 23.52
MidCap Class 1	12.50, 99.76, 110.05 and 110.54
Multi-Asset Income Class 2	11.49
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	11.58, 11.65 and 12.10
PIMCO All Asset Advisor Class	10.97
PIMCO High Yield Administrative Class	15.68
PIMCO Total Return Administrative Class	13.02
Principal Capital Appreciation Class 1	12.34 and 12.55
Principal Capital Appreciation Class 2	13.32
Principal LifeTime Strategic Income Class 1	14.07, 15.17 and 15.24
Principal LifeTime 2010 Class 1	15.78, 17.01 and 17.09
Principal LifeTime 2020 Class 1	17.99, 19.40 and 19.49
Principal LifeTime 2020 Class 2	11.12
Principal LifeTime 2030 Class 1	18.62, 20.08 and 20.17

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Unit Value ($)

Principal LifeTime 2030 Class 2	11.37
Principal LifeTime 2040 Class 1	19.73, 21.28 and 21.38
Principal LifeTime 2040 Class 2	11.54
Principal LifeTime 2050 Class 1	20.12, 21.70 and 21.80
Principal LifeTime 2050 Class 2	11.67
Real Estate Securities Class 1	54.34, 59.95 and 60.22
Real Estate Securities Class 2	13.16
Rydex Basic Materials	11.98
Rydex Commodities Strategy	5.18 and 5.22
Rydex NASDAQ 100	14.94
SAM Balanced Portfolio Class 1	15.46, 16.41,16.48 and 17.06
SAM Balanced Portfolio Class 2	11.75
SAM Conservative Balanced Portfolio Class 2	11.33
SAM Conservative Growth Portfolio Class 2	12.22
SAM Flexible Income Portfolio Class 2	11.01
SAM Strategic Growth Portfolio Class 2	12.35
Short-Term Income Class 2	10.10
SmallCap Class 1	23.81, 26.27, 26.39 and 34.86
SmallCap Class 2	11.77
Templeton Global Bond VIP Class 4	9.35
VanEck Global Hard Assets Class S	6.81, 6.86, 10.36, 10.86 and 10.91

Division	2017 Total Return (%)

Alps/Red Rocks Listed Private Equity Class III	23.46
American Century VP Inflation Protection Class II	1.73, 2.23, 2.24, 2.32 and 2.53
American Century VP Value Class II	7.03, 7.15 and 7.34
American Funds Insurance Series Asset Allocation Fund Class 4	14.50
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4	15.36
American Funds Insurance Series Global Small Capitalization Fund Class 4	24.26
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	13.42
American Funds Insurance Series Managed Risk Growth Fund Class P2	24.52
American Funds Insurance Series Managed Risk International Fund Class P2	27.15
American Funds Insurance Series New World Fund Class 4	27.55
BlackRock Global Allocation Class III	11.56, 12.09, 12.29 and 12.36
BlackRock iShares Alternative Strategies Class III	10.37, 10.91, 10.99 and 11.17

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Total Return (%)

BlackRock iShares Dynamic Allocation Class III	12.66, 13.18, 13.26 and 13.44
BlackRock iShares Dynamic Fixed Income Class III	2.13, 2.22 and 2.42
BlackRock iShares Equity Appreciation Class III	19.28, 19.87, 20.06 and 20.24
Calvert EAFE International Index Class F	23.03
Calvert Russell 2000 Small Cap Index Class F	12.75
Calvert S&P MidCap 400 Index Class F	14.35
ClearBridge Small Cap Growth Series II	22.55
Columbia Limited Duration Credit Class 2	0.40, 0.50 and 0.60
Core Plus Bond Class 2	3.30
Delaware Limited Term Diversified Income Service Class	0.51, 0.61 and 0.81
Deutsche Alternative Asset Allocation Class B	5.84
Deutsche Equity 500 Index Class B2	19.70
Deutsche Small Mid Cap Value Class B	8.03, 8.60, 8.65, 8.70 and 8.82
Diversified Balanced Class 2	9.91
Diversified Balanced Managed Volatility Class 2	6.59, 8.86, 9.37, 9.42, 9.46 and 9.65
Diversified Growth Class 2	12.61
Diversified Growth Managed Volatility Class 2	8.38, 11.30, 11.78, 11.81, 11.87 and 12.00
Diversified Income Class 2	7.34
Diversified International Class 2	27.30
Dreyfus IP MidCap Stock Service Shares	13.73
Equity Income Class 2	19.44
Fidelity VIP Contrafund Service Class 2	19.83, 19.91 and 20.19
Fidelity VIP Government Money Market Service Class 2	(1.01) and (0.71)
Fidelity VIP Mid Cap Service Class 2	18.83, 18.87 and 19.22
Fidelity VIP Overseas Service Class 2	27.50, 28.21, 28.24, 28.30 and 28.49
Franklin Global Real Estate VIP Class 2	8.40, 8.96, 8.97, 9.04 and 9.20
Franklin Rising Dividends VIP Class 4	19.06
Goldman Sachs VIT Mid Cap Value Service Class S	9.65
Goldman Sachs VIT Multi-Stategy Alternatives Portfolio Service Shares	4.21
Government & High Quality Bond Class 2	0.40
Guggenheim Floating Rate Strategies Series F	1.99, 2.02, 2.11 and 2.26
Guggenheim Investments Global Managed Futures Strategy	7.18, 7.26, 7.27 and 7.37
Income Class 2	3.66
International Emerging Markets Class 2	38.88
Invesco Balanced-Risk Allocation Series II	8.67
Invesco Global Health Care Series II	14.27
Invesco International Growth Series II	21.37
Janus Henderson Flexible Bond Service Shares	1.42, 1.90, 1.92, 2.02 and 2.19

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Total Return (%)

LargeCap Growth Class 2	32.96
LargeCap Growth I Class 2	31.83
LargeCap S&P 500 Index Class 2	19.76
LargeCap Value Class 2	15.17
MFS International Value Service Class	24.40, 25.02, 25.03, 25.21 and 25.35
MFS New Discovery Service Class	23.97, 24.51, 24.59, 24.80 and 24.90
MFS Utilities Service Class	12.86, 12.96 and 13.22
Multi-Asset Income Class 2	10.59
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	22.80, 22.84 and 23.15
PIMCO All Asset Advisor Class	12.17
PIMCO High Yield Administrative Class	5.16, 5.18 and 5.43
PIMCO Low Duration Advisor Class	0.10
PIMCO Total Return Administrative Class	3.46, 3.50 and 3.73
Principal Capital Appreciation Class 2	19.03
Principal LifeTime 2020 Class 2	13.35
Principal LifeTime 2030 Class 2	16.62
Principal LifeTime 2040 Class 2	19.09
Principal LifeTime 2050 Class 2	20.56
Real Estate Securities Class 2	7.78
Rydex Basic Materials	20.04
Rydex NASDAQ 100	29.58
SAM Balanced Portfolio Class 2	13.53
SAM Conservative Balanced Portfolio Class 2	9.89
SAM Conservative Growth Portfolio Class 2	18.07
SAM Flexible Income Portfolio Class 2	6.89
SAM Strategic Growth Portfolio Class 2	20.49
Short-Term Income Class 2	0.70
SmallCap Class 2	11.25
Templeton Global Bond VIP Class 4	(0.11), 0.32, 0.42 and 0.64
The Merger Fund	1.43

Division	2016 Unit Value ($)

American Century VP Inflation Protection Class II	9.83 and 12.98
American Century VP Value Class II	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2	8.89 and 9.27
Balanced Class 1	3.31 and 29.48
Core Plus Bond Class 1	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B	11.16, 12.83, 13.06 and 13.11

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2016 Unit Value ($)

Diversified Balanced Managed Volatility Class 2	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1	24.03, 26.38 and 26.47
Equity Income Class 1	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2	10.76 and 27.77
Fidelity VIP Overseas Service Class 2	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1	26.54, 29.14 and 29.24
LargeCap Growth Class 1	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class	9.03 and 20.84
MidCap Class 1	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid-Cap Growth Portfolio Class S	9.43 and 9.85
PIMCO High Yield Administrative Class	10.62 and 14.91
PIMCO Total Return Administrative Class	10.13 and 12.58
Principal Capital Appreciation Class 1	10.42 and 10.53
Principal LifeTime 2010 Class 1	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1	15.94, 17.11 and 17.16
Principal LifeTime 2030 Class 1	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1	13.18, 14.15 and 14.20
Real Estate Securities Class 1	50.72, 55.68 and 55.87
Rydex Commodities Strategy	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S	7.04, 10.77, 11.24 and 11.28

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2016 Total Return (%)

American Funds Insurance Series New World Fund Class 2	3.25
BlackRock iShares Dynamic Allocation Class III	4.06
BlackRock iShares Equity Appreciation Class III	6.95
Fidelity VIP Government Money Market Initial Class	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I	(13.14) and (2.30)
LargeCap Value Class 1	0.39
MFS New Discovery Service Class	6.71
Rydex Commodities Strategy	8.27

Division	2015 Unit Value ($)

American Century VP Inflation Protection Class II	9.55 and 12.61
American Century VP Value Class II	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2	8.61 and 8.93
Balanced Class 1	3.15 and 28.26
Bond & Mortgage Securities Class 1	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2	9.63, 9.66, 10.02 and 10.47
Diversified Growth Managed Volatility Class 2	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2	9.75 and 25.16
Fidelity VIP Overseas Service Class 2	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1	24.73, 27.01 and 27.08
LargeCap Growth Class 1	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class	8.23 and 19.00
MidCap Class 1	9.14, 74.80, 81.70 and 81.89
Money Market Class 1	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	9.18 and 9.59
PIMCO High Yield Administrative Class	9.58 and 13.44
PIMCO Total Return Administrative Class	10.00 and 12.43
Principal Capital Appreciation Class 1	9.73 and 9.77
Principal LifeTime Strategic Income Class 1	12.82, 13.69 and 13.73

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2015 Unit Value ($)

Principal LifeTime 2010 Class 1	13.97, 14.92 and 14.96
Principal LifeTime 2020 Class 1	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1	16.21, 17.31 and 17.35
Real Estate Securities Class 1	48.84, 53.34 and 53.47
Rydex Commodities Strategy	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)

American Century VP Inflation Protection Class II	(3.310)
Diversified Balanced Managed Volatility Class 2	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2	(9.43) and (9.03)
LargeCap Value Class 1	(1.570)
MFS VIT New Discovery Service Class	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	(8.93) and (4.39)
Principal Capital Appreciation Class 1	(1.72) and (1.31)

Division	2014 Unit Value ($)

American Century VP Inflation Protection Class II	9.93 and 13.11
American Century VP Value Class II	10.14 and 21.26
Balanced Class 1	3.16 and 28.15
Bond & Mortgage Securities Class 1	2.71, 21.86, 23.76 and 23.79
Diversified Balanced Managed Volatility Class 2	10.62
Diversified Growth Managed Volatility Class 2	10.68
Diversified International Class 1	3.06, 24.96, 27.13 and 27.16
DWS Small Mid Cap Value Class B	10.08, 11.70, 11.80 and 11.81
Equity Income Class 1	14.27, 14.95 and 14.97
Fidelity VIP Contrafund Service Class 2	10.16 and 22.88
Fidelity VIP Mid Cap Service Class 2	10.05 and 25.94
Fidelity VIP Overseas Service Class 2	16.08
Government & High Quality Bond Class 1	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42
International Emerging Markets Class 1	29.24, 31.78 and 31.82
LargeCap Growth Class 1	3.17, 26.88, 29.22 and 29.26
LargeCap Growth I Class 1	50.39, 54.76 and 54.84

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2014 Unit Value ($)

LargeCap S&P 500 Index Class 1	14.79, 16.07, 16.10, 17.15 and 17.30
LargeCap Value Class 1	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16
MFS VIT Utilities Service Class	22.60
MidCap Class 1	9.05, 75.00, 81.51 and 81.62
Money Market Class 1	12.35, 13.42 and 13.44
PIMCO High Yield Administrative Class	13.86
PIMCO Total Return Administrative Class	12.55
Principal LifeTime Strategic Income Class 1	13.20, 14.02 and 14.04
Principal LifeTime 2010 Class 1	14.41, 15.31 and 15.33
Principal LifeTime 2020 Class 1	15.84, 16.82 and 16.85
Principal LifeTime 2030 Class 1	15.91, 16.91 and 16.93
Principal LifeTime 2040 Class 1	16.55, 17.59 and 17.61
Principal LifeTime 2050 Class 1	16.63, 17.67 and 17.70
Real Estate Securities Class 1	47.76, 51.91 and 51.98
SAM Balanced Portfolio Class 1	13.41, 14.02, 14.04 and 14.38
SmallCap Blend Class 1	19.05, 20.70, 20.73 and 27.02
SmallCap Growth II Class 1	16.16, 16.32, 16.68, 17.56 and 17.59
SmallCap Value I Class 1	34.27, 37.24 and 37.30
Van Eck Global Hard Assets Service Class	11.75, 12.14 and 12.16

Division	2014 Total Return (%)

American Century VP Inflation Protection Class II	(1.10) and 1.86
American Century VP Value Class II	11.48
Diversified Balanced Managed Volatility Class 2	5.46
Diversified Growth Managed Volatility Class 2	5.53
DWS Small Mid Cap Value Class B	3.08 and 3.69
Fidelity VIP Contrafund Service Class 2	10.11
Fidelity VIP Mid Cap Service Class 2	4.60
LargeCap Value Class 1	10.70
MFS VIT Utilities Service Class	10.89
Money Market Class 1	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class	1.91
PIMCO Total Return Administrative Class	2.78
SAM Strategic Growth Portfolio Class 1	6.57
Van Eck Global Hard Assets Service Class	(13.720)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2013 Unit Value ($)

Balanced Class 1	2.92 and 26.55
Bond & Mortgage Securities Class 1	2.59, 21.17, 22.89 and 22.90
Diversified International Class 1	3.18, 26.28, 28.42 and 28.43
Equity Income Class 1	13.44 and 13.45
Government & High Quality Bond Class 1	11.67, 11.86, 11.92 and 2.54
International Emerging Markets Class 1	30.96, 33.48 and 33.50
LargeCap Growth Class 1	2.87, 24.66, 26.67 and 26.68
LargeCap Growth I Class 1	47.28, 51.13 and 51.15
LargeCap S&P 500 Index Class 1	13.31, 14.39, 15.27 and 15.42

Division	2013 Unit Value ($)

LargeCap Value Class 1	4.56, 33.55, 36.29, 36.30 and 55.42
MidCap Class 1	8.06, 67.65, 73.16 and 73.19
Money Market Class 1	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62
Principal LifeTime Strategic Income Class 1	13.60
Principal LifeTime 2010 Class 1	14.81 and 14.82
Principal LifeTime 2020 Class 1	16.14
Principal LifeTime 2030 Class 1	15.29, 16.16 and 16.17
Principal LifeTime 2040 Class 1	15.89, 16.79 and 16.80
Principal LifeTime 2050 Class 1	16.88
Real Estate Securities Class 1	36.65, 39.63 and 39.65
SAM Balanced Portfolio Class 1	13.31, 13.32 and 13.59
SmallCap Blend Class 1	18.51, 20.01, 20.02 and 25.98
SmallCap Growth II Class 1	15.43, 15.78, 16.68 and 16.69
SmallCap Value I Class 1	32.59, 35.24 and 35.26

Division	2013 Total Return (%)

Franklin Small Cap Value Securities Class 2	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I	13.75 and 33.92
SAM Balanced Portfolio Class 1	16.14, 16.23 and 16.65

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2012 Unit Value ($)

Asset Allocation Class 1	28.28
Balanced Class 1	22.50
Bond & Mortgage Securities Class 1	23.40
Diversified International Class 1	24.24
Equity Income Class 1	10.70
Government & High Quality Bond Class 1	11.94, 12.09 and 12.14
International Emerging Markets Class 1	35.58
LargeCap Growth Class 1	20.18
LargeCap Growth I Class 1	38.05
LargeCap S&P 500 Index Class 1	11.04, 11.66 and 11.79
LargeCap Value Class 1	28.10 and 42.56
MidCap Blend Class 1	55.35
Money Market Class 1	13.79
Principal LifeTime Strategic Income Class 1	13.10
Principal LifeTime 2010 Class 1	13.54
Principal LifeTime 2020 Class 1	14.09
Principal LifeTime 2030 Class 1	13.76
Principal LifeTime 2040 Class 1	13.89
Principal LifeTime 2050 Class 1	13.81
Real Estate Securities Class 1	38.58
Division	2012 Unit Value ($)

SmallCap Blend Class 1	13.72 and 17.72
SmallCap Growth II Class 1	10.80 and 11.46
SmallCap Value I Class 1	25.55

Division	2012 Total Return (%)

Balanced Class 1	12.58
Bond & Mortgage Securities Class 1	7.09
Diversified International Class 1	17.94
Government & High Quality Bond Class 1	3.48
LargeCap Growth Class 1	16.36
LargeCap Value Class 1	18.01 and 18.08
MidCap Blend Class 1	18.94
Money Market Class 1	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Short-Term Income Class 1	4.08

7. Subsequent Events

Separate Account B performed an evaluation of subsequent events through April 27, 2018, and determined no items required recognition or disclosure.

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Report of Independent Auditors
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2017 and 2016, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 56-59 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP
Des Moines, Iowa March 29, 2018

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2017	December 31, 2016
	(in millions)
Assets
Fixed maturities, available-for-sale (2017 and 2016 include $268.0 million and $232.5 million related to
consolidated variable interest entities)	$55,429.4	$51,252.2
Fixed maturities, trading (2017 and 2016 include $0.0 million and $82.4 million related to consolidated
variable interest entities)	49.1	217.9
Equity securities, available-for-sale	94.1	96.3
Equity securities, trading	6.0	8.2
Mortgage loans	13,452.1	12,645.1
Real estate (2017 and 2016 include $370.3 million and $305.7 million related to consolidated variable
interest entities)	1,732.6	1,365.2
Policy loans	765.7	784.8
Other investments (2017 and 2016 include $9.3 million and $16.9 million related to consolidated variable
interest entities and $61.0 million and $86.2 million measured at fair value under the fair value option)	1,270.2	1,615.5
Total investments	72,799.2	67,985.2
Cash and cash equivalents	923.4	1,147.0
Accrued investment income	591.0	563.7
Premiums due and other receivables	1,708.1	1,330.8
Deferred acquisition costs	3,331.7	3,184.2
Property and equipment	688.1	642.0
Goodwill	75.1	75.1
Other intangibles	24.8	27.4
Separate account assets	117,300.8	103,662.0
Assets of discontinued operations	—	669.9
Other assets	1,193.8	1,022.8
Total assets	$198,636.0	$180,310.1

Liabilities
Contractholder funds	$35,330.2	$35,337.7
Future policy benefits and claims	27,681.9	24,320.3
Other policyholder funds	796.0	782.0
Short-term debt	—	76.5
Long-term debt	50.5	—
Income taxes currently payable	10.5	4.9
Deferred income taxes	1,258.0	1,147.3
Separate account liabilities	117,300.8	103,662.0
Liabilities of discontinued operations	—	359.1
Other liabilities (2017 and 2016 include $269.3 million and $283.2 million related to consolidated variable interest entities, of which $0.0 million and $59.9 million are measured at fair value under the fair
value option)	6,237.7	6,381.0
Total liabilities	188,665.6	172,070.8

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,346.0	5,305.6
Retained earnings	2,238.1	2,139.9
Accumulated other comprehensive income	1,359.8	748.4
Total stockholder's equity attributable to Principal Life Insurance Company	9,946.4	8,196.4
Noncontrolling interest	24.0	42.9
Total stockholder's equity	9,970.4	8,239.3
Total liabilities and stockholder's equity	$198,636.0	$180,310.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Premiums and other considerations	$5,999.4	$5,024.5	$5,057.4
Fees and other revenues	2,182.1	2,000.5	2,048.1
Net investment income	2,833.7	2,666.1	2,438.6
Net realized capital gains, excluding impairment losses on available-for-sale
securities	451.7	194.7	2.8
Net other-than-temporary impairment losses on available-for-sale
securities	(30.0)	(93.7)	(0.8)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(49.7)	(3.1)	(29.2)
Net impairment losses on available-for-sale securities	(79.7)	(96.8)	(30.0)
Net realized capital gains (losses)	372.0	97.9	(27.2)
Total revenues	11,387.2	9,789.0	9,516.9
Expenses
Benefits, claims and settlement expenses	7,317.9	6,339.5	6,135.1
Dividends to policyholders	124.6	156.6	163.5
Operating expenses	2,226.7	2,099.3	2,181.5
Total expenses	9,669.2	8,595.4	8,480.1
Income from continuing operations before income taxes	1,718.0	1,193.6	1,036.8
Income taxes (benefits)	(518.4)	211.9	215.0
Income from continuing operations, net of related income taxes	2,236.4	981.7	821.8
Income from discontinued operations, net of related income taxes	37.0	131.6	119.6
Net income	2,273.4	1,113.3	941.4
Net income attributable to noncontrolling interest	2.4	26.6	10.8
Net income attributable to Principal Life Insurance Company	$2,271.0	$1,086.7	$930.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Net income	$2,273.4	$1,113.3	$941.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	619.9	103.8	(447.7)
Noncredit component of impairment losses on fixed maturities, available-for-sale	27.4	0.3	18.8
Net unrealized gains (losses) on derivative instruments	(49.1)	10.2	14.3
Foreign currency translation adjustment	—	—	(0.1)
Net unrecognized postretirement benefit obligation	13.3	2.9	(30.8)
Other comprehensive income (loss)	611.5	117.2	(445.5)
Comprehensive income	2,884.9	1,230.5	495.9
Comprehensive income attributable to noncontrolling interest	2.4	26.6	10.7
Comprehensive income attributable to Principal Life Insurance Company	$2,882.5	$1,203.9	$485.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2015	$2.5	$5,275.0	$1,817.2	$1,086.7	$43.2	$8,224.6
Capital distributions to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and
additional related tax benefits	—	57.0	(3.9)	—	0.1	53.2
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling
interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (1)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (1)	—	—	—	(445.4)	—	(445.4)
Balances as of December 31, 2015	2.5	5,334.4	2,232.6	641.3	43.4	8,254.2
Capital distributions to parent	—	(20.0)	—	—	—	(20.0)
Stock-based compensation and additional related
tax benefits	—	59.7	(4.4)	—	0.4	55.7
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(68.5)	—	(10.1)	—	(78.6)
Dividends to parent	—	—	(1,175.0)	—	—	(1,175.0)
Distributions to noncontrolling interest	—	—	—	—	(33.0)	(33.0)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	2.5	5,305.6	2,139.9	748.4	42.9	8,239.3
Capital distributions to parent	—	(27.5)	—	—	—	(27.5)
Stock-based compensation	—	41.9	(3.0)	—	0.1	39.0
Tax asset transferred to affiliate due to prior
year change in benefit plan sponsorship	—	(3.0)	—	—	—	(3.0)
Dividends to parent	—	—	(1,818.4)	—	—	(1,818.4)
Distributions to noncontrolling interest	—	—	—	—	(3.1)	(3.1)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.1)	—	—	(1.3)	(6.4)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.4)	(0.1)	(23.0)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	$2.5	$6,346.0	$2,238.1	$1,359.8	$24.0	$9,970.4

(1) Excludes amounts attributable to redeemable noncontrolling interest. See Note 15, Stockholder's Equity, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Operating activities
Net income	$2,273.4	$1,113.3	$941.4
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	(37.0)	(131.6)	(119.6)
Net realized capital (gains) losses	(372.0)	(97.9)	27.2
Depreciation and amortization expense	112.2	108.3	100.5
Amortization of deferred acquisition costs	212.1	262.6	251.7
Additions to deferred acquisition costs	(397.8)	(377.7)	(356.5)
Stock-based compensation	39.3	31.5	31.5
(Income) loss from equity method investments, net of dividends received	9.7	60.1	(51.5)
Changes in:
Accrued investment income	(27.3)	(41.9)	(24.5)
Net cash flows for trading securities	171.3	301.5	(165.6)
Premiums due and other receivables	(360.1)	100.9	(232.5)
Contractholder and policyholder liabilities and dividends	3,251.9	2,019.5	2,924.9
Current and deferred income taxes (benefits)	(616.4)	61.5	84.3
Real estate acquired through operating activities	(82.5)	(58.2)	(43.9)
Real estate sold through operating activities	1.2	227.6	51.9
Other assets and liabilities	(212.8)	(266.6)	443.5
Other	983.3	755.2	285.4
Net adjustments	2,675.1	2,954.8	3,206.8
Net cash provided by operating activities	4,948.5	4,068.1	4,148.2
Investing activities
Available-for-sale securities:
Purchases	(12,878.8)	(13,308.7)	(9,314.6)
Sales	1,142.6	1,368.7	1,069.5
Maturities	8,407.5	7,562.0	6,475.9
Mortgage loans acquired or originated	(2,594.0)	(2,798.9)	(2,177.2)
Mortgage loans sold or repaid	1,724.0	1,968.1	1,531.7
Real estate acquired	(200.5)	(109.7)	(322.0)
Real estate sold	481.9	35.2	208.9
Net purchases of property and equipment	(105.7)	(117.5)	(121.2)
Net change in other investments	(127.9)	(154.3)	(6.7)
Net cash used in investing activities	(4,150.9)	(5,555.1)	(2,655.7)
Financing activities
Proceeds from financing element derivatives	0.1	0.4	0.3
Payments for financing element derivatives	(77.6)	(87.7)	(82.0)
Excess tax benefits from share-based payment arrangements	—	7.8	11.0
Purchase of subsidiary shares from noncontrolling interest	(6.4)	—	(20.3)
Dividends paid to parent	(1,818.4)	(1,040.3)	(368.4)
Capital contributions from (distributions to) parent	1,006.6	(16.3)	22.3
Issuance of long-term debt	2.8	12.0	13.2
Principal repayments of long-term debt	(56.5)	(54.8)	(52.6)
Net repayments of short-term borrowings	(76.5)	(32.3)	(45.7)
Investment contract deposits	9,760.5	10,462.4	6,214.8
Investment contract withdrawals	(9,889.9)	(8,373.3)	(6,655.5)
Net increase in banking operation deposits	136.6	129.0	91.1
Other	(2.5)	6.1	(2.7)
Net cash provided by (used in) financing activities	(1,021.2)	1,013.0	(874.5)
Net increase (decrease) in cash and cash equivalents	(223.6)	(474.0)	618.0
Cash and cash equivalents from continuing operations at beginning of period	1,147.0	1,621.0	1,003.0
Cash and cash equivalents from continuing operations at end of period	$923.4	$1,147.0	$1,621.0

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$47.7	$219.6	$158.0
Net cash used in investing activities	(0.60)	(22.10)	(4.90)
Net cash used in financing activities	(44.70)	(138.50)	(139.60)
Net cash and cash equivalents provided by discontinued operations	$2.4	$59.0	$13.5

Supplemental information:
Cash paid for interest	$0.1	$0.3	$1.4
Cash paid for income taxes	$91.0	$189.2	$154.5

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$300.0	$—	$156.0
Assets received in kind for pension risk transfer transactions	$—	$594.3	$—
Assets transferred to parent due to change in benefit plan sponsorship	$—	$304.1	$—
Liabilities assumed by parent due to change in benefit plan sponsorship	$—	$(225.50)	$—
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$743.2	$—	$—
Long-term debt assumed on real estate properties received	$269.0	$—	$—
Increase in other investments due to discontinuing equity method accounting	$222.4	$—	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted. PGI LLC comprised substantially our entire Principal Global Investors segment. The remaining immaterial components of that segment are now reported in the Corporate segment. This reporting change was applied retrospectively to our segment information but did not impact our consolidated financial statements.

Certain reclassifications have been made to prior period consolidated statements of cash flows to conform to the December 31, 2017, presentation. This included presenting separate line items within operating activities for (income) loss from equity method investments, net of dividends received, and changes in other assets and liabilities. Previously these amounts had been included within other operating activities.

We evaluated subsequent events through March 29, 2018, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

	January 1, 2020	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Targeted improvements to accounting for hedging activities
This authoritative guidance updates certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates include the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also includes new disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

	January 1, 2019	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date. This guidance requires adoption through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

	January 1, 2019	We are currently evaluating the impact this guidance will have on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes certain optional practical expedients that may be elected. Early adoption is permitted.

January 1, 2019
Our evaluation process includes, but is not limited to, identifying our leases that are within the scope of the guidance, reviewing and documenting our accounting for these contracts, assessing system and process changes and determining disclosure impacts. We are currently evaluating other impacts this guidance will have on our consolidated financial statements.

Reclassification of Certain Tax Effects from Accumulated Other
  Comprehensive Income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The guidance will be applied at the beginning of the period of adoption and comparative periods will not be restated. We will reclassify the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate. A reclassification of $242.0 million will be recorded as an increase to AOCI and a decrease to retained earnings.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The primary focus of this guidance is to supersede the guidance to classify equity securities with readily determinable fair values into different categories (trading or available-for-sale) and rather requires these equity securities to be measured at fair value with changes in the fair value recognized through net income.

January 1, 2018
This guidance will be adopted using the modified retrospective approach and will not have a material impact on our consolidated financial statements. As of December 31, 2017, we did not hold material equity securities accounted for at fair value through other comprehensive income that will be accounted for at fair value through net income under the updated guidance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract.

January 1, 2018
The guidance will be adopted using the modified retrospective application. Only a portion of our total revenues, less than 20%, are subject to this guidance as it does not apply to revenue on contracts accounted for under the insurance contracts or financial instruments standards. Our evaluation process is complete and included, but was not limited to, identifying contracts within the scope of the guidance, reviewing and documenting our accounting for these contracts, identifying and determining the accounting for any related contract costs, and preparing the required financial statement disclosures. While we did not identify material changes in the timing of our revenue recognition, we will have financial statement changes related to contract costs. We will defer certain sales compensation related to obtaining contracts with customers that we did not previously defer, we will no longer defer certain contract costs that were previously capitalized and we will change how we amortize certain contract costs that were previously capitalized, which will result in a net reduction to the contract cost balance. These financial statement changes are not material and result in an immaterial reduction to equity.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party.

	January 1, 2018	This guidance will be adopted using the modified retrospective approach and will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 10, Insurance Liabilities, for further details.
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 5, Variable Interest Entities, for further details.
Discontinued operations
This authoritative guidance amends the definition of discontinued operations and requires entities to provide additional disclosures associated with discontinued operations, as well as disposal transactions that do not meet the discontinued operations criteria. The guidance requires discontinued operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

	January 1, 2015	This guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.
Fair value of financial assets and liabilities of a consolidated collateralized financing entity
This authoritative guidance provides a measurement alternative for a reporting entity to measure both the financial assets and financial liabilities of consolidated collateralized financing entities ("CCFEs") using the more observable of the fair value of the financial assets or of the financial liabilities for both the financial assets and financial liabilities.

January 1, 2015
This guidance was adopted using a modified retrospective approach and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $210.6 million and $128.7 million as of December 31, 2017 and 2016, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange

We use certain over-the-counter (“OTC”) interest rate contracts that are subject to derivative clearing agreements. These agreements require the daily cash settlement of variation margin based on changes in the fair value of the derivative instrument. Prior to 2017, variation margin for all such interest rate contracts was treated as collateral, which was accounted for separately as an interest-bearing asset or liability. For reporting purposes, we did not offset fair value amounts recognized for the right to reclaim variation margin collateral or the obligation to return variation margin collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

Effective January 2017, the Chicago Mercantile Exchange (“CME”) rulebook was amended to legally characterize variation margin payments for cleared OTC derivatives as settlements of the derivative exposure rather than collateral against the derivative exposure. The economic cash flows exchanged do not change and therefore hedge accounting is unchanged; however, the variation margin and derivative instrument are considered a single unit of account for accounting and presentation purposes. As settlements, variation margin receipts and payments are considered cash flows of the derivative and reduce the recognized asset or liability arising from the derivative’s mark-to-market for balance sheet presentation, effectively resulting in the derivative having a fair value that approximates zero. As of December 31, 2016, our consolidated statements of financial position included $528.0 million in other investments and $527.7 million in other liabilities related to OTC interest rate contracts cleared with the CME. The balance of those line items was reduced by those amounts in January 2017 as a result of the CME rulebook amendment. The rulebook amendment did not have an impact on net income. Additionally, the change by the CME did not impact the accounting for our OTC derivatives not cleared with the CME.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Participating business represented approximately 8%, 8% and 9% of our life insurance in force and 29%, 33% and 36% of the number of life insurance policies in force as of December 31, 2017, 2016 and 2015, respectively. Participating business represented approximately 39%, 43% and 49% of life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD and Critical Illness: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (‘‘EGR’’). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (‘‘EGM’’) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a material amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC for long-term service contracts are amortized in proportion to the revenue recognized or straight-line if no pattern of revenue recognition can be reasonably predicted. We amortize capitalized costs of long-term service contracts on a straight-line basis, reflecting lapses as they are incurred, over the expected contract life. DAC on long-term service contracts are subject to recoverability testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2017 and 2016, we had $427.5 million and $412.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2017 and 2016, $417.4 million, or 98%, and $390.5 million, or 95%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2017 and 2016, the total amount recoverable from reinsurers was $864.3 million and $837.1 million, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Premiums and other considerations:
Direct	$6,202.7	$5,254.2	$5,275.8
Assumed	279.8	226.0	183.2
Ceded	(483.1)	(455.7)	(401.6)
Net premiums and other considerations	$5,999.4	$5,024.5	$5,057.4

Benefits, claims and settlement expenses:
Direct	$7,296.3	$6,298.8	$6,355.4
Assumed	441.1	356.9	306.0
Ceded	(419.5)	(316.2)	(526.3)
Net benefits, claims and settlement expenses	$7,317.9	$6,339.5	$6,135.1

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2017 and 2016, the separate accounts included a separate account valued at $170.5 million and $158.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Income Taxes

Our ultimate parent, PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill is not amortized. Rather, it is tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results were reported in our Principal Global Investors segment. These are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, inter-segment eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.
The assets and liabilities of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated inter-segment eliminations, were as follows:

December 31, 2016
(in millions)
Assets
Total investments	$21.0
Cash and cash equivalents	343.4
Premiums due and other receivables	63.9
Property and equipment	11.1
Goodwill	152.4
Other intangibles	97.8
Other assets	(19.7)
Total assets	$669.9

Liabilities
Income taxes currently payable	$(0.4)
Deferred income taxes	18.6
Other liabilities	340.9
Total liabilities	$359.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated inter-segment eliminations, were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Fees and other revenues	$155.9	$513.3	$489.2
Net investment income	42.7	119.4	113.5
Net realized capital gains	1.8	1.6	1.2
Total revenues	200.4	634.3	603.9
Expenses
Operating expenses	148.5	429.5	417.3
Total expenses	148.5	429.5	417.3
Income before income taxes	51.9	204.8	186.6
Income taxes	14.9	73.2	67.0
Income from discontinued operations	37.0	131.6	119.6
Income from discontinued operations attributable to
noncontrolling interest	1.5	4.1	3.8
Income from discontinued operations attributable to parent	$35.5	$127.5	$115.8

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2017, 2016 and 2015, we received $431.9 million, $272.7 million and $266.7 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFS of $313.0 million and $113.0 million as of December 31, 2017 and 2016, respectively, and earned interest of $1.7 million, $0.7 million and $0.0 million during 2017, 2016 and 2015, respectively.

Debt
We have short-term affiliated debt with our parent. See Note 11, Debt, for additional information.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,975.3 million and $2,517.8 million as of December 31, 2017 and 2016, respectively. In addition, we recognized premiums and other fees of $498.9 million, $404.3 million and $337.4 million for the years ended December 31, 2017, 2016 and 2015, respectively, associated with this agreement. Furthermore, we recognized expenses of $700.3 million, $565.0 million and $493.6 million for the years ended December 31, 2017, 2016 and 2015, respectively, associated with this agreement.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

During 2015, we sold our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFS. We received a $156.0 million 10-year note from PFS for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year.

Our ultimate parent, PFG, is a guarantor of both notes received from PFS. We recorded interest income of $9.4 million, $6.0 million and less than $0.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $65.7 million of asset management fee expense for the year ended December 31, 2017. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Management Corporation ("PMC") for distributing proprietary products on their behalf. PMC merged into PGI LLC following the sale of PGI LLC to PFS. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues associated with these fees were $433.8 million, $409.0 million and $446.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $84.8 million, $58.8 million and $64.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Benefit Plans

Effective December 2016, PFG became the sponsor of the qualified defined contribution plans for both employees and individual field agents. Prior to December 2016, Principal Life was the sponsor of these plans. We were allocated plan expenses from PFG of $31.6 million during 2017 and $3.8 million during 2016 after the change in sponsorship was effective. See Note 13, Employee and Agent Benefits, for further details.

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, Principal Life was the sponsor of these plans. We were allocated plan expenses from PFG of $2.4 million during 2017 and $0.3 million during 2016 after the change in sponsorship was effective. See Note 13, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $48.4 million, $48.4 million and $74.1 million of pension expense from PFG during 2017, 2016 and 2015, respectively. See Note 13, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

4. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Consolidated
	(in millions)
Balance as of December 31, 2016	$18.7	$56.4	$75.1

Balance as of December 31, 2017	$18.7	$56.4	$75.1

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2017	2016
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	16.6	14.0
Net carrying value	$24.8	$27.4

During 2017, 2016 and 2015, we fully amortized finite lived intangible assets of $0.0 million, $0.0 million and $0.5 million, respectively.
The amortization expense for intangible assets with finite useful lives was $2.6 million, $1.7 million and $1.8 million for 2017, 2016 and 2015, respectively. As of December 31, 2017, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2018	$2.6
2019	2.5
2020	2.5
2021	2.4
2022	2.3

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2017 and December 31, 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic and cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as "collateralized private investment vehicles"). The performance of the notes of these synthetic structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we were the primary beneficiary for one of these synthetic entities because we acted as the investment manager of the underlying portfolio and we had the power to make decisions and to receive benefits and the obligation to absorb losses that could be potentially significant to the VIE. This synthetic entity matured in the first quarter of 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2017		December 31, 2016
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$268.8	$253.2	$233.3	$212.3
Collateralized private investment vehicle (2)	—	—	82.4	61.5
CMBS	9.4	—	12.5	—
Real estate (3)	387.1	19.5	329.2	26.8
Total	$665.3	$272.7	$657.4	$300.6

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)
The assets of the collateralized private investment vehicle were primarily fixed maturities, trading. The liabilities included derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts, which were reported in other liabilities.

(3)	The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

As previously discussed, we invest in several types of collateralized private investment vehicles that are VIEs. These include synthetic and cash structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2017
Fixed maturities, available-for-sale:
Corporate	$244.2	$224.5
Residential mortgage-backed pass-through securities	2,512.7	2,483.7
Commercial mortgage-backed securities	3,667.0	3,692.6
Collateralized debt obligations	1,359.3	1,372.1
Other debt obligations	5,634.2	5,633.1
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.7	14.7
Other investments:
Other limited partnership and fund interests	668.5	1,149.1

December 31, 2016
Fixed maturities, available-for-sale:
Corporate	$368.4	$298.6
Residential mortgage-backed pass-through securities	2,822.6	2,786.8
Commercial mortgage-backed securities	4,060.2	4,116.2
Collateralized debt obligations	758.1	779.6
Other debt obligations	5,021.0	5,033.6
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	19.9	19.9
Collateralized debt obligations	10.6	10.6
Other investments:
Other limited partnership and fund interests	612.0	1,012.6

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,281.0	$44.3	$7.6	$1,317.7	$—
Non-U.S. governments	492.1	37.3	1.1	528.3	—
States and political subdivisions	6,404.4	369.2	15.9	6,757.7	—
Corporate	31,555.2	2,113.9	79.9	33,589.2	0.6
Residential mortgage-backed pass-through securities	2,483.8	50.2	21.3	2,512.7	—
Commercial mortgage-backed securities	3,692.6	32.3	57.9	3,667.0	50.6
Collateralized debt obligations	1,372.1	2.7	15.5	1,359.3	0.3
Other debt obligations	5,696.1	41.9	40.5	5,697.5	41.9
Total fixed maturities, available-for-sale	$52,977.3	$2,691.8	$239.7	$55,429.4	$93.4
Total equity securities, available-for-sale	$93.2	$6.3	$5.4	$94.1
December 31, 2016
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,398.1	$17.2	$10.7	$1,404.6	$—
Non-U.S. governments	475.0	71.7	4.6	542.1	—
States and political subdivisions	5,431.6	190.8	86.8	5,535.6	1.1
Corporate	29,873.9	1,523.4	321.3	31,076.0	13.9
Residential mortgage-backed pass-through securities	2,786.8	66.4	30.6	2,822.6	—
Commercial mortgage-backed securities	4,116.2	31.0	87.0	4,060.2	77.5
Collateralized debt obligations	779.6	2.8	24.3	758.1	0.3
Other debt obligations	5,065.7	37.1	49.8	5,053.0	50.3
Total fixed maturities, available-for-sale	$49,926.9	$1,940.4	$615.1	$51,252.2	$143.1
Total equity securities, available-for-sale	$103.7	$3.5	$10.9	$96.3

(1)
Excludes $103.0 million and $119.5 million as of December 31, 2017 and December 31, 2016, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2017, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,599.3	$2,616.0
Due after one year through five years	11,044.4	11,336.9
Due after five years through ten years	9,544.1	9,857.9
Due after ten years	16,544.9	18,382.1
Subtotal	39,732.7	42,192.9
Mortgage-backed and other asset-backed securities	13,244.6	13,236.5
Total	$52,977.3	$55,429.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale	$2,143.2	$2,048.6	$1,923.4
Fixed maturities, trading	4.3	11.1	10.8
Equity securities, available-for-sale	5.4	5.4	5.6
Equity securities, trading	—	11.5	9.7
Mortgage loans	563.5	530.2	523.3
Real estate	129.1	127.7	96.6
Policy loans	40.5	41.3	41.4
Cash and cash equivalents	12.0	5.5	2.0
Derivatives (1)	(3.2)	(36.1)	(66.6)
Other	96.6	113.4	72.3
Total	2,991.4	2,858.6	2,618.5
Investment expenses	(157.7)	(192.5)	(179.9)
Net investment income	$2,833.7	$2,666.1	$2,438.6

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$10.3	$56.6	$17.0
Gross losses	(22.7)	(22.4)	(4.3)
Net impairment losses	(79.6)	(95.1)	(30.3)
Hedging, net	(28.5)	(37.9)	(58.3)
Fixed maturities, trading	1.4	(4.6)	(7.1)
Equity securities, available-for-sale:
Net impairment (losses) recoveries	(0.1)	(1.7)	0.3
Equity securities, trading	(1.3)	(5.3)	(8.2)
Mortgage loans	9.2	4.4	(0.8)
Derivatives	(195.8)	198.8	82.5
Other	679.1	5.1	(18.0)
Net realized capital gains (losses)	$372.0	$97.9	$(27.2)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,149.8 million, $1,370.0 million and $1,059.6 million in 2017, 2016 and 2015, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale	$(29.9)	$(92.0)	$(1.1)
Equity securities, available-for-sale	(0.1)	(1.7)	0.3
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(30.0)	(93.7)	(0.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(49.7)	(3.1)	(29.2)
Net impairment losses on available-for-sale securities	$(79.7)	$(96.8)	$(30.0)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Beginning balance	$(134.7)	$(128.0)	$(140.3)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(15.0)	(41.9)	(6.1)
Credit losses for which an other-than-temporary impairment was
previously recognized	(42.5)	(31.7)	(13.8)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	57.9	60.5	24.7
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	10.0	6.4	7.5
Ending balance	$(124.3)	$(134.7)	$(128.0)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$279.4	$2.1	$180.9	$5.5	$460.3	$7.6
Non-U.S. governments	65.2	0.8	12.6	0.3	77.8	1.1
States and political subdivisions	717.1	5.0	437.7	10.9	1,154.8	15.9
Corporate	3,487.5	27.5	1,527.0	52.4	5,014.5	79.9
Residential mortgage-backed pass-
through securities	354.4	2.0	734.5	19.3	1,088.9	21.3
Commercial mortgage-backed
securities	1,332.4	19.9	811.2	38.0	2,143.6	57.9
Collateralized debt obligations	460.9	2.1	38.3	13.4	499.2	15.5
Other debt obligations	2,664.0	16.0	956.4	24.5	3,620.4	40.5
Total fixed maturities, available-for-sale	$9,360.9	$75.4	$4,698.6	$164.3	$14,059.5	$239.7
Total equity securities, available-for-sale	$—	$—	$40.4	$5.4	$40.4	$5.4

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,209 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2017, with associated unrealized losses of $71.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 775 securities reflecting an average price of 97 and an average credit rating of AA- as of December 31, 2017. The corporate sector accounted for $52.2 million in unrealized losses with an average price of 97 and an average credit rating of BBB+. The remaining unrealized losses also included $38.1 million within the commercial mortgage-backed securities sector with an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$555.3	$10.7	$8.2	$—	$563.5	$10.7
Non-U.S. governments	159.2	4.6	—	—	159.2	4.6
States and political subdivisions	2,222.1	86.3	4.8	0.5	2,226.9	86.8
Corporate	6,243.6	179.4	1,156.5	141.9	7,400.1	321.3
Residential mortgage-backed pass-
through securities	1,265.6	29.8	16.0	0.8	1,281.6	30.6
Commercial mortgage-backed
securities	1,615.6	40.1	612.5	46.9	2,228.1	87.0
Collateralized debt obligations	265.7	0.9	195.6	23.4	461.3	24.3
Other debt obligations	2,222.3	32.8	375.9	17.0	2,598.2	49.8
Total fixed maturities, available-for-sale	$14,549.4	$384.6	$2,369.5	$230.5	$16,918.9	$615.1
Total equity securities, available-for-sale	$18.2	$0.4	$35.4	$10.5	$53.6	$10.9

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) as of December 31, 2016. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2016, primarily due to tightening of credit spreads, partially offset by an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,911 securities reflecting an average price of 97 as of December 31, 2016. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2016, with associated unrealized losses of $374.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 453 securities reflecting an average price of 91 and an average credit rating of A- as of December 31, 2016. The corporate sector accounted for $141.9 million in unrealized losses with an average price of 89 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $46.9 million within the commercial mortgage-backed securities sector with an average price of 93 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$2,524.4	$1,387.7
Noncredit component of impairment losses on fixed maturities, available-for-sale	(93.4)	(143.1)
Net unrealized gains (losses) on equity securities, available-for-sale	0.9	(7.4)
Adjustments for assumed changes in amortization patterns	(150.6)	(121.9)
Adjustments for assumed changes in policyholder liabilities	(397.2)	(237.0)
Net unrealized gains on derivative instruments	123.7	212.8
Net unrealized gains (losses) on equity method subsidiaries and noncontrolling
interest adjustments	(21.9)	29.0
Provision for deferred income taxes	(658.2)	(390.6)
Net unrealized gains on available-for-sale securities and derivative instruments	$1,327.7	$729.5

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Commercial mortgage loans	$12,755.2	$11,992.1
Residential mortgage loans	729.1	697.5
Total amortized cost	13,484.3	12,689.6

Valuation allowance	(32.2)	(44.5)
Total carrying value	$13,452.1	$12,645.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Commercial mortgage loans:
Purchased	$44.4	$120.5	$194.7
Residential mortgage loans:
Purchased	276.5	242.9	227.3
Sold	89.3	—	—

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2017		December 31, 2016
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$593.2	4.6%	$533.2	4.4%
Middle Atlantic	3,630.7	28.5	3,324.0	27.7
East North Central	677.2	5.3	654.5	5.5
West North Central	175.1	1.4	185.9	1.6
South Atlantic	2,330.2	18.3	2,193.6	18.3
East South Central	376.4	3.0	239.8	2.0
West South Central	1,074.6	8.4	1,213.4	10.1
Mountain	1,041.9	8.2	934.7	7.8
Pacific	2,855.9	22.3	2,713.0	22.6
Total	$12,755.2	100.0%	$11,992.1	100.0%

Property type distribution
Office	$4,711.9	36.9%	$4,428.2	36.9%
Retail	2,617.3	20.5	2,675.2	22.3
Industrial	1,885.4	14.8	1,805.8	15.1
Apartments	3,309.5	25.9	2,746.8	22.9
Hotel	131.3	1.0	261.1	2.2
Mixed use/other	99.8	0.9	75.0	0.6
Total	$12,755.2	100.0%	$11,992.1	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $23.0 million and $165.6 million and first lien mortgages with an amortized cost of $706.1 million and $531.9 million as of December 31, 2017 and December 31, 2016, respectively. Our home equity mortgages decreased due to sales during the fourth quarter of 2017. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2017
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$11,555.6	$129.2	$11,684.8
BBB+ thru BBB-	882.0	102.4	984.4
BB+ thru BB-	85.7	—	85.7
B+ and below	—	0.3	0.3
Total	$12,523.3	$231.9	$12,755.2

	December 31, 2016
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$10,588.3	$158.8	$10,747.1
BBB+ thru BBB-	1,009.0	100.6	1,109.6
BB+ thru BB-	134.0	—	134.0
B+ and below	0.5	0.9	1.4
Total	$11,731.8	$260.3	$11,992.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2017
	Home equity	First liens	Total
	(in millions)
Performing	$16.5	$704.2	$720.7
Non-performing	6.5	1.9	8.4
Total	$23.0	$706.1	$729.1

	December 31, 2016
	Home equity	First liens	Total
	(in millions)
Performing	$156.8	$528.5	$685.3
Non-performing	8.8	3.4	12.2
Total	$165.6	$531.9	$697.5

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Residential:
Home equity	$6.5	$8.8
First liens	1.9	3.4
Total	$8.4	$12.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2017
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$12,523.3	$12,523.3
Commercial-CTL	—	—	—	—	231.9	231.9
Residential-home equity	1.9	0.7	0.8	3.4	19.6	23.0
Residential-first liens	3.4	1.7	1.1	6.2	699.9	706.1
Total	$5.3	$2.4	$1.9	$9.6	$13,474.7	$13,484.3

	December 31, 2016
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$11,731.8	$11,731.8
Commercial-CTL	—	—	—	—	260.3	260.3
Residential-home equity	1.9	1.1	1.4	4.4	161.2	165.6
Residential-first liens	1.5	0.8	2.2	4.5	527.4	531.9
Total	$3.4	$1.9	$3.6	$8.9	$12,680.7	$12,689.6
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2017 or December 31, 2016.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.
The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.
We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.6)	(10.5)	(12.1)
Charge-offs	—	(5.0)	(5.0)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.6)	(4.2)
Charge-offs	(1.5)	(4.8)	(6.3)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,992.1	678.3	12,670.4
Loan ending balance	$11,992.1	$697.5	$12,689.6

For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2017
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.9	$0.8	$—
With an allowance recorded:
Residential-home equity	7.6	8.6	4.3
Residential-first liens	3.8	3.8	0.2
Total:
Residential	$12.3	$13.2	$4.5

	December 31, 2016
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.5	$1.5	$—
With an allowance recorded:
Residential-home equity	13.0	14.1	5.5
Residential-first liens	4.7	4.5	0.4
Total:
Residential	$19.2	$20.1	$5.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-home equity	10.3	0.2
Residential-first liens	4.2	0.2
Total:
Residential	$15.7	$0.4

For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-home equity	13.4	0.3
Residential-first liens	5.3	0.1
Total:
Residential	$21.3	$0.4

For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2017
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	10	$0.5	—	$—
Residential-first liens	1	0.1	1	0.1
Total	11	$0.6	1	$0.1

	For the year ended December 31, 2016
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	9	$0.5	—	$—
Residential-first liens	1	0.1	—	—
Total	10	$0.6	—	$—

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $55.9 million, $52.0 million and $49.3 million in 2017, 2016 and 2015, respectively. Accumulated depreciation was $451.3 million and $450.2 million as of December 31, 2017 and 2016, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

In September 2017, we recognized a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million) as a result of these transactions. The following consolidated statement of financial position line items were most significantly impacted by the transactions, each having a net increase as of September 30, 2017, (in millions):

Real estate	$293.4
Other investments	222.4
Cash and cash equivalents	219.6
Long-term debt	49.4
Income taxes currently payable	179.1
Deferred income taxes	101.0

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2017	2016
		(in millions)
Total assets		$53,906.3	$53,082.5
Total liabilities		9,710.2	10,050.8
Total equity		$44,196.1	$43,031.7
Net investment in unconsolidated entities		$709.5	$444.1

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Total revenues	$6,561.9	$5,982.3	$7,276.0
Net income	3,319.6	2,220.0	4,089.3
Our share of net income of unconsolidated entities	83.3	91.7	56.2

Derivative assets are carried at fair value and reported as a component of other investments. Certain investment funds are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

As of December 31, 2017 and 2016, we posted $2,807.4 million and $2,562.8 million, respectively, in commercial mortgage loans and home equity mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2017 and 2016, we posted $2,481.6 million and $2,219.6 million, respectively, in fixed maturities, available-for-sale securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans and fixed maturities, available-for-sale, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2017 and 2016, $173.3 million and $272.8 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2017
Derivative assets	$247.2	$(114.3)	$(128.8)	$4.1
December 31, 2016
Derivative assets	$871.5	$(290.5)	$(570.9)	$10.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange” for details of the CME variation margin rule change that impacted the amounts presented for 2017.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2017
Derivative liabilities	$267.6	$(114.3)	$(141.6)	$11.7
December 31, 2016
Derivative liabilities	$552.3	$(290.5)	$(243.9)	$17.9

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $372.7 million and $343.0 million of derivative liabilities as of December 31, 2017 and December 31, 2016, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange” for details of the CME variation margin rule change that impacted the amounts presented for 2017.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2017 and December 31, 2016.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We have used futures traded on an exchange (“exchange-traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We had investment contracts in which the return was tied to a leveraged inflation index. We economically hedged the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as OTC derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $189.3 million and $310.3 million in cash and securities under collateral arrangements as of December 31, 2017 and December 31, 2016, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2017 and December 31, 2016, was $276.4 million and $453.8 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $189.3 million and $310.3 million as of December 31, 2017 and December 31, 2016, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2017, we would be required to post an additional $30.7 million of collateral to our counterparties.

As of December 31, 2017 and December 31, 2016, we had received $105.5 million and $565.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$23,543.4	$23,520.4
Interest rate options	656.9	4,950.5
Interest rate futures	236.5	96.0
Swaptions	14.0	77.0
Foreign exchange contracts:
Currency swaps	687.8	1,333.9
Equity contracts:
Equity options	3,649.5	3,505.8
Equity futures	357.8	545.1
Credit contracts:
Credit default swaps	668.5	961.3
Total return swaps	—	90.0
Futures	—	11.9
Other contracts:
Embedded derivatives	8,758.8	9,574.5
Total notional amounts at end of period	$38,573.2	$44,666.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$163.4	$733.1
Interest rate options	19.8	27.3
Foreign exchange contracts:
Currency swaps	48.2	90.5
Equity contracts:
Equity options	18.2	28.2
Credit contracts:
Credit default swaps	5.0	7.0
Total return swaps	—	0.7
Total gross credit exposure	254.6	886.8
Less: collateral received	132.9	575.9
Net credit exposure	$121.7	$310.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$4.4	$22.9	$71.3
Foreign exchange contracts	39.6	86.8	36.3	143.4
Total derivatives designated as hedging
instruments	$39.6	$91.2	$59.2	$214.7

Derivatives not designated as hedging
instruments
Interest rate contracts	$175.2	$739.3	$33.6	$200.6
Foreign exchange contracts	9.4	5.1	19.2	35.4
Equity contracts	18.2	28.2	154.1	95.9
Credit contracts	4.8	7.7	1.5	5.7
Other contracts	—	—	372.7	343.0
Total derivatives not designated as hedging
instruments	207.6	780.3	581.1	680.6

Total derivative instruments	$247.2	$871.5	$640.3	$895.3

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $119.6 million and $130.8 million as of December 31, 2017 and December 31, 2016, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2017 and December 31, 2016, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2017
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.3	$30.0	1.2
AA	30.0	0.1	30.0	0.5
A	105.0	0.5	105.0	0.6
BBB	255.0	2.5	255.0	1.3
B	20.0	(0.5)	20.0	1.8
Government/municipalities
AA	20.0	0.3	20.0	2.0
Sovereign
A	10.0	0.2	10.0	1.7
BBB	55.0	0.8	55.0	2.3
Total single name credit default swaps	525.0	4.2	525.0	1.3
Total credit default swap protection sold	$525.0	$4.2	$525.0	1.3

	December 31, 2016
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.6	$30.0	2.2
AA	94.0	0.8	94.0	1.2
A	145.0	1.2	145.0	1.3
BBB	290.0	2.3	290.0	2.1
B	20.0	(1.8)	20.0	2.8
Near default	10.0	0.2	10.0	3.0
Government/municipalities
AA	30.0	0.4	30.0	2.3
Sovereign
AA	10.0	0.1	10.0	2.7
BBB	40.0	0.3	40.0	2.7
Total single name credit default swaps	669.0	4.1	669.0	1.9

Basket and index credit default swaps
Corporate debt
Near default (1)	82.3	(1.6)	82.3	0.2
Government/municipalities
AA	30.0	(0.4)	30.0	0.7
Structured finance
AA	3.5	—	3.5	0.8
Total basket and index credit default swaps	115.8	(2.0)	115.8	0.4
Total credit default swap protection sold	$784.8	$2.1	$784.8	1.7

(1)	Includes $60.0 million as of December 31, 2016, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We also have invested in fixed maturities classified as trading that contained credit default swaps. These securities were subject to the credit risk of the issuer, normally a special purpose vehicle, which consisted of the underlying credit default swaps and high quality fixed maturities that served as collateral. A default event occurred if the cumulative losses exceeded a specified attachment point, which was typically not the first loss of the portfolio. If a default event occurred that exceeded the specified attachment point, our investment may not have been fully returned. We would have no future potential payments under these investments. The following table shows, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives. We did not have any fixed maturities with embedded derivatives as of December 31, 2017.

	December 31, 2016
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Structured finance
AA	$14.1	$14.1	0.6
BBB	3.5	3.5	0.8
BB	2.3	2.3	0.8
CCC	4.7	4.7	1.2
Total structured finance	24.6	24.6	0.8
Total fixed maturities with credit derivatives	$24.6	$24.6	0.8

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2017	2016	2015	relationships	2017	2016	2015
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$4.7	$19.5	$26.4	available-for-sale	$(5.2)	$(19.2)	$(26.1)
Interest rate contracts	(0.6)	(0.9)	0.8	Investment contracts	0.6	1.0	(0.7)
Foreign exchange				Fixed maturities,
contracts	—	—	3.8	available-for-sale	—	—	(3.8)
Total	$4.1	$18.6	$31.0	Total	$(4.6)	$(18.2)	$(30.6)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale (1)	$(10.30)	$(41.90)	$(72.80)
Investment contracts (2)	0.9	2.6	3.7

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 2.5 years. As of December 31, 2017, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. During 2017 and 2016, we did not have any reclassifications from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2017	2016	2015	(effective portion)	2017	2016	2015
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(51.7)	$(33.1)	$33.1	income	$21.0	$19.4	$16.8
					Net realized capital
					losses	(0.6)	11.2	—
Interest rate					Benefits, claims and
contracts	Investment contracts	—	1.6	4.7	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	(68.5)	4.0	16.9	gains	22.0	6.2	28.4
Foreign exchange					Benefits, claims and
contracts	Investment contracts	—	6.0	2.4	settlement expenses	—	—	—
Total		$(120.2)	$(21.5)	$57.1	Total	$42.4	$36.8	$45.2

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale (1)	$7.1	$5.8	$6.1
Investment contracts (2)	(1.1)	(15.7)	(18.3)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of derivatives in cash flow hedging relationships was $0.2 million, $0.3 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We expect to reclassify net gains of $27.8 million from AOCI into net income in the next 12 months, which includes net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2017	2016	2015
	(in millions)
Interest rate contracts	$(26.9)	$243.3	$74.0
Foreign exchange contracts	18.1	(10.7)	(11.2)
Equity contracts	(181.3)	(123.5)	(50.5)
Credit contracts	(15.9)	37.4	3.5
Other contracts	6.8	14.5	(5.7)
Total	$(199.2)	$161.0	$10.1

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of December 31, 2017, cumulative actual earnings were less than cumulative expected earnings. As of December 31, 2016, cumulative actual earnings were greater than cumulative expected earnings. Therefore, we established an additional $8.2 million liability, which was recorded within policyholder dividends obligation. As of December 31, 2017 and 2016, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $161.7 million and $117.9 million, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,899.7	$4,068.4
Other policyholder funds	7.0	8.1
Policyholder dividends payable	219.6	232.5
Policyholder dividends obligation	161.7	126.1
Other liabilities	6.9	7.7
Total Closed Block liabilities	4,294.9	4,442.8

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,304.4	2,218.9
Fixed maturities, trading	2.9	6.7
Equity securities, available-for-sale	1.3	3.0
Mortgage loans	766.3	842.2
Policy loans	537.1	566.7
Other investments	49.4	62.4
Total investments	3,661.4	3,699.9
Cash and cash equivalents	13.2	76.2
Accrued investment income	41.1	43.6
Premiums due and other receivables	14.4	11.7
Deferred tax asset	34.6	62.3
Total assets designated to the Closed Block	3,764.7	3,893.7
Excess of Closed Block liabilities over assets designated to the Closed Block	530.2	549.1
Amounts included in accumulated other comprehensive income	1.9	0.7
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$532.1	$549.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Premiums and other considerations	$275.6	$298.0	$325.6
Net investment income	169.4	181.6	187.0
Net realized capital losses	(5.8)	(1.0)	(0.2)
Total revenues	439.2	478.6	512.4

Expenses
Benefits, claims and settlement expenses	245.6	267.1	283.2
Dividends to policyholders	122.0	153.5	160.4
Operating expenses	3.5	3.6	3.9
Total expenses	371.1	424.2	447.5
Closed Block revenues, net of Closed Block expenses, before income taxes	68.1	54.4	64.9
Income taxes	46.0	17.1	20.7
Closed Block revenues, net of Closed Block expenses and income taxes	22.1	37.3	44.2
Funding adjustment charges	(4.4)	9.3	8.3
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$17.7	$46.6	$52.5

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Beginning of year	$549.8	$596.4	$648.9
End of year	532.1	549.8	596.4
Change in maximum future earnings	$(17.7)	$(46.6)	$(52.5)

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Balance at beginning of year	$3,184.2	$3,057.3	$2,754.6
Costs deferred during the year	397.8	377.7	356.5
Amortized to expense during the year (1)	(212.1)	(262.6)	(251.7)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(38.2)	11.8	197.9
Balance at end of year	$3,331.7	$3,184.2	$3,057.3
(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2017	2016
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$11,336.2	$10,864.9
GICs	9,969.1	10,290.7
Funding agreements	8,106.5	8,270.3
Other investment contracts	931.5	936.8
Total liabilities for investment contracts	30,343.3	30,362.7
Universal life and other reserves	4,986.9	4,975.0
Total contractholder funds	$35,330.2	$35,337.7

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2017 and 2016, $3,256.7 million and $2,750.8 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2017 and 2016, $111.1 million and $106.7 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2017 and 2016, $177.4 million and $702.0 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2017 and 2016, $201.6 million and $201.5 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (‘‘SEC’’). As of December 31, 2017 and 2016, $67.8 million and $119.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2017 and 2016, $4,291.9 million and $4,389.4 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2017	2016	2015

	(in millions)
Balance at beginning of year	$2,001.3	$1,872.2	$1,771.4
Less: reinsurance recoverable	340.3	314.1	284.6
Net balance at beginning of year	1,661.0	1,558.1	1,486.8
Incurred:
Current year	1,196.6	1,103.5	1,037.0
Prior years	18.2	24.4	(18.1)
Total incurred	1,214.8	1,127.9	1,018.9
Payments:
Current year	767.2	701.9	646.7
Prior years	353.9	323.1	300.9
Total payments	1,121.1	1,025.0	947.6
Net balance at end of year	1,754.7	1,661.0	1,558.1
Plus: reinsurance recoverable	375.8	340.3	314.1
Balance at end of year	$2,130.5	$2,001.3	$1,872.2

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$50.7	$49.3	$58.9

Incurred liability adjustments relating to prior years, which affected current operations during 2017, 2016 and 2015, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Short-Duration Contracts

Claims Development
The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.
The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2017	2017
	($ in millions)
Incurral
year
2008	$227.7	$222.3	$226.3	$225.9	$218.5	$209.5	$205.5	$201.6	$199.8	$199.1	$0.1	7,730
2009		218.6	224.4	224.2	224.8	217.7	214.1	208.5	205.8	205.6	0.1	6,554
2010			184.1	176.7	176.2	172.0	162.7	155.7	154.1	153.4	0.1	5,644
2011				203.7	192.6	185.4	184.8	178.4	172.3	169.6	0.1	6,286
2012					217.9	200.0	191.1	189.5	181.8	174.8	0.1	6,441
2013						219.3	203.3	188.4	190.7	182.3	0.1	7,044
2014							242.2	231.4	214.4	218.1	1.7	7,591
2015								231.0	227.2	217.2	3.7	7,146
2016									229.8	228.4	6.2	6,076
2017										238.4	81.2	3,640
Total net incurred claims										$1,986.9

	Net cumulative paid claims (1)
	December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
	(in millions)
Incurral
year
2008	$15.1	$58.1	$84.0	$99.4	$113.3	$123.2	$131.7	$139.4	$146.4	$152.4
2009		13.4	55.2	82.6	101.0	113.8	124.6	133.1	141.8	149.8
2010			10.4	46.5	67.1	78.4	85.9	94.2	100.9	107.2
2011				11.2	50.0	72.5	85.7	95.4	105.2	112.6
2012					13.8	55.1	80.8	93.7	104.6	112.9
2013						12.5	55.0	81.4	97.0	106.4
2014							16.1	66.0	96.3	111.8
2015								16.9	67.0	98.0
2016									16.2	70.6
2017										17.8
Total net paid claims										1,039.5
All outstanding liabilities for unpaid claims prior to 2008 net of reinsurance										212.9
Total outstanding liabilities for unpaid claims net of reinsurance										$1,160.3

(1) 2008-2016 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Dental, Vision, STD and Critical Illness Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2016	2017	2017	2017
	($ in millions)
Incurral year
2016	$544.2	$540.5	$0.1	2,563,426
2017		595.8	32.1	2,648,418
Total net incurred claims		$1,136.3

	Net cumulative
	paid claims (1)
	December 31,
	2016	2017
	(in millions)
Incurral year
2016	$495.4	$540.4
2017		542.3
Total net paid claims		1,082.7
All outstanding liabilities for unpaid claims prior to 2016 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$53.6

(1) 2016 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2016	2017	2017	2017
	($ in millions)
Incurral year
2016	$222.6	$220.4	$0.4	5,155
2017		239.8	21.1	5,123
Total net incurred claims		$460.2

	Net cumulative
	paid claims (1)
	December 31,
	2016	2017
	(in millions)
Incurral year
2016	$179.0	$219.3
2017		195.2
Total net paid claims		414.5
All outstanding liabilities for unpaid claims prior to 2016 net of
reinsurance		0.9
Total outstanding liabilities for unpaid claims net of reinsurance		$46.6

(1) 2016 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2017
	LTD and Group	Dental, Vision, STD and
	Life Waiver	Critical Illness	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,160.3	$53.6	$46.6	$1,260.5

Reconciling items:
Reinsurance recoverable on unpaid claims	69.1	—	0.7	69.8
Impact of discounting	(226.2)	—	—	(226.2)
Liability for unpaid claims - short-duration
contracts	$1,003.2	$53.6	$47.3	1,104.1
Insurance contracts other than short-duration				1,026.4
Liability for unpaid claims				$2,130.5

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2017 (1)
	LTD and Group Life	Dental, Vision, STD and
Year	Waiver	Critical Illness	Group Life
1	7.2%	91.8%	81.8%
2	22.8	8.0	17.3
3	13.8
4	7.9
5	5.9
6	5.2
7	4.3
8	4.1
9	3.7
10	3.0

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

	LTD and Group			Dental, Vision, STD and
	Life Waiver			Critical Illness			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2017	$1,003.2			$53.6			$47.3
December 31, 2016	992.7			48.8			45.9
Range of discount rates
December 31, 2017	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2016	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2017	$226.2			$—			$—
December 31, 2016	234.1			—			—
Interest accretion
For the year ended:
December 31, 2017	$35.0			$—			$—
December 31, 2016	36.3			—			—
December 31, 2015	37.6			—			—

11. Debt

Short-Term Debt

As of December 31, 2017 and 2016, we had $0.0 million and $76.5 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFS, with no assets pledged as support. Interest paid on intercompany debt was $0.6 million, $0.6 million and $0.4 million during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, we had short-term credit facilities with various financial institutions in an aggregate amount of $845.0 million and $945.0 million, respectively. Our current credit facilities include a $600.0 million 5-year facility with PFG, PFS and us as co-borrowers that matures March 2022 and a $200.0 million 5-year credit facility, with PFG, PFS, Principal Financial Services V (UK) LTD and us as co-borrowers, of which $11.0 million matures March 2020 and $189.0 million matures March 2022. The revolving credit facilities are committed and available for general corporate purposes. In addition to the revolving credit facilities, we have a $45.0 million unsecured line of credit. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2017 and 2016.

The weighted-average interest rate on short-term borrowings as of December 31, 2017 and 2016, was 0.9% and 0.6%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2017	2016
	(in millions)

Non-recourse mortgages and notes payable	$50.5	$—
Total long-term debt	$50.5	$—

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2017, ranged from $2.8 million to $16.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2016, were $0.0 million due to outstanding debt maturing in 2016. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $179.6 million and $0.0 million as of December 31, 2017 and 2016, respectively.

As of December 31, 2017, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2018	$—
2019	—
2020	—
2021	—
2022	—
Thereafter	50.5
Total future maturities of the long-term debt	$50.5

12. Income Taxes

Income Tax Expense

Our income tax expense was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Current income taxes:
U.S. federal	$(36.8)	$63.1	$219.3
State	45.7	9.3	8.9
Foreign	0.1	—	(1.0)
Tax benefit of operating loss carryforward	(0.1)	—	(42.3)
Total current income taxes	8.9	72.4	184.9
Deferred income taxes (benefits):
U.S. federal	(551.3)	139.7	28.6
State	24.0	(0.2)	1.5
Total deferred income taxes (benefits)	(527.3)	139.5	30.1
Total income taxes	$(518.4)	$211.9	$215.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our income before income taxes was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Domestic	$1,717.7	$1,193.3	$1,035.9
Foreign	0.3	0.3	0.9
Total income before income taxes	$1,718.0	$1,193.6	$1,036.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2017	2016	2015
U.S. corporate income tax rate	35%	35%	35%
Impact of the Tax Cuts and Jobs Act	(54)	—	—
Dividends received deduction	(10)	(14)	(16)
Tax credits	(3)	(3)	(3)
Interest exclusion from taxable income	(1)	(2)	(2)
State income taxes	3	—	—
Impact of court ruling on some uncertain tax positions	—	—	4
Other	—	2	3
Effective income tax rate	(30)%	18%	21%

U.S. tax reform made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred balances as of December 31, 2017. Other provisions of the U.S. tax reform not effective until January 1, 2018, include, but are not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (‘‘AMT’’); and, 5) changing how existing AMT credits will be realized.

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Balance at beginning of period	$202.6	$215.2
Additions based on tax positions related to the current year	7.2	—
Additions for tax positions of prior years	19.3	—
Reductions for tax positions related to the current year	(3.4)	(12.6)
Reductions for tax positions of prior years	(0.5)	—
Settlements	(36.7)	—
Balance at end of period (1)	$188.5	$202.6
(1) If recognized, $46.1 million of the above amount of unrecognized tax benefits would reduce our 2017 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

As of December 31, 2017 and 2016, we had recognized $125.3 million and $142.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We believe there is a reasonable possibility a significant amount of the unrecognized tax benefits will reverse in the next twelve months considering a settlement with the Department of Justice approved by the Joint Committee of Taxation in August 2017 but still pending final determination as of December 31, 2017. We do not expect the final determination of these unrecognized tax benefits to have a material impact on our net income.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax balances as of December 31, 2017, were remeasured as a result of the U.S. tax reform reducing the U.S. statutory tax rate from 35% to 21% effective January 1, 2018. This was because the new rate is applicable to the reversal of cumulative temporary differences thereafter. Our significant components of net deferred income taxes were as follows:

	December 31,
	2017	2016
	(in millions)
Deferred income tax assets:
Insurance liabilities	$9.8	$88.2
Investments, including derivatives	159.1	306.7
Net operating loss carryforwards	0.4	0.5
Tax credit carryforwards	235.7	197.7
Employee benefits	—	34.3
Intangible assets	0.1	—
Other deferred income tax assets	33.6	99.7
Total deferred income tax assets	438.7	727.1
Deferred income tax liabilities:
Deferred acquisition costs	(551.7)	(876.8)
Investments, including derivatives	(267.0)	(404.5)
Net unrealized gains on available-for-sale securities	(499.4)	(449.7)
Real estate	(146.0)	(122.5)
Gain on sale of discontinued operations (1)	(213.8)	—
Employee benefits	(5.2)	—
Other deferred income tax liabilities	(13.6)	(20.9)
Total deferred income tax liabilities	(1,696.7)	(1,874.4)
Total net deferred income tax liabilities	$(1,258.0)	$(1,147.3)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2017	2016
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,225.4)	$(1,141.8)
State	(32.6)	(5.5)
Total net deferred income tax liabilities	$(1,258.0)	$(1,147.3)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2017 and 2016, we had tax credit carryforwards for U.S. federal income tax purposes of $235.7 million and $197.7 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will become refundable starting in 2019 through full recovery by 2021, and others will expire by 2023 if unused. As of December 31, 2017, all accumulated U.S. federal tax credit carryforwards were anticipated to be utilized before expiration; therefore, no valuation allowance was provided for the related deferred income tax assets.

As of December 31, 2017 and 2016, domestic state net operating loss carryforwards were $6.7 million and $7.0 million, respectively, and will expire between 2021 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2017, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation are recognized in the period of enactment. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118 ("SAB 118"). SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where our determinations are incomplete but we are able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. The provisional amount is primarily associated with estimation of the one-time deemed repatriation tax considering complexity as well as limited and changing technical tax guidance. Further, the provisional amount also applies in regard to other potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The Internal Revenue Service (“IRS”) has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2017 and 2016, we had $231.9 million and $240.2 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2018 for 2009 through 2012, has expired for 2013, and remains open for years thereafter. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against Principal Life's tax treatment of transactions involving the purchase and sale of principal-only certificates. These events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015. We believe we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG sponsors defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for U.S. federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. We reflect pension expense through our expense allocation agreement with PFG.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

	December 31,
	2017	2016
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(92.6)	$(165.7)
Service cost	(0.1)	(2.1)
Interest cost	(3.3)	(5.3)
Actuarial gain (loss)	(0.5)	0.6
Participant contribution	(3.5)	(3.9)
Benefits paid	8.2	9.2
Plan amendments	—	51.6
Plan transfer due to change in sponsorship	—	23.0
Benefit obligation at end of year	$(91.8)	$(92.6)

Change in plan assets
Fair value of plan assets at beginning of year	$601.4	$627.0
Actual return on plan assets	70.9	6.3
Employer contribution	0.7	0.5
Participant contributions	3.5	3.9
Benefits paid	(8.2)	(9.2)
Plan transfer due to change in sponsorship	—	(27.1)
Fair value of plan assets at end of year	$668.3	$601.4

Amount recognized in statement of financial position
Other assets	$578.3	$510.8
Other liabilities	(1.8)	(2.0)
Total	$576.5	$508.8

Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss	$(28.5)	$15.8
Prior service benefit	(12.8)	(46.2)
Pre-tax accumulated other comprehensive income	$(41.3)	$(30.4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Postretirement Plan Changes and Plan Gains/Losses

Effective October 31, 2016, subsidies were eliminated for pre-65 retiree medical, retiree dental, and retiree group term life coverage for employees and agents who retire on or after January 1, 2020. The amendment to the OPEB plan resulted in a remeasurement, which resulted in a change in discount rate. This plan amendment reduced our accumulated postretirement benefit obligation by $51.6 million.

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, transitioned from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

For the year ended December 31, 2017, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate offset by actual and projected medical claims costs being lower than previously expected. For the year ended December 31, 2016, the other postretirement benefit plans had an actuarial gain primarily due to actual and projected medical claims costs being lower than previously expected offset by a decrease in the discount rate.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2017	2016
	(in millions)
Accumulated postretirement benefit obligation	$2.2	$2.6
Fair value of plan assets	0.4	0.6

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$0.1	$2.1	$2.0
Interest cost	3.3	5.3	6.6
Expected return on plan assets	(26.2)	(31.5)	(34.0)
Amortization of prior service benefit	(33.4)	(22.9)	(18.4)
Recognized net actuarial (gain) loss	0.1	0.2	(0.8)
Plan amendments	—	—	5.8
Net periodic benefit income	$(56.1)	$(46.8)	$(38.8)

The components of net periodic benefit cost are included in the line item operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(44.2)	$24.6
Amortization of net loss	(0.1)	(0.2)
Amortization of prior service benefit	33.4	22.9
Plan transfer due to change in sponsorship	—	15.5
Plan amendments	—	(51.6)
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(10.9)	$11.2
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(67.0)	$(35.6)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2018 fiscal year are $(1.5) million and $(13.9) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2017	2016
Discount rate	3.35%	3.75%
Rate of compensation increase	2.39%	2.44%

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2017	2016	2015
Discount rate (1)	3.75%	3.35%	4.00%
Expected long-term return on plan assets	4.40%	5.25%	5.36%
Rate of compensation increase	2.44%	4.82%	4.82%

(1)
The funded statuses of the OPEB plans for which subsidies were eliminated in 2016 were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.40% expected long-term return on plan assets for 2017 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical under age 65, medical and life age 65 and over and long-term care plans were 4.40%, 4.50% and 3.75%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assumed Health Care Cost Trend Rates

	December 31,
	2017	2016
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	7.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2024	2023
Year that the rate reaches the ultimate trend rate (65 and older)	2024	2021

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	(1.5)	1.4

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2017
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	200.1	168.0	32.1	—
U.S. equity portfolios (2)	153.3	102.4	50.9	—
International equity portfolios (3)	63.1	53.0	10.1	—
Alternative mutual fund portfolios (4)	244.8	244.8	—	—
Real estate mutual fund (5)	6.7	6.7	—	—
Total	$668.3	$575.2	$93.1	$—

	December 31, 2016
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.2	$1.2	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	186.8	155.6	31.2	—
U.S. equity portfolios (2)	138.4	96.1	42.3	—
International equity portfolios (3)	47.3	39.3	8.0	—
Alternative mutual fund portfolios (4)	221.3	221.3	—	—
Real estate mutual fund (5)	6.4	6.4	—	—
Total	$601.4	$519.9	$81.5	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2017 and 2016, $93.2 million and $81.8 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.7)	$(33.6)	$1.8	$—	$—	$—

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
General account investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2018	$11.0
2019	11.6
2020	10.8
2021	9.9
2022	9.2
2023-2027	8.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2017.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2017. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million and $45.7 million in 2016 and 2015, respectively, to the qualified defined contribution plans.

 Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million and $4.5 million in 2016 and 2015, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans. In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

14. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies in the U.S. regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, ‘‘Lehman’’) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action. The estate’s claim against us, including interest, was approximately $600.0 million. On June 28, 2016, the bankruptcy court granted the Defendants’ motion to dismiss directed at common issues and dismissed with prejudice all claims against us. Lehman appealed the bankruptcy court’s decision to the U.S. District Court for the Southern District of New York. On January 4, 2018, Lehman filed a notice of voluntary dismissal, dismissing with prejudice the claims against us.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2017, we had no estimated losses accrued related to the legal matters discussed above because we believe the chance of loss from these matters is not probable and the amount of loss cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts we could not estimate as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2017, was approximately $273.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2017 and 2016, the liability balance for guaranty fund assessments, which is not discounted, was $23.3 million and $14.9 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2017 and 2016, $11.3 million and $5.7 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2017, 2016 and 2015, was $23.0 million, $27.2 million and $26.0 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2018	$28.8
2019	22.0
2020	16.9
2021	13.1
2022	9.8
2023 and thereafter	26.2
Total operating lease obligations	116.8
Less: Future sublease rental income on noncancelable leases	6.5
Total future minimum lease payments	$110.3

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2017 and 2016, these leases had a gross asset balance of $54.3 million and $55.4 million and accumulated depreciation of $30.6 million and $27.9 million, respectively. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $9.9 million, $11.1 million and $10.8 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2018	$11.4
2019	9.4
2020	3.5
2021	0.7
2022	0.2
2023 and thereafter	—
Total	25.2
Less: Amounts representing interest	0.8
Net present value of minimum lease payments	$24.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.0)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.8)	42.8
Adjustments for assumed changes in amortization patterns	(26.2)	9.3	(16.9)
Adjustments for assumed changes in policyholder liabilities	(168.5)	59.0	(109.5)
Net unrealized gains on available-for-sale securities	899.4	(279.5)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.4)	32.3
Adjustments for assumed changes in amortization patterns	(6.4)	2.3	(4.1)
Adjustments for assumed changes in policyholder liabilities	(1.3)	0.5	(0.8)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.6)	27.4

Net unrealized losses on derivative instruments during the period	(46.7)	16.0	(30.7)
Reclassification adjustment for gains included in net income (3)	(42.4)	15.1	(27.3)
Adjustments for assumed changes in amortization patterns	3.9	(1.3)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.3)	6.3
Net unrealized losses on derivative instruments	(75.6)	26.5	(49.1)

Unrecognized postretirement benefit obligation during the period	44.2	(9.2)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.3)	11.6	(21.7)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.2)	$611.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.4)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.3)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.0)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.5)	14.1	(26.4)
Net unrealized gains on available-for-sale securities	159.4	(55.6)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.1)	2.0
Adjustments for assumed changes in amortization patterns	(3.4)	1.2	(2.2)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.3)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.2)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.5)	25.1
Reclassification adjustment for gains included in net income (3)	(36.8)	9.1	(27.7)
Adjustments for assumed changes in amortization patterns	2.9	(1.0)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.0)	10.9
Net unrealized gains on derivative instruments	15.6	(5.4)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.5)	17.6
Amortization of amounts included in net periodic benefit cost (4)	(22.7)	8.0	(14.7)
Net unrecognized postretirement benefit obligation	4.4	(1.5)	2.9

Other comprehensive income	$179.9	$(62.7)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of amounts included in net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2015	$1,057.5	$(104.9)	$77.2	$(0.9)	$57.8	$1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances as of December 31, 2015	609.8	(86.1)	91.5	(0.9)	27.0	641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.7)	—	(14.7)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.1)	(10.1)
Balances as of December 31, 2016	713.6	(85.8)	101.7	(0.9)	19.8	748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.8)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.3)	—	(21.7)	21.2
Other comprehensive income	619.9	27.4	(49.1)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.1)	—	(0.1)
Balances as of December 31, 2017	$1,333.5	$(58.4)	$52.6	$(1.0)	$33.1	$1,359.8

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintained an equity interest that was redeemable at the option of the holder, which could have been exercised on varying dates. Since redemption of the noncontrolling interest was outside of our control, this interest was presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For our redeemable noncontrolling interest related to consolidated subsidiaries, redemptions were required to be purchased at fair value or a value based on a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. The carrying value of the redeemable noncontrolling interest was compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option were determined after the attribution of net income or loss of the subsidiary and were recognized in the redemption value as they occurred. Adjustments to the carrying value of redeemable noncontrolling interest resulted in adjustments to additional paid-in capital and/or retained earnings. Adjustments were recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeded its fair value. All other adjustments to the redeemable noncontrolling interest were recorded in additional paid-in capital.

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance as of January 1, 2015	$21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Sale to affiliate (1)	(19.1)
Other comprehensive income attributable to redeemable noncontrolling interest	(0.1)
Balance as of December 31, 2015	$—

(1)	See Note 3, Related Party Transactions, for additional information.

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) to pay stockholder dividends or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2017 statutory results, our dividend limitation is approximately $1,122.4 million in ordinary stockholder dividends in 2018 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2017.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2017, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Beginning in 2017, variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate options and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we had a limited number of total return swaps that were valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Other Investments

Other investments reported at fair value include investment funds reported at fair value or for which the fair value option was elected, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs are valued using the more observable fair value of the liabilities of the CCFEs under the measurement alternative guidance and are reflected in Level 2. The liabilities are affiliated so are not reflected in our consolidated results.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

As of December 31, 2016, obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2017
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,317.7	$—	$886.8	$430.9	$—
Non-U.S. governments	528.3	—	—	522.2	6.1
States and political subdivisions	6,757.7	—	—	6,757.7	—
Corporate	33,589.2	—	20.7	33,467.9	100.6
Residential mortgage-backed securities	2,512.7	—	—	2,512.7	—
Commercial mortgage-backed securities	3,667.0	—	—	3,656.4	10.6
Collateralized debt obligations	1,359.3	—	—	1,234.3	125.0
Other debt obligations	5,697.5	—	—	5,695.2	2.3
Total fixed maturities, available-for-sale	55,429.4	—	907.5	54,277.3	244.6
Fixed maturities, trading	49.1	—	—	49.1	—
Equity securities, available-for-sale	94.1	—	47.4	44.0	2.7
Equity securities, trading	6.0	—	6.0	—	—
Derivative assets (1)	247.2	—	—	223.0	24.2
Other investments (2)	101.6	85.8	—	9.3	6.5
Cash equivalents (3)	374.2	—	—	374.2	—
Sub-total excluding separate account assets	56,301.6	85.8	960.9	54,976.9	278.0

Separate account assets	117,300.8	120.4	89,824.1	19,870.0	7,486.3
Total assets	$173,602.4	$206.2	$90,785.0	$74,846.9	$7,764.3

Liabilities
Investment contracts (4)	$(119.6)	$—	$—	$—	$(119.6)
Derivative liabilities (1)	(267.5)	—	—	(262.9)	(4.6)
Other liabilities (4)	(253.2)	—	—	(253.2)	—
Total liabilities	$(640.3)	$—	$—	$(516.1)	$(124.2)

Net assets	$172,962.1	$206.2	$90,785.0	$74,330.8	$7,640.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,404.6	$—	$986.5	$418.1	$—
Non-U.S. governments	542.1	—	—	534.5	7.6
States and political subdivisions	5,535.6	—	—	5,535.6	—
Corporate	31,076.0	—	21.2	30,909.2	145.6
Residential mortgage-backed securities	2,822.6	—	—	2,822.6	—
Commercial mortgage-backed securities	4,060.2	—	—	3,989.1	71.1
Collateralized debt obligations	758.1	—	—	724.5	33.6
Other debt obligations	5,053.0	—	—	4,961.5	91.5
Total fixed maturities, available-for-sale	51,252.2	—	1,007.7	49,895.1	349.4
Fixed maturities, trading	217.9	—	—	125.0	92.9
Equity securities, available-for-sale	96.3	—	55.2	38.4	2.7
Equity securities, trading	8.2	—	7.5	0.7	—
Derivative assets (1)	871.5	—	—	837.9	33.6
Other investments (2)	143.0	92.7	—	13.4	36.9
Cash equivalents (3)	769.1	—	—	769.1	—
Sub-total excluding separate account assets	53,358.2	92.7	1,070.4	51,679.6	515.5

Separate account assets	103,662.0	—	79,462.9	16,972.8	7,226.3
Total assets	$157,020.2	$92.7	$80,533.3	$68,652.4	$7,741.8

Liabilities
Investment contracts (4)	$(130.8)	$—	$—	$—	$(130.8)
Derivative liabilities (1)	(552.2)	—	—	(530.4)	(21.8)
Other liabilities (4)	(272.2)	—	—	(212.3)	(59.9)
Total liabilities	$(955.2)	$—	$—	$(742.7)	$(212.5)

Net assets	$156,065.0	$92.7	$80,533.3	$67,909.7	$7,529.3
(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(2) Primarily includes investment funds, equity method investments reported at fair value and commercial mortgage loans of consolidated VIEs.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. As of December 31, 2016, other liabilities also include obligations of consolidated VIEs reported at fair value.
(5) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $46.1 million and $57.6 million as of December 31, 2017 and December 31, 2016, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2016	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.1)	$(1.4)	$—	$—	$6.1	$—
Corporate	145.6	(1.5)	4.4	(32.8)	22.2	(37.3)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.7)	11.1	(0.7)	26.3	(84.5)	10.6	(4.0)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.3)	125.0	—
Other debt
obligations	91.5	—	(0.2)	(0.8)	0.1	(88.3)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.2)	16.9	(28.4)	232.3	(311.4)	244.6	(4.0)
Fixed maturities,
trading	92.9	(0.5)	—	(92.4)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.7)	0.7	—	—	—
Derivative assets	33.6	(9.9)	—	0.5	—	—	24.2	(8.6)
Other investments	36.9	3.9	—	(34.3)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.2)	3.1	(38.7)	7,486.3	696.0

Liabilities
Investment contracts	(130.8)	6.8	—	4.4	—	—	(119.6)	4.0
Derivative liabilities	(21.8)	17.4	—	(0.2)	—	—	(4.6)	15.3
Other liabilities	(59.9)	(0.1)	—	60.0	—	—	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.4)	$—	$(32.6)	$7.6	$—
Corporate	156.3	(1.4)	(1.9)	(21.4)	15.7	(1.7)	145.6	(1.4)
Commercial
mortgage-backed
securities	4.8	(8.3)	8.8	32.7	35.4	(2.3)	71.1	(8.3)
Collateralized
debt obligations	63.5	—	0.8	(30.7)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.6)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.7)	10.3	79.3	51.1	(53.2)	349.4	(9.7)
Fixed maturities,
trading	135.5	0.5	—	(43.1)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.3)	(0.1)	—	—	—	2.7	(1.4)
Derivative assets	46.7	(13.5)	—	0.4	—	—	33.6	(13.0)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.9)	5.3	(0.8)	7,226.3	669.7

Liabilities
Investment contracts	(151.1)	14.6	—	5.7	—	—	(130.8)	7.8
Derivative liabilities	(50.5)	27.3	0.5	0.9	—	—	(21.8)	23.9
Other liabilities	(68.1)	(9.2)	—	17.4	—	—	(59.9)	(7.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(3)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	20.9	(1.6)	—	(52.1)	(32.8)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	22.9	—	—	(15.6)	7.3
Other debt obligations	—	—	—	(0.8)	(0.8)
Total fixed maturities, available-for-sale	43.8	(1.6)	—	(70.6)	(28.4)
Fixed maturities, trading	—	—	—	(92.4)	(92.4)
Equity securities, trading	—	—	—	(0.7)	(0.7)
Derivative assets	1.0	(0.5)	—	—	0.5
Other investments	2.4	(36.7)	—	—	(34.3)
Separate account assets (4)	302.2	(580.6)	(284.6)	69.8	(493.2)

Liabilities
Investment contracts	—	—	—	4.4	4.4
Derivative liabilities	(0.2)	—	—	—	(0.2)
Other liabilities	—	—	—	60.0	60.0

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	4.3	—	—	(25.7)	(21.4)
Commercial mortgage-backed securities	35.7	—	—	(3.0)	32.7
Collateralized debt obligations	—	—	—	(30.7)	(30.7)
Other debt obligations	105.0	(2.3)	—	(2.6)	100.1
Total fixed maturities, available-for-sale	145.0	(2.3)	—	(63.4)	79.3
Fixed maturities, trading	—	(18.0)	—	(25.1)	(43.1)
Derivative assets	0.5	(0.1)	—	—	0.4
Other investments	0.7	(0.4)	—	—	0.3
Separate account assets (4)	453.3	(615.2)	(345.4)	89.4	(417.9)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Derivative liabilities	—	0.9	—	—	0.9
Other liabilities	—	17.4	—	—	17.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	—	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0
Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (4)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	5.4	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred between Level 1 and Level 2 during 2017, 2016 and 2015, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Other investments transferred from Level 2 into Level 1 during 2015, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.

Assets transferred into Level 3 during 2017, 2016 and 2015, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assets transferred out of Level 3 during 2017, 2016 and 2015, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. Additionally, for the year ended December 31, 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2017
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$6.1	Discounted cash flow	Discount rate (1)	2.7%	2.7%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	51.0	Discounted cash flow	Discount rate (1)	1.9%-7.5%	4.6%
			Illiquidity premium	0bps-60bps	21bps
Commercial mortgage-backed securities	0.5	Discounted cash flow	Discount rate (1)	6.0%	6.0%
			Probability of default	85.0%	85.0%
			Potential loss severity	32.0%	32.0%
Other debt obligations	2.3	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	7,484.6	Discounted cash flow - mortgage loans	Discount rate (1)	2.3%-8.0%	4.8%
			Illiquidity premium	0bps-60bps	17bps
			Credit spread rate	62bps-690bps	293bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-17.2%	6.9%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	0.5%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	12.1%-71.4%	45.8%
			Market interest rate	3.1%-4.5%	3.8%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

December 31, 2017
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment contracts	(119.60)	Discounted cash flow	Long duration interest rate	2.5% (2)
			Long-term equity market volatility	18.7%-41.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$7.6	Discounted cash flow	Discount rate (1)	2.3%	2.3%
			Illiquidity premium	50 bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	49.8	Discounted cash flow	Discount rate (1)	1.5%-7.6%	4.0%
			Illiquidity premium	0bps-60bps	27bps
			Comparability adjustment	0bps-20bps	6bps
Commercial mortgage-backed securities	49.3	Discounted cash flow	Discount rate (1)	3.1%-12.8%	10.2%
			Probability of default	0.0%-10.0%	7.8%
			Potential loss severity	0.0%-99.5%	39.5%
Collateralized debt obligations	0.2	Discounted cash flow	Discount rate (1)	95.1%	95.1%
			Probability of default	100.0%	100.0%
			Potential loss severity	91.2%	91.2%
Other debt obligations	6.8	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	2.3%-9.0%	2.7%
			Illiquidity premium	0bps-300bps	240bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	36.9	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.6%	7.6%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	2.9%	2.9%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.5%	52.5%
			Credit spread rate	2.1%	2.1%
Separate account assets	7,225.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-5.3%	3.7%
			Illiquidity premium	0bps-60bps	13bps
			Credit spread rate	83bps-472bps	227bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-16.2%	7.0%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	1.8%-4.3%	2.9%
		Discounted cash flow - real estate debt	Loan to value	6.3%-69.7%	47.0%
			Market interest rate	3.3%-4.6%	3.9%

Liabilities
Investment contracts	(130.80)	Discounted cash flow	Long duration interest rate	2.6% (2)
			Long-term equity market volatility	18.8%-45.9%
			Non-performance risk	0.3%-1.7%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2017, certain mortgage loans had been marked to fair value of $0.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $0.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2017, certain real estate had been written down to fair value of $2.1 million. This write down resulted in a loss of $1.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2017 were:

Discount rate = 11.5%
Terminal capitalization rate = 9.0%

During 2016, certain mortgage loans had been marked to fair value of $2.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $2.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

During 2016, certain real estate had been written down to fair value of $13.9 million. This write down resulted in a loss of $5.3 million, of which $4.5 million was a lower of cost or market adjustment on held-for-sale real estate recorded in net investment income and the remaining $0.8 million was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2016 were:

Discount rate = 10.3%
Terminal capitalization rate = 9.0%
Average market rent growth = 0.0%

During 2015, certain mortgage loans had been marked to fair value of $8.5 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:

Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of consolidated VIEs for which it was not practicable for us to determine the carrying value. In addition, as of December 31, 2016, we had certain obligations of consolidated VIEs for which it was not practicable for us to determine the carrying value. The synthetic entity that had these obligations matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
Certain investment funds for which we do not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We do not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2017	December 31, 2016
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$9.3	$12.4
Aggregate contractual principal	9.2	12.0

Obligations of consolidated VIEs (3)
Fair value	—	59.9
Aggregate unpaid principal	—	60.0

Real estate ventures (1)
Fair value	6.5	36.9

Investment funds (1)
Fair value	45.2	36.9

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

(3)	Reported with other liabilities in the consolidated statements of financial position.

	For the year ended December 31,
	2017	2016	2015

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.4)	$(0.1)	$(2.0)
Interest income (3)	0.9	1.2	3.6

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	(0.1)	(9.8)	(1.9)
Change in fair value pre-tax loss (2)	(0.1)	(9.8)	(2.1)
Interest expense (5)	0.3	1.1	1.1

Real estate ventures
Change in fair value pre-tax gain (6)	3.8	1.5	7.2

Investment funds
Change in fair value pre-tax gain (6) (7)	1.7	2.8	—
Dividend income (6)	1.9	0.3	—

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2017
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$13,452.1	$13,744.8	$—	$—	$13,744.8
Policy loans	765.7	952.4	—	—	952.4
Other investments	218.4	215.6	—	141.0	74.6
Cash and cash equivalents	549.2	549.2	549.2	—	—
Investment contracts	(30,223.7)	(29,700.2)	—	(4,736.0)	(24,964.2)
Long-term debt	(50.5)	(49.0)	—	—	(49.0)
Separate account liabilities	(104,011.7)	(103,049.7)	—	—	(103,049.7)
Bank deposits	(2,336.4)	(2,328.9)	(1,780.3)	(548.6)	—
Cash collateral payable	(106.6)	(106.6)	(106.6)	—	—

	December 31, 2016
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$12,645.1	$12,868.1	$—	$—	$12,868.1
Policy loans	784.8	969.8	—	—	969.8
Other investments	193.6	200.1	—	121.0	79.1
Cash and cash equivalents	377.9	377.9	377.9	—	—
Investment contracts	(30,231.9)	(29,788.6)	—	(5,400.8)	(24,387.8)
Short-term debt	(76.5)	(76.5)	—	(76.5)	—
Separate account liabilities	(91,608.0)	(90,724.5)	—	—	(90,724.5)
Bank deposits	(2,199.8)	(2,204.1)	(1,585.1)	(619.0)	—
Cash collateral payable	(564.7)	(564.7)	(564.7)	—	—

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Investments

The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of non-performing loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents not reported at fair value on a recurring basis approximates its fair value, which is reflected in Level 1 given the nature of cash.

Investment Contracts

The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.

Long-Term Debt

Our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2017, 2016 and 2015, our use of prescribed statutory accounting practices resulted in higher (lower) statutory net income of $12.2 million, $3.8 million and $(2.1) million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for derivatives that hedge some of its equity indexed products. In addition, as of December 31, 2017 and 2016, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $123.9 million and $180.5 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2017 and 2016, our affiliated reinsurance subsidiaries assumed statutory reserves of $5,977.3 million and $4,734.0 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2017 and 2016, assets admitted under these practices totaled $2,417.7 million and $1,809.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2017, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2017	2016	2015
	(in millions)
Statutory net income	$1,976.7	$996.7	$948.6
Statutory capital and surplus	4,946.8	4,643.8	4,496.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

18. Segment Information

We provide financial products and services through the following segments: 1) Retirement and Income Solutions and 2) U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. PGI LLC comprised substantially our entire Principal Global Investors segment, which provided asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients. The results of PGI LLC are reported as discontinued operations in the consolidated statements of operations, which are excluded from segment results. The remaining immaterial components of that segment are now reported in the Corporate segment. This reporting change was applied retrospectively to our segment information but did not impact our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance, which provides solutions for the business market as well as our retail customers throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, pre-tax other adjustments management believes are not indicative of overall operating trends and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of (1) other postretirement employee benefit cost allocations and (2) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service component of other postretirement benefit costs for the plans we sponsor as assumptions are established and funding decisions are managed from a company-wide perspective. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2017	December 31, 2016
	(in millions)
Assets:
Retirement and Income Solutions	$169,717.6	$152,682.4
Principal Global Investors (discontinued operations)	—	760.6
U.S. Insurance Solutions	24,742.0	22,868.8
Corporate (1)	4,176.4	3,998.3
Total consolidated assets	$198,636.0	$180,310.1

(1) The December 31, 2016, assets of the Corporate segment include $(90.7) million of inter-segment eliminations that are related to assets of discontinued operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,821.0	$1,743.2	$1,774.0
Retirement and Income Solutions - Spread	5,344.6	4,407.5	4,392.9
Total Retirement and Income Solutions (1)	7,165.6	6,150.7	6,166.9
U.S. Insurance Solutions
Specialty benefits insurance	2,169.6	2,009.1	1,866.0
Individual life insurance	1,725.9	1,622.1	1,569.3
Eliminations	(0.1)	(0.1)	(0.1)
Total U.S. Insurance Solutions	3,895.4	3,631.1	3,435.2
Corporate	4.8	(6.7)	(21.1)
Total segment operating revenues	11,065.8	9,775.1	9,581.0
Net realized capital gains (losses), net of related revenue adjustments	321.4	13.9	(125.6)
Other income on an indemnified uncertain tax position	—	—	60.2
Exited group medical insurance business	—	—	1.3
Total revenues per consolidated statements of operations	$11,387.2	$9,789.0	$9,516.9

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$899.8	$794.5	$740.1
U.S. Insurance Solutions	382.6	359.6	428.6
Corporate	45.0	24.6	(19.2)
Total segment pre-tax operating earnings	1,327.4	1,178.7	1,149.5
Pre-tax net realized capital gains (losses), as adjusted (2)	424.6	(7.6)	(131.5)
Pre-tax other adjustments (3)	(35.0)	—	11.7
Adjustments related to equity method investments	1.0	22.5	7.1
Income before income taxes per consolidated statements
of operations	$1,718.0	$1,193.6	$1,036.8

(1)	Reflects inter-segment revenues of $402.8 million, $373.3 million and $422.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.
(2) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$372.0	$97.9	$(27.20)
Derivative and hedging-related adjustments	(50.30)	(81.70)	(97.20)
Market value adjustments to fee revenues	(0.10)	(2.50)	(1.10)
Recognition of front-end fee revenue	(0.20)	0.2	(0.10)
Net realized capital gains (losses), net of related revenue adjustments	321.4	13.9	(125.60)
Amortization of deferred acquisition costs and other actuarial balances	55.5	(77.00)	(13.60)
Capital (gains) losses distributed	(0.40)	5.5	7.9
Market value adjustments of embedded derivatives	48.1	50.0	(0.20)
Pre-tax net realized capital gains (losses), as adjusted (a)	$424.6	$(7.60)	$(131.50)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(3)	For the year ended December 31, 2017, pre-tax other adjustments included the negative effect of a contribution made to The Principal Financial Group Foundation, Inc.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$109.5	$98.6	$76.1
U.S. Insurance Solutions	124.0	118.2	142.9
Corporate	(0.9)	(2.5)	(8.7)
Total segment income taxes from operating earnings	232.6	214.3	210.3
Tax benefit related to net realized capital losses, as adjusted	188.8	(2.4)	(39.5)
Tax expense (benefit) related to other after-tax adjustments (1)	(939.9)	—	44.2
Certain adjustments related to equity method investments	0.1	—	—
Total income taxes (benefits) per consolidated statements of
operations	$(518.4)	$211.9	$215.0

(1)	The 2017 tax benefit includes $927.7 million associated with the U.S. tax reform.

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$30.6	$30.4	$28.3
U.S. Insurance Solutions	20.6	20.0	17.3
Corporate	5.2	4.8	4.4
Total depreciation and amortization expense included in our
consolidated statements of operations	$56.4	$55.2	$50.0

19. Stock-Based Compensation Plans

As of December 31, 2017, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Compensation cost	$28.4	$28.4	$26.0
Related income tax benefit	9.8	8.3	8.8
Capitalized as part of an asset	2.5	2.8	2.2

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2017	2016	2015
Expected volatility	27.6%	31.7%	52.2%
Expected term (in years)	7.0	6.5	6.5
Risk-free interest rate	2.2%	1.5%	1.8%
Expected dividend yield	2.87%	4.07%	2.81%
Weighted average estimated fair value	$15.31	$8.91	$20.43

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2017, we had $2.5 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.3 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2017, 2016 and 2015 was $62.78, $37.38 and $51.33, respectively.

As of December 31, 2017, we had $4.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.2 years.

Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2017, 2016 and 2015 was $62.80, $37.45 and $51.31, respectively.

As of December 31, 2017, we had $18.4 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Beginning in 2018, offering periods will move to quarterly. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $14.72, $14.00 and $7.30 during 2017, 2016 and 2015, respectively.

20. Subsequent Event

On March 28, 2018, we paid an extraordinary dividend of $200.0 million to PFS. The extraordinary dividend was approved by the Commissioner.

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 10 years ended December 31, 2017

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2017
Statements of Operations for the year ended December 31, 2017
Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2017 and 2016
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2017 *
Schedule III - Supplementary Insurance Information as of December 31, 2017, 2016 and 2015 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2017, 2016 and 2015 and for each of the years then ended *
All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 06/07/2004)
	(3a)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016)
	(3b)	Selling Agreement (filed with the Commission on 06/07/2004)
	(4a)	Form of Variable Annuity Contract (filed with the Commission on 06/07/2004)
	(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
	(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)
	(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
	(4e)	Amendment to GMWB Rider (filed 04/27/2006)
	(4f)	Amendment to Contract Data Page (filed 04/27/2006)
	(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
	(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)
	(4j)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)
	(5)	Form of Variable Annuity Application (filed 06/07/2004)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)
	(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8)	Participation Agreements
a. AllianceBernstein
	(1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(2)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(3)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(4)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(5)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

b. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

c. American Funds
(1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

d. BlackRock
(1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

e. Columbia Funds
(1)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

f. Delaware Distributors
(1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

g. Dreyfus
(1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

h. DWS
(1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

i. Fidelity
(1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(3)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

j. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(14)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(15)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(16)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(17)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

k. Goldman Sachs
(1)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

l. Guggenheim
(1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

m. Invesco (formerly AIM Advisors, Inc.)
(1)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(7)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

n. MFS
(1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(4)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(5)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

o. Neuberger Berman
(1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

p. PIMCO
(1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(2)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(7)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(8)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

q. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(8)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

r. T. Rowe Price
(1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Administrative Services Agreement with T. Rowe Equity Series Inc, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(3)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Rule 22c-2 Agreement with T Rowe Equity Series Inc (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

s. Van Eck
(1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.b(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)
(2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed 01/04/2005)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney *
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *

* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Chair, Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Member, Audit and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
ELIZABETH S. BRADY(1)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(1)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(1)	Executive Vice President and Chief Investment Officer
NORA M. EVERETT(1)	President Retirement and Income Solutions
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Operating Officer - Principal Global Investors
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Senior Vice President and Chief Risk Officers
GREGORY A. LINDE(1)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(1)	President - Global Asset Management
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAFF(1)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2017 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2017)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	100
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76.6
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	82.5
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50

-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited*#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->D102Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100

-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	55
-->LGCM (Cayman) Limited*	Cayman Islands	100
-->LG Capital (UK) Limited*	Wales/United Kingdom	100
-->Liongate Limited*	Malta	55
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Liongate Capital Management (India) Private Limited*	India	100
-->Liongate Capital Management Inc.*	Delaware	100
-->Liongate Capital Management (US) LP*	Delaware	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc.*#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2018

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	71
Personal Variable Contracts	9
Premier Variable Contracts	20
Flexible Variable Annuity Contract	16,189
Freedom Variable Annuity Contract	710
Freedom 2 Variable Annuity Contract	226
Investment Plus Variable Annuity Contract	53,663
Principal Lifetime Income Solutions	1,001
Principal Pivot Series Variable Annuity	1,031
Principal Lifetime Income Solutions II	1,991

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$38,532,142.03	0	0	0
Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2018.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 27, 2018
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 27, 2018
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 27, 2018
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 27, 2018
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2018
J. Carter-Miller

(M. T. Dan)*	Director	April 27, 2018
M. T. Dan

(D. H. Ferro)*	Director	April 27, 2018
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 27, 2018
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 27, 2018
S. L. Helton

(R. C. Hochschild)*	Director	April 27, 2018
R. C. Hochschild

(S. M. Mills)*	Director	April 27, 2018
S. M. Mills

(D. C. Nordin)*	Director	April 27, 2018
D. C. Nordin

(B. C. Pickerell)*	Director	April 27, 2018
B. C. Pickerell

(E. E. Tallett)*	Director	April 27, 2018
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Powers of Attorney filed herein